Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 38.47%
FFCB	2.54%	4-5-2021	$690,000	$696,331
FHLB	1.13	7-14-2021	120,000	117,983
FHLB	2.13	6-9-2023	520,000	521,583
FHLB	2.26	10-4-2022	590,000	589,474
FHLB	2.75	12-13-2024	870,000	900,500
FHLB	3.00	10-12-2021	70,000	71,698
FHLB	5.63	3-14-2036	60,000	82,288
FHLMC	2.38	2-16-2021	610,000	613,647
FHLMC	2.38	1-13-2022	1,180,000	1,192,852
FHLMC	2.50	3-1-2032	6,089,069	6,094,772
FHLMC	3.00	2-1-2047	17,469,890	17,608,270
FHLMC	3.00	3-1-2048	190,917	191,909
FHLMC ±±	3.12	10-25-2031	70,000	71,516
FHLMC	3.50	2-1-2044	14,194,806	14,597,249
FHLMC	3.50	4-1-2045	590,350	610,591
FHLMC	3.50	8-1-2047	9,643,783	9,870,834
FHLMC	6.00	7-1-2040	2,550,943	2,863,850
FHLMC Series K015 Class A2	3.23	7-25-2021	60,000	61,111
FHLMC Series K028 Class A1	2.18	11-25-2022	135,223	134,754
FHLMC Series K029 Class A2	3.32	2-25-2023	545,000	565,426
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	305,000	315,345
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	51,862
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	62,830
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	57,459
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	224,917
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	794,241
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	47,640
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	446,582
FHLMC Series K152 Class A1	2.83	5-25-2030	325,057	329,328
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	127,359
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	43,529
FHLMC Series K717 Class A2	2.99	9-25-2021	900,000	912,568
FNMA	1.38	2-26-2021	120,000	118,695
FNMA	1.50	11-30-2020	120,000	119,025
FNMA	1.90	10-27-2020	580,000	578,755
FNMA	2.13	4-24-2026	910,000	907,460
FNMA	2.50	12-1-2027	793,538	797,967
FNMA	2.50	9-1-2031	2,671,501	2,677,622
FNMA	3.00	12-1-2026	3,563,569	3,629,024
FNMA	3.00	12-1-2030	534,937	542,980
FNMA	3.00	7-1-2032	4,209,883	4,273,344
FNMA	3.00	1-1-2034	632,286	641,578
FNMA	3.00	8-1-2036	286,887	290,975
FNMA	3.00	2-1-2037	4,488,329	4,552,460
FNMA	3.00	11-1-2046	808,989	816,103
FNMA	3.00	7-1-2047	6,035,185	6,088,262
FNMA	3.00	12-1-2047	2,303,597	2,315,241
FNMA	3.00	11-1-2048	2,231,643	2,246,629
FNMA %%	3.50	6-18-2034	4,715,000	4,844,570
FNMA	3.50	1-1-2035	205,835	212,997
FNMA	3.50	3-1-2036	2,811,924	2,890,739
FNMA	3.50	4-1-2037	1,318,348	1,359,566
FNMA	3.50	6-1-2042	588,378	604,648
FNMA	3.50	7-1-2042	1,173,765	1,207,460
FNMA	3.50	10-1-2042	5,994,540	6,161,254
FNMA	3.50	9-1-2043	2,246,622	2,313,494
FNMA ##	3.50	1-1-2048	1,119,348	1,144,788
FNMA	3.50	3-1-2048	1,140,312	1,165,754
FNMA	3.50	5-1-2049	2,300,000	2,346,658
FNMA	4.00	6-1-2042	1,023,322	1,064,927
FNMA	4.00	6-1-2042	10,822,799	11,262,813
FNMA	4.00	8-1-2043	7,435,681	7,724,105
FNMA	4.00	6-1-2048	10,914,531	11,304,157
FNMA	4.00	8-1-2048	1,292,634	1,338,978
FNMA	4.00	9-1-2048	842,054	868,835
FNMA	4.50	5-1-2040	447,263	478,195
FNMA	4.50	9-1-2040	10,798,615	11,514,190
FNMA	4.50	2-1-2047	3,347,694	3,512,877

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	8-1-2048	$132,812	$138,679
FNMA	4.50	11-1-2048	6,208,978	6,487,869
FNMA	5.00	1-1-2042	380,545	409,543
FNMA	5.00	6-1-2045	1,443,186	1,553,068
FNMA	5.00	7-1-2045	4,932,925	5,308,847
FNMA	5.50	9-1-2040	2,748,401	2,992,258
FNMA	6.00	5-1-2041	142,792	160,231
FNMA	6.25	5-15-2029	230,000	308,442
FNMA	7.13	1-15-2030	810,000	1,164,820
FNMA	7.25	5-15-2030	80,000	117,109
FNMA Series 2012-M14 Class AI ±±	2.89	9-25-2027	166,481	168,670
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	175,000	174,175
FNMA Series 2017-M1 Class A2 ±±	2.42	10-25-2026	275,000	271,612
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	320,000	323,128
FNMA Series 2017-M3 Class A2 ±±	2.48	12-25-2026	995,000	985,562
FNMA Series 2017-M5 Class A2 ±±	3.18	4-25-2029	70,000	72,274
FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	90,000	97,185
GNMA	3.00	4-20-2045	8,305,504	8,444,763
GNMA	3.00	11-20-2045	610,974	621,223
GNMA	3.00	3-20-2046	5,779,043	5,875,877
GNMA	3.50	2-20-2045	15,960,562	16,433,755
GNMA	3.50	6-20-2045	2,583,413	2,660,011
GNMA	3.50	11-20-2045	2,977,106	3,069,051
GNMA	3.50	7-20-2047	842,096	866,406
GNMA	3.50	5-20-2048	261,041	268,421
GNMA	4.00	7-20-2044	2,825,393	2,960,908
GNMA	4.00	8-20-2044	1,385,005	1,445,920
GNMA	4.00	9-20-2044	2,792,326	2,926,232
GNMA	4.00	12-20-2047	5,851,347	6,065,680
TVA	2.88	2-1-2027	35,000	36,283
TVA	3.50	12-15-2042	120,000	128,297
TVA	3.88	2-15-2021	360,000	371,028
TVA	4.63	9-15-2060	35,000	46,116
TVA	5.38	4-1-2056	10,000	14,779
TVA	6.75	11-1-2025	190,000	241,038
Total Agency Securities (Cost $238,217,054)				237,996,683

Asset-Backed Securities : 0.65%
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	110,000	110,701
Capital One Multi Asset Execution Trust Series 2017-A4 Class A4	1.99	7-17-2023	50,000	49,839
CarMax Auto Owner Trust Series 2016-3 Class A3	1.97	4-15-2022	240,000	239,249
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,839
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	205,000	203,026
CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	195,000	195,019
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	89,001
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	81,830
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	205,086
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	110,854
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	187,235
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	336,393
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	50,260
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	102,931
Mercedes-Benz Auto Lease Trust Series 2017-A Class A4	2.01	1-17-2023	60,000	59,885
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	14,979
Nissan Auto Receivables Owner Trust Series 2017-C Class A3	2.12	4-18-2022	290,000	289,368
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	95,000	95,081
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	174,886
Synchrony Credit Card Master Note Trust Series 2018-2 Class A2	3.47	5-15-2026	105,000	109,472
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	237,000	235,582
World Financial Network Credit Card Master Trust Series 2017-C Class A	2.31	8-15-2024	235,000	234,938
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	192,000	191,269
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	210,020
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	204,412
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	29,108

2

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
World Omni Auto Receivables Trust Series 2019-A Class A3	2.94%	5-16-2022	$185,000	$187,405
Total Asset-Backed Securities (Cost $3,988,328)				4,014,668

Municipal Obligations : 0.84%
California : 0.30%
Education Revenue : 0.02%
California Series B	3.90	11-1-2047	15,000	16,133
University of California Series AD	4.86	5-15-2112	70,000	84,416
				100,549

GO Revenue : 0.17%
California Build America Bonds	5.70	11-1-2021	90,000	97,608
California Build America Bonds	7.55	4-1-2039	110,000	172,376
California Build America Bonds	7.60	11-1-2040	15,000	23,946
California Build America Bonds	7.63	3-1-2040	200,000	313,386
California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	100,000	149,100
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	7,863
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	19,142
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	72,836
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	218,978
				1,075,235

Transportation Revenue : 0.07%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	148,002
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	21,557
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	140,000	225,523
				395,082

Utilities Revenue : 0.04%
California Department of Water Resources Series P	2.00	5-1-2022	55,000	54,973
Los Angeles CA DW&P Build America Bonds Series A	5.72	7-1-2039	100,000	132,796
Los Angeles CA DW&P Build America Bonds Series D	6.57	7-1-2045	55,000	83,005
				270,774

				1,841,640

Florida : 0.02%
Miscellaneous Revenue : 0.02%
Florida Board of Administrative Finance Series A	2.64	7-1-2021	150,000	151,379

Georgia : 0.00%
Utilities Revenue : 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	12,583

Illinois : 0.12%
GO Revenue : 0.06%
Chicago IL Series B	6.31	1-1-2044	50,000	52,683
Illinois Taxable Pension	5.10	6-1-2033	330,000	340,484
				393,167

Miscellaneous Revenue : 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	51,289

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Tax Revenue : 0.05%
Chicago IL Transit Authority Series B	6.90%	12-1-2040	$210,000	$282,740

				727,196

Kansas : 0.00%
Miscellaneous Revenue : 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,041

Massachusetts : 0.03%
GO Revenue : 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	152,439
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	5,749
Massachusetts Build America Bonds Series E	4.20	12-1-2021	10,000	10,337
				168,525

New Jersey : 0.06%
Miscellaneous Revenue : 0.04%
New Jersey EDA Series A (National Insured)	7.43	2-15-2029	225,000	284,198

Transportation Revenue : 0.02%
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	104,649

				388,847

New York : 0.13%
Airport Revenue : 0.04%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	224,354

Tax Revenue : 0.04%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	100,000	153,848
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	123,857
				277,705

Water & Sewer Revenue : 0.05%
New York NY Municipal Water Finance Authority	5.44	6-15-2043	10,000	13,283
New York NY Municipal Water Finance Authority Series CC	5.88	6-15-2044	190,000	268,217
				281,500

				783,559

Ohio : 0.04%
Education Revenue : 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	6,232

Utilities Revenue : 0.04%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	201,743
American Municipal Power Ohio Incorporated Build America Bonds Series E	6.27	2-15-2050	10,000	13,380
				215,123

				221,355

4

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oregon : 0.04%
Tax Revenue : 0.04%
Oregon	5.76%	6-1-2023	$159,867	$172,105
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	65,955
				238,060

Pennsylvania : 0.00%
Transportation Revenue : 0.00%
Pennsylvania Turnpike Comission Series B	5.51	12-1-2045	5,000	6,543

Texas : 0.09%
Miscellaneous Revenue : 0.06%
Texas Build America Bonds	5.52	4-1-2039	290,000	379,517

Utilities Revenue : 0.03%
San Antonio TX	4.43	2-1-2042	140,000	162,239

				541,756

Wisconsin : 0.01%
Tax Revenue : 0.01%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	82,898

Total Municipal Obligations (Cost $4,972,768)				5,170,382

Non-Agency Mortgage-Backed Securities : 1.75%
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	497,774
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	25,959
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	149,710
Benchmark Mortgage Trust Series 2018-B7 Class B	4.86	5-15-2053	235,000	265,350
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	103,784	107,165
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	21,210
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	56,210
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	564,017
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	680,000	714,594
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.76	2-10-2049	40,000	43,144
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.76	2-10-2049	95,000	99,855
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	136,137
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	140,416
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	581,721
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	53,912	54,264
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.23	7-10-2045	505,000	538,469
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	51,024	51,043
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	165,086	167,639
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	61,232
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.61	9-10-2047	195,000	200,065
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.46	12-10-2047	60,000	60,749
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	61,785
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.38	10-10-2049	65,000	66,981
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	226,902
Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	722,272	736,875
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	40,394
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	282,299
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	83,754
Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	600,000	622,523

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99%	3-10-2051	$140,000	$151,145
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	17,885	18,880
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C29 Class A4	3.61	5-15-2048	925,000	965,795
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A5	3.82	7-15-2048	1,450,000	1,535,944
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	205,858
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	16,863	16,853
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	61,112
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.36	8-15-2046	360,000	380,614
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	51,017
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	61,938
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	293,972
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	422,120
Total Non-Agency Mortgage-Backed Securities (Cost $10,702,678)				10,823,484

U.S. Treasury Securities : 51.99%
U.S. Treasury Bond	2.13	9-30-2024	3,270,000	3,297,463
U.S. Treasury Bond	2.13	11-30-2024	4,755,000	4,794,377
U.S. Treasury Bond	2.50	2-15-2046	100,000	98,652
U.S. Treasury Bond	2.50	5-15-2046	1,925,000	1,898,306
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	6,270,978
U.S. Treasury Bond	2.75	11-15-2042	4,170,000	4,328,167
U.S. Treasury Bond	2.75	11-15-2047	1,110,000	1,148,633
U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,436,734
U.S. Treasury Bond	2.88	5-15-2043	5,955,000	6,311,137
U.S. Treasury Bond	3.00	5-15-2042	2,265,000	2,456,640
U.S. Treasury Bond	3.00	11-15-2044	585,000	633,811
U.S. Treasury Bond	3.00	5-15-2045	105,000	113,913
U.S. Treasury Bond	3.00	11-15-2045	55,000	59,696
U.S. Treasury Bond	3.00	2-15-2047	70,000	76,109
U.S. Treasury Bond	3.00	5-15-2047	20,761,000	22,547,578
U.S. Treasury Bond	3.00	2-15-2048	435,000	472,179
U.S. Treasury Bond	3.00	8-15-2048	805,000	874,840
U.S. Treasury Bond	3.00	2-15-2049	545,000	593,369
U.S. Treasury Bond	3.13	11-15-2041	2,125,000	2,354,185
U.S. Treasury Bond	3.13	2-15-2042	370,000	409,602
U.S. Treasury Bond	3.13	5-15-2048	550,000	611,488
U.S. Treasury Bond	3.38	5-15-2044	20,000	23,045
U.S. Treasury Bond	3.63	8-15-2043	490,000	586,316
U.S. Treasury Bond	3.63	2-15-2044	35,000	41,918
U.S. Treasury Bond	3.75	8-15-2041	780,000	948,248
U.S. Treasury Bond	4.25	11-15-2040	480,000	623,888
U.S. Treasury Bond	4.75	2-15-2041	390,000	540,546
U.S. Treasury Bond	5.00	5-15-2037	1,574,000	2,195,115
U.S. Treasury Bond	5.25	11-15-2028	1,625,000	2,057,275
U.S. Treasury Bond	5.25	2-15-2029	760,000	966,655
U.S. Treasury Bond	5.38	2-15-2031	2,017,000	2,681,271
U.S. Treasury Bond	5.50	8-15-2028	430,000	550,870
U.S. Treasury Bond	6.13	11-15-2027	2,285,000	2,994,064
U.S. Treasury Bond	6.13	8-15-2029	475,000	647,726
U.S. Treasury Bond	6.38	8-15-2027	730,000	965,140
U.S. Treasury Bond	6.88	8-15-2025	335,000	429,585
U.S. Treasury Note	1.13	2-28-2021	1,855,000	1,827,465
U.S. Treasury Note	1.13	6-30-2021	2,555,000	2,514,080
U.S. Treasury Note	1.13	9-30-2021	1,610,000	1,582,014
U.S. Treasury Note	1.25	3-31-2021	885,000	873,488
U.S. Treasury Note	1.25	10-31-2021	2,820,000	2,775,827

6

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	8-31-2020	$925,000	$916,437
U.S. Treasury Note	1.38	9-15-2020	3,265,000	3,235,156
U.S. Treasury Note	1.38	9-30-2020	5,030,000	4,981,665
U.S. Treasury Note	1.38	10-31-2020	3,365,000	3,332,927
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,731,748
U.S. Treasury Note	1.38	4-30-2021	1,560,000	1,542,938
U.S. Treasury Note	1.38	6-30-2023	6,170,000	6,037,681
U.S. Treasury Note	1.38	8-31-2023	435,000	425,314
U.S. Treasury Note	1.38	9-30-2023	6,135,000	5,993,607
U.S. Treasury Note	1.50	6-15-2020	9,500,000	9,428,748
U.S. Treasury Note	1.50	8-15-2020	1,465,000	1,453,898
U.S. Treasury Note	1.50	1-31-2022	3,290,000	3,255,558
U.S. Treasury Note	1.50	3-31-2023	6,085,000	5,993,012
U.S. Treasury Note	1.63	8-15-2022	175,000	173,510
U.S. Treasury Note	1.63	11-15-2022	2,035,000	2,016,081
U.S. Treasury Note	1.63	4-30-2023	280,000	276,916
U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,055,720
U.S. Treasury Note	1.63	10-31-2023	6,080,000	6,001,387
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,085,950
U.S. Treasury Note	1.63	5-15-2026	625,000	608,667
U.S. Treasury Note	1.75	10-31-2020	3,080,000	3,066,525
U.S. Treasury Note	1.75	12-31-2020	10,000	9,957
U.S. Treasury Note	1.75	11-30-2021	1,975,000	1,967,054
U.S. Treasury Note	1.75	2-28-2022	1,030,000	1,025,614
U.S. Treasury Note	1.75	3-31-2022	2,585,000	2,574,297
U.S. Treasury Note	1.75	6-30-2022	12,505,000	12,455,662
U.S. Treasury Note	1.75	9-30-2022	10,000	9,952
U.S. Treasury Note	1.75	5-15-2023	775,000	770,096
U.S. Treasury Note	1.88	6-30-2020	1,870,000	1,862,988
U.S. Treasury Note	1.88	11-30-2021	3,550,000	3,546,395
U.S. Treasury Note	1.88	1-31-2022	2,805,000	2,802,261
U.S. Treasury Note	1.88	2-28-2022	345,000	344,677
U.S. Treasury Note	1.88	7-31-2022	1,865,000	1,863,762
U.S. Treasury Note	1.88	9-30-2022	3,245,000	3,243,479
U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,278,177
U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,895,292
U.S. Treasury Note	2.00	10-31-2021	1,160,000	1,162,311
U.S. Treasury Note	2.00	12-31-2021	3,630,000	3,640,209
U.S. Treasury Note	2.00	10-31-2022	1,990,000	1,996,219
U.S. Treasury Note	2.00	2-15-2023	30,000	30,094
U.S. Treasury Note	2.00	6-30-2024	9,501,000	9,525,864
U.S. Treasury Note	2.00	2-15-2025	340,000	340,372
U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,199,813
U.S. Treasury Note	2.13	9-30-2021	3,355,000	3,370,464
U.S. Treasury Note	2.13	12-31-2022	1,700,000	1,713,082
U.S. Treasury Note	2.13	11-30-2023	750,000	756,240
U.S. Treasury Note	2.13	7-31-2024	570,000	574,921
U.S. Treasury Note	2.13	5-15-2025	160,000	161,175
U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,837,915
U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,856,855
U.S. Treasury Note	2.25	7-31-2021	5,580,000	5,616,837
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,065,128
U.S. Treasury Note	2.25	11-15-2024	4,275,000	4,336,119
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,506,869
U.S. Treasury Note	2.25	11-15-2025	3,010,000	3,052,328
U.S. Treasury Note	2.25	3-31-2026	3,200,000	3,246,125
U.S. Treasury Note	2.25	2-15-2027	400,000	405,469
U.S. Treasury Note	2.25	11-15-2027	20,000	20,235
U.S. Treasury Note	2.38	4-15-2021	30,000	30,219
U.S. Treasury Note	2.38	8-15-2024	490,000	500,106
U.S. Treasury Note	2.38	5-15-2027	7,413,000	7,580,081
U.S. Treasury Note	2.38	5-15-2029	690,000	704,716
U.S. Treasury Note	2.50	6-30-2020	2,600,000	2,607,719
U.S. Treasury Note	2.50	1-15-2022	3,175,000	3,222,253
U.S. Treasury Note	2.50	8-15-2023	5,540,000	5,668,978
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,717,164
U.S. Treasury Note	2.50	2-28-2026	3,165,000	3,260,445
U.S. Treasury Note	2.63	7-31-2020	3,015,000	3,029,957

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.63%	1-31-2026	$2,230,000	$2,313,712
U.S. Treasury Note	2.63	2-15-2029	940,000	979,987
U.S. Treasury Note	2.75	5-31-2023	1,895,000	1,955,329
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,110,683
U.S. Treasury Note	2.75	2-28-2025	3,500,000	3,646,563
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,324,719
U.S. Treasury Note	2.75	2-15-2028	2,685,000	2,821,977
U.S. Treasury Note	2.88	8-15-2028	3,080,000	3,272,620
U.S. Treasury Note	2.88	11-30-2025	3,225,000	3,393,557
U.S. Treasury Note	3.13	5-15-2021	2,430,000	2,483,536
U.S. Treasury Note	3.13	11-15-2028	1,855,000	2,012,168
U.S. Treasury Note	3.63	2-15-2021	695,000	713,705
U.S. Treasury Note	6.00	2-15-2026	2,955,000	3,687,517
U.S. Treasury Note	7.25	8-15-2022	3,150,000	3,669,873
U.S. Treasury Note	8.00	11-15-2021	760,000	869,488
U.S. Treasury Note	8.13	5-15-2021	2,490,000	2,780,143
Total U.S. Treasury Securities (Cost $315,442,222)				321,647,360

Yankee Corporate Bonds and Notes : 2.93%
Energy : 0.53%
Oil, Gas & Consumable Fuels : 0.53%
CNOOC Petroleum North America ULC	7.50	7-30-2039	60,000	89,951
CNOOC Petroleum North America ULC	7.88	3-15-2032	200,000	286,182
Ecopetrol SA	5.88	9-18-2023	440,000	479,116
Ecopetrol SA	7.38	9-18-2043	20,000	24,282
Equinor ASA	2.90	11-8-2020	110,000	110,680
Equinor ASA	4.80	11-8-2043	200,000	237,514
Petroleos Mexicanos Company	4.50	1-23-2026	140,000	131,040
Petroleos Mexicanos Company	5.50	6-27-2044	1,250,000	1,010,938
Petroleos Mexicanos Company	6.38	2-4-2021	430,000	446,985
Petroleos Mexicanos Company	6.50	3-13-2027	250,000	252,500
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	99,413
Petroleos Mexicanos Company	6.63	6-15-2038	120,000	109,200
				3,277,801

Financials : 2.40%
Banks : 2.40%
African Development Bank	2.63	3-22-2021	380,000	383,909
Asian Development Bank	2.00	2-16-2022	760,000	760,718
Asian Development Bank	2.00	4-24-2026	60,000	59,489
Asian Development Bank	2.63	1-12-2027	630,000	650,821
Asian Development Bank	5.82	6-16-2028	10,000	12,657
Asian Development Bank	6.22	8-15-2027	80,000	101,430
Corporación Andina de Fomento	2.13	9-27-2021	10,000	9,883
Corporación Andina de Fomento	4.38	6-15-2022	120,000	125,471
European Bank for Reconstruction & Development	2.13	3-7-2022	370,000	371,281
European Investment Bank	1.38	6-15-2020	970,000	961,902
European Investment Bank	1.63	12-15-2020	280,000	277,996
European Investment Bank	1.88	2-10-2025	110,000	109,037
European Investment Bank	2.13	10-15-2021	750,000	752,376
European Investment Bank	2.50	3-15-2023	200,000	203,494
European Investment Bank	2.88	8-15-2023	10,000	10,349
European Investment Bank	3.25	1-29-2024	100,000	105,415
Inter-American Development Bank	1.75	4-14-2022	580,000	576,337
Inter-American Development Bank	1.75	9-14-2022	250,000	248,219
Inter-American Development Bank	2.00	6-2-2026	260,000	257,334
Inter-American Development Bank	2.13	1-18-2022	60,000	60,234
Inter-American Development Bank	2.13	1-15-2025	440,000	441,172
Inter-American Development Bank	3.20	8-7-2042	30,000	32,074
Inter-American Development Bank	4.38	1-24-2044	210,000	269,337
International Bank for Reconstruction & Development	1.13	8-10-2020	190,000	187,848
International Bank for Reconstruction & Development	1.38	5-24-2021	890,000	879,182
International Bank for Reconstruction & Development	1.88	10-7-2022	540,000	538,198
International Bank for Reconstruction & Development	2.00	1-26-2022	240,000	240,274

8

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
International Bank for Reconstruction & Development	2.13%	11-1-2020	$510,000	$510,423
International Bank for Reconstruction & Development	2.50	7-29-2025	50,000	51,138
International Bank for Reconstruction & Development	4.75	2-15-2035	80,000	102,188
International Finance Corporation	2.13	4-7-2026	400,000	399,769
KfW ¤	0.00	4-18-2036	340,000	219,331
KfW	1.50	6-15-2021	890,000	880,854
KfW	2.00	11-30-2021	250,000	250,199
KfW	2.00	5-2-2025	40,000	39,857
KfW	2.13	3-7-2022	1,020,000	1,024,082
KfW	2.13	6-15-2022	130,000	130,581
KfW	2.13	1-17-2023	1,010,000	1,015,321
KfW	2.75	9-8-2020	380,000	383,045
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,720
Landwirtschaftliche Rentenbank	2.25	10-1-2021	570,000	573,293
Nordic Investment Bank	1.25	8-2-2021	400,000	392,965
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	267,974
				14,877,177

Total Yankee Corporate Bonds and Notes (Cost $18,119,318)				18,154,978

Yankee Government Bonds : 2.27%
Canada	2.00	11-15-2022	150,000	150,123
Colombia	8.13	5-21-2024	155,000	187,784
European Investment Bank	2.00	3-15-2021	670,000	669,535
Export Development Canada	2.00	11-30-2020	170,000	169,725
Export-Import Bank of Korea	2.88	1-21-2025	400,000	403,028
Export-Import Bank of Korea	5.13	6-29-2020	190,000	195,177
FMS Wertmanagement	2.00	8-1-2022	260,000	260,124
Hydro-Quebec	9.40	2-1-2021	535,000	595,621
Italy	5.38	6-15-2033	80,000	87,449
Italy	6.88	9-27-2023	100,000	111,470
Japan Bank for International Cooperation	1.88	4-20-2021	1,130,000	1,123,709
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	365,253
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	105,375
Oriental Republic of Uruguay	5.10	6-18-2050	385,000	413,394
Province of Alberta	2.20	7-26-2022	250,000	250,195
Province of British Columbia	7.25	9-1-2036	100,000	157,535
Province of British Columbia	2.00	10-23-2022	15,000	14,963
Province of Manitoba	2.10	9-6-2022	240,000	239,395
Province of Ontario	2.20	10-3-2022	120,000	120,029
Province of Ontario	2.50	4-27-2026	480,000	482,996
Province of Ontario	3.20	5-16-2024	5,000	5,228
Province of Quebec	2.50	4-20-2026	75,000	75,662
Province of Quebec	2.63	2-13-2023	60,000	60,903
Province of Quebec	3.50	7-29-2020	190,000	192,879
Republic of Chile	3.63	10-30-2042	285,000	287,138
Republic of Colombia	3.88	4-25-2027	210,000	212,778
Republic of Colombia	6.13	1-18-2041	225,000	263,534
Republic of Colombia	7.38	9-18-2037	140,000	182,000
Republic of Hungary	5.38	3-25-2024	215,000	237,880
Republic of Hungary	6.38	3-29-2021	30,000	31,920
Republic of Indonesia	2.95	1-11-2023	200,000	198,309
Republic of Indonesia	4.35	1-11-2048	205,000	205,802
Republic of Korea	3.88	9-11-2023	210,000	223,910
Republic of Panama	9.38	4-1-2029	360,000	530,100
Republic of Peru	5.63	11-18-2050	365,000	477,694
Republic of Philippines	4.00	1-15-2021	105,000	107,178
Republic of Philippines	5.50	3-30-2026	705,000	817,851
Republic of Philippines	6.38	10-23-2034	185,000	248,866
Republic of Poland	3.00	3-17-2023	490,000	496,681
Republic of Poland	3.25	4-6-2026	10,000	10,250
Republic of Poland	5.13	4-21-2021	10,000	10,465
State of Israel	4.00	6-30-2022	365,000	380,980
State of Israel	5.50	12-4-2023	240,000	274,647
State of Israel	5.50	4-26-2024	60,000	69,258
State of Israel	5.50	9-18-2033	6,000	7,993

9

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Swedish Export Credit ¤		0.00%	5-11-2037	$65,000	$38,681
Swedish Export Credit		1.88	6-23-2020	590,000	587,528
United Mexican States		4.00	10-2-2023	10,000	10,335
United Mexican States		4.15	3-28-2027	205,000	209,090
United Mexican States		4.35	1-15-2047	225,000	210,938
United Mexican States		5.75	10-12-2099	175,000	180,031
United Mexican States		6.05	1-11-2040	170,000	194,438
United Mexican States		7.50	4-8-2033	610,000	786,138
United Mexican States		8.30	8-15-2031	60,000	82,050
Total Yankee Government Bonds (Cost $13,855,568)					14,012,015

		Yield		Shares
Short-Term Investments : 0.60%
Investment Companies : 0.60%
Wells Fargo Government Money Market Fund Select Class ##(l)(u)		2.30%		3,730,672	3,730,672

Total Short-Term Investments (Cost $3,730,672)					3,730,672

Total investments in securities (Cost $609,028,608)	99.50%				615,550,242
Other assets and liabilities, net	0.50				3,115,371

Total net assets	100.00%				$618,665,613

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

DW&P	Department of Water & Power

EDA	Economic Development Authority

FFCB	Federal Farm Credit Banks

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

National	National Public Finance Guarantee Corporation

TVA	Tennessee Valley Authority

10

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	6,855,231	30,332,013	33,456,572	3,730,672	$3,730,672	0.60%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$237,996,683	$0	$237,996,683
Asset-backed securities	0	4,014,668	0	4,014,668
Municipal obligations	0	5,170,382	0	5,170,382
Non-agency mortgage-backed securities	0	10,823,484	0	10,823,484
U.S. Treasury securities	321,647,360	0	0	321,647,360
Yankee corporate bonds and notes	0	18,154,978	0	18,154,978
Yankee government bonds	0	14,012,015	0	14,012,015
Short-term investments
Investment companies	3,730,672	0	0	3,730,672

Total assets	$325,378,032	$290,172,210	$0	$615,550,242

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 15.75%
Azerbaijan : 0.98%
Southern Gas Corridor CJSC (Energy, Oil, Gas & Consumable Fuels)	6.88%	3-24-2026	$200,000	$227,747
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75	3-13-2023	200,000	204,758
				432,505

Chile : 1.66%
Codelco Incorporated (Materials, Metals & Mining)	4.25	7-17-2042	250,000	256,000
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	277,808
Empresa Nacional del Petroleo (Energy, Oil, Gas & Consumable Fuels)	3.75	8-5-2026	200,000	199,500
				733,308

China : 1.78%
CCTI 2017 Limited (Financials, Capital Markets)	3.63	8-8-2022	200,000	195,216
Chinalco Capital Holdings Limited (Materials, Metals & Mining)	4.25	4-21-2022	200,000	198,335
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.00	4-12-2022	200,000	200,387
State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities)	2.88	5-18-2026	200,000	195,602
				789,540

Hong Kong : 0.47%
CNAC Hong Kong Finbridge Company Limited (Materials, Chemicals)	4.63	3-14-2023	200,000	207,670

Indonesia : 0.47%
PT Pertamina Persero Tbk (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	207,071

Kazakhstan : 1.54%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-19-2047	450,000	479,700
KaztransGas Company JSC (Energy, Oil, Gas & Consumable Fuels)	4.38	9-26-2027	200,000	199,398
				679,098

Malaysia : 1.27%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.50	3-18-2025	216,000	221,934
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	4.50	3-18-2045	300,000	339,627
				561,561

Mexico : 3.15%
Comision Federal de Electricidad (Utilities, Electric Utilities)	5.75	2-14-2042	200,000	206,102
Mexico City Airport Trust (Industrials, Airlines)	5.50	7-31-2047	200,000	193,000
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	4.88	1-24-2022	600,000	607,740
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	250,000	203,500
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	6.75	9-21-2047	200,000	180,780
				1,391,122

Netherlands : 0.58%
MDC-GMTN BV (Financials, Diversified Financial Services)	3.75	4-19-2029	250,000	256,750

Oman : 0.39%
Lamar Funding Limited (Utilities, Electric Utilities)	3.96	5-7-2025	200,000	174,000

Peru : 0.70%
Petroleos del Peru SA (Energy, Oil, Gas & Consumable Fuels)	4.75	6-19-2032	300,000	309,375

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Russia : 0.65%
Vnesheconombank (Financials, Banks)	5.94%	11-21-2023	$275,000	$287,697

Saudi Arabia : 0.45%
KSA Sukuk Limited (Financials, Diversified Financial Services)	2.89	4-20-2022	200,000	199,989

South Africa : 0.62%
Eskom Holdings SOC Limited (Utilities, Electric Utilities)	5.75	1-26-2021	275,000	274,472

United Arab Emirates : 0.48%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, Gas & Consumable Fuels)	4.60	11-2-2047	200,000	211,540

Venezuela : 0.56%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) ††	5.38	4-12-2027	200,000	39,000
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) ††	5.38	4-12-2027	350,000	68,250
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) ††	5.50	4-12-2037	200,000	42,000
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) ††	9.00	11-17-2021	400,000	100,000
				249,250

Total Yankee Corporate Bonds and Notes (Cost $7,016,705)				6,964,948

Yankee Government Bonds : 82.50%
Arab Republic of Egypt	5.58	2-21-2023	200,000	198,140
Arab Republic of Egypt	8.70	3-1-2049	200,000	199,233
Arab Republic of Egypt	6.13	1-31-2022	200,000	202,156
Arab Republic of Egypt	6.59	2-21-2028	250,000	237,824
Arab Republic of Egypt	8.50	1-31-2047	250,000	245,532
Banco Nacional de Desenvolvimento Economico e Social	5.50	7-12-2020	200,000	205,200
China Development Bank	4.00	1-24-2037	350,000	360,088
Dominican Republic	5.95	1-25-2027	1,100,000	1,157,750
Dominican Republic	6.00	7-19-2028	200,000	210,500
Export Credit Bank of Turkey	5.00	9-23-2021	200,000	186,100
Export-Import Bank of China	2.00	4-26-2021	450,000	444,249
Export-Import Bank of India	4.00	1-14-2023	475,000	486,712
Federation of Malaysia	3.18	4-27-2026	400,000	405,964
Federative Republic of Brazil	4.63	1-13-2028	400,000	406,000
Federative Republic of Brazil	5.63	1-7-2041	450,000	457,753
Government of Jamaica	7.88	7-28-2045	300,000	360,750
Islamic Republic of Pakistan	8.25	4-15-2024	350,000	372,326
Kingdom of Bahrain	7.00	10-12-2028	200,000	210,736
Kingdom of Jordan	5.75	1-31-2027	300,000	292,899
Kingdom of Morocco	5.50	12-11-2042	200,000	217,357
Kuwait Government International Bond	3.50	3-20-2027	200,000	208,126
Lebanese Republic	6.60	11-27-2026	500,000	388,960
Lebanese Republic	7.05	11-2-2035	200,000	147,500
Lebanese Republic	8.25	4-12-2021	350,000	331,653
Mongolia Government	5.63	5-1-2023	250,000	247,506
Oman Government International Bond	4.40	6-1-2024	250,000	235,655
Oman Government International Bond	6.50	3-8-2047	400,000	331,292
Oman Government International Bond	3.88	3-8-2022	500,000	482,530
Oriental Republic of Uruguay	4.50	8-14-2024	500,000	525,625
Oriental Republic of Uruguay	5.10	6-18-2050	450,000	483,187
Oriental Republic of Uruguay	7.88	1-15-2033	250,000	345,937
Perusahaan Penerbit SBSN Indonesia III	4.55	3-29-2026	500,000	521,500
Republic of Angola	8.25	5-9-2028	400,000	402,354
Republic of Argentina	5.63	1-26-2022	350,000	271,428
Republic of Argentina	3.75	12-31-2038	250,000	134,377
Republic of Argentina	7.50	4-22-2026	600,000	450,000
Republic of Argentina	7.63	4-22-2046	250,000	174,875
Republic of Azerbaijan	3.50	9-1-2032	200,000	180,832
Republic of Belarus	7.63	6-29-2027	200,000	216,400
Republic of Chile	3.86	6-21-2047	350,000	361,725
Republic of Colombia	3.88	4-25-2027	743,000	752,830

2

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Colombia	5.00%	6-15-2045	$286,000	$297,869
Republic of Colombia	7.38	9-18-2037	250,000	325,000
Republic of Costa Rica	7.00	4-4-2044	350,000	331,625
Republic of Croatia	6.38	3-24-2021	450,000	475,850
Republic of Croatia	6.63	7-14-2020	278,000	288,842
Republic of Ecuador	7.95	6-20-2024	350,000	353,503
Republic of Ecuador	7.95	6-20-2024	200,000	202,000
Republic of Ecuador	9.63	6-2-2027	300,000	313,125
Republic of Ecuador	9.65	12-13-2026	200,000	209,752
Republic of El Salvador	7.65	6-15-2035	347,000	350,036
Republic of Gabon	6.38	12-12-2024	150,000	143,062
Republic of Ghana	8.63	6-16-2049	200,000	185,728
Republic of Ghana	7.63	5-16-2029	300,000	287,847
Republic of Guatemala	4.38	6-5-2027	400,000	385,200
Republic of Honduras	6.25	1-19-2027	150,000	157,688
Republic of Hungary	5.38	2-21-2023	450,000	488,226
Republic of Hungary	5.38	3-25-2024	400,000	442,568
Republic of Indonesia	4.63	4-15-2043	200,000	203,316
Republic of Indonesia	4.10	4-24-2028	300,000	307,736
Republic of Indonesia	4.88	5-5-2021	200,000	206,920
Republic of Indonesia	5.13	1-15-2045	200,000	216,784
Republic of Indonesia	7.75	1-17-2038	25,000	34,918
Republic of Iraq	5.80	1-15-2028	250,000	234,498
Republic of Ivory Coast	5.38	7-23-2024	200,000	193,440
Republic of Ivory Coast	6.13	6-15-2033	250,000	219,027
Republic of Kazakhstan	4.88	10-14-2044	300,000	321,732
Republic of Kenya	6.88	6-24-2024	200,000	203,982
Republic of Kenya	8.25	2-28-2048	200,000	188,550
Republic of Lithuania	6.63	2-1-2022	450,000	494,325
Republic of Nigeria	6.38	7-12-2023	550,000	564,069
Republic of Nigeria	7.63	11-28-2047	200,000	180,392
Republic of Nigeria	7.88	2-16-2032	300,000	295,226
Republic of Panama	4.00	9-22-2024	563,000	589,743
Republic of Panama	4.50	5-15-2047	350,000	377,825
Republic of Paraguay	4.63	1-25-2023	225,000	232,859
Republic of Paraguay	5.00	4-15-2026	250,000	264,818
Republic of Peru	4.13	8-25-2027	200,000	218,500
Republic of Peru	6.55	3-14-2037	365,000	496,400
Republic of Peru	7.35	7-21-2025	200,000	251,202
Republic of Peru	8.75	11-21-2033	25,000	39,338
Republic of Philippines	3.70	2-2-2042	200,000	207,869
Republic of Philippines	4.00	1-15-2021	450,000	459,333
Republic of Philippines	5.50	3-30-2026	379,000	439,667
Republic of Philippines	6.38	1-15-2032	300,000	396,872
Republic of Poland	3.25	4-6-2026	400,000	410,000
Republic of Poland	5.13	4-21-2021	225,000	235,467
Republic of Senegal	6.25	5-23-2033	250,000	228,735
Republic of South Africa	4.85	9-27-2027	600,000	589,186
Republic of South Africa	6.25	3-8-2041	200,000	209,503
Republic of Sri Lanka	5.75	1-18-2022	250,000	246,842
Republic of Sri Lanka	6.25	7-27-2021	600,000	601,400
Republic of Sri Lanka	6.75	4-18-2028	300,000	282,129
Republic of Turkey	5.63	3-30-2021	561,000	551,853
Republic of Turkey	4.49	11-25-2024	200,000	175,965
Republic of Turkey	6.63	2-17-2045	600,000	511,932
Republic of Turkey	8.00	2-14-2034	200,000	199,500
Republic of Venezuela †	6.00	12-9-2020	225,000	61,875
Republic of Venezuela †	7.00	3-31-2038	200,000	54,000
Republic of Venezuela †	9.00	5-7-2023	1,010,000	286,588
Republic of Zambia	8.50	4-14-2024	200,000	130,000
Romania	4.38	8-22-2023	250,000	259,960
Romania	4.88	1-22-2024	250,000	265,350
Romania	6.75	2-7-2022	50,000	54,561
Russian Federation	5.25	6-23-2047	200,000	209,624
Russian Federation	4.38	3-21-2029	200,000	202,650
Russian Federation	4.50	4-4-2022	200,000	207,621
Russian Federation	7.50	3-31-2030	431,250	482,182
Russian Federation	12.75	6-24-2028	250,000	407,590

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Saudi International Bond		3.63%	3-4-2028	$200,000	$200,241
Saudi International Bond		4.50	4-17-2030	200,000	212,750
State of Qatar		4.63	6-2-2046	450,000	489,411
Ukraine Government		7.75	9-1-2023	200,000	195,156
Ukraine Government		7.38	9-25-2032	200,000	177,418
Ukraine Government		7.75	9-1-2025	400,000	379,026
Ukraine Government		7.75	9-1-2027	200,000	186,307
United Mexican States		4.00	10-2-2023	200,000	206,700
United Mexican States		4.60	2-10-2048	200,000	195,750
United Mexican States		6.75	9-27-2034	200,000	245,750
Total Yankee Government Bonds (Cost $37,490,500)					36,481,845

		Yield		Shares
Short-Term Investments : 0.39%
Investment Companies : 0.39%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.30		172,962	172,962

Total Short-Term Investments (Cost $172,962)					172,962

Total investments in securities (Cost $44,680,167)	98.64%				43,619,755
Other assets and liabilities, net	1.36				602,250

Total net assets	100.00%				$44,222,005

††	On the last interest date, partial interest was paid.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	%
	beginning of	Shares	Shares	end of	end	of
	period	purchased	sold	period	of period	net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,749,145	1,706,547	4,282,730	172,962	$172,962	0.39%

Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Yankee corporate bonds and notes	$0	$6,964,948	$0	$6,964,948
Yankee government bonds	0	36,481,845	0	36,481,845
Short-term investments
Investment companies	172,962	0	0	172,962

Total assets	$172,962	$43,446,793	$0	$43,619,755

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 89.86%
Brazil : 4.00%
Aliansce Shopping Centers SA (Real Estate, Real Estate Management & Development)	9,300	$48,776
Arezzo Industria e Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,100	52,766
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	26,500	156,341
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	13,335	106,709
Banco de Brasil SA (Financials, Banks)	82,300	1,087,490
Banco Santander (Brasil) SA (Financials, Banks)	18,700	110,562
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,700	65,540
BRF SA (Consumer Staples, Food Products) †	39,000	275,309
CCR SA (Industrials, Transportation Infrastructure)	78,882	268,773
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)	23,500	206,077
Cia Siderurgica Nacional SA (Materials, Metals & Mining)	49,100	206,963
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	23,841	268,610
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	3,959	62,695
Companhia Hering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,710	80,217
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers) †	17,000	62,429
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,764	128,447
Duratex SA (Materials, Paper & Forest Products)	24,500	65,809
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	14,000	33,752
EDP Energias do Brasil SA (Utilities, Electric Utilities)	17,747	89,731
Embraer SA (Industrials, Aerospace & Defense)	48,030	231,952
Eneva SA (Utilities, Independent Power & Renewable Electricity Producers) †	18,200	105,519
Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	10,400	122,766
Equatorial Energia SA (Utilities, Electric Utilities)	13,314	292,308
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	20,833	156,356
EZTEC Empreendimentos e Participacoes SA (Consumer Discretionary, Household Durables)	1	6
Fleury SA (Health Care, Health Care Providers & Services)	14,805	74,705
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	27,720	49,874
Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A	11,300	105,917
Hypermarcas SA (Health Care, Pharmaceuticals)	29,636	228,239
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	7,180	73,192
Iochpe Maxion SA (Industrials, Machinery)	9,600	48,392
IRB-Brasil Resseguros SA (Financials, Insurance)	9,600	249,251
JBS SA (Consumer Staples, Food Products)	72,729	405,167
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	113,869	300,056
Linx SA (Information Technology, Software)	9,400	82,287
Localiza Rent A Car SA (Industrials, Road & Rail)	40,521	392,823
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	56,356	632,505
M. Dias Branco SA (Consumer Staples, Food Products)	9,855	97,170
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	5,900	294,703
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	23,400	102,570
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	21,300	134,837
Natura Cosmeticos SA (Consumer Staples, Personal Products)	16,576	253,374
Notre Dame Intermedica Participacoes SA (Health Care, Health Care Providers & Services)	18,900	197,480
Odontoprev SA (Health Care, Health Care Providers & Services)	19,362	80,528
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	24,100	156,922
Porto Seguro SA (Financials, Insurance)	6,568	88,713
Qualicorp SA (Health Care, Health Care Providers & Services)	17,801	91,410
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	14,833	262,416
Rumo SA (Industrials, Road & Rail) †	82,100	405,065
Sao Martinho SA (Consumer Staples, Food Products)	12,611	62,831
Smiles Fidelidade SA (Communication Services, Media)	4,300	52,217
Suzano Papel e Celulose SA (Materials, Paper & Forest Products)	42,656	348,731
Totvs SA (Information Technology, Software)	7,200	72,478
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	57,196	301,434
WEG SA (Industrials, Electrical Equipment)	51,433	249,697
		10,180,887

Chile : 1.71%
Aguas Andinas SA Class A (Utilities, Water Utilities)	145,436	80,247
Almendral SA (Communication Services, Wireless Telecommunication Services)	828,338	55,453
Antarchile SA (Industrials, Industrial Conglomerates)	9,372	108,377
Banco de Chile (Financials, Banks)	2,386,682	342,629
Banco de Credito e Inversiones (Financials, Banks)	3,596	230,599

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Chile (continued)
Banco Santander Chile (Financials, Banks)	2,264,444	$159,445
CAP SA (Materials, Metals & Mining)	5,269	52,286
Cencosud SA (Consumer Staples, Food & Staples Retailing)	82,639	150,245
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	427,363	80,409
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	10,649	144,076
Empresa Nacional de Telecomunicaciones SA (Communication Services, Wireless Telecommunication Services)	10,142	96,755
Empresas CMPC SA (Materials, Paper & Forest Products)	93,546	248,521
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	33,785	349,509
Enel Americas SA (Utilities, Electric Utilities)	1,486,879	236,799
Enel Chile SA (Utilities, Electric Utilities)	1,657,530	151,798
Engie Energia Chile SA (Utilities, Electric Utilities)	22,246	36,996
Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	104,670	25,668
Grupo Security SA (Financials, Banks)	173,506	65,535
Hortifrut SA (Consumer Staples, Food Products)	7,167	19,495
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	18,282	25,510
Inversiones La Construccion SA (Financials, Diversified Financial Services)	2,305	37,651
Itau CorpBanca SA (Financials, Banks)	13,883,927	108,072
LATAM Airlines Group SA (Industrials, Airlines)	30,044	263,375
Parque Arauco SA (Real Estate, Real Estate Management & Development)	49,332	128,625
Quinenco SA (Industrials, Industrial Conglomerates)	27,849	71,061
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	95,617	68,054
SACI Falabella (Consumer Discretionary, Multiline Retail)	81,785	493,337
Salfacorp SA (Industrials, Construction & Engineering)	36,081	41,698
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	40,034	71,369
SMU SA (Consumer Staples, Food & Staples Retailing)	242,219	61,414
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	360,813	172,948
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	464,220	41,545
Sonda SA (Information Technology, IT Services)	30,810	40,211
Vina Concha y Toro SA (Consumer Staples, Beverages)	43,334	86,114
		4,345,826

China : 17.08%
3SBio Incorporated (Health Care, Biotechnology) 144A	105,500	171,986
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	106,000	134,265
Agricultural Bank of China Limited H Shares (Financials, Banks)	2,038,000	873,479
Air China H Shares (Industrials, Airlines)	158,000	146,521
Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining) †	252,000	90,648
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	88,000	514,111
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	7,500	56,358
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	214,000	121,474
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Automobiles) 144A	93,000	57,535
Baidu Incorporated ADR (Communication Services, Interactive Media & Services) †	18,887	2,077,570
Bank of China Limited H Shares (Financials, Banks)	5,282,000	2,189,730
Bank of Communications Limited H Shares (Financials, Banks)	538,000	421,366
BBMG Corporation H Shares (Materials, Construction Materials)	157,000	47,463
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	128,000	108,251
Beijing Enterprises Holdings Limited (Utilities, Gas Utilities)	35,500	178,416
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	390,000	207,448
BYD Company Limited H Shares (Consumer Discretionary, Automobiles)	46,000	269,327
CGN Power Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers) 144A	659,000	181,572
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	235,000	71,044
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	629,000	146,026
China CITIC Bank H Shares (Financials, Banks)	924,351	524,694
China Coal Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	172,000	70,208
China Communications Construction Company Limited H Shares Industrials, Construction & Engineering)	325,000	288,952
China Communications Services Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	180,000	134,778
China Eastern Airlines Company H Shares (Industrials, Airlines)	126,000	69,272
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	494,000	59,863
China Everbright Bank Company Limited H Shares (Financials, Banks)	350,000	158,045
China Everbright Limited (Financials, Capital Markets)	70,000	111,971
China Evergrande Group (Real Estate, Real Estate Management & Development)	153,000	406,917
China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	268,000	143,922
China International Capital Corporation Limited H Shares (Financials, Capital Markets) 144A	86,400	156,940

2

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
China (continued)
China Life Insurance Company H Shares (Financials, Insurance)	554,000	$1,286,145
China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	239,000	150,908
China Merchants Bank Company Limited H Shares (Financials, Banks)	261,500	1,259,208
China Merchants Securities H Shares (Financials, Capital Markets)	29,000	33,626
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	456,200	331,695
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	407,500	3,558,033
China National Building Material Company Limited H Shares (Materials, Construction Materials)	236,000	181,526
China Oilfield Services Limited H Shares (Energy, Energy Equipment & Services)	108,000	96,572
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	266,000	922,910
China Pacific Insurance H Shares (Financials, Insurance)	189,800	702,107
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,806,000	1,202,533
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	285,000	73,799
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	147,000	171,947
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	336,000	251,157
China Railway Signal & Communication Corporation Limited H Shares (Information Technology, Electronic Equipment, Instruments & Components) 144A	111,000	73,060
China Reinsurance Group Corporation H Shares (Financials, Insurance)	488,000	89,015
China Resources Cement Holdings Limited (Materials, Construction Materials)	150,000	130,110
China Resources Gas Group Limited (Utilities, Gas Utilities)	58,000	277,809
China Resources Land Limited (Real Estate, Real Estate Management & Development)	196,000	797,546
China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	142,500	186,133
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	128,000	186,460
China Shenhua Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	245,000	503,154
China Southern Airlines Company H Shares (Industrials, Airlines)	126,000	81,005
China State Construction International Holdings (Industrials, Construction & Engineering)	126,000	129,061
China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	1,040,000	522,683
China Tower Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services) 144A	2,888,000	648,364
China Travel International Investment Hong Kong Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	186,000	37,961
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	87,000	307,958
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	58,900	25,244
Chongqing Rural Commercial Bank H Shares (Financials, Banks)	192,000	98,210
CIFI Holdings Group Company Limited (Real Estate, Real Estate Management & Development)	256,000	153,152
CITIC Securities Company Limited H Shares (Financials, Capital Markets)	157,500	286,891
COSCO Shipping Development Company Limited H Shares (Industrials, Marine) †	257,000	31,471
COSCO Shipping Holdings Company Limited H Shares (Industrials, Marine) †	177,000	65,250
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	124,000	120,527
Country Garden Services Holdings Company Limited (Industrials, Commercial Services & Supplies)	92,000	188,705
CRRC Corporation Limited H Shares (Industrials, Machinery)	326,000	279,445
CSC Financial Company Limited H Shares (Financials, Capital Markets)	61,500	43,617
CSG Holding Company Limited Class B (Materials, Construction Materials)	119,600	39,818
CSPC Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	298,000	480,477
Datang International Power Generation Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	172,000	43,002
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	194,000	159,861
ENN Energy Holdings Limited (Utilities, Gas Utilities)	53,000	476,622
Far East Horizon Limited (Financials, Diversified Financial Services)	168,000	178,939
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	37,200	111,037
GF Securities Company Limited H Shares (Financials, Capital Markets)	105,600	120,423
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	193,000	140,327
Greentown Service Group Company Limited (Real Estate, Real Estate Management & Development)	84,000	66,111
Guangdong Investment Limited (Utilities, Water Utilities)	210,000	413,059
Guangzhou Automobile Group Company Limited H Shares (Consumer Discretionary, Automobiles)	192,400	185,539
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	70,400	133,265
Guotai Junan Securities Company Limited H Shares (Financials, Capital Markets)	45,600	77,827
Haidilao International Holding Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	48,455	170,591
Haitian International Holdings Limited (Industrials, Machinery)	48,000	94,903
Haitong Securities Company Limited H Shares (Financials, Capital Markets)	203,200	208,396
Hengan International Group Company Limited (Consumer Staples, Personal Products)	51,000	374,065
Hua Hong Semiconductor Limited (Information Technology, Semiconductors & Semiconductor Equipment)	28,000	58,861

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
China (continued)
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	288,000	$181,480
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	318,000	85,995
Huatai Securities Company Limited H Shares (Financials, Capital Markets)	120,800	191,380
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	5,008,000	3,577,348
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	94,600	103,587
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	94,000	130,936
Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	92,000	114,889
Kunlun Energy Company Limited (Energy, Oil, Gas & Consumable Fuels)	228,000	209,981
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	25,612	85,032
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	39,800	96,053
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	506,000	351,768
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	135,000	223,520
Logan Property Holdings Company Limited (Real Estate, Real Estate Management & Development)	86,000	127,033
Longfor Properties Company Limited (Real Estate, Real Estate Management & Development)	109,000	399,736
Meituan Dianping (Consumer Discretionary, Internet & Direct Marketing Retail) †	299,700	2,314,780
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)	241,000	64,250
New China Life Insurance Company Limited H Shares (Financials, Insurance)	66,800	310,161
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	119,000	94,872
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)	61,600	39,131
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,484,692	829,506
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	500,000	540,210
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development)	141,000	48,561
Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	765,000	457,660
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	184,000	160,070
Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment)	226,000	79,854
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	41,500	122,019
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	40,000	83,372
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	92,640	107,740
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	61,000	120,451
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	72,500	127,437
Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	68,000	194,731
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	6,000	85,030
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	107,000	87,079
Sinopec Shanghai Petrochemical Company Limited H Shares (Materials, Chemicals)	232,000	101,210
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	86,000	323,067
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	163,000	59,881
Sinotruk Hong Kong Limited (Industrials, Machinery)	43,500	82,455
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	54,000	69,157
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	38,000	230,970
Universal Medical Financial & Technical Advisory Services Company Limited (Health Care, Health Care Providers & Services) 144A	86,000	65,162
Weichai Power Company Limited H Shares (Industrials, Machinery)	121,000	183,980
Wuxi Little Swan Company Limited Class B (Consumer Discretionary, Household Durables) (a)	7,600	49,435
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	318,000	174,423
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	26,800	55,312
Yanzhou Coal Mining Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	106,000	99,651
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	458,000	103,991
Yuexiu Real Estate Investment Trust (Real Estate, Equity REITs)	195,505	130,677
Zall Smart Commerce Group Limited (Real Estate, Real Estate Management & Development)	255,320	70,999
Zhaojin Mining Industry Company Limited H Shares (Materials, Metals & Mining)	88,500	81,280
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	102,000	106,560
Zhuzhou CSR Times Electric Company Limited H Shares (Industrials, Electrical Equipment)	43,600	234,697
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	392,000	138,508
ZTE Corporation H Shares (Information Technology, Communications Equipment) †	57,000	137,128
		43,452,467

Colombia : 0.41%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	17,632	73,597
Banco de Bogota SA (Financials, Banks)	4,003	78,211
Cementos Argos SA (Materials, Construction Materials)	38,896	83,940
Grupo Argos SA (Materials, Construction Materials)	26,119	133,919
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	19,673	193,700

4

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Colombia (continued)
Grupo Energia Bogota SA (Utilities, Gas Utilities)	204,559	$128,378
Grupo Nutresa SA (Consumer Staples, Food Products)	20,647	152,070
Interconexion Electrica SA (Utilities, Electric Utilities)	26,877	128,894
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	53,000	64,902
		1,037,611

Czech Republic : 0.35%
CEZ AS (Utilities, Electric Utilities)	12,832	298,755
Komercni Banka AS (Financials, Banks)	7,765	293,083
Moneta Money Bank (Financials, Banks) 144A	53,838	175,740
O2 Czech Republic AS (Communication Services, Diversified Telecommunication Services)	10,593	114,497
		882,075

Egypt : 0.19%
Commercial International Bank ADR (Financials, Banks)	125,013	495,051

Greece : 0.48%
Eurobank Ergasias SA (Financials, Banks) †	214,860	210,027
FF Group (Consumer Discretionary, Specialty Retail) †(a)	3,820	0
GEK Terna Holding Real Estate Construction SA (Industrials, Construction & Engineering) †	6,576	36,952
Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	5,286	49,781
Hellenic Telecommunications Organization SA (Communication Services, Diversified Telecommunication Services)	18,175	248,726
Jumbo SA (Consumer Discretionary, Specialty Retail)	8,202	145,690
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	4,657	118,619
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	8,082	88,166
National Bank Of Greece SA (Financials, Banks) †	32,660	86,399
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,882	155,863
Titan Cement Company SA (Materials, Construction Materials)	4,276	86,940
		1,227,163

Hong Kong : 0.24%
Dongyue Group Limited (Materials, Chemicals)	65,000	43,695
Future Land Development Holdings Limited (Real Estate, Real Estate Management & Development)	118,000	128,694
Kingboard Chemicals Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	47,000	123,502
Sino-Ocean Land Holdings Limited (Real Estate, Real Estate Management & Development)	198,500	79,253
SSY Group Limited (Health Care, Pharmaceuticals)	106,000	84,237
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	178,000	155,305
		614,686

Hungary : 0.53%
Magyar Telekom Telecommunications plc (Communication Services, Diversified Telecommunication Services)	56,845	81,481
MOL Hungarian Oil & Gas plc (Energy, Oil, Gas & Consumable Fuels) †	35,798	403,117
OTP Bank plc (Financials, Banks)	16,326	681,843
Richter Gedeon (Health Care, Pharmaceuticals)	10,586	190,310
		1,356,751

India : 15.12%
3M India Limited (Industrials, Industrial Conglomerates) †	225	73,422
Aarti Industries Limited (Materials, Chemicals)	5,418	145,313
ABB Limited India (Industrials, Electrical Equipment)	3,086	69,490
ACC Limited (Materials, Construction Materials)	4,883	118,132
Adani Power Limited (Utilities, Independent Power & Renewable Electricity Producers) †	81,065	58,567
Aditya Birla Capital Limited (Financials, Diversified Financial Services) †	52,344	74,432
Aditya Birla Fashion & Retail Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	25,157	76,148
Aia Engineering Limited (Industrials, Machinery) †	2,436	62,512
Ajanta Pharma Limited (Health Care, Pharmaceuticals)	2,633	39,502
Alembic Pharmaceuticals Limited (Health Care, Pharmaceuticals)	5,977	44,434
Alkem Laboratories Limited (Health Care, Pharmaceuticals)	4,678	120,445

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
India (continued)
Amara Raja Batteries Limited (Industrials, Electrical Equipment)	5,723	$52,302
Ambuja Cements Limited (Materials, Construction Materials)	50,099	165,772
Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	7,738	137,547
Apollo Tyres Limited (Consumer Discretionary, Auto Components)	33,347	93,068
Asahi India Glass Limited (Consumer Discretionary, Auto Components)	9,177	31,702
Ashok Leyland Limited (Industrials, Machinery)	131,227	167,302
Asian Paints Limited (Materials, Chemicals)	55,355	1,117,803
Astral Poly Technik Limited (Industrials, Building Products)	4,035	76,730
Atul Limited (Materials, Chemicals)	1,019	59,167
AU Small Finance Bank Limited (Financials, Banks) 144A	14,883	148,667
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	27,381	264,179
Bajaj Auto Limited (Consumer Discretionary, Automobiles)	13,905	610,487
Bajaj Finance Limited (Financials, Consumer Finance)	16,536	822,657
Bajaj Finserv Limited (Financials, Insurance)	4,572	537,159
Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	7,151	79,887
Bandhan Bank Limited (Financials, Banks) 144A	14,044	119,238
Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,108	97,108
Bayer Cropscience Limited (Materials, Chemicals)	817	44,930
Berger Paints India Limited (Materials, Chemicals)	25,772	122,146
Bharat Electronics Limited (Industrials, Aerospace & Defense)	63,989	102,515
Bharat Financial Inclusion Limited (Financials, Consumer Finance) †	10,493	150,685
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	46,856	275,221
Biocon Limited (Health Care, Biotechnology)	16,098	125,174
Blue Star Limited (Industrials, Building Products)	5,758	66,638
Bombay Burmah Trading Corporation Limited (Consumer Staples, Food Products)	1,725	28,626
Bosch Limited (Consumer Discretionary, Auto Components)	709	180,302
Britannia Industries Limited (Consumer Staples, Food Products)	8,946	375,080
Cadila Healthcare Limited (Health Care, Pharmaceuticals)	21,046	74,893
Canara Bank (Financials, Banks) †	10,571	40,621
Carborundum Universal Limited (Industrials, Machinery)	11,068	59,810
Care Ratings Limited (Financials, Capital Markets)	2,126	29,603
Castrol India Limited (Materials, Chemicals)	25,574	54,017
Century Textiles & Industries Limited (Materials, Construction Materials)	3,870	57,008
CESC Limited (Utilities, Electric Utilities)	3,977	42,506
Chambal Fertilisers and Chemicals Limited (Materials, Chemicals)	16,741	45,497
Cholamandalam Investment Limited (Financials, Consumer Finance)	5,071	111,525
Cipla Limited India (Health Care, Pharmaceuticals)	42,437	340,300
City Union Bank Limited (Financials, Banks)	56,535	171,979
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	8,679	143,508
Container Corporation of India Limited (Industrials, Transportation Infrastructure)	20,936	159,233
Coromandel International Limited (Materials, Chemicals)	8,463	52,995
Crisil Limited (Financials, Capital Markets)	1,403	29,351
Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables)	33,438	114,049
Cummins India Limited (Industrials, Machinery)	10,652	120,756
Cyient Limited (Information Technology, Software)	8,001	64,429
Dabur India Limited (Consumer Staples, Personal Products)	47,062	267,382
DCB Bank Limited (Financials, Banks)	22,248	74,430
Dewan Housing Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	15,215	24,354
Dish TV India Limited (Communication Services, Media)	54,407	22,718
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	10,698	244,427
Dr. Reddy’s Laboratories Limited (Health Care, Pharmaceuticals)	2,623	100,806
Dr. Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	6,072	231,404
Edelweiss Financial Services Limited (Financials, Capital Markets)	45,202	131,569
EIH Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,783	44,455
Emami Limited (Consumer Staples, Personal Products)	12,606	63,002
Endurance Technologies Limited (Consumer Discretionary, Auto Components) 144A	2,208	38,130
Equitas Holdings Limited (Financials, Consumer Finance) †	22,282	44,474
Eris Lifesciences Limited (Health Care, Pharmaceuticals) 144A†	5,031	37,846
Escorts Limited (Industrials, Machinery)	5,305	45,517
Exide Industries Limited (Consumer Discretionary, Auto Components)	37,756	115,368
Federal Bank Limited (Financials, Banks)	138,177	212,843
Fertilisers & Chemicals Travancore Limited (Materials, Chemicals) †	9,893	5,983
Finolex Industries Limited (Materials, Chemicals)	4,539	32,249
Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	37,703	67,787
Future Consumer Limited (Consumer Staples, Food Products) †	67,577	41,550
Future Retail Limited (Consumer Discretionary, Multiline Retail) †	18,947	122,247
Gail India Limited (Utilities, Gas Utilities)	71,409	369,898
Gillette India Limited (Consumer Staples, Personal Products)	709	75,684

6

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
India (continued)
GlaxoSmithKline Consumer Healthcare Limited (Consumer Staples, Food Products)	915	$97,066
GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	3,055	55,453
Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	12,721	99,545
Godrej Properties Limited (Real Estate, Real Estate Management & Development) †	6,210	79,047
Graphite India Limited (Industrials, Electrical Equipment)	5,721	34,355
Gruh Finance Limited (Financials, Thrifts & Mortgage Finance) †	24,629	112,258
Gujarat Fluorochemicals Limited (Materials, Chemicals)	3,117	47,040
Gujarat State Petronet Limited (Utilities, Gas Utilities)	18,660	51,810
Hatsun Agro Products Limited (Consumer Staples, Food Products)	4,411	45,261
Havells India Limited (Industrials, Electrical Equipment)	16,315	175,098
HCL Technologies Limited (Information Technology, IT Services)	37,662	590,427
HEG Limited (Industrials, Electrical Equipment)	1,669	41,547
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	9,038	347,592
Hexaware Technologies Limited (Information Technology, IT Services)	6,139	31,747
Hindalco Industries Limited (Materials, Metals & Mining)	105,362	297,832
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	50,071	232,964
Hindustan Unilever Limited (Consumer Staples, Household Products)	49,940	1,281,620
Honeywell Automation India Limited (Information Technology, Electronic Equipment, Instruments & Components)	169	62,406
ICICI Bank Limited (Financials, Banks)	413,922	2,516,510
ICICI Lombard General Insurance Company Limited (Financials, Insurance) 144A	8,880	149,909
IDFC Limited (Financials, Diversified Financial Services)	90,973	49,278
IIFL Holdings Limited (Financials, Capital Markets)	14,547	39,566
IIFL Securities Limited (Financials, Capital Markets) (a)	14,547	45,807
IIFL Wealth Management Limited Financials, Capital Markets) (a)	2,078	0
Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	24,365	274,988
Indian Energy Exchange Limited (Financials, Capital Markets) 144A	18,304	41,051
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	57,413	129,463
Indian Oil Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	150,312	357,063
Indraprastha Gas Limited (Utilities, Gas Utilities)	20,607	99,574
Info Edge India Limited (Communication Services, Interactive Media & Services)	5,568	164,049
Infosys Limited (Information Technology, IT Services)	99,030	1,048,329
Infosys Limited ADR (Information Technology, IT Services)	183,807	1,924,459
Interglobe Aviation Limited (Industrials, Airlines)	7,419	178,451
Ipca Laboratories Limited (Health Care, Pharmaceuticals)	7,289	98,121
JM Financial Limited (Financials, Capital Markets)	36,726	50,327
JSW Energy Limited (Utilities, Independent Power & Renewable Electricity Producers) †	28,947	30,467
JSW Steel Limited (Materials, Metals & Mining)	85,493	333,305
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,763	108,126
Jubilant Organosys Limited (Health Care, Pharmaceuticals)	7,613	54,101
Jyothy Laboratories Limited (Consumer Staples, Household Products)	15,500	38,010
Kajaria Ceramics Limited (Industrials, Building Products)	7,032	64,184
Kansai Nerolac Paints Limited (Materials, Chemicals)	8,243	54,568
Karnataka Bank Limited (Financials, Banks)	23,478	37,967
Karur Vysya Bank Limited (Financials, Banks)	57,240	64,146
KEC International Limited (Industrials, Construction & Engineering)	13,019	59,798
Kotak Mahindra Bank Limited (Financials, Banks)	92,295	2,015,846
KPR Mill Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,062	53,643
KRBL Limited (Consumer Staples, Food Products)	7,133	36,350
L&T Finance Holdings Limited (Financials, Diversified Financial Services)	54,484	104,799
Lakshmi Machine Works Limited (Industrials, Machinery)	584	46,912
Larsen & Toubro Infotech Limited (Information Technology, IT Services) 144A	2,491	63,804
LIC Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	20,891	167,449
Lupin Limited (Health Care, Pharmaceuticals)	17,523	187,459
Madras Cements Limited (Materials, Construction Materials)	9,704	113,636
Mahanagar Gas Limited (Utilities, Gas Utilities)	2,816	36,047
Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance)	22,698	137,329
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	57,565	534,464
Manappuram Finance Limited (Financials, Consumer Finance)	26,438	51,138
Marico Limited (Consumer Staples, Personal Products)	48,787	260,382
Minda Industries Limited (Consumer Discretionary, Auto Components)	8,242	40,571
Mindtree Limited (Information Technology, IT Services)	8,602	120,702
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	88,685	146,788
Motilal Oswal Financial Services Limited (Financials, Capital Markets)	3,153	35,941
Mphasis Limited (Information Technology, IT Services)	5,669	80,844
MRF Limited (Consumer Discretionary, Auto Components)	263	208,559
Multi Commodity Exchange of India Limited (Financials, Capital Markets)	3,249	37,774
Muthoot Finance Limited (Financials, Consumer Finance)	14,692	137,178

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
India (continued)
Nagarjuna Construction Company Limited (Industrials, Construction & Engineering)	35,458	$49,734
Natco Pharma Limited (Health Care, Pharmaceuticals)	9,623	73,362
National Aluminum Company Limited (Materials, Metals & Mining)	43,369	31,457
Nestle India Limited (Consumer Staples, Food Products)	2,458	405,536
NIIT Technologies Limited (Information Technology, IT Services)	3,319	62,231
Oracle Financials Services Limited (Information Technology, Software)	1,168	57,289
Page Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	316	89,585
Persistent Systems Limited (Information Technology, IT Services)	4,455	37,201
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	52,975	187,792
Pfizer Limited (Health Care, Pharmaceuticals)	1,442	65,789
Phoenix Mills Limited (Real Estate, Real Estate Management & Development)	4,987	46,613
PI Industries Limited (Materials, Chemicals)	4,741	77,376
Pidilite Industries Limited (Materials, Chemicals)	19,819	366,754
Piramal Enterprises Limited (Health Care, Pharmaceuticals)	7,307	233,072
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance) 144A	2,885	34,773
Power Finance Corporation Limited (Financials, Diversified Financial Services) †	58,762	104,807
Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	11,090	45,798
Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	749	118,039
Punjab National Bank (Financials, Banks) †	54,575	63,157
PVR Limited (Communication Services, Entertainment)	2,195	56,146
Quess Corporation Limited (Industrials, Professional Services) 144A†	2,913	27,175
Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,853	74,095
RBL Bank Limited (Financials, Banks) 144A	27,330	269,550
REC Limited (Financials, Diversified Financial Services)	61,437	127,429
Relaxo Footwears Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,932	71,810
Reliance Nippon Life Asset Management Limited (Financials, Diversified Financial Services)	27,248	86,133
Sanofi India Limited (Health Care, Pharmaceuticals)	932	73,093
SBI Life Insurance Company Limited (Financials, Insurance) 144A	24,627	245,329
Schaeffler India Limited (Industrials, Machinery)	695	51,353
Shriram City Union Finance Limited (Financials, Consumer Finance)	1,648	36,252
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	9,774	163,290
SKF India Limited (Industrials, Machinery)	2,217	60,220
Solar Industries India Limited (Materials, Chemicals)	1,981	33,434
South Indian Bank Limited (Financials, Banks)	163,721	33,242
SRF Limited (Materials, Chemicals)	2,016	82,353
Star Cement Limited (Materials, Construction Materials)	27,479	47,572
State Bank of India (Financials, Banks) †	198,932	1,006,203
Strides Shasun Limited (Health Care, Pharmaceuticals)	6,129	37,148
Sun Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	73,924	434,743
Sundaram Finance Limited (Financials, Consumer Finance)	8,521	208,173
Sundram Fasteners Limited (Consumer Discretionary, Auto Components)	8,962	69,969
Supreme Industries Limited (Materials, Chemicals)	4,347	67,284
Syngene International Limited (Health Care, Life Sciences Tools & Services) 144A	5,474	52,614
Tata Chemicals Limited (Materials, Chemicals)	12,989	117,624
Tata Communications Limited (Communication Services, Diversified Telecommunication Services)	6,868	53,315
Tata Consultancy Services Limited (Information Technology, IT Services)	70,979	2,237,138
Tata Elxsi Limited (Information Technology, Software)	2,567	32,104
Tata Motors Limited (Consumer Discretionary, Automobiles) †	95,597	236,759
Tata Power Company Limited (Utilities, Electric Utilities)	103,573	102,248
Tata Steel Limited (Materials, Metals & Mining)	50,011	350,408
Tech Mahindra Limited (Information Technology, IT Services)	47,123	514,124
Thermax India Limited (Industrials, Machinery)	3,528	51,636
TI Financial Holdings Limited (Financials, Insurance)	8,746	62,642
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	4,137	92,892
Torrent Power Limited (Utilities, Electric Utilities)	9,267	32,705
TTK Prestige Limited (Consumer Discretionary, Household Durables)	517	52,877
Tube Investments of India Limited (Consumer Discretionary, Auto Components)	10,424	58,244
TVS Motor Company Limited (Consumer Discretionary, Automobiles)	15,379	105,769
United Breweries Limited (Consumer Staples, Beverages)	9,538	184,023
United Spirits Limited (Consumer Staples, Beverages) †	24,628	195,794
UPL Limited (Materials, Chemicals)	27,577	395,287
Vardhman Textiles Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,491	54,568
Varun Beverages Limited (Consumer Staples, Beverages)	4,095	54,822
VIP Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,230	58,241
Wabco India Limited (Consumer Discretionary, Auto Components)	456	41,115
Whirlpool of India Limited (Consumer Discretionary, Household Durables)	2,672	56,242
Wipro Limited (Information Technology, IT Services)	95,318	391,715
		38,470,259

8

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value

Indonesia : 2.21%
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	493,500	$59,991
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	127,500	35,554
PT Aneka Tambang Tbk (Materials, Metals & Mining)	552,700	28,075
PT Astra International Tbk (Consumer Discretionary, Automobiles)	1,356,800	708,226
PT Bank Danamon Indonesia Tbk (Financials, Banks)	453,200	147,018
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	506,300	297,980
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (Financials, Banks)	323,800	36,186
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	3,602,800	1,034,961
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	262,200	45,376
PT Bank Tabungan Pensiunan Nasional Tbk (Financials, Banks) †	222,240	57,146
PT Bayan Resources Group Tbk (Energy, Oil, Gas & Consumable Fuels) (a)	15,935	21,102
PT Bumi Serpong Damai Tbk (Real Estate, Real Estate Management & Development) †	667,400	63,128
PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	523,200	179,624
PT Ciputra Development Tbk (Real Estate, Real Estate Management & Development)	585,300	40,189
PT Elang Mahkota Teknologi Tbk (Communication Services, Media)	3,000	1,661
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	34,700	195,655
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	636,900	150,830
PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	31,900	39,170
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	161,900	111,166
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	301,400	139,376
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	147,300	58,827
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	1,469,000	144,610
PT Mayora Indah Tbk (Consumer Staples, Food Products)	281,187	50,435
PT Media Nusantara Citra Tbk (Communication Services, Media)	560,100	44,737
PT Mitra Adiperkasa Tbk (Consumer Discretionary, Multiline Retail)	612,200	37,746
PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services) †	420,200	54,172
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	702,700	101,423
PT Samudra Tbk (Energy, Energy Equipment & Services) †	110,700	38,238
PT Semen Gresik Persero Tbk (Materials, Construction Materials)	220,800	178,682
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	1,219,100	79,437
PT Summarecon Agung Tbk (Real Estate, Real Estate Management & Development)	462,400	33,532
PT Surya Citra Media Tbk (Communication Services, Media)	483,900	55,942
PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	207,800	44,552
PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	3,348,900	915,096
PT Tower Bersama Infrastructure Tbk (Communication Services, Diversified Telecommunication Services)	143,500	36,799
PT Transcoal Pacific Tbk (Industrials, Marine) †	70,500	30,131
PT Unilever Indonesia Tbk (Consumer Staples, Household Products)	78,500	244,754
PT Waskita Karya Persero Tbk (Industrials, Construction & Engineering)	263,000	33,353
PT XL Axiata Tbk (Communication Services, Wireless Telecommunication Services) †	285,600	57,230
		5,632,110

Malaysia : 2.53%
Affin Holdings Bhd (Financials, Banks)	125,000	62,940
AirAsia Bhd (Industrials, Airlines)	168,700	116,345
Alliance Financial Group Bhd (Financials, Banks)	79,000	72,581
AMMB Holdings Bhd (Financials, Banks)	106,700	112,798
Asiatic Development Bhd (Consumer Staples, Food Products)	36,600	90,485
Astro Malaysia Holdings Bhd (Communication Services, Media)	165,000	54,731
Batu Kawan Bhd (Materials, Chemicals)	21,700	87,411
Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	59,800	35,819
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	170,400	45,543
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	10,300	73,738
Bursa Malaysia Bhd (Financials, Capital Markets)	50,100	77,711
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	12,200	70,979
Dialog Group Bhd (Energy, Energy Equipment & Services)	287,200	227,539
Digi.com Bhd (Communication Services, Wireless Telecommunication Services)	155,800	184,781
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products) †	146,400	39,827
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	8,500	69,371
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	161,300	245,963
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	46,500	109,856
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	107,700	133,645
Heineken Malaysia Bhd (Consumer Staples, Beverages)	11,700	68,461
Hong Leong Bank Bhd (Financials, Banks)	47,400	214,915
Hong Leong Financial Group Bhd (Financials, Banks)	23,600	106,891
IGB REIT Bhd (Real Estate, Equity REITs)	165,600	73,899

9

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Malaysia (continued)
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	162,100	$59,571
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	141,100	45,120
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	27,400	50,413
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	45,900	43,375
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	32,100	189,973
LOTTE Chemical Titan Holding Bhd (Materials, Chemicals) 144A	45,300	32,431
LPI Capital Bhd (Financials, Insurance)	19,900	72,182
Magnum Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	72,300	41,753
Malakoff Corporation Bhd (Utilities, Independent Power & Renewable Electricity Producers)	134,500	26,640
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	77,200	135,222
Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	203,500	44,677
MISC Bhd (Industrials, Marine)	72,900	120,906
Nestle Malaysia Bhd (Consumer Staples, Food Products)	3,600	126,286
Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	40,900	66,076
Petronas Chemicals Group Bhd (Materials, Chemicals)	129,500	257,115
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	14,000	86,061
PPB Group Bhd (Consumer Staples, Food Products)	44,100	197,637
Press Metal Bhd (Materials, Metals & Mining)	160,300	171,374
Public Bank Bhd (Financials, Banks)	191,900	1,080,740
Ql Resources Bhd (Consumer Staples, Food Products)	46,960	76,651
RHB Capital Bhd (Financials, Banks)	80,000	111,299
Scientex Bhd (Materials, Chemicals)	23,800	47,765
Serba Dinamik Holdings Bhd (Energy, Energy Equipment & Services)	35,000	34,244
Sime Darby Bhd (Industrials, Industrial Conglomerates)	199,600	110,505
Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)	171,800	43,457
SP Setia Bhd (Real Estate, Real Estate Management & Development)	92,700	48,446
Sunway Bhd (Real Estate, Real Estate Management & Development)	134,978	54,436
Sunway REIT Bhd (Real Estate, Equity REITs)	111,000	49,269
Telecom Malaysia Bhd (Communication Services, Diversified Telecommunication Services)	99,500	85,717
TIME dotCom Bhd (Communication Services, Diversified Telecommunication Services)	31,800	67,387
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	109,800	132,321
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	30,300	36,804
United Plantations Bhd (Consumer Staples, Food Products)	8,600	53,154
VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	121,875	28,793
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	77,000	71,295
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	36,900	43,412
YTL Corporation Bhd (Utilities, Multi-Utilities)	292,562	79,590
YTL Power International Bhd (Utilities, Multi-Utilities)	182,700	36,841
		6,435,167

Mexico : 3.53%
Alpek SAB de CV (Materials, Chemicals)	22,300	25,146
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure) †	31,174	61,016
America Movil SAB de CV Series L (Communication Services, Wireless Telecommunication Services)	1,605,923	1,134,870
Arca Continental SAB de CV (Consumer Staples, Beverages)	26,967	144,475
Banco del Bajio SA (Financials, Banks) 144A	61,900	119,607
Banco Santander Mexico SA (Financials, Banks)	102,978	151,009
Becle SAB de CV ADR (Consumer Staples, Beverages)	37,300	54,450
Cemex SAB de CV ADR (Materials, Construction Materials) †	100,909	415,745
Coca Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	35,928	223,409
Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	39,500	56,130
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	14,733	82,465
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	260,953	333,801
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	143,628	1,337,438
Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals) †	68,493	57,594
Gentera SAB de CV (Financials, Consumer Finance)	60,048	52,974
Gruma SAB de CV Class B (Consumer Staples, Food Products)	13,605	129,783
Grupo Aeromexico SAB de CV (Industrials, Airlines) †	38,670	35,180
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	21,510	130,056
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	24,615	240,778
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	13,895	219,846
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	33,001	121,825
Grupo Cementos de Chihuahua SAB de CV (Materials, Construction Materials)	11,600	62,656
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	21,544	36,067
Grupo Elektra SAB de CV (Financials, Banks)	4,194	257,986
Grupo Financiero Banorte SAB de CV (Financials, Banks)	174,500	950,908
Grupo Financiero Inbursa SAB de CV (Financials, Banks)	148,200	197,058

10

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Mexico (continued)
Grupo Lala SAB de CV (Consumer Staples, Food Products)	35,867	$41,726
Grupo Televisa SAB ADR (Communication Services, Media)	37,602	349,323
Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	11,755	51,431
Industrias CH SAB de CV Series B (Materials, Metals & Mining) †	9,400	29,785
Industrias Penoles SAB de CV (Materials, Metals & Mining)	28,473	318,584
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	49,105	51,363
Mexichem SAB de CV (Materials, Chemicals)	62,224	129,758
Nemak SAB de CV (Consumer Discretionary, Auto Components)	227,000	105,168
PLA Administradora Industrial S de RL de CV (Real Estate, Equity REITs)	49,604	75,904
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	23,494	45,816
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	15,529	151,338
Regional SAB de CV (Financials, Banks)	15,100	73,186
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	329,539	927,308
		8,982,962

Netherlands : 0.09%
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	7,376	217,002

Philippines : 1.93%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial Conglomerates)	176,130	188,755
Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	116,600	81,592
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	447,300	133,776
Ayala Corporation (Financials, Diversified Financial Services)	21,490	378,622
Ayala Land Incorporated (Real Estate, Real Estate Management & Development)	535,500	508,181
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	291,500	66,167
China Banking Corporation (Financials, Banks)	176,003	90,092
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	263,987	34,516
D&L Industries Incorporated (Materials, Chemicals)	285,300	55,462
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	330,600	67,057
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers) †(a)‡	231,800	30,530
First Gen Corporation (Utilities, Independent Power & Renewable Electricity Producers)	78,200	34,632
Globe Telecom Incorporated (Communication Services, Wireless Telecommunication Services)	2,395	99,637
Golden Bria Holdings Incorporated (Consumer Discretionary, Diversified Consumer Services) †	6,640	52,574
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	6,818	112,803
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	124,920	325,705
JG Summit Holdings (Industrials, Industrial Conglomerates)	318,030	381,677
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	49,210	271,706
MacroAsia Corporation (Industrials, Transportation Infrastructure)	109,200	43,964
Manila Electric Company (Utilities, Electric Utilities)	19,530	144,151
Manila Water Company (Utilities, Water Utilities)	89,100	38,605
Megaworld Corporation (Real Estate, Real Estate Management & Development)	1,000,000	113,111
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	1,053,100	90,852
Metropolitan Bank & Trust Company (Financials, Banks)	175,050	240,790
Philippine National Bank (Financials, Banks) †	82,060	90,617
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	27,763	66,000
Pilipinas Shell Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	70,230	56,347
PLDT Incorporated (Communication Services, Wireless Telecommunication Services)	8,195	212,098
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	76,310	65,248
Rizal Commercial Banking (Financials, Banks)	31,300	15,872
Robinsons Land Company (Real Estate, Real Estate Management & Development) †	108,300	53,983
Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	59,800	83,691
San Miguel Corporation (Industrials, Industrial Conglomerates)	31,580	113,519
San Miguel Food & Beverage Incorporated (Consumer Staples, Food Products)	51,270	105,565
Security Bank Corporation (Financials, Banks)	38,980	130,778
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	100,000	42,177
Union Bank of Philippines (Financials, Banks)	22,350	25,623
Universal Robina Corporation (Consumer Staples, Food Products)	70,970	227,219
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	325,900	44,860
		4,918,554

Russia : 5.17%
Aeroflot PJSC (Industrials, Airlines)	42,318	60,637
Alrosa PJSC (Materials, Metals & Mining)	225,600	304,358
Credit Bank of Moscow PJSC (Financials, Banks) †	911,700	83,146

11

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Russia (continued)
Federal Grid Company Unified Energy System PJSC (Utilities, Electric Utilities)	8,270,000	$21,937
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	26,875	152,873
Gazprom PJSC (Energy, Oil, Gas & Consumable Fuels)	879,060	2,890,406
Inter Rao Ues PJSC (Utilities, Electric Utilities)	2,112,002	129,017
LSR Group PJSC (Real Estate, Real Estate Management & Development)	3,356	35,394
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	47,026	3,773,224
M.video PSJC (Consumer Discretionary, Specialty Retail) †	6,470	41,863
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	4,913	280,142
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	137,000	93,032
MegaFon PJSC (Communication Services, Wireless Telecommunication Services) †	11,057	109,985
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	3,757	783,610
Mobile TeleSystems PJSC (Communication Services, Wireless Telecommunication Services)	67,234	263,257
Nizhnekamskneftekhim PJSC (Materials, Chemicals)	34,400	35,449
Novolipetsk Steel PJSC (Materials, Metals & Mining)	57,370	150,656
PhosAgro PJSC (Materials, Chemicals)	3,048	115,291
PIK Group PJSC (Real Estate, Real Estate Management & Development)	12,779	71,880
Polyus PJSC (Materials, Metals & Mining)	1,798	141,778
Rosgosstrakh PJSC (Financials, Insurance) †	11,193,000	24,540
Rosneft Oil Company PJSC (Energy, Oil, Gas & Consumable Fuels)	240,540	1,589,288
Rostelecom PJSC (Communication Services, Diversified Telecommunication Services)	85,960	100,947
Rushydro PJSC (Utilities, Electric Utilities)	7,402,000	60,987
RussNeft PJSC (Energy, Oil, Gas & Consumable Fuels) †	4,508	39,286
Safmar Financial Investment PJSC (Financials, Consumer Finance)	6,350	49,125
Severstal PJSC (Materials, Metals & Mining)	11,580	182,713
Sistema PJSFC (Communication Services, Wireless Telecommunication Services)	270,800	37,412
Tatneft PJSC (Energy, Oil, Gas & Consumable Fuels)	105,410	1,194,371
Unipro PJSC (Utilities, Independent Power & Renewable Electricity Producers)	798,000	30,404
United Wagon PJSC (Industrials, Road & Rail) †	6,235	38,465
Uralkali PJSC (Materials, Chemicals) †	46,330	62,802
VTB Bank PJSC (Financials, Banks)	389,490,000	217,772
		13,166,047

South Africa : 3.48%
Absa Group Limited (Financials, Banks)	42,411	492,059
ADvTECH Limited (Consumer Discretionary, Diversified Consumer Services)	31,419	30,737
AECI Limited (Materials, Chemicals)	6,145	40,077
African Rainbow Minerals Limited (Materials, Metals & Mining)	5,210	58,999
Anglo American Platinum Limited (Materials, Metals & Mining)	3,743	188,298
Anglogold Ashanti Limited (Materials, Metals & Mining)	26,582	355,272
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals)	21,408	143,942
Astral Foods Limited (Consumer Staples, Food Products)	2,308	26,225
Attacq Limited (Real Estate, Equity REITs)	47,311	42,191
Avi Limited (Consumer Staples, Food Products)	19,837	121,776
Barloworld Limited (Industrials, Trading Companies & Distributors)	10,955	99,357
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	19,605	409,590
Capitec Bank Holdings Limited (Financials, Banks)	3,802	344,333
Cashbuild Limited (Consumer Discretionary, Specialty Retail)	1,727	29,048
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	15,694	205,432
Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	20,888	36,295
Equites Property Fund Limited (Real Estate, Equity REITs)	35,391	49,055
Foschini Limited (Consumer Discretionary, Specialty Retail)	12,690	153,417
Gold Fields Limited (Materials, Metals & Mining)	50,739	227,949
Growthpoint Properties Limited (Real Estate, Equity REITs)	168,085	279,137
Harmony Gold Mining Company Limited (Materials, Metals & Mining) †	30,936	53,626
Hosken Consolidated Investments Limited (Industrials, Industrial Conglomerates)	4,243	32,042
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	14,776	71,748
Impala Platinum Holdings Limited (Materials, Metals & Mining) †	39,541	157,445
Imperial Holdings Limited (Consumer Discretionary, Distributors)	10,094	41,703
Investec Limited (Financials, Capital Markets)	16,301	95,895
Italtile Limited (Consumer Discretionary, Specialty Retail)	46,196	45,700
JSE Limited (Financials, Capital Markets)	4,799	47,953
KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	123,134	58,582
Kumba Iron Ore Limited (Materials, Metals & Mining)	3,259	98,900
Liberty Holdings Limited (Financials, Insurance)	6,981	52,177
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	75,299	119,672
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	5,919	27,368
Mondi Limited (Materials, Paper & Forest Products)	6,823	140,313
Montauk Holdings Limited (Utilities, Independent Power & Renewable Electricity Producers)	6,217	17,328

12

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
South Africa (continued)
Motus Holdings Limited (Consumer Discretionary, Specialty Retail)	12,898	$76,168
Mr Price Group Limited (Consumer Discretionary, Specialty Retail)	13,843	187,361
MultiChoice Group Limited (Communication Services, Media) †	23,619	197,643
Nampak Limited (Materials, Containers & Packaging) †	47,324	34,438
Nedbank Group Limited (Financials, Banks)	21,617	388,909
Netcare Limited (Health Care, Health Care Providers & Services)	78,046	99,659
Northam Platinum Limited (Materials, Metals & Mining) †	29,706	114,837
Pepkor Holdings Limited (Consumer Discretionary, Household Durables)	64,972	79,530
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	19,584	95,418
Pioneer Foods Group Limited (Consumer Staples, Food Products)	9,858	48,930
PPC Limited (Materials, Construction Materials) †	79,880	26,268
PSG Group Limited (Financials, Diversified Financial Services)	10,750	179,373
Redefine Properties Limited (Real Estate, Equity REITs)	317,928	197,965
Remgro Limited (Financials, Diversified Financial Services)	28,631	363,945
Reunert Limited (Industrials, Industrial Conglomerates)	9,323	44,099
RMB Holdings Limited (Financials, Diversified Financial Services)	39,757	224,820
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	127,183	25,496
Santam Limited (Financials, Insurance)	2,704	56,249
Sappi Limited (Materials, Paper & Forest Products)	30,887	116,837
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	26,975	318,524
Sibanye Gold Limited (Materials, Metals & Mining) †	118,570	112,007
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	9,749	128,162
Super Group Limited (Consumer Staples, Food & Staples Retailing) †	24,291	57,866
Telkom SA SOC Limited (Communication Services, Diversified Telecommunication Services)	14,767	92,984
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	17,836	253,589
Tiger Brands Limited (Consumer Staples, Food Products)	11,602	175,222
Truworths International Limited (Consumer Discretionary, Specialty Retail)	24,414	120,090
Tsogo Sun Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,077	54,548
Vodacom Group Limited (Communication Services, Wireless Telecommunication Services)	34,151	278,530
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	56,575	80,398
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	4,005	30,245
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	60,241	189,206
		8,842,957

South Korea : 13.67%
Amicogen Incorporated (Health Care, Biotechnology) †	1,047	23,825
Amorepacific Corporation (Consumer Staples, Personal Products)	2,022	303,920
Amorepacific Group (Consumer Staples, Personal Products)	2,604	141,690
Ananti Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) †	2,260	27,802
Asiana Airlines (Industrials, Airlines) †	7,737	38,981
BGF Retail Company Limited (Consumer Staples, Food Products)	618	96,781
BH Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	1,774	26,217
BNK Financial Group Incorporated (Financials, Banks)	22,451	130,080
Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	2,836	43,937
Celltrion Incorporated (Health Care, Pharmaceuticals) †	5,168	824,519
Chabiotech Company Limited (Health Care, Health Care Providers & Services) †	3,867	53,902
Cheil Worldwide Incorporated (Communication Services, Media)	6,632	147,019
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	660	51,042
CJ CGV Company Limited (Communication Services, Entertainment)	1,111	33,025
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	619	145,797
CJ Corporation (Industrials, Industrial Conglomerates)	1,185	100,997
CJ ENM Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	1,435	230,872
CJ Korea Express Corporation (Industrials, Road & Rail) †	964	129,111
Com2uS Corporation (Communication Services, Entertainment)	659	54,064
Cosmax Incorporated (Consumer Staples, Personal Products)	532	50,033
Coway Company Limited (Consumer Discretionary, Household Durables)	3,697	248,660
CrystalGenomics Incorporated (Health Care, Biotechnology) †	2,422	31,625
DAEA TI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	4,660	21,717
Daeduck Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,120	49,657
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	1,937	168,343
Daesang Corporation (Consumer Staples, Food Products)	1,759	36,926
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	15,826	63,854
Daewoo Shipbuilding & Marine Engineering Company Limited (Industrials, Machinery) †	2,654	66,411
Daewoong Company Limited (Health Care, Pharmaceuticals)	3,005	45,546
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	426	54,730

13

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
South Korea (continued)
Daishin Securities Company Limited (Financials, Capital Markets)	3,235	$36,129
Daou Technology Incorporated (Financials, Capital Markets)	1,791	30,905
DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,001	36,791
Dentium Company Limited (Health Care, Health Care Equipment & Supplies)	625	36,055
DGB Financial Group Incorporated (Financials, Banks)	12,022	81,567
Dong-A ST Company Limited (Health Care, Pharmaceuticals)	465	38,421
Dongbu Insurance Company Limited (Financials, Insurance)	4,009	207,031
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining) †	4,679	24,988
Doosan Bobcat Incorporated (Industrials, Machinery)	3,555	100,599
Doosan Corporation (Industrials, Industrial Conglomerates)	1,091	85,931
Doosan Heavy Industries & Construction Company Limited (Industrials, Electrical Equipment) †	8,171	42,882
Doosan Infracore Company Limited (Industrials, Machinery) †	9,314	51,227
DoubleUGames Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	843	47,852
Douzone Bizon Company Limited (Information Technology, Software)	1,274	70,178
Ecopro Company Limited (Materials, Chemicals) †	1,500	31,993
EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	642	31,321
F&F Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	577	38,421
Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,328	217,973
Foosung Company Limited (Materials, Chemicals) †	3,781	22,828
Genexine Company Limited (Health Care, Biotechnology) †	869	47,722
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,380	40,170
Green Cross Corporation (Health Care, Biotechnology)	431	45,239
Green Cross Holdings Corporation (Health Care, Biotechnology)	2,698	48,482
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	5,384	181,516
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	6,141	258,346
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	387	53,944
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	2,088	59,612
Hana Financial Group Incorporated (Financials, Banks)	19,651	598,985
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	717	35,462
Hanall Biopharma Company Limited (Health Care, Pharmaceuticals) †	2,400	55,320
Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,415	48,715
Hanjin Kal Corporation (Industrials, Airlines)	2,601	93,150
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	5,442	159,938
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)	444	152,300
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	2,298	132,952
Hanon Systems (Consumer Discretionary, Auto Components)	10,799	105,188
Hansol Chemical Company Limited (Materials, Chemicals)	690	47,858
Hanssem Company Limited (Consumer Discretionary, Household Durables)	1,206	82,331
Hanwha Chem Corporation (Materials, Chemicals)	6,365	110,368
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	4,184	89,765
Hanwha Life Insurance Company Limited (Financials, Insurance)	33,158	89,375
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	2,786	69,948
Harim Holdings Company Limited (Consumer Staples, Food Products)	4,403	42,518
HDC Holdings Company Limited (Industrials, Construction & Engineering)	2,911	36,910
HDC Hyundai Development Co-Engineering & Construction (Industrials, Construction & Engineering)	2,210	79,518
Hite Jinro Company Limited (Consumer Staples, Beverages)	3,067	51,507
HLB Life Science Company Limited (Health Care, Health Care Providers & Services) †	2,597	33,583
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	2,193	174,203
Huchems Fine Chemical Corporation (Materials, Chemicals)	1,529	26,448
Hugel Incorporated (Health Care, Biotechnology) †	179	60,078
Hyosung Corporation (Materials, Chemicals)	697	43,720
Hyundai Construction Equipment Corporation (Industrials, Machinery)	1,053	35,987
Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	1,329	94,410
Hyundai Elevator Company (Industrials, Machinery)	1,214	81,654
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	4,979	214,897
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	1,389	189,531
Hyundai Greenfood Company Limited (Consumer Staples, Food & Staples Retailing)	5,363	54,715
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	751	57,638
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	5,011	129,388
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	18,453	50,514
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery)	1,669	67,340
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	4,415	804,480
Hyundai Motor Company (Consumer Discretionary, Automobiles)	10,173	1,148,937
Hyundai Robotics Company Limited (Industrials, Machinery)	788	209,092
Hyundai Rotem Company (Industrials, Machinery) †	2,664	42,950
Hyundai Steel Company (Materials, Metals & Mining)	5,634	193,020
Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	946	31,139

14

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
South Korea (continued)
Iljin Materials Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	1,599	$46,658
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals) †	1,562	33,184
Industrial Bank of Korea (Financials, Banks)	19,173	222,979
ING Life Insurance Korea Limited (Financials, Insurance)	2,315	70,564
Innocean Worldwide Incorporated (Communication Services, Media)	799	46,495
Inscobee Incorporated (Communication Services, Diversified Telecommunication Services) †	6,582	18,184
iNtRON Biotechnology Incorporated (Health Care, Biotechnology) †	1,755	24,979
JB Financial Group Company Limited (Financials, Banks)	13,077	61,273
Jcontentree Corporation (Communication Services, Entertainment) †	7,526	30,745
JYP Entertainment Corporation (Communication Services, Entertainment)	2,209	47,300
Kakao Corporation (Communication Services, Interactive Media & Services)	3,914	409,180
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,687	226,494
KB Financial Group Incorporated (Financials, Banks)	27,069	995,568
KCC Corporation (Industrials, Building Products)	457	99,006
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	1,579	41,832
Kia Motors Corporation (Consumer Discretionary, Automobiles)	16,310	538,919
Kiwoom Securities Company (Financials, Capital Markets)	667	44,134
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	761	58,022
Kolmar Korea Company Limited (Consumer Staples, Personal Products)	1,047	55,651
Kolon Industries Incorporated (Materials, Chemicals)	1,340	45,852
Kolon Life Science Incorporated (Health Care, Pharmaceuticals) †	932	17,061
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	6,576	183,050
Korea Electric Power Corporation (Utilities, Electric Utilities) †	22,166	483,933
Korea Gas Corporation (Utilities, Gas Utilities)	3,304	114,582
Korea Investment Holdings Company Limited (Financials, Capital Markets)	2,378	144,569
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	265	29,929
Korea Real Estate Investment & Trust Company Limited (Real Estate, Real Estate Management & Development)	16,451	32,117
Korea Reinsurance Company (Financials, Insurance)	8,647	60,992
Korea Zinc Company Limited (Materials, Metals & Mining)	948	347,868
Korean Air Lines Company Limited (Industrials, Airlines)	5,113	135,457
KT&G Corporation (Consumer Staples, Tobacco)	9,927	841,907
Kumho Petrochemical Company Limited (Materials, Chemicals)	1,581	127,181
Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components) †	11,278	36,271
L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,435	31,329
LEENO Industrial Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	872	43,201
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,826	33,272
LG Chem Limited (Materials, Chemicals)	3,092	864,586
LG Corporation (Industrials, Industrial Conglomerates)	9,295	572,108
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	13,623	195,611
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	7,459	492,298
LG Household & Health Care Limited (Consumer Staples, Personal Products)	700	751,197
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	897	71,329
LG International Corporation (Industrials, Trading Companies & Distributors)	2,384	31,529
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	21,230	248,685
LOTTE Chemical Corporation (Materials, Chemicals)	1,082	234,408
LOTTE Chilsung Beverage Company Limited (Consumer Staples, Beverages)	260	37,333
LOTTE Corporation (Industrials, Industrial Conglomerates)	5,444	192,910
LOTTE Fine Chemical Company Limited (Materials, Chemicals)	1,011	42,617
LOTTE Food Company Limited (Consumer Staples, Food Products)	68	30,548
LOTTE Himart Company Limited (Consumer Discretionary, Specialty Retail)	947	34,114
LOTTE Shopping Company Limited (Consumer Discretionary, Multiline Retail)	896	120,380
LS Corporation (Industrials, Electrical Equipment)	2,243	86,450
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	1,148	46,705
Mando Corporation (Consumer Discretionary, Auto Components)	1,886	45,135
Medy-Tox Incorporated (Health Care, Biotechnology)	304	114,412
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	3,177	37,482
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	4,006	73,500
Meritz Securities Company Limited (Financials, Capital Markets)	21,009	82,914
Mezzion Pharma Company Limited (Health Care, Pharmaceuticals) †	537	50,593
Mirae Asset Daewoo Company Limited (Financials, Capital Markets)	30,773	192,767
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	10,079	39,270
Naver Corporation (Communication Services, Interactive Media & Services)	11,782	1,103,109

15

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
South Korea (continued)
NCsoft Corporation (Communication Services, Entertainment)	1,178	$471,833
NH Investment & Securities Company Limited (Financials, Capital Markets)	8,935	101,287
NHN Entertainment Corporation (Communication Services, Entertainment) †	747	45,413
Nong Shim Company Limited (Consumer Staples, Food Products)	300	60,836
OIC Company Limited (Materials, Chemicals)	1,428	108,278
Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies) †	785	47,130
Ottogi Corporation (Consumer Staples, Food Products)	184	109,853
Pan Ocean Company Limited (Industrials, Marine) †	16,717	60,852
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,811	49,282
Pearl Abyss Corporation (Communication Services, Entertainment) †	469	77,858
Pharmicell Company Limited (Health Care, Biotechnology) †	3,805	29,139
Poongsan Corporation (Materials, Metals & Mining)	1,271	26,361
POSCO (Materials, Metals & Mining)	5,721	1,140,933
POSCO Chemtech Company Limited (Materials, Construction Materials)	1,627	74,321
POSCO Daewoo Corporation (Industrials, Trading Companies & Distributors)	3,522	50,868
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	2,796	196,042
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	1,646	132,686
Sam Chun Dang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,019	33,970
Samjin Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,062	28,982
Samsung Card Company Limited (Financials, Consumer Finance)	2,490	76,943
Samsung Electro-Mechanics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,670	293,378
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	11,146	156,300
Samsung Fire & Marine Insurance (Financials, Insurance)	2,344	533,398
Samsung SDI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,654	670,416
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	2,733	475,045
Samsung Securities Company Limited (Financials, Capital Markets)	4,053	120,307
Samwha Capacitor Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	504	22,303
Samyang Holdings Corporation (Consumer Staples, Food Products)	618	37,571
Sangsangin Company Limited (Financials, Thrifts & Mortgage Finance) †	2,479	47,253
Seegene Incorporated (Health Care, Biotechnology) †	1,562	38,365
Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	3,014	47,074
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,411	47,156
Shinhan Financial Group Company Limited (Financials, Banks)	30,439	1,136,127
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	508	127,117
Shinsegae International Company Limited (Consumer Discretionary, Specialty Retail)	176	39,459
SK Company Limited (Industrials, Industrial Conglomerates)	3,709	720,995
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	35,512	1,947,211
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	4,152	575,262
SK Materials Company Limited (Materials, Chemicals)	348	44,504
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	10,564	42,801
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	4,303	905,115
SKC Company Limited (Materials, Chemicals)	1,649	42,163
SKCKOLONPI Incorporated (Materials, Chemicals)	999	23,111
SM Entertainment Company (Communication Services, Entertainment) †	1,418	50,962
Soulbrain Company Limited (Materials, Chemicals)	824	31,620
Ssangyong Cement Industrial Company Limited (Materials, Construction Materials)	8,265	41,849
STCube Incorporated (Health Care, Biotechnology) †	1,431	21,148
Studio Dragon Corporation (Communication Services, Entertainment) †	616	38,173
Taekwang Industrial Company Limited (Materials, Chemicals)	52	57,724
Taeyoung Engineering & Construction Company Limited (Industrials, Construction & Engineering)	3,231	37,983
Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,005	37,208
Woori Financial Group Incorporated (Financials, Banks)	27,671	322,972
Young Poong Corporation (Materials, Metals & Mining)	73	43,154
Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,449	46,966
Youngone Holdings Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	700	35,267
Yuhan Corporation (Health Care, Pharmaceuticals)	727	151,090
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals) †	7,672	35,368
		34,773,548

Taiwan : 11.87%
Accton Technology Corporation (Information Technology, Communications Equipment)	34,000	131,752
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	204,000	122,932

16

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Taiwan (continued)
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	31,000	$259,866
Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	51,000	52,351
ASE Industrial Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	224,000	423,731
Asia Cement Corporation (Materials, Construction Materials)	150,000	213,998
Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	19,000	44,236
ASMedia Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,000	35,556
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	51,000	350,083
AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	625,000	183,867
BizLink Holding Incorporated (Industrials, Electrical Equipment)	7,000	43,290
Capital Securities Corporation (Financials, Capital Markets)	262,700	76,868
Career Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	28,000	25,819
Cathay No.1 REIT (Real Estate, Equity REITs)	137,500	65,852
Chailease Holding Company Limited (Financials, Diversified Financial Services)	83,700	308,456
Chang Hwa Commercial Bank (Financials, Banks)	484,280	305,619
Cheng Loong Corporation (Materials, Containers & Packaging)	77,000	47,253
Cheng Shin Rubber Industry Company Limited (Consumer Discretionary, Auto Components)	168,000	213,106
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	45,335	107,413
Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	15,225	39,974
Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	30,000	30,558
China Airlines (Industrials, Airlines)	353,000	108,761
China Bills Finance Corporation (Financials, Capital Markets)	135,535	63,668
China Development Financial Holding Corporation (Financials, Banks)	1,130,000	332,432
China Life Insurance Company - Taiwan Exchange (Financials, Insurance)	219,660	169,544
China Motor Company Limited (Consumer Discretionary, Automobiles)	63,000	54,904
China Petrochemical Development Corporation (Materials, Chemicals) †	207,000	74,975
China Steel Chemical Corporation (Materials, Chemicals)	12,000	50,107
China Steel Corporation (Materials, Metals & Mining)	894,000	687,203
Chong Hong Construction Company Limited (Real Estate, Real Estate Management & Development)	18,000	51,530
Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	31,000	127,481
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	7,000	37,422
Clevo Company (Information Technology, Technology Hardware, Storage & Peripherals)	46,000	40,743
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	308,000	191,450
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	74,000	54,191
CTBC Financial Holding Company Limited (Financials, Banks)	1,375,000	911,230
CTCI Corporation (Industrials, Construction & Engineering)	52,000	77,064
Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	4,777	41,556
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	146,000	658,126
E.SUN Financial Holding Company Limited (Financials, Banks)	755,077	654,460
Eclat Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,000	194,781
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	21,100	48,524
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	22,000	59,780
Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	3,000	20,024
Eternal Chemical Company Limited (Materials, Chemicals)	83,453	70,221
Eva Airways Corporation (Industrials, Airlines)	271,964	129,476
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	249,850	95,633
Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	46,000	41,253
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	114,000	63,288
Far Eastern International Bank (Financials, Banks)	289,522	110,360
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	268,000	278,067
Far EasTone Telecommunications Company Limited (Communication Services, Wireless Telecommunication Services)	145,000	360,063
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	46,506	94,299
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	34,000	257,050
First Financial Holding Company Limited (Financials, Banks)	720,172	514,856
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	19,000	47,301
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	312,000	1,060,973

17

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Taiwan (continued)
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	125,000	$458,679
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	84,000	103,364
Foxconn Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	66,000	128,399
Foxsemicon Integrated Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	6,400	23,484
Fusheng Precision Company Limited (Consumer Discretionary, Leisure Products)	12,000	67,758
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	13,000	41,123
Genius Electronic Optical Company (Information Technology, Electronic Equipment, Instruments & Components)	4,000	40,490
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	30,000	40,047
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	29,000	205,947
Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	42,000	60,783
Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	7,000	50,597
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,936	37,957
Grand Pacific Petrochemical Corporation (Materials, Chemicals)	62,000	41,284
Grape King Bio Limited (Consumer Staples, Personal Products)	10,000	68,644
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	61,740	75,289
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	32,000	41,857
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	191,000	42,052
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	68,000	104,971
Hiwin Technologies Corporation (Industrials, Machinery)	18,870	142,364
Holtek Semiconductor Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	16,000	33,961
Holy Stone Enterprise Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	10,000	30,747
Hon Hai Precision Industry (Information Technology, Electronic Equipment, Instruments & Components)	787,400	1,840,692
Hota Industrial Manufacturing Company Limited (Consumer Discretionary, Auto Components)	18,000	52,384
Hotai Motor Company Limited (Consumer Discretionary, Specialty Retail)	25,000	400,158
HTC Corporation (Information Technology, Technology Hardware, Storage & Peripherals) †	52,000	59,382
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	671,000	444,680
Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	18,000	48,797
Hung Sheng Construction Company Limited (Real Estate, Real Estate Management & Development)	38,200	26,343
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	644,000	152,584
International CSRC Investment Holdings Company Limited (Materials, Chemicals)	43,200	51,792
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	225,000	169,395
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	73,875	68,354
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	79,000	65,724
King’s Town Bank Company Limited (Financials, Banks)	72,000	75,616
Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	122,000	39,557
Kinsus Interconnect Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	24,000	30,064
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	160,000	228,264
Long Chen Paper Company Limited (Materials, Paper & Forest Products)	42,000	19,331
LOTES Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,000	35,271
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	120,536	80,453
Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	16,000	105,022
Mega Financial Holding Company Limited (Financials, Banks)	817,000	801,170
Mercuries Life Insurance Company (Financials, Insurance) †	108,302	37,000
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	18,000	97,936
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	14,000	69,751
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	57,000	148,935
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	50,134	46,625
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	46,000	51,657
Nan Pao Resins Chemical Company Limited (Materials, Chemicals)	8,000	40,111
Nan Ya Plastics Corporation (Materials, Chemicals)	418,000	1,037,975
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	84,000	163,682
Nien Made Enterprise Company Limited (Consumer Discretionary, Household Durables)	11,000	80,206
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	43,000	227,837

18

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Taiwan (continued)
Oriental Union Chemical Corporation (Materials, Chemicals)	41,000	$31,581
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	154,000	250,882
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	192,000	217,737
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	54,000	126,918
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	41,000	390,384
Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	26,000	39,684
Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	126,800	47,130
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	104,000	63,658
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	195,000	363,321
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	31,000	98,062
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	32,000	202,452
Ritek Corporation (Information Technology, Technology Hardware, Storage & Peripherals) †	101,000	27,381
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)	50,880	65,828
Ruentex Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	33,000	72,237
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	92,000	62,279
Sercomm Corporation (Information Technology, Communications Equipment)	22,000	45,792
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	41,700	62,393
Shin Kong Financial Holding Company Limited (Financials, Insurance)	888,042	246,643
Shin Kong No.1 REIT (Real Estate, Equity REITs)	128,000	68,226
Shin Zu Shing Company Limited (Industrials, Machinery)	11,000	38,102
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	94,000	40,142
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,000	53,903
Sinopac Financial Holdings Company Limited (Financials, Banks)	812,400	314,809
Standard Foods Corporation (Consumer Staples, Food Products)	40,000	76,679
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	97,000	117,367
Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	67,840	94,531
Taichung Commercial Bank (Financials, Banks)	237,112	91,882
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	161,000	63,152
Taishin Financial Holdings Company Limited (Financials, Banks)	746,863	333,120
Taiwan Business Bank (Financials, Banks)	320,020	131,096
Taiwan Cement Corporation (Materials, Construction Materials)	352,300	478,092
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	677,801	440,611
Taiwan Fertilizer Company Limited (Materials, Chemicals)	53,000	83,660
Taiwan Glass Industrial Corporation (Industrials, Building Products)	104,000	39,972
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	223,000	306,856
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	28,000	45,881
Taiwan Mobile Company Limited (Communication Services, Wireless Telecommunication Services)	172,000	642,025
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	19,000	46,940
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	24,000	67,644
Taiwan Surface Mounting Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	20,000	33,405
Tatung Company Limited (Consumer Discretionary, Household Durables) †	125,000	86,002
TECO Electric & Machinery Company Limited (Industrials, Electrical Equipment)	144,000	104,085
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	288,000	529,310
Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,000	38,529
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	36,000	49,765
TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	28,000	44,463
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	34,000	108,090
TSRC Corporation (Materials, Chemicals)	51,000	45,253
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	66,000	46,244
U-Ming Marine Transport Corporation (Industrials, Marine)	40,000	39,794
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	413,000	1,062,140
Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	74,000	70,108
Union Bank of Taiwan (Financials, Banks)	240,320	91,225
United Integrated Services Company Limited (Industrials, Construction & Engineering)	12,000	55,231
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	879,000	358,690
Visual Photonics Epitaxy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	12,000	28,166

19

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Taiwan (continued)
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	5,000	$93,476
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	205,000	102,135
Walsin Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	21,000	105,623
Wan Hai Lines Limited (Industrials, Marine)	139,000	82,883
Waterland Financial Holdings (Financials, Capital Markets)	228,527	75,905
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	198,000	89,253
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	188,607	134,240
Wistron Neweb Corporation (Information Technology, Communications Equipment)	29,599	66,291
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	110,440	137,995
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	42,000	51,018
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	15,566	128,516
Yang Ming Marine Transport (Industrials, Marine) †	118,000	30,347
YFY Incorporated (Materials, Paper & Forest Products)	129,000	48,152
Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	135,150	39,546
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	784,000	440,206
Yulon Finance Corporation (Financials, Consumer Finance)	11,000	38,798
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	78,000	58,847
Yungtay Engineering Company Limited (Industrials, Machinery)	21,000	45,172
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	30,000	87,877
		30,187,753

Thailand : 4.33%
Advanced Info Service PCL (Communication Services, Wireless Telecommunication Services)	74,900	456,772
Amata Corporation PCL (Real Estate, Real Estate Management & Development)	65,400	45,050
AP Thailand PCL (Real Estate, Real Estate Management & Development)	159,700	39,108
B.Grimm PPCL (Utilities, Independent Power & Renewable Electricity Producers)	50,200	53,138
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	78,100	72,800
Bangkok Bank PCL (Financials, Banks)	88,800	551,361
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	107,700	54,790
Bangkok Dusit Medical Services PCL (Health Care, Health Care Providers & Services)	756,100	609,228
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	592,100	211,414
Bangkok Insurance PCL (Financials, Insurance)	9,800	100,330
Bangkok Life Assurance PCL (Financials, Insurance)	94,300	81,942
Bangkokland PCL (Real Estate, Real Estate Management & Development)	1,382,600	69,026
Bank of Ayudhya PCL (Financials, Banks)	131,200	152,353
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	171,200	23,261
BTS Group Holdings PCL (Industrials, Road & Rail)	595,500	214,510
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	34,100	180,480
Carabao Group PCL (Consumer Staples, Beverages)	33,800	71,290
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	87,900	93,740
CH Karnchang PCL (Industrials, Construction & Engineering)	99,800	84,356
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	339,000	297,251
Cimb Thai Bank PCL (Financials, Banks) †	1,894,100	43,092
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	77,000	154,499
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	17,000	159,539
Esso Thailand PCL (Energy, Oil, Gas & Consumable Fuels)	82,200	24,545
Frasers Property PCL (Real Estate, Real Estate Management & Development)	15,100	8,636
GFPT PCL (Consumer Staples, Food Products)	89,100	44,765
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	22,100	39,280
Glow Energy PCL (Utilities, Independent Power & Renewable Electricity Producers)	28,500	74,070
Grand Canal Land PCL (Real Estate, Real Estate Management & Development) †	98,400	9,266
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	44,500	34,872
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	497,200	265,508
Indorama Ventures PCL (Materials, Chemicals)	143,100	207,997
IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	754,400	112,990
Jasmine International PCL (Communication Services, Diversified Telecommunication Services)	307,400	58,279
Kasikornbank PCL (Financials, Banks)	128,300	756,077
KCE Electronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	50,800	27,770
Kiatnakin Bank PCL (Financials, Banks)	67,500	140,236
Krung Thai Bank PCL (Financials, Banks)	466,500	281,544
Krungthai Card PCL (Financials, Consumer Finance)	50,400	64,498
Land & Houses PCL (Real Estate, Real Estate Management & Development)	525,100	175,877

20

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Thailand (continued)
Major Cineplex Group PCL (Communication Services, Entertainment)	60,000	$54,507
MBK PCL (Real Estate, Real Estate Management & Development)	75,300	50,204
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	251,300	307,698
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,700	55,999
Muangthai Leasing PCL (Financials, Consumer Finance)	41,200	69,974
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	75,400	48,126
PTT Global Chemical PCL (Materials, Chemicals)	151,700	291,201
Quality Houses PCL (Real Estate, Real Estate Management & Development)	607,300	57,952
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	46,500	90,363
Robinson PCL (Consumer Discretionary, Multiline Retail)	45,200	77,839
Saha Pathana Inter Holding PCL (Real Estate, Real Estate Management & Development)	29,800	64,030
Sansiri PCL (Real Estate, Real Estate Management & Development)	1,084,700	48,327
Siam City Cement PCL (Materials, Construction Materials)	8,400	58,128
Siam Commercial Bank PCL (Financials, Banks)	184,700	755,783
Siam Global House PCL (Consumer Discretionary, Specialty Retail)	165,370	83,606
Sino Thai Engineering & Construction PCL (Industrials, Construction & Engineering)	88,700	69,508
Sri Trang Agro-Industry PCL (Consumer Discretionary, Auto Components)	73,300	27,099
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	59,840	94,069
Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	130,900	38,673
Supalai PCL (Real Estate, Real Estate Management & Development)	98,000	69,054
Thai Airways International PCL (Industrials, Airlines) †	131,100	41,839
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	69,500	130,117
Thai President Foods PCL (Consumer Staples, Food Products)	7,900	42,062
Thai Union Group PCL (Consumer Staples, Food Products)	297,300	170,033
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	61,000	50,596
Thanachart Capital PCL (Financials, Banks)	79,500	133,138
The Siam Cement PCL (Materials, Construction Materials)	59,100	844,086
Thonburi Healthcare Group PCL (Health Care, Health Care Providers & Services)	53,000	49,404
Tipco Asphalt PCL (Materials, Construction Materials)	89,400	55,650
Tisco Financial Group PCL (Financials, Banks)	56,500	157,552
TMB Bank PCL (Financials, Banks)	1,633,900	97,577
TOA Paint Thailand PCL (Materials, Chemicals)	49,300	48,681
Total Access Communication PCL (Communication Services, Wireless Telecommunication Services)	50,500	78,189
TPI Polene PCL (Materials, Construction Materials)	717,300	44,877
TPI Polene Power PCL NVDR (Utilities, Independent Power & Renewable Electricity Producers)	142,100	27,165
True Corporation PCL (Communication Services, Diversified Telecommunication Services)	1,345,200	209,128
TTW PCL (Utilities, Water Utilities)	94,200	39,886
VGI Global Media PCL (Communication Services, Media)	209,500	59,247
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	746,400	39,622
WHA Corporation PCL (Real Estate, Real Estate Management & Development)	632,000	85,072
WHA Premium Growth Freehold & Leasehold REIT (Real Estate, Equity REITs)	122,800	56,652
		11,018,253

Turkey : 0.94%
Akbank TAS (Financials, Banks) †	219,612	225,436
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)	15,201	50,231
Arcelik AS (Consumer Discretionary, Household Durables) †	19,930	59,597
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)	22,117	69,402
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)	15,455	211,443
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	5,223	24,405
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)	138,146	27,034
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)	107,388	97,701
Eregli Demir ve Celik Fabrikalari TAS (Materials, Metals & Mining)	89,967	111,966
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	5,745	54,289
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)	81,616	108,578
Koç Holding AS (Industrials, Industrial Conglomerates)	65,550	182,624
Petkim Petrokimya Holding AS (Materials, Chemicals) †	54,949	45,653
Soda Sanayii AS (Materials, Chemicals)	27,884	33,266
Sok Marketler Ticaret AS (Consumer Staples, Food & Staples Retailing) †	20,206	30,454
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	12,644	55,216
Tekfen Holding AS (Industrials, Construction & Engineering)	14,557	62,171
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)	9,190	26,692

21

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

Security name	Shares	Value
Turkey (continued)
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)	7,991	$179,696
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines) †	50,554	108,389
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)	36,457	32,543
Turk Telekomunikasyon AS (Communication Services, Diversified Telecommunication Services) †	30,007	23,901
Turkcell Iletisim Hizmetleri AS (Communication Services, Wireless Telecommunication Services)	73,775	147,411
Turkiye Garanti Bankasi AS (Financials, Banks) †	138,372	188,360
Turkiye Halk Bankasi AS (Financials, Banks)	44,269	40,276
Turkiye Is Bankasi Class C AS (Financials, Banks) †	89,376	78,552
Turkiye Vakiflar Bankasi TAO AS (Financials, Banks)	73,615	46,620
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)	13,136	42,956
Yapi Ve Kredi Bankasi AS (Financials, Banks) †	97,608	33,342
		2,398,204

Total Common Stocks (Cost $235,997,583)		228,635,333

	Dividend yield
Preferred Stocks : 4.10%
Brazil : 3.71%
Alpargatas SA (Consumer Staples, Personal Products) †	0.00%	16,340	76,454
Azul SA (Industrials, Transportation Infrastructure) †	0.00	21,900	218,780
Banco Bradesco SA (Financials, Banks)	0.15	280,433	2,644,280
Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)	2.62	14,400	87,157
Banco Santander SA (Financials, Banks)	0.65	10,000	56,423
Bradespar SA (Materials, Metals & Mining)	1.92	15,100	118,139
Braskem SA Class A (Materials, Chemicals)	4.88	13,410	146,200
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)	0.86	10,873	241,653
Companhia de Saneamento do Parana (Utilities, Water Utilities)	1.46	20,240	69,789
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities) †	0.00	11,120	64,046
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	3.03	57,969	218,051
Companhia Energetica de Sao Paulo Class B (Utilities, Independent Power & Renewable Electricity Producers)	5.77	11,900	80,365
Companhia Paranaense de Energia-Copel Class B (Utilities, Electric Utilities)	0.79	6,300	77,065
Energisa SA (Utilities, Electric Utilities)	0.39	8,270	16,249
Gerdau SA (Materials, Metals & Mining)	1.21	70,400	248,843
Gol Linhas Aereas Inteligentes SA (Industrials, Airlines) †	0.00	8,200	56,381
Itau Unibanco Holding SA (Financials, Banks)	0.13	344,170	3,069,853
Itaúsa Investimentos Itaú SA (Financials, Banks)	0.17	315,061	994,815
Klabin SA (Materials, Containers & Packaging)	1.30	220,900	162,693
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) †	0.00	55,400	227,871
Marcopolo SA (Industrials, Machinery) †	0.00	46,200	42,857
Metalurgica Gerdau SA (Materials, Metals & Mining)	1.37	42,000	69,359
Telefonica Brasil SA (Communication Services, Diversified Telecommunication Services)	4.80	31,909	390,736
Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining)	0.83	31,200	65,200
			9,443,259

Chile : 0.08%
Coca-Cola Embonor SA Class B (Consumer Staples, Food Products)	4.25	23,265	50,528
Embotelladora Andina SA Class B (Consumer Staples, Food & Staples Retailing)	1.02	21,189	70,471
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	1.37	2,573	77,610
			198,609

Colombia : 0.16%
Banco Davivienda SA (Financials, Banks)	1.17	7,165	80,940

22

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Dividend yield		Shares	Value
Colombia (continued)
Bancolombia SA (Financials, Banks)		0.74		29,471	$344,610
					425,550

Russia : 0.14%
Bashneft PAO (Energy, Oil, Gas & Consumable Fuels) †		0.00		2,311	60,561
Transneft PJSC (Energy, Oil, Gas & Consumable Fuels) †		0.00		121	297,754
					358,315

South Korea : 0.01%
CJ Corporation (Industrials, Industrial Conglomerates) †(a)‡		0.00		256	7,882
Mirae Asset Daewoo Company Limited Class P (Financials, Capital Markets) †		0.00		1,464	5,372
					13,254

Total Preferred Stocks (Cost $9,482,007)					10,438,987

			Expiration date
Rights : 0.00%
Brazil : 0.00%
Gol Linhas Aereas Inteligentes SA (Industrials, Airlines)†(a)			6-10-2019	1,313	13

Hong Kong : 0.00%
Legend Holdings Corporation (Financials, Diversified Financial Services )†(a)			12-31-2019	3,061	0

Total Rights (Cost $0)					13

Warrants : 0.01%
Malaysia : 0.01%
Sunway Bhd (Real Estate, Real Estate Management & Development) †			10-3-2024	122,430	10,810

Thailand : 0.00%
BTS Group Holdings PCL(Industrials, Road & Rail) †			11-29-2019	98,790	2,653
Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure) †(a)			9-21-2030	12,585	1,859
					4,512

Total Warrants (Cost $0)					15,322

		Yield
Short-Term Investments : 4.92%
Investment Companies : 4.92%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.30%		12,515,009	12,515,009

Total Short-Term Investments (Cost $12,515,009)					12,515,009

Total investments in securities (Cost $257,994,599)	98.89%				251,604,664
Other assets and liabilities, net	1.11				2,818,088

Total net assets	100.00%				$254,422,752

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

23

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Portfolio

‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust

24

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	300	6-21-2019	$15,411,423	$15,003,000	$0	$(408,423)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,871,946	19,744,850	15,101,787	12,515,009	$12,515,009	4.92%

Wells Fargo Factor Enhanced Emerging Markets Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2019, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$10,118,458	$62,429	$0	$10,180,887
Chile	4,345,826	0	0	4,345,826
China	43,403,032	49,435	0	43,452,467
Colombia	1,037,611	0	0	1,037,611
Czech Republic	882,075	0	0	882,075
Egypt	495,051	0	0	495,051
Greece	1,227,163	0	0	1,227,163
Hong Kong	614,686	0	0	614,686
Hungary	1,356,751	0	0	1,356,751
India	38,424,452	45,807	0	38,470,259
Indonesia	5,611,008	21,102	0	5,632,110
Malaysia	6,435,167	0	0	6,435,167
Mexico	8,982,962	0	0	8,982,962
Netherlands	217,002	0	0	217,002
Philippines	4,888,024	0	30,530	4,918,554
Russia	13,166,047	0	0	13,166,047
South Africa	8,842,957	0	0	8,842,957
South Korea	34,773,548	0	0	34,773,548
Taiwan	30,187,753	0	0	30,187,753
Thailand	11,018,253	0	0	11,018,253
Turkey	2,398,204	0	0	2,398,204
Preferred stocks
Brazil	9,443,259	0	0	9,443,259
Chile	198,609	0	0	198,609
Colombia	425,550	0	0	425,550
Russia	358,315	0	0	358,315

South Korea	5,372	0	7,882	13254
Rights
Brazil	0	13	0	13
Warrants
Malaysia	0	10,810	0	10,810
Thailand	0	4,512	0	4,512
Short -term investments
Investment companies	12,515,009	0	0	12,515,009

Total assets	$251,372,144	$194,108	$38,412	$251,604,664

Liabilities
Futures contracts	$408,423	$0	$0	$408,423

Total liabilities	$408,423	$0	$0	$408,423

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of May 31, 2019, the Portfolio had segregated $1,778,773 as cash collateral for these open futures contracts.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 94.30%
Australia : 9.52%
AGL Energy Limited (Utilities, Multi-Utilities)	39,534	$563,578
ALS Limited (Industrials, Professional Services)	28,081	138,307
Altium Limited (Information Technology, Software)	7,487	160,642
Alumina Limited (Materials, Metals & Mining)	159,486	264,419
Amcor Limited (Materials, Containers & Packaging)	71,595	818,487
AMP Limited (Financials, Diversified Financial Services)	168,273	253,306
Ansell Limited (Health Care, Health Care Equipment & Supplies)	8,062	141,101
APA Group (Utilities, Gas Utilities)	61,528	432,795
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,360	754,693
ASX Limited (Financials, Capital Markets)	11,640	611,656
Atlas Arteria Stapled Securities (Industrials, Transportation Infrastructure)	42,397	208,229
Aurizon Holdings Limited (Industrials, Road & Rail)	120,461	432,861
AusNet Services (Utilities, Electric Utilities)	111,272	137,397
Australia & New Zealand Banking Group Limited (Financials, Banks)	178,964	3,461,228
Bank of Queensland Limited (Financials, Banks)	25,038	160,836
Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	96,672	121,716
Bendigo Bank Limited (Financials, Banks)	30,296	236,014
BHP Billiton Limited (Materials, Metals & Mining)	176,860	4,632,692
BlueScope Steel Limited (Materials, Metals & Mining)	33,446	244,544
Boral Limited (Materials, Construction Materials)	71,931	270,949
Brambles Limited (Industrials, Commercial Services & Supplies)	95,350	801,008
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	15,428	282,437
Carsales.com Limited (Communication Services, Interactive Media & Services)	14,778	139,215
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	34,477	193,008
Charter Hall Group (Real Estate, Equity REITs)	29,007	208,063
CIMIC Group Limited (Industrials, Construction & Engineering)	5,299	166,004
Cleanaway Waste Management Limited (Industrials, Commercial Services & Supplies)	124,382	192,413
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	31,940	211,154
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	3,608	500,899
Coles Group Liimited (Consumer Staples, Food & Staples Retailing) †	80,506	695,295
Commonwealth Bank of Australia (Financials, Banks)	108,855	5,928,505
Computershare Limited (Information Technology, IT Services)	30,233	349,824
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,374	168,400
CSL Limited (Health Care, Biotechnology)	27,302	3,891,858
Dexus Property Group (Real Estate, Equity REITs)	63,612	568,364
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,840	104,182
Downer EDI Limited (Industrials, Commercial Services & Supplies)	36,634	181,195
DuluxGroup Limited (Materials, Chemicals)	23,391	157,882
Evolution Mining Limited (Materials, Metals & Mining)	92,116	247,296
Flight Centre Travel Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,451	104,353
Fortescue Metals Group Limited (Materials, Metals & Mining)	89,008	497,046
Goodman Group (Real Estate, Equity REITs)	102,499	952,788
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	49,226	142,056
Healthscope Limited (Health Care, Health Care Providers & Services) (a)	100,002	171,001
Iluka Resources Limited (Materials, Metals & Mining)	26,106	176,389
Incitec Pivot Limited (Materials, Chemicals)	95,316	216,876
Insurance Australia Group Limited (Financials, Insurance)	143,079	759,293
IOOF Holdings Limited (Financials, Capital Markets)	18,998	69,848
JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	7,038	137,289
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	34,853	344,530
Link Administration Holdings Limited (Information Technology, IT Services)	32,476	134,496
Macquarie Group Limited (Financials, Capital Markets)	19,476	1,625,449
Magellan Financial Group Limited (Financials, Capital Markets)	7,931	238,940
Medibank Private Limited (Financials, Insurance)	173,343	398,021
Metcash Limited (Consumer Staples, Food & Staples Retailing)	55,869	114,331
Mineral Resources Limited (Materials, Metals & Mining)	9,630	100,339
Mirvac Group (Real Estate, Equity REITs)	219,861	462,128
National Australia Bank Limited (Financials, Banks)	176,078	3,235,630
Newcrest Mining Limited (Materials, Metals & Mining)	46,718	881,829
Northern Star Resources Limited (Materials, Metals & Mining)	37,731	254,150
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	78,719	384,982
Orica Limited (Materials, Chemicals)	21,303	305,311
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	107,585	535,856
Orora Limited (Materials, Containers & Packaging)	74,346	161,942
OZ Minerals Limited (Materials, Metals & Mining)	20,004	125,169
Qantas Airways Limited (Industrials, Airlines)	98,191	378,039

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Australia (continued)
QBE Insurance Group Limited (Financials, Insurance)	80,546	$652,059
Qube Holdings Limited (Industrials, Transportation Infrastructure)	86,667	169,541
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	8,608	416,981
REA Group Limited (Communication Services, Interactive Media & Services)	3,038	187,522
Reece Limited (Industrials, Trading Companies & Distributors)	20,407	146,943
Reliance Worldwide Corporation Limited (Industrials, Building Products)	41,250	105,018
Rio Tinto Limited (Materials, Metals & Mining)	22,377	1,556,950
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	109,972	514,178
Scentre Group (Real Estate, Equity REITs)	341,835	901,098
SEEK Limited (Industrials, Professional Services)	21,278	308,496
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	28,877	523,836
South32 Limited (Materials, Metals & Mining)	325,561	749,795
Spark Infrastructure Group (Utilities, Electric Utilities)	107,910	175,166
Stockland Corporation Limited (Real Estate, Equity REITs)	145,888	448,327
Suncorp Group Limited (Financials, Insurance)	82,381	744,635
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	139,255	715,815
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	116,907	365,754
Telstra Corporation Limited (Communication Services, Diversified Telecommunication Services)	714,615	1,809,409
The GPT Group (Real Estate, Equity REITs)	100,115	400,031
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	52,844	163,861
TPG Telecom Limited (Communication Services, Diversified Telecommunication Services)	23,250	101,448
Transurban Group (Industrials, Transportation Infrastructure)	161,878	1,564,266
Treasury Wine Estates Limited (Consumer Staples, Beverages)	43,412	453,229
Vicinity Centres (Real Estate, Equity REITs)	199,503	357,060
Washington H. Soul Pattinson & Company Limited (Energy, Oil, Gas & Consumable Fuels)	9,395	145,466
Wesfarmers Limited (Consumer Discretionary, Multiline Retail)	70,146	1,802,864
Westpac Banking Corporation (Financials, Banks)	214,842	4,089,546
Whitehaven Coal Limited (Energy, Oil, Gas & Consumable Fuels)	54,415	148,348
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	48,004	1,179,500
Woolworths Group Limited (Consumer Staples, Food & Staples Retailing)	80,491	1,751,595
WorleyParsons Limited (Energy, Energy Equipment & Services)	20,441	186,891
		64,776,161

Austria : 0.25%
Andritz AG (Industrials, Machinery)	4,171	150,040
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	17,774	630,435
OMV AG (Energy, Oil, Gas & Consumable Fuels)	8,979	422,200
Verbund AG (Utilities, Electric Utilities)	3,906	195,489
Voestalpine AG (Materials, Metals & Mining)	6,734	175,810
Wienerberger AG (Materials, Construction Materials)	6,845	147,738
		1,721,712

Belgium : 0.52%
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	1,366	209,218
Ageas NV (Financials, Insurance)	11,295	551,163
Cofinimmo SA (Real Estate, Equity REITs)	1,362	171,936
Colruyt SA (Consumer Staples, Food & Staples Retailing)	3,909	290,489
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	4,971	463,483
Proximus SA (Communication Services, Diversified Telecommunication Services)	9,436	273,550
Sofina SA (Financials, Diversified Financial Services)	976	188,847
Solvay SA (Materials, Chemicals)	4,269	400,987
UCB SA (Health Care, Pharmaceuticals)	7,806	597,178
Umicore SA (Materials, Chemicals)	12,207	364,109
		3,510,960

Cambodia : 0.02%
NagaCorp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	108,000	123,573

Canada : 9.70%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	14,795	645,284
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	26,035	1,597,812
Bank of Montreal (Financials, Banks)	38,891	2,823,309
Barrick Gold Corporation (Materials, Metals & Mining)	111,471	1,386,377
BCE Incorporated (Communication Services, Diversified Telecommunication Services)	55,015	2,477,222
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	62,219	2,854,083

2

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Canada (continued)
Canadian Imperial Bank of Commerce (Financials, Banks)	26,674	$2,022,653
Canadian National Railway Company (Industrials, Road & Rail)	44,437	3,939,362
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	70,200	1,896,273
Canadian Pacific Railway Limited (Industrials, Road & Rail)	8,682	1,903,026
CGI Incorporated (Information Technology, IT Services) †	15,065	1,098,109
Constellation Software Incorporated (Information Technology, Software)	1,228	1,063,334
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	18,132	572,695
Fairfax Financial Holdings Limited (Financials, Insurance)	1,700	779,817
Fortis Incorporated (Utilities, Electric Utilities)	26,044	983,683
Franco-Nevada Corporation (Materials, Metals & Mining)	11,108	857,673
Intact Financial Corporation (Financials, Insurance)	8,775	754,471
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	11,254	577,521
Magna International Incorporated (Consumer Discretionary, Auto Components)	19,727	844,922
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	15,430	563,156
National Bank of Canada (Financials, Banks)	20,308	912,177
Nutrien Limited (Materials, Chemicals)	38,900	1,897,224
Open Text Corporation (Information Technology, Software)	16,465	653,990
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	30,652	1,093,548
Power Corporation of Canada (Financials, Insurance)	22,596	476,295
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	15,103	994,054
Rogers Communications Incorporated Class B (Communication Services, Wireless Telecommunication Services)	23,022	1,211,227
Royal Bank of Canada (Financials, Banks)	86,731	6,518,301
Shaw Communications Incorporated Class B (Communication Services, Media)	30,726	624,022
Sun Life Financial Incorporated (Financials, Insurance)	36,658	1,422,816
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	98,262	3,027,976
TC Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	54,600	2,661,730
Teck Resources Limited Class B (Materials, Metals & Mining)	33,700	684,921
Telus Corporation (Communication Services, Diversified Telecommunication Services)	34,894	1,288,775
The Bank of Nova Scotia (Financials, Banks)	76,508	3,880,873
The Toronto-Dominion Bank (Financials, Banks)	112,328	6,141,639
Thomson Reuters Corporation (Industrials, Professional Services)	10,753	683,399
Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	16,600	1,570,466
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	28,276	625,310
		66,009,525

China : 0.11%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	41,500	220,746
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	45,500	536,571
		757,317

Denmark : 2.07%
Ambu AS Class B (Health Care, Health Care Equipment & Supplies)	10,292	159,173
Carlsberg AS Class B (Consumer Staples, Beverages)	6,324	830,880
Christian Hansen Holding AS (Materials, Chemicals)	6,437	670,181
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	7,287	774,170
Danske Bank AS (Financials, Banks)	42,694	699,707
DSV AS (Industrials, Road & Rail)	10,685	953,501
FLSmidth & Company AS (Industrials, Construction & Engineering)	2,372	93,194
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	8,136	383,687
H. Lundbeck AS (Health Care, Pharmaceuticals)	3,855	154,661
ISS AS (Industrials, Commercial Services & Supplies)	9,646	271,697
Jyske Bank AS (Financials, Banks)	4,032	152,467
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	111,110	5,228,648
Novozymes AS Class B (Materials, Chemicals)	13,046	611,096
Orsted AS (Utilities, Electric Utilities) 144A	10,282	819,521
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,208	267,738
Rockwool International AS B Shares (Industrials, Building Products)	532	135,335
Royal Unibrew AS (Consumer Staples, Beverages)	2,693	191,310
SimCorp AS (Information Technology, Software)	2,493	242,292
Tryg AS (Financials, Insurance)	6,850	214,101
Vestas Wind Systems AS (Industrials, Electrical Equipment)	12,347	1,005,186

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Denmark (continued)
William Demant Holding (Health Care, Health Care Equipment & Supplies) †	6,230	$208,063
		14,066,608

Finland : 1.24%
Elisa Oyj (Communication Services, Diversified Telecommunication Services)	9,656	430,625
Fortum Oyj (Utilities, Electric Utilities)	26,429	564,816
Huhtamaki Oyj (Materials, Containers & Packaging)	5,923	225,503
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	4,301	225,973
Kone Oyj Class B (Industrials, Machinery)	23,847	1,300,331
Konecranes Oyj (Industrials, Machinery)	3,779	129,860
Metso Oyj (Industrials, Machinery)	7,292	235,834
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	25,390	858,308
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	8,449	241,539
Nordea Bank AB (Financials, Banks)	184,675	1,304,117
Orion Oyj Class B (Health Care, Pharmaceuticals)	6,553	214,350
Sampo Oyj Class A (Financials, Insurance)	31,073	1,345,484
Stora Enso Oyj (Materials, Paper & Forest Products)	35,410	374,300
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	32,477	813,435
Valmet Corporation (Industrials, Machinery)	7,518	173,518
		8,437,993

France : 5.34%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	1,756	300,535
Air France-KLM (Industrials, Airlines) †	13,781	119,099
Air Liquide SA (Materials, Chemicals)	26,310	3,277,232
Alstom SA (Industrials, Machinery)	9,574	437,236
ALTEN SA (Information Technology, IT Services)	1,674	169,899
Altran Technologies SA (Information Technology, IT Services)	14,650	172,828
Amundi SA (Financials, Diversified Financial Services)	3,609	234,247
Arkema SA (Materials, Chemicals)	4,230	354,983
Atos Origin SA (Information Technology, IT Services)	5,611	427,625
bioMerieux (Health Care, Health Care Equipment & Supplies)	2,506	204,789
Bouygues SA (Industrials, Construction & Engineering)	17,094	598,295
Bureau Veritas SA (Industrials, Professional Services)	17,036	401,761
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	3,708	141,131
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	386	185,166
CNP Assurances SA (Financials, Insurance)	8,677	186,018
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	10,482	1,205,541
Covivio (Real Estate, Equity REITs)	3,734	391,698
Dassault Aviation SA (Industrials, Aerospace & Defense)	142	177,196
Dassault Systemes SA (Information Technology, Software)	8,560	1,270,418
Eiffage SA (Industrials, Construction & Engineering)	5,978	571,531
Eurazeo SA (Financials, Diversified Financial Services)	3,100	216,967
Eutelsat Communications SA (Communication Services, Media)	8,333	146,853
Gecina SA (Real Estate, Equity REITs)	3,364	481,036
Groupe Danone SA (Consumer Staples, Food Products)	39,513	3,151,735
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	25,878	399,242
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,851	1,229,954
Iliad SA (Communication Services, Diversified Telecommunication Services)	1,649	190,574
Imerys SA (Materials, Construction Materials)	1,869	81,096
Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	3,665	293,074
Ipsen SA (Health Care, Pharmaceuticals)	2,238	267,269
JCDecaux SA (Communication Services, Media)	4,606	128,640
Klepierre SA (Real Estate, Equity REITs)	12,548	427,128
Lagardere SCA (Communication Services, Media)	6,267	152,625
Legrand SA (Industrials, Electrical Equipment)	15,931	1,070,331
Orpea SA (Health Care, Health Care Providers & Services)	3,061	348,457
Pernod-Ricard SA (Consumer Staples, Beverages)	12,679	2,235,133
Peugeot SA (Consumer Discretionary, Automobiles)	33,330	743,575
Publicis Groupe SA (Communication Services, Media)	13,938	761,414
Remy Cointreau SA (Consumer Staples, Beverages)	1,440	197,870
Rubis SCA (Utilities, Gas Utilities)	5,308	264,945
Safran SA (Industrials, Aerospace & Defense)	22,840	3,003,198
Sartorius Stedim Biotech SA (Health Care, Life Sciences Tools & Services)	1,467	203,382
SCOR SE (Financials, Insurance)	10,618	436,874
SEB SA (Consumer Discretionary, Household Durables)	1,425	232,901

4

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
France (continued)
Societe BIC SA (Industrials, Commercial Services & Supplies)	1,602	$125,098
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,900	563,826
Sopra Steria Group (Information Technology, IT Services)	1,019	116,000
Spie SA (Industrials, Commercial Services & Supplies)	7,899	135,895
Suez Environnement Company SA (Utilities, Multi-Utilities)	23,374	312,694
Teleperformance SE (Industrials, Professional Services)	3,432	659,458
Thales SA (Industrials, Aerospace & Defense)	6,589	725,490
Ubisoft Entertainment SA (Communication Services, Entertainment) †	4,499	368,712
Veolia Environnement SA (Utilities, Multi-Utilities)	34,202	791,303
Vinci SA (Industrials, Construction & Engineering)	33,442	3,304,842
Vivendi SA (Communication Services, Entertainment)	59,047	1,591,720
Worldline SA (Information Technology, IT Services) †144A	2,360	142,106
		36,328,645

Germany : 4.87%
Aareal Bank AG (Financials, Thrifts & Mortgage Finance)	3,653	107,084
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	11,112	3,180,408
Allianz AG (Financials, Insurance)	26,067	5,790,952
Aurubis AG (Materials, Metals & Mining)	2,075	90,892
Bechtle AG (Information Technology, IT Services)	1,580	177,569
Brenntag AG (Industrials, Trading Companies & Distributors)	9,565	444,305
Carl Zeiss Meditec AG (Health Care, Health Care Equipment & Supplies)	2,370	223,064
Covestro AG (Materials, Chemicals) 144A	9,784	428,792
Deutsche Boerse AG (Financials, Capital Markets)	11,929	1,649,152
Deutsche Lufthansa AG (Industrials, Airlines)	13,658	260,149
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	199,416	3,366,169
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	21,846	1,031,122
E.ON SE (Utilities, Multi-Utilities)	132,807	1,387,067
Evonik Industries AG (Materials, Chemicals)	9,520	250,141
Evotec AG (Health Care, Life Sciences Tools & Services) †	7,728	186,912
Fraport AG (Industrials, Transportation Infrastructure)	2,282	179,728
Freenet AG (Communication Services, Wireless Telecommunication Services)	7,439	144,353
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	12,877	939,088
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	24,074	1,221,269
Gerresheimer AG (Health Care, Life Sciences Tools & Services) †	1,855	132,214
Grenke AG (Financials, Diversified Financial Services)	1,606	153,399
Hannover Rueck SE (Financials, Insurance)	3,844	576,298
Heidelbergcement AG (Materials, Construction Materials)	8,225	611,590
HELLA GmbH & Company KGaA (Consumer Discretionary, Auto Components)	2,526	116,940
Hochtief AG (Industrials, Construction & Engineering)	1,107	131,831
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,075	237,179
Innogy SE (Utilities, Multi-Utilities)	4,741	214,928
Knorr Bremse AG (Industrials, Machinery) †	2,799	308,156
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	3,918	467,901
Merck KGaA (Health Care, Pharmaceuticals)	8,166	788,744
Metro AG (Consumer Staples, Food & Staples Retailing)	11,224	176,924
MTU Aero Engines AG (Industrials, Aerospace & Defense)	3,198	691,664
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	8,985	2,169,124
Nemetschek SE (Information Technology, Software)	1,125	172,558
Osram Licht AG (Industrials, Electrical Equipment)	5,610	167,397
ProSiebenSat.1 Media AG (Communication Services, Media)	12,446	202,443
Puma AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	500	290,738
Rheinmetall AG (Industrials, Industrial Conglomerates)	2,533	269,674
Scout24 AG (Communication Services, Interactive Media & Services)	6,520	323,839
Siemens Healthineers AG (Health Care, Health Care Equipment & Supplies) 144A	9,353	364,137
Siltronic AG (Information Technology, Semiconductors & Semiconductor Equipment)	1,320	90,277
Symrise AG (Materials, Chemicals)	7,744	725,490
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	9,416	220,901
TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	25,491	235,257
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	11,916	334,263
Vonovia SE (Real Estate, Real Estate Management & Development)	29,568	1,551,178
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) †144A	8,801	349,431
		33,132,691

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Hong Kong : 3.21%
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	17,044	$165,341
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	166,190	1,201,979
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	168,570	1,592,261
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	46,500	359,150
CLP Holdings Limited (Utilities, Electric Utilities)	113,386	1,282,174
Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	18,440	141,066
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	53,705	143,518
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	118,332	249,055
Hang Seng Bank Limited (Financials, Banks)	44,255	1,109,261
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	80,198	414,312
HK Electric Investments Limited (Utilities, Electric Utilities) 144A	139,000	135,994
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	608,595	1,344,575
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	74,900	2,382,797
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	69,525	453,303
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication Services, Diversified Telecommunication Services)	217,574	343,032
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	36,574	190,345
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	16,728	1,073,603
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	10,917	407,641
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	38,500	146,102
Link REIT (Real Estate, Equity REITs)	131,607	1,574,674
MTR Corporation Limited (Industrials, Road & Rail)	100,569	615,122
New World Development Limited (Real Estate, Real Estate Management & Development)	348,961	514,569
NWS Holdings Limited (Industrials, Industrial Conglomerates)	92,429	182,275
PCCW Limited (Communication Services, Diversified Telecommunication Services)	247,000	140,521
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	142,800	646,644
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	76,000	96,944
Sino Land Company (Real Estate, Real Estate Management & Development)	205,899	329,352
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	129,000	142,830
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	95,500	1,511,764
Swire Pacific Limited Class A (Real Estate, Real Estate Management & Development)	30,978	366,699
Swire Properties Limited (Real Estate, Real Estate Management & Development)	67,353	277,503
Techtronic Industries Company Limited (Industrials, Machinery)	87,243	556,429
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	67,717	173,189
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	53,005	284,310
Wharf Real Estate Investment Company Limited (Real Estate, Real Estate Management & Development)	73,000	498,645
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	48,945	324,030
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	80,734	172,393
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	130,000	130,173
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	51,222	143,417
		21,816,992

Ireland : 1.59%
AIB Group plc (Financials, Banks)	48,311	198,720
Bank of Ireland Group plc (Financials, Banks)	56,574	303,494
CRH plc (Materials, Construction Materials)	50,287	1,572,426
DCC plc (Industrials, Industrial Conglomerates)	6,056	509,144
Flutter Entertainment PLC (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,942	351,685
Glanbia plc (Consumer Staples, Food Products)	12,602	209,908
Kerry Group plc Class A (Consumer Staples, Food Products)	9,620	1,112,313
Kingspan Group plc (Industrials, Building Products)	8,898	463,819
Linde plc (Materials, Chemicals)	33,757	6,120,598
		10,842,107

Italy : 0.67%
A2A SpA (Utilities, Multi-Utilities)	104,408	170,235
Atlantia SpA (Industrials, Transportation Infrastructure)	28,717	720,544
Banco BPM SpA (Financials, Banks) †	92,768	173,383
Davide Campari-Milano SpA (Consumer Staples, Beverages)	28,311	276,584
DiaSorin SpA (Health Care, Health Care Equipment & Supplies)	1,611	164,765
FinecoBank SpA (Financials, Banks)	24,238	251,171
Hera SpA (Utilities, Multi-Utilities)	48,274	175,270
Interpump Group SpA (Industrials, Machinery)	4,733	138,320
Italgas SpA (Utilities, Gas Utilities)	30,365	192,271

6

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Italy (continued)
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,784	$397,562
Poste Italiane SpA (Financials, Insurance)	27,888	271,049
Recordati SpA (Health Care, Pharmaceuticals)	6,108	252,471
Saipem SpA (Energy, Energy Equipment & Services) †	35,852	153,520
Snam SpA (Energy, Oil, Gas & Consumable Fuels)	135,267	680,615
Terna SpA (Utilities, Electric Utilities)	87,358	533,438
		4,551,198

Japan : 20.64%
Acom Company Limited (Financials, Consumer Finance)	33,600	112,863
Activia Properties Incorporated (Real Estate, Equity REITs)	44	190,634
Advance Residence Investment Corporation (Real Estate, Equity REITs)	86	249,195
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	10,400	244,824
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	62,600	1,084,589
Aica Kogyo Company Limited (Industrials, Building Products)	4,100	136,017
Ain Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	1,800	137,867
Air Water Incorporated (Materials, Chemicals)	11,300	168,721
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	10,700	355,959
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	13,700	345,771
All Nippon Airways Company Limited (Industrials, Airlines)	22,100	741,527
Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	13,300	220,920
Amada Holdings Company Limited (Industrials, Machinery)	22,000	227,380
Anritsu Corporation Anritsu Corp(Information Technology, Electronic Equipment, Instruments & Components)	8,100	129,911
Asahi Breweries Limited (Consumer Staples, Beverages)	29,300	1,291,617
Asahi Glass Company Limited (Industrials, Building Products)	14,400	464,430
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	8,300	425,857
Asahi Kasei Corporation (Materials, Chemicals)	88,400	912,837
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	126,100	1,701,853
Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	9,000	211,950
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	14,600	719,457
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	5,000	116,643
Bic Camera Incorporated (Consumer Discretionary, Specialty Retail)	9,100	95,060
Bridgestone Corporation (Consumer Discretionary, Auto Components)	41,800	1,565,692
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	15,900	273,351
CALBEE Incorporated (Consumer Staples, Food Products)	5,400	153,481
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	17,000	189,978
Central Japan Railway Company (Industrials, Road & Rail)	13,800	2,883,782
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	49,700	679,468
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	20,000	92,465
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	10,000	227,749
Comsys Holdings Corporation (Industrials, Construction & Engineering)	8,100	195,016
Concordia Financial Group Limited (Financials, Banks)	78,300	300,584
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	800	126,683
Credit Saison Company Limited (Financials, Consumer Finance)	10,500	113,367
Dai Ichi Mutual Life Insurance Company Limited (Financials, Insurance)	72,800	1,057,419
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	19,200	417,256
Daicel Corporation (Materials, Chemicals)	22,300	190,352
Daifuku Company Limited (Industrials, Machinery)	7,100	358,391
Daiichikosho Company Limited (Communication Services, Entertainment)	2,900	133,673
Daikin Industries Limited (Industrials, Building Products)	18,000	2,197,573
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	5,200	678,282
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	108	255,736
DeNA Company Limited (Communication Services, Entertainment)	7,200	145,641
Denka Company Limited (Materials, Chemicals)	5,600	160,716
Dentsu Incorporated (Communication Services, Media)	15,900	520,879
DIC Incorporated (Materials, Chemicals)	5,400	131,805
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,700	237,983
DMG Mori Seiko Company Limited (Industrials, Machinery)	7,000	87,334
East Japan Railway Company (Industrials, Road & Rail)	25,200	2,397,564
Ebara Corporation (Industrials, Machinery)	6,100	156,264
Eisai Company Limited (Health Care, Pharmaceuticals)	17,500	1,030,799
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	12,000	263,664
Ezaki Glico Company Limited (Consumer Staples, Food Products)	3,900	185,706

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Japan (continued)
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	16,500	$398,320
FANCL Corporation (Consumer Staples, Personal Products)	6,400	173,399
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	4,500	2,606,607
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	8,700	291,432
Fuji Television Network Incorporated (Communication Services, Media)	14,000	190,560
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	24,000	1,151,442
Fujitsu Limited (Information Technology, IT Services)	13,000	882,342
Fukuoka Financial Group Incorporated (Financials, Banks)	11,900	204,364
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	4,100	109,873
GLP J-REIT (Real Estate, Equity REITs)	204	227,409
GS Yuasa Corporation (Industrials, Electrical Equipment)	4,800	85,976
Hakuhodo DY Holdings Incorporated (Communication Services, Media)	19,800	312,079
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	9,000	323,905
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	16,900	609,782
Haseko Corporation (Consumer Discretionary, Household Durables)	19,400	193,884
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	1,500	304,803
Hino Motors Limited (Industrials, Machinery)	17,000	135,071
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	6,900	161,158
Hitachi High Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,900	166,451
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	59,400	2,020,472
Hitachi Metals Limited (Materials, Metals & Mining)	12,900	128,804
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,600	121,644
Hoshizaki Electric Company Limited (Industrials, Machinery)	3,700	280,663
House Foods Corporation (Consumer Staples, Food Products)	5,300	216,421
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	22,700	1,583,229
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	8,100	126,099
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	16,517	468,692
IHI Corporation (Industrials, Machinery)	10,300	230,304
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	12,600	200,223
Invincible Investment Corporation (Real Estate, Equity REITs)	357	190,418
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	27,400	227,059
ITO EN Limited (Consumer Staples, Beverages)	4,400	208,702
Itochu Corporation (Industrials, Trading Companies & Distributors)	99,600	1,837,313
Itochu Techno-Science Corporation (Information Technology, IT Services)	6,600	164,201
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	3,100	132,737
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	17,200	180,150
Japan Airlines Company Limited (Industrials, Airlines)	22,700	714,946
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	5,100	193,900
Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	282	229,264
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	60	256,910
Japan Real Estate Investment Corporation (Real Estate, Equity REITs)	91	541,642
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	169	340,916
JFE Holdings Incorporated (Materials, Metals & Mining)	35,500	494,016
JSR Corporation (Materials, Chemicals)	12,000	171,088
JTEKT Corporation (Industrials, Machinery)	14,900	158,398
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	196,000	937,812
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	14,600	139,176
Kagome Company Limited (Consumer Staples, Food Products)	6,300	147,609
Kajima Corporation (Industrials, Construction & Engineering)	35,500	487,791
Kakaku.com Incorporated (Communication Services, Interactive Media & Services)	8,500	172,722
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,500	118,581
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	7,400	175,090
Kaneka Corporation (Materials, Chemicals)	4,000	138,421
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	57,700	673,828
Kao Corporation (Consumer Staples, Personal Products)	31,400	2,457,177
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	105,500	2,714,776
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	6,900	298,311
Keikyu Corporation (Industrials, Road & Rail)	18,600	315,650
Keio Corporation (Industrials, Road & Rail)	8,300	554,533
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	11,100	415,872
Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	27	186,121
Kewpie Corporation (Consumer Staples, Food Products)	8,300	186,198
Kikkoman Corporation (Consumer Staples, Food Products)	12,500	519,656
Kinden Corporation (Industrials, Construction & Engineering)	9,400	144,862
Kintetsu Corporation (Industrials, Road & Rail)	12,500	599,825
Kirin Brewery Company Limited (Consumer Staples, Beverages)	57,000	1,238,730
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	3,700	275,882

8

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Japan (continued)
Kobe Steel Limited (Materials, Metals & Mining)	22,500	$139,736
Koito Manufacturing Company Limited (Consumer Discretionary, Auto Components)	7,600	353,472
Komatsu Limited (Industrials, Machinery)	58,600	1,306,759
Konami Holdings Corporation (Communication Services, Entertainment)	6,500	307,110
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	30,200	266,983
Kuraray Company Limited (Materials, Chemicals)	21,600	248,361
Kurita Water Industries Limited (Industrials, Machinery)	6,900	166,125
Kyowa Exeo Corporation (Industrials, Construction & Engineering)	5,800	136,644
Kyudenko Corporation (Industrials, Construction & Engineering)	4,100	116,532
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	32,000	316,264
Kyushu Financial Group Incorporated (Financials, Banks)	28,800	114,015
Kyushu Railway Company (Industrials, Road & Rail)	10,100	301,979
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	3,200	149,716
Lion Corporation (Consumer Staples, Household Products)	19,100	370,843
LIXIL Group Corporation (Industrials, Building Products)	16,800	215,804
M3 Incorporated (Health Care, Health Care Technology)	27,200	515,059
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	3,900	130,642
Makita Corporation (Industrials, Machinery)	17,100	601,218
Marubeni Corporation (Industrials, Trading Companies & Distributors)	109,900	693,080
Marui Group Company Limited (Consumer Discretionary, Multiline Retail)	14,900	311,296
Maruichi Steel Tube Limited (Materials, Metals & Mining)	5,100	133,895
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	6,600	195,201
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	35,000	342,846
Mebuki Financial Group Incorporated (Financials, Banks)	67,000	168,791
MediPal Holdings Corporation (Health Care, Health Care Providers & Services)	14,300	310,241
Meiji Holdings Company Limited (Consumer Staples, Food Products)	9,500	667,143
Minebea Company Limited (Industrials, Machinery)	24,200	356,418
Misumi Group Incorporated (Industrials, Machinery)	17,500	413,579
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	88,100	578,282
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	97,000	2,535,883
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	123,400	1,549,261
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	13,000	162,552
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	20,500	901,043
Mitsubishi Logistics Corporation (Industrials, Transportation Infrastructure)	5,200	139,351
Mitsubishi Materials Corporation (Materials, Metals & Mining)	7,900	206,531
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)	42,400	200,330
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	33,900	169,555
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	108,700	1,682,685
Mitsui Chemicals Incorporated (Materials, Chemicals)	12,500	275,343
Mitsui OSK Lines Limited (Industrials, Marine)	6,900	147,468
Miura Company Limited (Industrials, Machinery)	6,900	214,899
MonotaRO Company Limited (Industrials, Trading Companies & Distributors)	9,400	201,333
Morinaga & Company Limited (Consumer Staples, Food Products)	3,600	163,115
Nabtesco Corporation (Industrials, Machinery)	7,600	192,516
Nagase & Company Limited (Industrials, Trading Companies & Distributors)	7,400	108,304
Nagoya Railroad Company Limited (Industrials, Road & Rail)	12,600	348,589
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	7,500	196,419
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	15,900	590,574
Nexon Company Limited (Communication Services, Entertainment) †	30,800	459,591
NGK Insulators Limited (Industrials, Machinery)	18,900	257,081
NGK Spark Plug Company Limited (Consumer Discretionary, Auto Components)	12,300	216,909
NH Foods Limited (Consumer Staples, Food Products)	6,500	263,323
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	12,800	94,259
Nichirei Corporation (Consumer Staples, Food Products)	9,200	225,320
Nifco Incorporated (Consumer Discretionary, Auto Components)	5,600	140,820
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	5,700	164,375
Nikon Corporation (Consumer Discretionary, Household Durables)	25,300	346,937
Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	31	163,918
Nippon Building Fund Incorporated (Real Estate, Equity REITs)	92	629,945
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,100	123,023
Nippon Kayaku Company Limited (Materials, Chemicals)	10,600	122,468
Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	7,200	123,715
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	115	250,556
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	4,600	319,217
Nippon Shokubai Company Limited (Materials, Chemicals)	2,300	138,384

9

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	71,800	$3,224,093
Nippon Television Network Corporation (Communication Services, Media)	12,100	174,077
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	10,100	153,133
Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	5,200	113,775
Nissan Chemical Industries Limited (Materials, Chemicals)	9,300	395,635
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	18,400	428,566
Nissin Food Products Company Limited (Consumer Staples, Food Products)	5,200	315,748
NOF Corporation (Materials, Chemicals)	5,300	191,478
NOK Corporation (Consumer Discretionary, Auto Components)	7,300	93,974
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	8,400	173,170
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	276	428,906
NSK Limited (Industrials, Machinery)	30,300	244,100
NTN Corporation (Industrials, Machinery)	30,900	81,552
NTT Data Corporation (Information Technology, IT Services)	39,300	471,462
Obayashi Corporation (Industrials, Construction & Engineering)	47,900	441,141
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	23,300	576,238
Oji Holdings Corporation (Materials, Paper & Forest Products)	63,500	330,494
Oracle Corporation (Japan) (Information Technology, Software)	2,000	140,082
ORIX Corporation (Financials, Diversified Financial Services)	81,000	1,147,372
ORIX JREIT Incorporated (Real Estate, Equity REITs)	172	308,875
Osaka Gas Company Limited (Utilities, Gas Utilities)	27,400	487,240
OSG Corporation (Industrials, Machinery)	5,900	111,885
Otsuka Corporation (Information Technology, IT Services)	8,000	311,171
Pan Pacific International Holdings (Consumer Discretionary, Multiline Retail)	9,100	564,315
Park24 Company Limited (Industrials, Commercial Services & Supplies)	8,100	152,485
Pigeon Corporation (Consumer Staples, Household Products)	7,900	301,449
Rakuten Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	52,700	551,973
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	7,700	206,773
Renesas Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	58,200	265,852
Rengo Company Limited (Materials, Containers & Packaging)	16,400	131,061
Resona Holdings Incorporated (Financials, Banks)	153,300	650,604
Rohto Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	7,200	196,669
Sankyu Incorporated (Industrials, Road & Rail)	4,000	203,018
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	25,800	372,126
Sanwa Holdings Corporation (Industrials, Building Products)	14,500	145,181
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,800	144,438
SBI Holdings Incorporated (Financials, Capital Markets)	14,800	342,941
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,700	93,185
SCSK Corporation (Information Technology, IT Services)	3,300	159,876
Secom Company Limited (Industrials, Commercial Services & Supplies)	13,700	1,174,358
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	19,300	323,789
Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	20,200	298,251
SEINO Holdings Company Limited (Industrials, Road & Rail)	11,300	144,111
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	29,100	428,853
Sekisui House REIT incorporated (Real Estate, Equity REITs)	224	167,641
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	54,700	1,850,507
Seven Bank Limited (Financials, Banks)	50,400	129,296
SG Holdings Company Limited (Industrials, Air Freight & Logistics)	17,600	477,660
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	13,900	126,859
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	17,000	426,863
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	1,700	130,208
Shimizu Corporation (Industrials, Construction & Engineering)	47,400	387,108
Shinsei Bank Limited (Financials, Banks)	11,100	158,052
Shionogi & Company Limited (Health Care, Pharmaceuticals)	20,000	1,096,295
Shizuoka Bank Limited (Financials, Banks)	38,100	302,367
Showa Denko KK (Materials, Chemicals)	9,100	250,835
Skylark Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,100	214,163
SoftBank Group Corporation (Communication Services, Wireless Telecommunication Services)	52,600	4,975,315
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	5,600	271,305
Sojitz Corporation (Industrials, Trading Companies & Distributors)	81,900	263,767
Sony Financial Holdings Incorporated (Financials, Insurance)	8,800	195,547
Sotetsu Holdings Incorporated (Industrials, Road & Rail)	6,100	170,000
Square Enix Company Limited (Communication Services, Entertainment)	6,300	222,373
Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	2,700	122,959
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	13,000	144,318
Sumitomo Chemical Company Limited (Materials, Chemicals)	101,000	438,057

10

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Japan (continued)
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	73,100	$1,058,066
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	11,400	234,491
Sumitomo Electric Industries Limited (Industrials, Electrical Equipment)	48,800	590,608
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	10,800	122,885
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,900	219,356
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	24,500	900,960
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	11,300	125,550
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	5,200	130,618
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	8,000	333,318
Suzuken Company Limited (Health Care, Health Care Providers & Services)	5,600	345,720
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	28,100	1,337,515
Taiheiyo Cement Corporation (Materials, Construction Materials)	7,600	225,128
Taisei Corporation (Industrials, Construction & Engineering)	15,300	559,816
Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	3,600	295,335
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	12,800	240,491
Taiyo Yuden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,300	134,460
Takara Holdings Incorporated (Consumer Staples, Beverages)	13,500	146,380
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	11,700	124,272
TechnoPro Holdings Incorporated (Industrials, Professional Services)	2,400	123,582
Teijin Limited (Materials, Chemicals)	11,900	194,700
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	45,100	1,285,182
The Chugoku Bank Limited (Financials, Banks)	11,900	112,230
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	19,800	248,311
The Gunma Bank Limited (Financials, Banks)	25,700	91,307
The Hachijuni Bank Limited (Financials, Banks)	30,900	129,172
The Hiroshima Bank Limited (Financials, Banks)	19,000	97,661
The Iyo Bank Limited (Financials, Banks)	19,800	102,138
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	8,200	137,266
THK Company Limited (Industrials, Machinery)	7,500	154,132
TIS Incorporated (Information Technology, IT Services)	5,400	269,091
Toda Corporation (Industrials, Construction & Engineering)	18,200	100,603
Toho Company Limited Tokyo (Communication Services, Entertainment)	8,700	374,124
Toho Gas Company Limited (Utilities, Gas Utilities)	7,100	277,147
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	32,900	336,393
Tokai Carbon Company Limited (Materials, Chemicals)	13,000	125,123
Tokio Marine Holdings Incorporated (Financials, Insurance)	43,800	2,183,028
Tokuyama Corporation (Materials, Chemicals)	4,000	89,328
Tokyo Broadcasting System Incorporated (Communication Services, Media)	10,300	171,659
Tokyo Century Corporation (Financials, Diversified Financial Services)	3,200	129,931
Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities) †	113,600	584,956
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	9,400	1,282,942
Tokyo Gas Company Limited (Utilities, Gas Utilities)	25,400	632,275
Tokyo Tatemono Company Limited (Real Estate, Real Estate Management & Development)	14,000	146,376
Tokyu Corporation (Industrials, Road & Rail)	39,900	709,153
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	19,300	282,469
Toray Industries Incorporated (Materials, Chemicals)	96,700	666,500
Toshiba Corporation (Industrials, Industrial Conglomerates)	29,000	923,269
Tosoh Corporation (Materials, Chemicals)	19,100	242,881
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	10,900	206,805
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	6,400	250,413
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	14,600	422,378
Tsumura & Company (Health Care, Pharmaceuticals)	4,800	133,992
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	2,800	225,054
UBE Industries Limited (Materials, Chemicals)	6,400	122,903
ULVAC Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,600	74,738
Unicharm Corporation (Consumer Staples, Household Products)	30,100	905,236
United Urban Investment Corporation (Real Estate, Equity REITs)	190	313,847
USS Company Limited (Consumer Discretionary, Specialty Retail)	15,900	302,696
Wacoal Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,100	102,230
Welcia Holdings Company Limiited (Consumer Staples, Food & Staples Retailing)	3,100	108,993
West Japan Railway Company (Industrials, Road & Rail)	12,300	964,795
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	44,100	206,735
Yamaguchi Financial Group (Financials, Banks)	16,300	121,086
Yamaha Corporation (Consumer Discretionary, Leisure Products)	10,400	468,823
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	18,500	318,050
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	26,200	532,148
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	12,000	180,612

11

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Japan (continued)
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	16,200	$315,882
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	3,500	134,361
Zensho Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,600	137,341
Zeon Corporation (Materials, Chemicals)	11,900	112,669
ZOZO Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	14,700	253,399
		140,453,906

Luxembourg : 0.28%
Aroundtown SA (Real Estate, Real Estate Management & Development)	48,326	410,412
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	49,599	221,162
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	695	316,158
RTL Group SA (Communication Services, Media)	2,332	111,711
SES SA (Communication Services, Media)	21,752	328,539
Subsea 7 SA (Energy, Energy Equipment & Services)	15,259	169,717
Tenaris SA (Energy, Energy Equipment & Services)	29,426	346,813
		1,904,512

Malta : 0.02%
Kindred Group plc SDR (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,249	111,151

Netherlands : 2.78%
Aalberts Industries NV (Industrials, Machinery)	5,681	187,286
ABN AMRO Group NV (Financials, Banks) 144A	28,363	600,128
Adyen NV (Information Technology, IT Services) †144A	897	722,302
Aegon NV (Financials, Insurance)	109,596	501,494
Argenx SE (Health Care, Biotechnology) †	2,431	300,910
ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	2,468	144,418
ASR Nederland NV (Financials, Insurance)	8,343	316,520
CNH Industrial NV (Industrials, Machinery)	59,461	517,997
Euronext NV (Financials, Capital Markets) 144A	3,238	230,424
Exor NV (Financials, Diversified Financial Services)	6,946	436,252
Heineken Holding NV (Consumer Staples, Beverages)	6,214	615,059
Heineken NV (Consumer Staples, Beverages)	14,735	1,547,682
IMCD Group NV (Industrials, Trading Companies & Distributors)	3,027	247,027
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	75,133	1,690,028
Koninklijke DSM NV (Materials, Chemicals)	10,912	1,228,786
Koninklijke KPN NV (Communication Services, Diversified Telecommunication Services)	214,943	657,458
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	4,175	171,173
NN Group NV (Financials, Insurance)	20,895	794,124
Qiagen NV (Health Care, Life Sciences Tools & Services) †	14,510	553,728
Randstad Holdings NV (Industrials, Professional Services)	6,845	353,286
SBM Offshore NV (Energy, Energy Equipment & Services)	10,793	190,929
Signify NV (Industrials, Eletrical Equipment) 144A	5,421	145,103
Takeaway.com NV (Consumer Discretionary, Internet & Direct Marketing Retail) †144A	2,046	181,027
Unilever NV (Consumer Staples, Personal Products)	90,641	5,468,018
Wolters Kluwer NV (Communication Services, Media)	16,445	1,148,956
		18,950,115

New Zealand : 0.37%
A2 Milk Company Limited (Consumer Staples, Food Products) †	45,613	471,472
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	57,796	331,406
Contact Energy Limited (Utilities, Electric Utilities)	45,794	220,794
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	36,251	365,217
Fletcher Building Limited (Materials, Construction Materials)	54,357	186,692
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	79,995	221,891
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	27,629	209,307
Spark New Zealand Limited (Communication Services, Diversified Telecommunication Services)	122,388	305,453
Xero Limited (Information Technology, Software) †	5,550	230,271
		2,542,503

12

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Norway : 0.82%
Den Norske Bank ASA (Financials, Banks)	55,465	$940,504
Equinor ASA (Energy, Oil, Gas & Consumable Fuels)	66,409	1,272,529
Gjensidige Forsikring ASA (Financials, Insurance)	11,008	214,394
Mowi ASA (Consumer Staples, Food Products)	27,387	635,255
Norsk Hydro ASA (Materials, Metals & Mining)	79,986	279,851
Salmar ASA (Consumer Staples, Food Products)	3,362	153,662
Schibsted ASA Class A (Communication Services, Media)	6,740	177,901
Storebrand ASA (Financials, Insurance)	28,171	203,951
Telenor ASA (Communication Services, Diversified Telecommunication Services)	42,536	874,856
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	6,066	152,002
Tomra Systems ASA (Industrials, Commercial Services & Supplies)	6,492	195,241
Yara International ASA (Materials, Chemicals)	10,577	454,300
		5,554,446

Poland : 0.38%
Bank Pekao SA (Financials, Banks)	9,779	271,093
Bank Zachodni WBK SA (Financials, Banks)	1,926	183,520
CD Projekt SA (Communication Services, Entertainment)	3,852	208,846
KGHM Polska Miedz SA (Materials, Metals & Mining) †	8,436	209,101
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	77	147,362
PKO Bank Polski SA (Financials, Banks)	53,895	552,632
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	18,905	477,373
Polskie Gornictwo Naftowe Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	99,559	145,467
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	34,514	373,083
		2,568,477

Portugal : 0.10%
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	30,401	457,814
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	14,268	217,176
		674,990

Singapore : 1.53%
Ascendas REIT (Real Estate, Equity REITs)	153,900	327,137
CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	158,200	222,265
CapitaLand Limited (Real Estate, Real Estate Management & Development)	165,563	388,085
CapitaLand Mall Trust (Real Estate, Equity REITs)	163,000	285,965
City Developments Limited (Real Estate, Real Estate Management & Development)	28,975	173,382
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	131,437	235,375
DBS Group Holdings Limited (Financials, Banks)	103,813	1,835,639
Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	379,724	240,489
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	5,777	142,017
Mapletree Commercial Trust (Real Estate, Equity REITs)	117,000	162,677
Mapletree Logistics Trust (Real Estate, Equity REITs)	152,500	162,081
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	223,096	1,716,623
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	52,200	91,579
Singapore Airlines Limited (Industrials, Airlines)	32,400	214,868
Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	37,900	139,880
Singapore Exchange Limited (Financials, Capital Markets)	50,674	272,239
Singapore Press Holdings Limited (Communication Services, Media)	96,400	164,211
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	85,769	244,127
Singapore Telecommunications Limited (Communication Services, Diversified Telecommunication Services)	428,565	998,332
Suntec REIT (Real Estate, Equity REITs)	136,300	180,582
United Overseas Bank Limited (Financials, Banks)	83,686	1,431,623
UOL Group Limited (Real Estate, Real Estate Management & Development)	28,473	140,116
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	15,800	173,792
Wilmar International Limited (Consumer Staples, Food Products)	153,785	368,314
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	129,400	129,051
		10,440,449

South Africa : 0.05%
Old Mutual Limited (Financials, Insurance)	250,677	361,857

13

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
Spain : 2.26%
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	16,583	$683,598
Aena SA (Industrials, Transportation Infrastructure) 144A	4,410	812,401
Amadeus IT Holding SA Class A (Information Technology, IT Services)	28,133	2,148,471
Bankia SA (Financials, Banks)	75,284	190,410
Bankinter SA (Financials, Banks)	38,724	280,242
Bolsas y Mercados Espanoles (Financials, Capital Markets)	4,477	117,535
Enagás SA (Energy, Oil, Gas & Consumable Fuels)	13,961	382,115
Endesa SA (Utilities, Electric Utilities)	19,861	495,008
Gas Natural SDG SA (Utilities, Gas Utilities)	21,015	599,365
Grifols SA (Health Care, Biotechnology)	18,765	481,737
Iberdrola SA (Utilities, Electric Utilities)	366,121	3,400,526
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	67,922	1,824,891
Inmobiliaria Colonial Socimi SA (Real Estate, Equity REITs)	15,194	168,212
International Consolidated Airlines Group SA (Industrials, Airlines)	58,984	336,388
Mapfre SA (Financials, Insurance)	59,174	173,727
Merlin Properties Socimi SA (Real Estate, Equity REITs)	22,261	296,188
Red Eléctrica de Espana SA (Utilities, Electric Utilities)	26,757	568,837
Telefonica SA (Communication Services, Diversified Telecommunication Services)	289,792	2,323,814
Viscofan SA (Consumer Staples, Food Products)	2,326	120,830
		15,404,295

Sweden : 2.75%
AAK AB (Consumer Staples, Food Products)	10,657	184,125
Alfa Laval AB (Industrials, Machinery)	18,378	377,677
Atlas Copco AB Class A (Industrials, Machinery)	37,601	1,014,304
Boliden AB (Materials, Metals & Mining)	16,460	375,305
Boliden AB (Materials, Metals & Mining) †(a)	16,460	7,374
Castellum AB (Real Estate, Real Estate Management & Development)	16,213	308,061
Dometic Group AB (Consumer Discretionary, Auto Components) 144A	17,413	158,851
Electrolux AB Class B (Consumer Discretionary, Household Durables)	15,137	329,183
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	24,889	323,759
Epiroc AB Class A (Industrials, Machinery)	38,977	363,458
Ericsson LM Class B (Information Technology, Communications Equipment)	181,504	1,750,294
Essity Aktiebolag AB (Consumer Staples, Household Products)	40,215	1,180,625
Fabege AB (Real Estate, Real Estate Management & Development)	17,196	258,219
Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development) †	6,399	207,895
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	13,272	180,128
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	48,296	722,933
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components)	16,584	771,475
Hexpol AB (Materials, Chemicals)	14,933	108,380
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	24,819	207,523
ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	5,051	201,424
Industrivarden AB Class A (Financials, Diversified Financial Services)	10,157	209,641
Investor AB Class B (Financials, Diversified Financial Services)	28,622	1,237,941
Loomis AB Class B (Industrials, Commercial Services & Supplies)	4,601	148,995
Lundbergforetagen AB Class B (Financials, Diversified Financial Services)	4,449	146,324
Nibe Industrier AB Class B (Industrials, Building Products)	20,189	254,427
Saab AB Class B (Industrials, Aerospace & Defense)	5,587	159,016
Sandvik AB (Industrials, Machinery)	63,507	981,084
Securitas AB (Industrials, Commercial Services & Supplies)	18,765	311,055
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	90,892	807,320
Skanska AB Class B (Industrials, Construction & Engineering)	22,686	371,866
SKF AB Class B (Industrials, Machinery)	21,952	341,322
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	36,373	278,441
Svenska Handelsbanken AB Class A (Financials, Banks)	89,646	883,759
Swedbank AB Class A (Financials, Banks)	52,770	755,971
Swedish Orphan Biovitrum AB (Health Care, Biotechnology) †	11,725	209,004
Tele2 AB Class B (Communication Services, Wireless Telecommunication Services)	30,816	425,870
Telia Company AB (Communication Services, Diversified Telecommunication Services)	172,936	724,456
Volvo AB Class B (Industrials, Machinery)	104,080	1,456,466
		18,733,951

Switzerland : 8.27%
ABB Limited (Industrials, Electrical Equipment)	109,961	2,018,011
Adecco SA (Industrials, Professional Services)	9,861	531,632
Baloise Holding AG (Financials, Insurance)	2,962	492,853

14

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Switzerland (continued)
Barry Callebaut AG (Consumer Staples, Food Products)	129	$253,426
BB Biotech AG (Health Care, Biotechnology)	42,018	2,790,708
Bucher Industries AG (Industrials, Machinery)	399	124,572
Cembra Money Bank AG (Financials, Consumer Finance)	1,714	153,896
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	7	524,345
Clariant AG (Materials, Chemicals)	12,311	224,334
Coca-Cola HBC AG (Consumer Staples, Beverages)	12,482	450,056
Dksh Holding AG (Industrials, Professional Services)	1,883	115,096
EMS-Chemie Holdings AG (Materials, Chemicals)	487	291,835
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	1,224	206,598
Galenica AG (Health Care, Pharmaceuticals)	3,076	148,201
Geberit AG (Industrials, Building Products)	2,305	1,017,308
Georg Fischer AG (Industrials, Machinery)	242	205,202
Givaudan SA (Materials, Chemicals)	503	1,331,788
Helvetia Holding AG (Financials, Insurance)	1,960	241,171
Julius Baer Group Limited (Financials, Capital Markets)	12,919	511,857
Kuehne & Nagel International AG (Industrials, Marine)	3,495	464,778
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	10,571	386,204
Lonza Group AG (Health Care, Life Sciences Tools & Services)	4,743	1,460,915
Nestle SA (Consumer Staples, Food Products)	189,320	18,823,277
Pargesa Holding SA (Financials, Diversified Financial Services)	2,326	172,258
Partners Group Holding AG (Financials, Capital Markets)	1,361	955,589
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	2,582	289,339
Roche Holding AG (Health Care, Pharmaceuticals)	44,811	11,775,055
Schindler Holding AG - Participation Certificate (Industrials, Machinery)	2,449	516,583
SGS SA (Industrials, Professional Services)	314	794,996
Sika AG (Materials, Chemicals)	7,712	1,146,883
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	3,383	753,805
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	703	578,830
Sunrise Communications Group AG (Communication Services, Diversified Telecommunication Services) 144A	1,944	135,036
Swiss Life Holding AG (Financials, Insurance)	2,056	935,750
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	4,997	407,246
Swisscom AG (Communication Services, Diversified Telecommunication Services)	1,653	791,789
Tecan Group AG (Health Care, Life Sciences Tools & Services)	758	181,844
Temenos Group AG (Information Technology, Software)	3,766	655,970
VAT Group AG (Industrials, Machinery) 144A	1,599	172,716
Zurich Insurance Group AG (Financials, Insurance)	9,902	3,212,154
		56,243,906

Thailand : 0.08%
Thai Beverage PCL (Consumer Staples, Beverages)	873,700	515,176

United Kingdom : 14.86%
3i Group plc (Financials, Capital Markets)	56,775	754,384
Admiral Group plc (Financials, Insurance)	14,400	375,391
Aggreko plc (Industrials, Commercial Services & Supplies)	15,098	147,815
Ashtead Group plc (Industrials, Trading Companies & Distributors)	26,999	636,589
Associated British Foods plc (Consumer Staples, Food Products)	21,662	675,891
AstraZeneca plc (Health Care, Pharmaceuticals)	79,343	5,851,045
Auto Trader Group plc (Communication Services, Interactive Media & Services) 144A	54,997	416,762
BAE Systems plc (Industrials, Aerospace & Defense)	186,460	1,066,452
Balfour Beatty plc (Industrials, Construction & Engineering)	43,061	129,349
Barratt Developments plc (Consumer Discretionary, Household Durables)	58,997	416,195
BBA Aviation plc (Industrials, Transportation Infrastructure)	54,110	178,136
Beazley plc (Financials, Insurance)	32,261	228,401
Bellway plc (Consumer Discretionary, Household Durables)	7,295	252,794
BHP Group plc (Materials, Metals & Mining)	126,738	2,859,437
British American Tobacco plc (Consumer Staples, Tobacco)	143,597	5,010,572
Britvic plc (Consumer Staples, Beverages)	16,415	184,699
BT Group plc (Communication Services, Diversified Telecommunication Services)	554,810	1,359,068
BTG plc (Health Care, Pharmaceuticals) †	20,959	220,856
Bunzl plc (Industrials, Trading Companies & Distributors)	21,128	564,939
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	25,768	552,183
Capita plc (Industrials, Professional Services) †	105,388	149,425
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,837	486,264

15

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

Security name	Shares	Value
United Kingdom (continued)
Centrica plc (Utilities, Multi-Utilities)	406,615	$480,752
Cineworld Group plc (Communication Services, Entertainment)	60,604	227,021
Close Brothers Group plc (Financials, Capital Markets)	8,940	155,521
Cobham plc (Industrials, Aerospace & Defense) †	146,677	184,991
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	99,025	2,241,569
ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	85,577	150,980
Croda International plc (Materials, Chemicals)	8,185	524,638
Daily Maill & General Trust plc (Communication Services, Media)	16,674	157,047
Dechra Pharmaceuticals plc (Health Care, Pharmaceuticals)	6,580	226,936
Derwent Valley Holdings plc (Real Estate, Equity REITs)	6,372	259,074
Diageo plc (Consumer Staples, Beverages)	149,029	6,265,570
Direct Line Insurance Group plc (Financials, Insurance)	88,350	353,519
DS Smith plc (Materials, Containers & Packaging)	81,416	325,259
easyJet plc (Industrials, Airlines)	11,933	131,432
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	25,617	196,844
EVRAZ plc (Materials, Metals & Mining)	32,588	242,252
Experian Group Limited plc (Industrials, Professional Services)	53,851	1,625,096
Ferguson plc (Industrials, Trading Companies & Distributors)	13,066	846,417
G4S plc (Industrials, Commercial Services & Supplies)	80,655	213,419
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	311,864	6,020,563
Great Portland Estates plc (Real Estate, Equity REITs)	14,889	135,340
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,328	155,947
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	22,761	522,565
Hargreaves Lansdown plc (Financials, Capital Markets)	14,970	428,859
Hays plc (Industrials, Professional Services)	87,615	164,379
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	7,856	156,925
Hiscox Limited (Financials, Insurance)	18,496	382,555
HomeServe plc (Industrials, Commercial Services & Supplies)	16,739	255,217
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	34,813	221,118
IG Group Holdings plc (Financials, Capital Markets)	23,133	160,034
IMI plc (Industrials, Machinery)	17,435	199,702
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	59,961	1,451,679
Inchcape plc (Consumer Discretionary, Distributors)	24,896	184,442
Informa plc (Communication Services, Media)	77,220	758,159
Inmarsat plc (Communication Services, Diversified Telecommunication Services)	28,976	200,089
Intermediate Capital Group (Financials, Capital Markets)	17,223	286,113
Intertek Group plc (Industrials, Professional Services)	9,779	654,750
Investec plc (Financials, Capital Markets)	36,189	210,962
ITV plc (Communication Services, Media)	249,571	338,395
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	104,914	265,408
John Wood Group plc (Energy, Energy Equipment & Services)	41,179	203,661
Johnson Matthey plc (Materials, Chemicals)	11,751	459,651
Jupiter Fund Management plc (Financials, Capital Markets)	27,028	125,746
Just Eat plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	38,896	296,029
Kingfisher plc (Consumer Discretionary, Specialty Retail)	124,539	336,782
Legal & General Group plc (Financials, Insurance)	354,174	1,148,963
Lloyds Banking Group plc (Financials, Banks)	4,293,790	3,108,315
London Stock Exchange Group plc (Financials, Capital Markets)	19,177	1,281,080
Man Group Plc/jersey (Financials, Capital Markets)	93,467	172,853
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	100,334	285,660
Meggitt plc (Industrials, Aerospace & Defense)	46,911	290,961
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	45,023	215,785
Micro Focus International plc (Information Technology, Software)	22,068	534,777
Mondi plc (Materials, Paper & Forest Products)	20,651	428,172
National Grid plc (Utilities, Multi-Utilities)	215,400	2,158,948
Next plc (Consumer Discretionary, Multiline Retail)	8,288	603,748
NMC Health plc (Health Care, Health Care Providers & Services)	5,462	155,577
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	35,756	539,968
Pearson plc (Communication Services, Media)	48,203	479,603
Pennon Group plc (Utilities, Water Utilities)	26,252	243,409
Persimmon plc (Consumer Discretionary, Household Durables)	18,674	464,381
Phoenix Group Holdings plc (Financials, Insurance)	43,381	368,061
Polymetal International plc (Materials, Metals & Mining)	22,437	241,111
Quilter plc (Financials, Capital Markets)	102,578	171,520
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	48,220	3,869,875
RELX plc (Industrials, Professional Services)	122,416	2,851,534
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	111,935	530,677
Rightmove plc (Communication Services, Interactive Media & Services)	53,824	393,720
Rio Tinto plc (Materials, Metals & Mining)	64,284	3,686,860

16

Wells Fargo Factor Enhanced International Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name			Shares	Value
United Kingdom (continued)
Rolls Royce Holdings plc (Redemption Shares) (Industrials, Aerospace & Defense) †(a)			8,871,947	$11,216
Rotork plc (Industrials, Machinery)			50,771	184,538
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			265,517	8,263,897
Royal Mail plc (Industrials, Air Freight & Logistics)			55,113	142,976
RPC Group plc (Materials, Containers & Packaging)			24,953	248,968
Schroders plc (Financials, Capital Markets)			6,435	237,474
Segro plc (Real Estate, Equity REITs)			61,456	542,005
Severn Trent plc (Utilities, Water Utilities)			14,936	375,768
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)			54,409	1,144,608
Smiths Group plc (Industrials, Industrial Conglomerates)			23,302	424,365
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)			7,139	224,012
Spirax-Sarco Engineering plc (Industrials, Machinery)			4,193	443,164
SSE plc (Utilities, Electric Utilities)			66,224	902,960
SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			26,758	226,653
Tate & Lyle plc (Consumer Staples, Food Products)			28,298	258,372
Taylor Wimpey plc (Consumer Discretionary, Household Durables)			186,257	389,123
TechnipFMC plc - BATS Exchange (Energy, Energy Equipment & Services)			26,830	563,495
Tesco plc (Consumer Staples, Food & Staples Retailing)			568,244	1,626,462
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			7,536	333,077
The Sage Group plc (Information Technology, Software)			68,215	644,219
The Unite Group plc (Real Estate, Equity REITs)			16,034	192,473
Travis Perkins plc (Industrials, Trading Companies & Distributors)			15,491	241,281
Tritax Big Box REIT plc (Real Estate, Equity REITs)			100,458	188,220
Unilever plc (Consumer Staples, Personal Products)			73,136	4,472,395
United Utilities Group plc (Utilities, Water Utilities)			41,241	415,756
Victrex plc (Materials, Chemicals)			4,917	123,518
WH Smith plc (Consumer Discretionary, Specialty Retail)			6,430	159,493
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			12,678	742,104
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			149,410	371,833
WPP plc (Communication Services, Media)			72,559	863,388
				101,083,425

Total Common Stocks (Cost $640,955,500)				641,618,641

	Dividend yield
Preferred Stocks : 0.48%
Germany : 0.48%
Fuchs Petrolub SE (Materials, Chemicals)	2.43%		4,261	166,321
Henkel AG & Company KGaA (Consumer Staples, Household Products)	2.02		11,251	1,027,897
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	0.33		2,056	390,466
Volkswagen AG (Consumer Discretionary, Automobiles)	3.12		10,616	1,654,423
Total Preferred Stocks (Cost $3,742,647)				3,239,107

		Expiration date
Rights : 0.00%
United Kingdom : 0.00%
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)†		6-7-2019	20,066	9,894

Total Rights (Cost $0)				9,894

	Yield
Short-Term Investments : 3.67%
Investment Companies : 3.67%
Wells Fargo Government Money Market Fund Select Class (I)(u)	2.30%		24,994,564	24,994,564

Total Short-Term Investments (Cost $24,994,564)				$24,994,564

17

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced International Portfolio

		Value
Total investments in securities (Cost $669,692,711)	98.45%	669,862,206
Other assets and liabilities, net	1.55	10,538,842

Total net assets	100.00%	$680,401,048

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT                 Real estate investment trust

SDR                 Swedish depositary receipt

18

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	339	6-21-2019	$31,295,770	$30,813,405	$0	$(482,365)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same advisor or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	25,160,866	18,025,575	18,191,877	24,994,564	$24,994,564	3.67%

Wells Fargo Factor Enhanced International Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2019, such fair value pricing was used pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit	risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$64,605,160	$171,001	$0	$64,776,161
Austria	1,721,712	0	0	1,721,712
Belgium	3,510,960	0	0	3,510,960
Cambodia	123,573	0	0	123,573
Canada	64,720,750	1,288,775	0	66,009,525
China	757,317	0	0	757,317
Denmark	1,087,259	12,979,349	0	14,066,608
Finland	8,437,993	0	0	8,437,993
France	36,328,645	0	0	36,328,645
Germany	33,132,691	0	0	33,132,691
Hong Kong	21,816,992	0	0	21,816,992
Ireland	10,842,107	0	0	10,842,107
Italy	4,551,198	0	0	4,551,198
Japan	140,453,906	0	0	140,453,906
Luxembourg	1,904,512	0	0	1,904,512
Malta	111,151	0	0	111,151
Netherlands	18,950,115	0	0	18,950,115
New Zealand	2,542,503	0	0	2,542,503
Norway	5,554,446	0	0	5,554,446
Poland	2,568,477	0	0	2,568,477
Portugal	674,990	0	0	674,990
Singapore	10,440,449	0	0	10,440,449
South Africa	361,857	0	0	361,857
Spain	15,404,295	0	0	15,404,295
Sweden	18,726,577	7,374	0	18,733,951
Switzerland	56,243,906	0	0	56,243,906
Thailand	515,176	0	0	515,176
United Kingdom	101,072,209	11,216	0	101,083,425

Preferred stocks
Germany	3,239,107	0	0	3,239,107
Rights
United Kingdom	0	9,894	0	9,894
Short-term investments
Investment companies	24,994,564	0	0	24,994,564

Total assets	$655,394,597	$14,467,609	$0	$669,862,206

Liabilities
Futures contracts	$482,365	$0	$0	$482,365

Total liabilities	$482,365	$0	$0	$482,365

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2019, the Portfolio had segregated $3,474,972 as cash collateral for these open futures contracts.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 97.48%
Communication Services : 9.21%
Diversified Telecommunication Services : 3.00%
AT&T Incorporated	518,492	$15,855,485
CenturyLink Incorporated	81,601	852,730
Verizon Communications Incorporated	305,144	16,584,576
Zayo Group Holdings Incorporated †	15,568	509,074
		33,801,865

Entertainment : 1.40%
Cinemark Holdings Incorporated	6,516	247,543
Live Nation Incorporated †	9,574	582,291
The Madison Square Garden Company Class A †	1,259	372,463
The Walt Disney Company	103,276	13,636,563
Viacom Incorporated Class B	25,602	743,226
World Wrestling Entertainment Incorporated Class A	2,788	202,799
		15,784,885

Interactive Media & Services : 2.32%
Alphabet Incorporated Class A †	21,794	24,115,061
IAC Corporation †	5,228	1,154,604
TripAdvisor Incorporated †	7,549	319,096
Yelp Incorporated †	5,327	163,699
Zillow Group Incorporated Class C †	7,486	322,048
		26,074,508

Media : 2.30%
Altice USA Incorporated	22,770	534,867
Cable One Incorporated	323	360,807
CBS Corporation Class B	25,985	1,254,556
Charter Communications Incorporated Class A †	12,246	4,614,293
Comcast Corporation Class A	340,078	13,943,198
Discovery Communications Incorporated Class A †	11,235	306,266
DISH Network Corporation Class A †	15,376	555,227
Fox Corporation Class A	27,911	983,305
Interpublic Group of Companies Incorporated	25,585	542,914
News Corporation Class A	26,135	297,678
Nexstar Media Group Incorporated Class A	2,800	280,420
Omnicom Group Incorporated	15,136	1,170,921
Sirius XM Holdings Incorporated	76,881	408,238
The New York Times Company Class A	10,962	348,811
Tribune Media Company Class A	4,655	215,527
		25,817,028

Wireless Telecommunication Services : 0.19%
Sprint Corporation †	44,100	302,967
T-Mobile US Incorporated †	22,568	1,657,394
Telephone & Data Systems Incorporated	7,273	209,535
		2,169,896

Consumer Discretionary : 9.22%
Auto Components : 0.13%
Adient plc	8,293	143,137
Gentex Corporation	20,264	432,839
Lear Corporation	5,047	600,744
The Goodyear Tire & Rubber Company	17,704	237,411
		1,414,131

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Automobiles : 0.60%
Ford Motor Company	303,500	$2,889,320
General Motors Company	94,907	3,164,199
Harley-Davidson Incorporated	14,024	458,865
Thor Industries Incorporated	4,243	219,109
		6,731,493

Distributors : 0.19%
Genuine Parts Company	10,427	1,031,230
LKQ Corporation †	22,942	588,462
Pool Corporation	2,923	525,497
		2,145,189

Diversified Consumer Services : 0.23%
Bright Horizons Family Solutions Incorporated †	4,238	580,860
Grand Canyon Education Incorporated †	3,790	454,269
H&R Block Incorporated	13,752	360,990
Service Corporation International	12,650	554,956
ServiceMaster Global Holdings Incorporated	11,093	599,022
		2,550,097

Hotels, Restaurants & Leisure : 3.14%
Aramark	20,748	721,823
Carnival Corporation	30,232	1,547,576
Chipotle Mexican Grill Incorporated †	1,970	1,300,141
Cracker Barrel Old Country Store Incorporated	1,746	274,279
Darden Restaurants Incorporated	9,255	1,076,542
Domino’s Pizza Incorporated	3,199	894,121
Dunkin Brands Group Incorporated	6,178	458,531
Hilton Worldwide Holdings Incorporated	21,307	1,905,698
Hyatt Hotels Corporation Class A	3,142	226,978
Marriott International Incorporated Class A	19,612	2,448,362
Marriott Vacations Worldwide Corporation	3,238	291,096
McDonald’s Corporation	56,703	11,242,504
Norwegian Cruise Line Holdings Limited †	15,464	846,035
Planet Fitness Incorporated Class A †	6,268	479,314
Six Flags Entertainment Corporation	5,253	259,288
Starbucks Corporation	93,359	7,100,886
Texas Roadhouse Incorporated	5,044	258,555
The Wendy’s Company	13,945	256,449
Vail Resorts Incorporated	3,528	758,908
Wyndham Hotels & Resorts Incorporated	7,169	382,394
Wyndham Worldwide Corporation	7,580	301,532
Yum! Brands Incorporated	22,950	2,348,933
		35,379,945

Household Durables : 0.55%
D.R. Horton Incorporated	25,646	1,096,623
Garmin Limited	8,679	663,770
Helen of Troy Limited †	1,914	255,730
Leggett & Platt Incorporated	9,395	333,616
Lennar Corporation Class A	20,926	1,039,185
Mohawk Industries Incorporated †	4,727	640,745
NVR Incorporated †	235	752,369
Pulte Group Incorporated	18,138	562,278
Toll Brothers Incorporated	9,588	333,375
Whirlpool Corporation	4,830	554,870
		6,232,561

Internet & Direct Marketing Retail : 0.08%
Qurate Retail Incorporated †	32,100	402,213
Stamps.com Incorporated †	1,342	45,011

2

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Internet & Direct Marketing Retail (continued)
Wayfair Incorporated Class A †	3,130	$450,751
		897,975

Leisure Products : 0.16%
Hasbro Incorporated	8,940	850,552
Mattel Incorporated †	26,597	261,980
Polaris Industries Incorporated	4,740	378,631
The Brunswick Corporation	6,462	268,044
		1,759,207

Multiline Retail : 0.82%
Dollar General Corporation	19,766	2,515,816
Dollar Tree Incorporated †	17,071	1,734,243
Kohl’s Corporation	12,554	619,163
Macy’s Incorporated	23,532	484,053
Nordstrom Incorporated	8,983	281,168
Ollie’s Bargain Outlet Holdings Incorporated †	4,970	490,638
Target Corporation	39,003	3,137,791
		9,262,872

Specialty Retail : 2.19%
Aaron’s Incorporated	5,196	276,739
Advance Auto Parts Incorporated	5,377	833,435
American Eagle Outfitters Incorporated	12,520	217,848
AutoZone Incorporated †	1,686	1,731,707
Best Buy Company Incorporated	18,102	1,134,452
Burlington Stores Incorporated †	4,731	740,780
CarMax Incorporated †	13,019	1,019,127
Five Below Incorporated †	4,176	537,576
Foot Locker Incorporated	8,873	349,153
L Brands Incorporated	17,081	383,639
Lowe’s Companies Incorporated	56,013	5,224,893
O’Reilly Automotive Incorporated †	5,456	2,026,195
Ross Stores Incorporated	27,930	2,597,211
The Gap Incorporated	20,668	386,078
The TJX Companies Incorporated	86,395	4,344,805
Tractor Supply Company	9,047	911,757
ULTA Beauty Incorporated †	4,677	1,559,218
Williams-Sonoma Incorporated	6,155	360,068
		24,634,681

Textiles, Apparel & Luxury Goods : 1.13%
Capri Holdings Limited †	11,339	368,291
Carter’s Incorporated	3,440	289,338
Deckers Outdoor Corporation †	2,187	332,643
HanesBrands Incorporated	27,335	405,925
Kontoor Brands Incorporated †	3,463	101,466
Nike Incorporated Class B	89,434	6,898,939
PVH Corporation	5,992	510,458
Ralph Lauren Corporation	3,959	416,210
Skechers U.S.A. Incorporated Class A †	10,379	289,885
Tapestry Incorporated	21,900	625,464
Under Armour Incorporated Class A †	15,748	359,054
VF Corporation	24,243	1,985,017
Wolverine World Wide Incorporated	6,893	192,590
		12,775,280

Consumer Staples : 10.97%
Beverages : 2.95%
Brown-Forman Corporation Class B	22,088	1,103,958

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Beverages (continued)
Constellation Brands Incorporated Class A	11,634	$2,052,819
Keurig Dr Pepper Incorporated	14,133	398,409
Molson Coors Brewing Company Class B	12,963	712,706
Monster Beverage Corporation †	29,849	1,846,459
PepsiCo Incorporated	104,189	13,336,192
The Coca-Cola Company	280,576	13,784,699
		33,235,242

Food & Staples Retailing : 2.04%
Casey’s General Stores Incorporated	2,443	315,342
Costco Wholesale Corporation	30,975	7,420,991
Sprouts Farmers Market Incorporated †	8,285	166,114
Sysco Corporation	35,318	2,430,585
The Kroger Company	56,030	1,278,044
US Foods Holding Corporation †	16,173	558,939
Wal-Mart Stores Incorporated	106,042	10,756,900
		22,926,915

Food Products : 1.81%
Archer Daniels Midland Company	39,622	1,518,315
Bunge Limited	9,813	513,122
Campbell Soup Company	14,334	520,468
ConAgra Foods Incorporated	37,712	1,009,550
Flowers Foods Incorporated	13,450	300,877
General Mills Incorporated	47,565	2,351,614
Hormel Foods Corporation	19,118	754,970
Ingredion Incorporated	5,510	419,642
Kellogg Company	21,323	1,120,737
Lamb Weston Holdings Incorporated	10,443	618,748
McCormick & Company Incorporated	8,233	1,284,677
Mondelez International Incorporated Class A	106,742	5,427,831
Post Holdings Incorporated †	4,879	512,783
The Hershey Company	9,963	1,314,717
The J.M. Smucker Company	8,355	1,015,634
Tyson Foods Incorporated Class A	22,058	1,673,982
		20,357,667

Household Products : 2.50%
Church & Dwight Company Incorporated	16,962	1,262,142
Colgate-Palmolive Company	59,669	4,154,156
Energizer Holdings Incorporated	3,924	160,570
Kimberly-Clark Corporation	25,044	3,202,877
The Clorox Company	9,142	1,360,421
The Procter & Gamble Company	174,749	17,983,420
		28,123,586

Personal Products : 0.31%
Coty Incorporated Class A	34,552	426,372
Herbalife Limited †	7,210	301,234
NU Skin Enterprises Incorporated Class A	3,853	179,897
The Estee Lauder Companies Incorporated Class A	15,983	2,573,742
		3,481,245

Tobacco : 1.36%
Altria Group Incorporated	135,609	6,652,978
Philip Morris International Incorporated	112,821	8,701,884
		15,354,862

4

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Energy : 3.32%
Energy Equipment & Services : 0.30%
Apergy Corporation †	6,011	$186,401
Baker Hughes Incorporated	30,842	660,327
Halliburton Company	62,076	1,321,598
Helmerich & Payne Incorporated	7,408	362,325
National Oilwell Varco Incorporated	30,824	642,680
Patterson-UTI Energy Incorporated	16,085	170,984
		3,344,315

Oil, Gas & Consumable Fuels : 3.02%
Antero Resources Corporation †	18,113	119,002
Centennial Resource Development Class A †	14,251	112,583
Chesapeake Energy Corporation †	68,500	131,520
Delek US Holdings Incorporated	5,794	177,354
Exxon Mobil Corporation	312,587	22,121,782
HollyFrontier Corporation	13,550	514,629
Marathon Petroleum Corporation	50,794	2,336,016
ONEOK Incorporated	29,771	1,894,031
PBF Energy Incorporated Class A	9,261	244,490
Peabody Energy Corporation	8,104	190,606
Phillips 66	32,539	2,629,151
Plains GP Holdings LP Class A	10,178	229,209
Range Resources Corporation	19,855	155,266
Tallgrass Energy GP LP	10,588	251,889
Targa Resources Corporation	16,117	619,860
Valero Energy Corporation	32,510	2,288,704
		34,016,092

Financials : 11.73%
Banks : 2.83%
Associated Banc Corporation	13,055	258,620
Bank of Hawaii Corporation	3,138	237,421
Bank OZK	10,185	294,347
BankUnited Incorporated	8,016	260,360
BB&T Corporation	59,848	2,797,894
Chemical Financial Corporation	5,594	211,789
CIT Group Incorporated	8,469	402,616
Citizens Financial Group Incorporated	38,748	1,262,410
Commerce Bancshares Incorporated	7,474	428,484
Cullen Frost Bankers Incorporated	4,408	402,318
Fifth Third Bancorp	61,659	1,633,964
First Financial Bankshares Incorporated	4,861	275,424
First Horizon National Corporation	26,271	352,294
FNB Corporation	25,471	280,181
Fulton Financial Corporation	13,184	207,780
Glacier Bancorp Incorporated	6,423	253,130
Hancock Holding Company	6,286	238,742
Home Bancshares Incorporated	12,781	223,923
Huntington Bancshares Incorporated	84,692	1,071,354
IBERIABANK Corporation	4,070	291,005
KeyCorp	84,892	1,355,725
M&T Bank Corporation	9,917	1,582,753
PacWest Bancorp	9,884	359,185
People’s United Financial Incorporated	28,181	433,142
Pinnacle Financial Partners Incorporated	6,078	321,830
PNC Financial Services Group Incorporated	34,214	4,354,074
Regions Financial Corporation	90,412	1,250,398
Sterling Bancorp	17,653	340,879
SunTrust Banks Incorporated	37,377	2,242,994
Synovus Financial Corporation	8,601	274,888
TCF Financial Corporation	11,571	220,543
Texas Capital Bancshares Incorporated †	3,855	220,892
UMB Financial Corporation	3,492	215,596

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Banks (continued)
Umpqua Holdings Corporation	16,791	$268,152
United Bankshares Incorporated	7,848	280,801
US Bancorp	117,297	5,888,309
Valley National Bancorp	25,146	246,934
Webster Financial Corporation	7,383	326,919
Wintrust Financial Corporation	4,390	297,379
		31,865,449

Capital Markets : 2.31%
Affiliated Managers Group Incorporated	4,118	345,171
BGC Partners Incorporated Class A	34,914	164,096
CBOE Holdings Incorporated	8,028	871,359
CME Group Incorporated	24,238	4,656,605
Eaton Vance Corporation	8,935	341,496
FactSet Research Systems Incorporated	2,728	758,930
Franklin Resources Incorporated	22,887	728,264
Interactive Brokers Group Incorporated Class A	5,630	286,004
Intercontinental Exchange Incorporated	42,093	3,460,466
KKR & Company Incorporated Class A	39,168	872,663
Lazard Limited Class A	9,826	306,178
LPL Financial Holdings Incorporated	6,540	524,639
MarketAxess Holdings Incorporated	2,430	723,703
Moody’s Corporation	12,569	2,298,619
MSCI Incorporated	6,229	1,370,442
Raymond James Financial Incorporated	9,718	802,512
S&P Global Incorporated	19,072	4,079,119
SEI Investments Company	11,047	555,112
Stifel Financial Corporation	5,152	276,302
T. Rowe Price Group Incorporated	17,747	1,794,932
The NASDAQ OMX Group Incorporated	8,349	756,753
		25,973,365

Consumer Finance : 1.06%
Ally Financial Incorporated	32,838	948,033
American Express Company	51,580	5,916,742
Credit Acceptance Corporation †	944	430,832
Discover Financial Services	26,783	1,996,673
FirstCash Financial Services Incorporated	3,242	307,082
Green Dot Corporation Class A †	3,461	160,625
Navient Corporation	20,981	273,592
SLM Corporation	33,761	321,067
Synchrony Financial	48,076	1,616,796
		11,971,442

Diversified Financial Services : 1.80%
AXA Equitable Holdings Incorporated	12,617	259,279
Berkshire Hathaway Incorporated Class B †	101,132	19,965,479
		20,224,758

Insurance : 3.33%
AFLAC Incorporated	57,581	2,953,905
Alleghany Corporation †	1,049	695,802
American Financial Group Incorporated	5,379	528,218
Aon plc	18,161	3,270,251
Arch Capital Group Limited †	29,349	1,010,486
Arthur J. Gallagher & Company	13,045	1,098,389
Assurant Incorporated	4,113	411,135
Assured Guaranty Limited	7,800	318,786
Athene Holding Limited Class A †	12,013	488,328
Axis Capital Holdings Limited	6,001	357,540
Brown & Brown Incorporated	17,392	549,065
Cincinnati Financial Corporation	11,167	1,097,046
CNO Financial Group Incorporated	13,375	210,121
Erie Indemnity Company Class A	1,821	387,272

6

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Insurance (continued)
Everest Reinsurance Group Limited	2,881	$713,508
Fidelity National Financial Incorporated	19,239	741,663
First American Financial Corporation	7,983	412,322
Kemper Corporation	4,256	353,205
Loews Corporation	19,269	989,656
Markel Corporation †	1,046	1,107,578
Marsh & McLennan Companies Incorporated	37,668	3,601,061
Old Republic International Corporation	21,235	468,232
Primerica Incorporated	3,459	397,301
Reinsurance Group of America Incorporated	4,810	712,169
Selective Insurance Group Incorporated	4,286	307,092
The Allstate Corporation	26,027	2,485,839
The Hanover Insurance Group Incorporated	3,103	379,062
The Hartford Financial Services Group Incorporated	27,046	1,424,242
The Progressive Corporation	42,393	3,360,917
The Travelers Companies Incorporated	19,846	2,888,982
Torchmark Corporation	8,092	691,947
Unum Group	18,374	578,597
W.R. Berkley Corporation	10,461	650,674
White Mountains Insurance Group Limited	215	210,614
Willis Towers Watson plc	9,417	1,652,684
		37,503,689

Mortgage REITs : 0.27%
AGNC Investment Corporation	33,175	544,070
Annaly Capital Management Incorporated	90,927	801,067
Blackstone Mortgage Trust Incorporated Class A	7,956	280,529
Chimera Investment Corporation	12,910	235,478
MFA Financial Incorporated	32,504	228,828
New Residential Investment Corporation	25,689	391,757
Starwood Property Trust Incorporated	18,459	407,021
Two Harbors Investment Corporation	17,456	213,312
		3,102,062

Thrifts & Mortgage Finance : 0.13%
Essent Group Limited †	7,218	338,885
MGIC Investment Corporation †	27,337	370,416
New York Community Bancorp Incorporated	36,023	357,708
Radian Group Incorporated	16,336	366,743
		1,433,752

Health Care : 15.25%
Biotechnology : 1.76%
AbbVie Incorporated	111,356	8,542,119
Biogen Incorporated †	14,640	3,210,406
Gilead Sciences Incorporated	96,365	5,998,721
Ligand Pharmaceuticals Incorporated †	1,566	168,157
Regeneron Pharmaceuticals Incorporated †	5,489	1,656,141
United Therapeutics Corporation †	3,162	265,513
		19,841,057

Health Care Equipment & Supplies : 5.10%
Abbott Laboratories	124,616	9,487,016
Baxter International Incorporated	35,927	2,638,479
Becton Dickinson & Company	20,214	4,718,756
Boston Scientific Corporation †	98,094	3,767,791
Cantel Medical Corporation	2,679	184,154
Danaher Corporation	46,863	6,186,385
Dentsply Sirona Incorporated	15,596	840,157
DexCom Incorporated †	6,727	815,985
Edwards Lifesciences Corporation †	14,730	2,514,411
Globus Medical Incorporated Class A †	5,386	211,670

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corporation †	3,738	$362,549
Hill-Rom Holdings Incorporated	4,652	447,290
Hologic Incorporated †	19,723	868,009
ICU Medical Incorporated †	1,214	258,339
IDEXX Laboratories Incorporated †	6,134	1,532,089
Inogen Incorporated †	1,338	86,261
Insulet Corporation †	4,124	452,774
Integra LifeSciences Holdings Corporation †	5,519	257,185
LivaNova plc †	3,570	256,683
Masimo Corporation †	3,399	444,385
Medtronic plc	96,795	8,961,281
Merit Medical Systems Incorporated †	4,094	211,373
Neogen Corporation †	3,576	201,508
NuVasive Incorporated †	4,045	234,448
Penumbra Incorporated †	2,354	335,916
ResMed Incorporated	9,624	1,098,291
Steris plc	6,024	805,288
Stryker Corporation	22,063	4,042,824
Teleflex Incorporated	3,332	960,616
The Cooper Companies Incorporated	3,744	1,114,926
Varian Medical Systems Incorporated †	6,573	829,907
West Pharmaceutical Services Incorporated	5,255	602,223
Zimmer Biomet Holdings Incorporated	14,903	1,697,899
		57,426,868

Health Care Providers & Services : 2.27%
Acadia Healthcare Company Incorporated †	6,703	215,971
AmerisourceBergen Corporation	11,990	933,541
Anthem Incorporated	19,049	5,295,241
Cardinal Health Incorporated	21,641	910,437
Centene Corporation †	29,889	1,726,090
Chemed Corporation	1,141	374,180
Covetrus Incorporated †	4,223	104,139
CVS Health Corporation	100,217	5,248,364
DaVita HealthCare Partners Incorporated †	10,166	441,408
Encompass Health Corporation	6,845	403,307
HCA Holdings Incorporated	20,283	2,453,432
Henry Schein Incorporated	11,085	714,539
Humana Incorporated	10,307	2,523,772
McKesson Corporation	14,349	1,752,587
MEDNAX Incorporated †	6,788	167,392
Molina Healthcare Incorporated †	3,907	555,810
Universal Health Services Incorporated Class B	6,209	742,286
WellCare Health Plans Incorporated †	3,675	1,014,998
		25,577,494

Health Care Technology : 0.18%
Cerner Corporation †	23,068	1,614,068
Medidata Solutions Incorporated †	4,370	398,326
		2,012,394

Life Sciences Tools & Services : 1.35%
Bio-Rad Laboratories Incorporated Class A †	1,628	467,122
Bio-Techne Corporation	2,662	527,209
Charles River Laboratories International Incorporated †	3,456	433,555
ICON plc ADR †	3,929	556,189
IQVIA Holdings Incorporated †	11,880	1,613,898
Mettler-Toledo International Incorporated †	1,830	1,323,255
PerkinElmer Incorporated	7,782	671,898
PRA Health Sciences Incorporated †	4,470	387,683
Syneos Health Incorporated †	6,544	269,809
Thermo Fisher Scientific Incorporated	29,511	7,878,847
Waters Corporation †	5,440	1,091,862
		15,221,327

8

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Pharmaceuticals : 4.59%
Bristol-Myers Squibb Company	114,612	$5,199,946
Catalent Incorporated †	11,001	500,546
Eli Lilly & Company	69,215	8,024,787
Endo International plc †	14,923	73,869
Merck & Company Incorporated	190,033	15,052,514
Mylan NV †	38,454	646,027
Nektar Therapeutics †	13,184	412,923
Perrigo Company plc	9,446	396,921
Pfizer Incorporated	427,088	17,732,694
Zoetis Incorporated	35,102	3,547,057
		51,587,284

Industrials : 13.58%
Aerospace & Defense : 3.96%
Axon Enterprise Incorporated †	3,877	258,906
BWX Technologies Incorporated	7,571	352,354
Curtiss-Wright Corporation	2,989	333,244
General Dynamics Corporation	19,681	3,165,098
Harris Corporation	7,954	1,488,909
HEICO Corporation	2,850	346,532
Hexcel Corporation	6,252	455,083
Huntington Ingalls Industries Incorporated	3,221	660,692
L-3 Technologies Incorporated	5,292	1,280,982
Lockheed Martin Corporation	17,303	5,857,758
Northrop Grumman Corporation	11,802	3,578,957
Raytheon Company	20,641	3,601,855
Spirit AeroSystems Holdings Incorporated Class A	8,215	665,744
Teledyne Technologies Incorporated †	2,586	609,779
Textron Incorporated	17,623	798,322
The Boeing Company	40,308	13,769,616
United Technologies Corporation	57,937	7,317,443
		44,541,274

Air Freight & Logistics : 0.91%
C.H. Robinson Worldwide Incorporated	10,233	814,854
Expeditors International of Washington Incorporated	12,885	896,667
FedEx Corporation	21,298	3,285,855
United Parcel Service Incorporated Class B	57,012	5,297,555
		10,294,931

Airlines : 0.23%
Alaska Air Group Incorporated	10,416	606,211
JetBlue Airways Corporation †	24,806	427,407
Spirit Airlines Incorporated †	5,097	234,870
United Continental Holdings Incorporated †	17,488	1,357,943
		2,626,431

Building Products : 0.60%
A.O. Smith Corporation	11,261	456,071
Allegion plc	6,881	667,801
Fortune Brands Home & Security Incorporated	10,380	498,863
Johnson Controls International plc	69,702	2,684,921
Lennox International Incorporated	2,877	759,844
Masco Corporation	23,125	807,525
Owens Corning Incorporated	9,198	445,827
Resideo Technologies Incorporated †	8,367	164,663
Trex Company Incorporated †	4,272	255,551
		6,741,066

9

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Commercial Services & Supplies : 0.87%
Cintas Corporation	6,622	$1,468,958
Clean Harbors Incorporated †	4,254	272,766
Copart Incorporated †	15,195	1,086,139
KAR Auction Services Incorporated	10,923	614,091
MSA Safety Incorporated	2,731	271,407
Republic Services Incorporated	16,046	1,357,331
Rollins Incorporated	11,419	429,012
Stericycle Incorporated †	6,901	320,068
Tetra Tech Incorporated	4,360	294,387
The Brink’s Company	3,734	287,518
Waste Management Incorporated	31,207	3,412,485
		9,814,162

Construction & Engineering : 0.18%
Arcosa Incorporated	3,877	131,392
EMCOR Group Incorporated	4,370	352,047
Fluor Corporation	11,752	325,765
Jacobs Engineering Group Incorporated	10,671	803,420
Quanta Services Incorporated	11,533	400,887
		2,013,511

Electrical Equipment : 0.64%
Acuity Brands Incorporated	3,115	385,232
Eaton Corporation plc	32,900	2,450,721
Emerson Electric Company	48,743	2,936,278
EnerSys	3,160	177,687
Hubbell Incorporated	4,002	458,389
Regal-Beloit Corporation	3,158	229,587
Sensata Technologies Holding plc †	12,323	526,069
		7,163,963

Industrial Conglomerates : 2.27%
3M Company	43,057	6,878,356
Carlisle Companies Incorporated	4,387	584,831
General Electric Company	679,548	6,414,933
Honeywell International Incorporated	55,505	9,120,027
Roper Industries Incorporated	7,515	2,584,559
		25,582,706

Machinery : 2.26%
AGCO Corporation	4,994	332,401
Allison Transmission Holdings Incorporated	9,918	410,506
Barnes Group Incorporated	3,769	194,933
Crane Company	4,002	305,993
Cummins Incorporated	12,459	1,878,319
Deere & Company	23,600	3,308,012
Donaldson Company Incorporated	10,588	502,401
Dover Corporation	11,002	983,689
Flowserve Corporation	10,096	468,959
Fortive Corporation	22,295	1,697,764
Graco Incorporated	12,026	567,868
IDEX Corporation	5,461	833,949
Ingersoll-Rand plc	18,200	2,153,788
ITT Incorporated	6,582	379,255
John Bean Technologies Corporation	2,525	258,939
Kennametal Incorporated	6,628	203,811
Lincoln Electric Holdings Incorporated	4,572	347,198
Nordson Corporation	3,803	477,733
Oshkosh Corporation	5,603	398,878
Paccar Incorporated	25,827	1,699,933
Parker-Hannifin Corporation	10,191	1,552,293
RBC Bearings Incorporated †	1,952	277,770
Snap-on Incorporated	4,413	688,075
Stanley Black & Decker Incorporated	11,708	1,489,492

10

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Machinery (continued)
The Middleby Corporation †	4,310	$562,326
The Toro Company	7,778	506,814
Trinity Industries Incorporated	11,474	221,219
WABCO Holdings Incorporated †	4,131	540,789
Wabtec Corporation	11,007	686,617
Woodward Governor Company	4,081	444,503
Xylem Incorporated	14,161	1,051,029
		25,425,256

Marine : 0.03%
Kirby Corporation †	3,969	307,121

Professional Services : 0.63%
ASGN Incorporated †	3,971	201,449
Equifax Incorporated	8,877	1,073,229
IHS Markit Limited †	25,824	1,482,039
Insperity Incorporated	2,762	314,592
Manpower Incorporated	5,187	443,592
Nielsen Holdings plc	26,048	592,071
Robert Half International Incorporated	8,725	468,184
TransUnion	13,698	897,767
Verisk Analytics Incorporated	11,607	1,624,980
		7,097,903

Road & Rail : 0.68%
Genesee & Wyoming Incorporated Class A †	4,253	404,971
J.B. Hunt Transport Services Incorporated	6,826	581,166
Kansas City Southern	7,612	862,287
Knight-Swift Transportation Holdings Incorporated	11,344	313,548
Landstar System Incorporated	3,323	319,839
Norfolk Southern Corporation	21,596	4,214,243
Old Dominion Freight Line Incorporated	5,545	734,380
Ryder System Incorporated	4,200	212,100
		7,642,534

Trading Companies & Distributors : 0.30%
Fastenal Company	43,792	1,339,597
HD Supply Holdings Incorporated †	13,148	545,511
MSC Industrial Direct Company Class A	3,515	248,370
W.W. Grainger Incorporated	3,634	950,981
Watsco Incorporated	2,310	363,571
		3,448,030

Transportation Infrastructure : 0.02%
Macquarie Infrastructure Company LLC	5,216	207,962

Information Technology : 9.63%
Communications Equipment : 0.35%
Ciena Corporation †	9,899	345,871
CommScope Holdings Incorporated †	13,847	223,629
F5 Networks Incorporated †	4,316	570,057
Juniper Networks Incorporated	24,041	591,649
Lumentum Holdings Incorporated †	4,190	169,569
Motorola Solutions Incorporated	11,484	1,722,026
Viasat Incorporated †	4,055	352,907
		3,975,708

Electronic Equipment, Instruments & Components : 0.67%
Amphenol Corporation Class A	21,844	1,900,428
Arrow Electronics Incorporated †	6,587	412,741

11

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet Incorporated	8,655	$353,470
CDW Corporation of Delaware	10,711	1,054,391
Coherent Incorporated †	1,938	213,238
Dolby Laboratories Incorporated Class A	4,493	278,431
FLIR Systems Incorporated	10,020	484,267
Jabil Circuit Incorporated	11,048	271,670
Keysight Technologies Incorporated †	13,458	1,011,100
Littelfuse Incorporated	1,893	308,957
National Instruments Corporation	9,108	351,478
SYNNEX Corporation	2,850	247,124
Zebra Technologies Corporation Class A †	3,807	652,672
		7,539,967

IT Services : 4.20%
Accenture plc Class A	46,690	8,314,088
Akamai Technologies Incorporated †	11,758	886,083
Alliance Data Systems Corporation	3,724	512,050
Amdocs Limited	10,798	641,617
Automatic Data Processing Incorporated	30,340	4,858,041
Black Knight Incorporated †	10,244	580,732
Booz Allen Hamilton Holding Corporation	9,957	628,984
Broadridge Financial Solutions Incorporated	8,648	1,079,876
CACI International Incorporated Class A †	1,742	354,532
Cognizant Technology Solutions Corporation Class A	42,672	2,642,677
Conduent Incorporated †	15,826	140,851
CoreLogic Incorporated †	6,101	239,098
DXC Technology Company	21,623	1,027,957
EPAM Systems Incorporated †	3,795	654,979
Euronet Worldwide Incorporated †	3,614	560,315
Fidelity National Information Services Incorporated	23,513	2,828,614
First Data Corporation Class A †	41,966	1,066,776
Fiserv Incorporated †	29,173	2,504,794
Gartner Incorporated †	6,610	1,000,093
GoDaddy Incorporated Class A †	11,485	854,484
International Business Machines Corporation	66,065	8,389,594
Jack Henry & Associates Incorporated	5,628	738,506
Leidos Holdings Incorporated	11,052	832,547
LiveRamp Holdings incorporated †	5,406	277,760
MAXIMUS Incorporated	4,512	321,480
Paychex Incorporated	23,505	2,016,494
Perspecta Incorporated	10,464	227,173
Sabre Corporation	17,641	357,759
The Western Union Company	31,436	609,858
Total System Services Incorporated	12,048	1,488,289
WEX Incorporated †	3,001	567,009
		47,203,110

Semiconductors & Semiconductor Equipment : 2.07%
Advanced Micro Devices Incorporated †	68,671	1,882,272
Applied Materials Incorporated	75,053	2,903,801
Cypress Semiconductor Corporation	26,856	478,574
Entegris Incorporated	10,893	374,066
KLA-Tencor Corporation	11,345	1,169,329
Lam Research Corporation	12,423	2,169,180
Maxim Integrated Products Incorporated	19,982	1,050,853
Micron Technology Incorporated †	84,512	2,755,936
MKS Instruments Incorporated	4,531	323,785
ON Semiconductor Corporation †	31,624	561,642
Silicon Laboratories Incorporated †	3,108	290,816
Skyworks Solutions Incorporated	13,235	881,848
Teradyne Incorporated	14,172	597,208
Texas Instruments Incorporated	71,234	7,430,419
Versum Materials Incorporated	9,056	465,026
		23,334,755

12

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Software : 1.76%
2U Incorporated †	3,778	$143,526
Aspen Technology Incorporated †	4,990	566,914
Blackbaud Incorporated	3,717	285,912
Cadence Design Systems Incorporated †	19,787	1,257,860
CDK Global Incorporated	9,441	456,944
Citrix Systems Incorporated	8,854	833,338
Fair Isaac Corporation †	2,101	621,686
Fortinet Incorporated †	9,894	717,117
HubSpot Incorporated †	2,621	454,167
Intuit Incorporated	17,036	4,171,265
J2 Global Incorporated	3,441	290,042
Manhattan Associates Incorporated †	4,894	320,410
New Relic Incorporated †	3,068	307,782
Nuance Communications Incorporated †	20,923	359,248
PTC Incorporated †	7,468	627,760
RealPage Incorporated †	5,479	319,535
Red Hat Incorporated †	12,570	2,316,651
RingCentral Incorporated Class A †	4,404	527,819
SS&C Technologies Holdings Incorporated	15,287	850,722
Symantec Corporation	40,365	756,036
Synopsys Incorporated †	10,631	1,237,874
Tableau Software Incorporated Class A †	4,701	528,721
Teradata Corporation †	8,241	282,996
Tyler Technologies Incorporated †	2,703	576,685
VMware Incorporated Class A	5,535	979,584
		19,790,594

Technology Hardware, Storage & Peripherals : 0.58%
Hewlett Packard Enterprise Company	107,747	1,478,289
HP Incorporated	113,227	2,115,080
NCR Corporation †	8,994	275,216
NetApp Incorporated	18,919	1,120,005
Pure Storage Incorporated Class A †	14,830	235,204
Seagate Technology plc	19,344	809,546
Xerox Corporation	15,540	475,679
		6,509,019

Materials : 2.85%
Chemicals : 1.56%
Ashland Global Holdings Incorporated	4,722	353,536
Axalta Coating Systems Limited †	16,702	392,664
Celanese Corporation Series A	10,655	1,011,479
CF Industries Holdings Incorporated	16,450	661,948
Eastman Chemical Company	9,839	638,748
Ecolab Incorporated	18,923	3,483,535
Huntsman Corporation	15,006	260,654
Ingevity Corporation †	3,582	314,141
International Flavors & Fragrances Incorporated	7,900	1,069,818
LyondellBasell Industries NV Class A	24,415	1,812,814
NewMarket Corporation	672	260,064
Olin Corporation	12,040	236,104
PPG Industries Incorporated	17,823	1,865,177
RPM International Incorporated	9,997	535,039
Scotts Miracle-Gro Company Class A	3,275	293,211
Sensient Technologies Corporation	3,231	218,739
The Chemours Company	12,810	270,163
The Mosaic Company	29,575	634,975
The Sherwin-Williams Company	6,347	2,662,249
Valvoline Incorporated	14,015	244,562
W.R. Grace & Company	4,892	344,788
		17,564,408

13

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Construction Materials : 0.23%
Eagle Materials Incorporated	3,689	$317,475
Martin Marietta Materials Incorporated	4,737	997,139
Vulcan Materials Company	9,914	1,238,358
		2,552,972

Containers & Packaging : 0.70%
AptarGroup Incorporated	4,623	523,647
Avery Dennison Corporation	6,438	669,938
Ball Corporation	24,445	1,500,679
Bemis Company Incorporated	6,578	383,826
Berry Global Group Incorporated †	9,787	460,185
Crown Holdings Incorporated †	10,499	581,960
Graphic Packaging Holding Company	23,412	304,356
International Paper Company	30,404	1,260,854
Packaging Corporation of America	6,985	622,224
Sealed Air Corporation	12,111	507,451
Sonoco Products Company	7,131	440,910
WestRock Company	19,238	627,159
		7,883,189

Metals & Mining : 0.34%
Alcoa Corporation †	14,192	300,728
Allegheny Technologies Incorporated †	9,241	197,850
Newmont Mining Corporation	34,605	1,145,079
Nucor Corporation	23,891	1,146,768
Reliance Steel & Aluminum Company	5,314	442,497
Steel Dynamics Incorporated	17,393	437,434
United States Steel Corporation	13,980	165,244
		3,835,600

Paper & Forest Products : 0.02%
Louisiana-Pacific Corporation	10,836	247,278

Real Estate : 6.34%
Equity REITs : 6.20%
Alexandria Real Estate Equities Incorporated	7,508	1,099,246
American Campus Communities Incorporated	9,778	452,917
American Homes 4 Rent Class A	19,002	463,839
American Tower Corporation	31,135	6,500,054
Apartment Investment & Management Company Class A	11,872	593,006
Apple Hospitality REIT Incorporated	15,862	244,909
AvalonBay Communities Incorporated	10,120	2,054,461
Boston Properties Incorporated	11,473	1,501,013
Brixmor Property Group Incorporated	21,819	374,196
Camden Property Trust	6,757	698,404
Colony Capital Incorporated	36,024	186,965
CoreSite Realty Corporation	2,552	297,869
Cousins Properties Incorporated	30,463	275,690
Crown Castle International Corporation	29,117	3,785,501
CubeSmart	12,986	437,888
CyrusOne Incorporated	7,287	430,224
Digital Realty Trust Incorporated	14,336	1,687,634
Douglas Emmett Incorporated	11,832	476,711
Duke Realty Corporation	25,965	781,287
EastGroup Properties Incorporated	2,468	273,948
EPR Properties	5,361	418,694
Equinix Incorporated	5,575	2,708,279
Equity Commonwealth	8,203	267,172
Equity Lifestyle Properties Incorporated	5,661	688,717
Equity Residential	26,247	2,009,733
Essex Property Trust Incorporated	4,658	1,358,925
Extra Space Storage Incorporated	8,481	908,824
Federal Realty Investment Trust	5,212	681,365
First Industrial Realty Trust Incorporated	9,007	312,633

14

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Equity REITs (continued)
Gaming and Leisure Properties Incorporated	14,046	$554,677
HCP Incorporated	33,399	1,059,082
Healthcare Realty Trust Incorporated	9,009	290,450
Healthcare Trust of America Incorporated Class A	15,071	433,894
Highwoods Properties Incorporated	7,548	331,055
Hospitality Properties Trust	12,000	298,440
Host Hotels & Resorts Incorporated	54,357	984,405
Hudson Pacific Properties Incorporated	11,297	377,433
Invitation Homes Incorporated	21,348	547,149
Iron Mountain Incorporated	19,881	609,353
JBG Smith Properties	8,416	332,348
Kilroy Realty Corporation	7,851	578,697
Kimco Realty Corporation	29,101	506,357
Lamar Advertising Company Class A	6,320	494,287
Liberty Property Trust	10,350	491,315
Life Storage Incorporated	3,230	310,984
Medical Properties Trust Incorporated	26,377	468,983
Mid-America Apartment Communities Incorporated	8,316	949,521
National Retail Properties Incorporated	11,125	595,521
Omega Healthcare Investors Incorporated	14,464	515,208
Paramount Group Incorporated	15,605	222,371
Park Hotels & Resorts Incorporated	14,929	412,339
Prologis Incorporated	46,000	3,388,820
Public Storage Incorporated	10,981	2,612,160
Rayonier Incorporated	9,643	271,450
Realty Income Corporation	20,173	1,413,724
Regency Centers Corporation	11,663	769,291
RLJ Lodging Trust	13,395	229,992
Ryman Hospitality Properties Incorporated	3,332	266,393
Sabra Health Care REIT Incorporated	12,861	248,089
SBA Communications Corporation †	8,153	1,764,391
Senior Housing Properties Trust	17,644	139,035
Simon Property Group Incorporated	21,958	3,559,172
SL Green Realty Corporation	6,775	582,650
Spirit Realty Capital Incorporated REIT	5,902	251,779
STORE Capital Corporation	13,033	445,989
Sun Communities Incorporated	5,828	735,902
Sunstone Hotel Investors Incorporated	17,019	228,395
Taubman Centers Incorporated	4,304	190,925
The Macerich Company	10,664	387,423
UDR Incorporated	19,302	864,344
Uniti Group Incorporated	13,353	128,322
Ventas Incorporated	25,177	1,618,881
VEREIT Incorporated	69,186	614,372
VICI Properties Incorporated	27,692	614,209
Vornado Realty Trust	12,827	849,532
Weingarten Realty Investors	8,788	247,822
Welltower Incorporated	26,235	2,130,807
Weyerhaeuser Company	56,798	1,294,994
WP Carey Incorporated	7,213	598,751
		69,781,587

Real Estate Management & Development : 0.14%
CBRE Group Incorporated Class A †	23,981	1,095,932
Jones Lang LaSalle Incorporated	3,487	433,957
		1,529,889

15

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Large Cap Portfolio

Security name	Shares	Value
Utilities : 5.38%
Electric Utilities : 3.15%
ALLETE Incorporated	3,757	$307,661
Alliant Energy Corporation	16,870	800,650
American Electric Power Company Incorporated	34,173	2,942,979
Duke Energy Corporation	49,836	4,266,460
Edison International	21,641	1,284,826
Entergy Corporation	12,433	1,206,871
Evergy Incorporated	20,037	1,164,951
Eversource Energy	22,295	1,646,263
Exelon Corporation	67,654	3,252,804
FirstEnergy Corporation	32,807	1,352,961
Hawaiian Electric Industries Incorporated	7,631	316,992
IDACORP Incorporated	3,544	355,357
NextEra Energy Incorporated	33,822	6,703,859
OGE Energy Corporation	13,735	570,827
PG&E Corporation †	35,994	615,497
Pinnacle West Capital Corporation	7,750	727,803
PNM Resources Incorporated	5,594	263,533
Portland General Electric Company	6,234	329,529
PPL Corporation	49,394	1,469,965
The Southern Company	72,344	3,870,404
Xcel Energy Incorporated	35,652	2,044,286
		35,494,478

Gas Utilities : 0.25%
Atmos Energy Corporation	7,509	764,416
National Fuel Gas Company	5,665	302,001
New Jersey Resources Corporation	5,958	282,707
ONE Gas Incorporated	3,570	312,589
Southwest Gas Holdings Incorporated	3,107	264,530
Spire Incorporated	3,429	285,704
UGI Corporation	11,906	614,469
		2,826,416

Independent Power & Renewable Electricity Producers : 0.18%
AES Corporation	45,071	712,122
NRG Energy Incorporated	18,982	646,147
Vistra Energy Corporation	27,931	658,054
		2,016,323

Multi-Utilities : 1.63%
Ameren Corporation	16,888	1,238,566
Avista Corporation	5,225	218,196
Black Hills Corporation	3,707	282,473
CenterPoint Energy Incorporated	33,731	959,310
CMS Energy Corporation	19,504	1,094,369
Consolidated Edison Incorporated	21,131	1,823,605
Dominion Energy Incorporated	51,617	3,880,566
DTE Energy Company	12,847	1,611,913
MDU Resources Group Incorporated	13,945	344,163
NiSource Incorporated	24,826	691,404
Public Service Enterprise Group Incorporated	35,582	2,090,798
Sempra Energy	18,053	2,373,067
WEC Energy Group Incorporated	21,701	1,748,016
		18,356,446

Water Utilities : 0.17%
American Water Works Company Incorporated	12,473	1,409,698
Aqua America Incorporated	12,200	482,388
		1,892,086

Total Common Stocks (Cost $939,289,101)		1,097,253,153

Yield
Short-Term Investments : 1.81%
Investment Companies : 1.81%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.30%	20,399,574	20,399,574

16

Wells Fargo Factor Enhanced Large Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Total Short-Term Investments (Cost $20,399,574)		$20,399,574

Total investments in securities (Cost $959,688,675)	99.29%	1,117,652,727
Other assets and liabilities, net	0.71	7,989,483

Total net assets	100.00%	$1,125,642,210

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

17

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	208	6-21-2019	$28,651,484	$28,627,040	$0	$(24,444)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	42,045,039	9,782,172	31,427,637	20,399,574	$20,399,574	1.81%

Wells Fargo Factor Enhanced Large Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$103,648,182	$0	$0	$103,648,182
Consumer discretionary	103,783,431	0	0	103,783,431
Consumer staples	123,479,517	0	0	123,479,517
Energy	37,360,407	0	0	37,360,407
Financials	132,074,517	0	0	132,074,517
Health care	171,666,424	0	0	171,666,424
Industrials	152,906,850	0	0	152,906,850
Information technology	108,353,153	0	0	108,353,153
Materials	32,083,447	0	0	32,083,447
Real estate	71,311,476	0	0	71,311,476
Utilities	60,585,749	0	0	60,585,749
Short-term investments
Investment companies	$20,399,574	0	0	$20,399,574

Total assets	$1,117,652,727	$0	$0	$1,117,652,727

Liabilities
Futures contracts	$24,444	$0	$0	$24,444

Total liabilities	$24,444	$0	$0	$24,444

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized losses at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of May 31, 2019, the Portfolio had segregated $6,508,000 as cash collateral for these open futures contracts.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 96.43%
Communication Services : 3.42%
Diversified Telecommunication Services : 0.65%
ATN International Incorporated	2,192	$128,232
Bandwidth Incorporated Class A †	1,918	139,189
Cincinnati Bell Incorporated †	11,721	75,014
Cogent Communications Group Incorporated	7,945	464,783
Consolidated Communications Holdings Incorporated	15,562	62,248
Frontier Communications Corporation †	29,398	55,268
Globalstar Incorporated †	164,079	91,097
IDT Corporation Class B	4,555	29,425
Ooma Incorporated †	3,952	45,646
Pareteum Corporation †	20,562	80,603
Vonage Holdings Corporation †	43,855	519,243
		1,690,748

Entertainment : 0.22%
AMC Entertainment Holdings Class A	9,057	108,503
Global Eagle Entertainment Incorporated †	24,415	14,185
Glu Mobile Incorporated †	20,352	162,409
Marcus Corporation	3,807	133,093
Reading International Incorporated Class A †	3,365	44,384
Rosetta Stone Incorporated †	4,212	103,868
		566,442

Interactive Media & Services : 0.55%
Actua Corporation †(a)‡	9,483	6,069
Angi Homeservices Incorporated Class A †	12,821	184,879
Care.com Incorporated †	5,466	78,109
Cars.com Incorporated †	13,912	294,517
DHI Group Incorporated †	12,013	41,325
Eventbrite Incorporated Class A †	1,384	21,673
Match Group Incorporated	9,230	633,640
QuinStreet Incorporated †	8,210	125,859
The Meet Group Incorporated †	15,051	58,247
		1,444,318

Media : 1.67%
A.H. Belo Corporation Class A	3,656	14,076
AMC Networks Incorporated Class A †	8,772	462,898
Boston Omaha Corporation Class A †	1,642	39,621
Cardlytics Incorporated †	2,644	60,680
Clear Channel Outdoor Holdings Incorporated †	7,295	37,059
Cumulus Media Incorporated Class A †	2,533	40,528
Daily Journal Corporation †	195	41,904
Emerald Expositions Events Class I	5,296	61,963
Entercom Communications Corporation	24,650	142,724
Entravision Communications Corporation Class A	15,312	45,017
Gannett Company Incorporated	22,134	173,973
Gray Television Incorporated †	16,120	277,748
Hemisphere Media Group Incorporated †	3,601	48,614
John Wiley & Sons Incorporated Class A	9,721	406,143
Lee Enterprises Incorporated †	11,743	29,592
Marchex Incorporated Class B †	8,077	35,216
MSG Networks Incorporated Class A †	12,435	262,503
National CineMedia Incorporated	10,790	70,675
New Media Investment Group Incorporated	11,840	109,283
Saga Communications Incorporated Class A	1,146	33,349
Scholastic Corporation	4,998	165,384
Sinclair Broadcast Group Incorporated Class A	15,317	822,217
Techtarget †	4,985	94,217
Tegna Incorporated	42,471	643,011
The E.W. Scripps Company	11,216	170,708

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Media (continued)
Tribune Publishing Company †	3,497	$34,341
WideOpenWest Incorporated †	5,843	43,589
		4,367,033

Wireless Telecommunication Services : 0.33%
Boingo Wireless Incorporated †	8,906	168,323
Gogo Incorporated †	12,069	59,017
NII Holdings Incorporated †	23,525	44,698
Shenandoah Telecommunications Company	9,912	398,562
Spok Holdings Incorporated	4,282	66,157
United States Cellular Corporation †	3,108	135,353
		872,110

Consumer Discretionary : 13.27%
Auto Components : 1.23%
American Axle & Manufacturing Holdings Incorporated †	23,304	235,603
Cooper Tire & Rubber Company	10,894	300,457
Cooper-Standard Holdings Incorporated †	3,830	148,068
Dorman Products Incorporated †	5,394	440,474
Fox Factory Holding Corporation †	7,010	469,810
Horizon Global Corporation †	6,685	27,141
LCI Industries	5,547	459,680
Modine Manufacturing Company †	10,822	139,063
Motorcar Parts of America Incorporated †	4,032	71,407
Shiloh Industries Incorporated †	4,048	16,354
Standard Motor Products Incorporated	4,058	171,978
Stoneridge Incorporated †	5,862	152,588
Strattec Security Corporation	736	18,135
Superior Industries International Incorporated	6,305	23,265
Tenneco Incorporated	17,884	177,767
Tower International Incorporated	4,397	76,640
Visteon Corporation †	6,635	295,324
		3,223,754

Automobiles : 0.08%
Winnebago Industries Incorporated	6,670	214,374

Distributors : 0.16%
Core Mark Holding Company Incorporated	8,894	328,011
Funko Incorporated Class A †	2,155	44,738
Weyco Group Incorporated	1,361	34,052
		406,801

Diversified Consumer Services : 1.17%
American Public Education Incorporated †	3,470	97,091
Career Education Corporation †	13,060	245,136
Carriage Services Incorporated	3,717	67,724
Collectors Universe Incorporated	2,012	42,332
Frontdoor Incorporated †	14,198	570,902
Graham Holdings Company Class B	828	563,487
K12 Incorporated †	7,370	225,301
Laureate Education Incorporated Class A †	15,286	245,493
Regis Corporation †	7,056	131,524
Select Interior Concepts Class A †	4,069	43,864
Strategic Education Incorporated	4,536	798,291
Zovio Incorporated †	6,016	24,666
		3,055,811

Hotels, Restaurants & Leisure : 3.03%
BBX Capital Corporation	13,615	55,685
Biglari Holdings Incorporated Class B †	525	47,565

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
BJ’s Restaurants Incorporated	4,438	$185,908
Bloomin’ Brands Incorporated	17,628	340,397
Bluegreen Vacations Corporation	1,898	14,842
Brinker International Incorporated	7,859	295,263
Carrols Restaurant Group Incorporated †	7,809	66,533
Century Casinos Incorporated †	5,592	48,874
Churchill Downs Incorporated	6,297	620,758
Chuy’s Holding Incorporated †	3,693	81,689
Dave & Buster’s Entertainment Incorporated	9,047	449,998
Del Frisco’s Restaurant Group Incorporated †	7,276	49,913
Del Taco Restaurants Incorporated †	6,467	69,973
Denny’s Corporation †	11,886	233,916
Dine Brands Global Incorporated	3,521	332,453
Drive Shack Incorporated †	13,643	62,076
El Pollo Loco Holdings Incorporated †	4,784	50,136
Eldorado Resorts Incorporated †	12,410	610,200
Everi Holdings Incorporated †	14,927	166,287
Fiesta Restaurant Group Incorporated †	4,815	68,277
Golden Entertainment Incorporated †	3,866	49,871
International Speedway Corporation Class A	4,603	206,030
J. Alexander’s Holdings Incorporated †	3,295	34,663
Jack in the Box Incorporated	5,513	458,682
Lindblad Expeditions Holding †	5,209	85,011
Monarch Casino & Resort Incorporated †	2,385	102,627
Nathan S Famous Incorporated	658	44,481
Noodles & Company †	5,429	39,252
Papa John’s International Incorporated	4,570	221,508
Penn National Gaming Incorporated †	20,128	379,413
Playa Hotels & Resorts NV †	17,207	138,516
Potbelly Corporation †	5,412	27,222
RCI Hospitality Holdings Incorporated	2,181	35,463
Red Lion Hotels Corporation †	5,384	40,811
Red Robin Gourmet Burgers Incorporated †	2,964	75,819
Red Rock Resorts Incorporated Class A	14,917	311,467
Ruth’s Chris Steak House Incorporated	5,718	130,771
SeaWorld Entertainment Incorporated †	10,891	348,512
Shake Shack Incorporated Class A †	6,447	395,523
Speedway Motorsports Incorporated	2,612	47,434
The Cheesecake Factory Incorporated	8,793	380,297
The Habit Restaurants Incorporated Class A †	4,822	49,184
Town Sports International Holdings Incorporated †	4,981	12,801
Wingstop Incorporated	5,757	458,718
		7,924,819

Household Durables : 2.16%
Bassett Furniture Industries Incorporated	2,267	33,302
Cavco Industries Incorporated †	1,912	274,563
Century Communities Incorporated †	5,648	150,802
CSS Industries Incorporated	2,462	11,695
Ethan Allen Interiors Incorporated	5,251	111,426
Flexsteel Industries Incorporated	1,720	29,498
GoPro Incorporated Class A †	23,018	145,013
Green Brick Partners Incorporated †	5,525	48,012
Hamilton Beach Brand Class A	1,871	32,724
Hooker Furniture Corporation	2,525	67,746
Hovnanian Enterprises Incorporated Class A †	1,073	10,194
iRobot Corporation †	5,380	468,652
KB Home Incorporated	17,844	448,420
La-Z-Boy Incorporated	9,798	315,398
LGI Homes Incorporated †	3,933	268,231
Libbey Incorporated †	7,040	13,094
Lifetime Brands Incorporated	3,102	24,196
M/I Homes Incorporated †	5,832	159,680
MDC Holdings Incorporated	9,859	309,868
Meritage Corporation †	7,630	382,263
Skyline Champion Corporation	9,803	229,292
Sonos Incorporated †	3,748	38,042

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Household Durables (continued)
Tempur-Pedic International Incorporated †	9,052	$577,608
The New Home Company Incorporated †	4,039	15,954
TopBuild Corporation †	7,418	588,025
TRI Pointe Homes Incorporated †	31,073	382,198
Tupperware Brands Corporation	8,944	166,537
Turtle Beach Corporation †	2,242	18,653
Universal Electronics Incorporated †	2,982	117,461
Voxx International Corporation †	4,551	16,247
Vuzix Corporation †	7,550	15,704
William Lyon Homes Class A †	6,782	125,738
Zagg Incorporated †	6,024	40,120
		5,636,356

Internet & Direct Marketing Retail : 0.61%
1-800-Flowers.com Incorporated Class A †	4,906	89,584
Duluth Holdings Incorporated Class B †	4,444	66,438
Gaia Incorporated †	3,121	23,189
Lands End Incorporated †	3,314	40,994
Leaf Group Limited †	3,481	25,028
Liberty Expedia Holdings Incorporated Class A †	10,417	429,493
Liquidity Services Incorporated †	5,929	33,321
Overstock.com Incorporated †	4,629	44,207
PetMed Express Incorporated	4,325	75,558
Shutterfly Incorporated †	7,446	353,536
Shutterstock Incorporated	3,687	140,327
Stitch Fix Incorporated Class A †	9,053	209,667
The Rubicon Project Incorporated †	9,202	50,611
		1,581,953

Leisure Products : 0.48%
Acushnet Holdings Corporation	6,435	151,158
American Outdoor Brands Corporation †	10,166	85,293
Callaway Golf Company	18,717	275,140
Clarus Corporation	4,910	62,603
Escalade Incorporated	2,023	22,516
Johnson Outdoors Incorporated Class A	1,112	82,077
Malibu Boats Incorporated Class A †	4,902	175,982
Marine Products Corporation	2,120	29,341
Mastercraft Boat Holdings Incorporated †	4,453	88,437
Nautilus Group Incorporated †	7,480	20,121
Sturm, Ruger & Company Incorporated	3,297	163,894
Vista Outdoor Incorporated †	12,273	94,134
		1,250,696

Multiline Retail : 0.20%
Big Lots Stores Incorporated	11,508	317,621
Dillard’s Incorporated Class A	2,558	144,936
JCPenny Company Incorporated †	61,123	51,955
Tuesday Morning Corporation †	12,616	19,176
		533,688

Specialty Retail : 3.47%
Abercrombie & Fitch Company Class A	13,828	239,224
America’s Car-Mart Incorporated †	1,319	113,566
Asbury Automotive Group Incorporated †	4,231	313,898
Ascena Retail Group Incorporated †	36,729	38,565
AutoNation Incorporated †	12,876	508,216
Barnes & Noble Education Incorporated †	11,158	35,371
Barnes & Noble Incorporated	11,983	52,605
Bed Bath & Beyond Incorporated	27,343	346,983
Big 5 Sporting Goods Corporation	7,104	14,208
Boot Barn Holdings Incorporated †	6,609	172,693
Build A Bear Workshop Incorporated †	4,462	22,488
Caleres Incorporated	7,621	143,732

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
Camping World Holdings Incorporated Class A	8,025	$84,503
Chico’s FAS Incorporated	22,644	76,310
Children’s Place Retail Stores Incorporated	3,989	369,621
Citi Trends Incorporated	2,656	36,334
Container Store Group Incorporated †	4,446	31,255
Designer Brands Incorporated	14,524	262,739
Destination Xl Group Incorporated †	8,218	13,806
Dick’s Sporting Goods Incorporated	14,719	507,953
Express Incorporated †	16,143	48,590
Francescas Holdings Corporation †	18,145	8,646
GameStop Corporation Class A	20,264	153,601
Genesco Incorporated †	3,577	160,893
GNC Holdings Incorporated Class A †	19,567	27,394
Group 1 Automotive Incorporated	4,084	294,824
Guess? Incorporated	12,145	196,385
Haverty Furniture Companies Incorporated	3,771	65,653
Hibbett Sports Incorporated †	4,059	89,785
Hudson Limited Class A †	9,078	123,279
Kirkland’s Incorporated †	3,999	16,116
Lithia Motors Incorporated Class A	5,224	596,320
MarineMax Incorporated †	5,857	91,252
Monro Muffler Brake Incorporated	6,321	503,847
Murphy USA Incorporated †	6,321	507,323
Office Depot Incorporated	117,915	231,113
Party City Holdco Incorporated †	13,468	106,397
Penske Auto Group Incorporated	7,762	331,593
Pier 1 Imports Incorporated †	28,650	16,611
Rent-A-Center Incorporated †	9,410	224,523
RTW Retailwinds Incorporated †	9,895	18,899
Sally Beauty Holdings Incorporated †	25,561	388,016
Shoe Carnival Incorporated	2,776	71,315
Sleep Number Corporation †	7,032	244,784
Sonic Automotive Incorporated	5,183	90,340
Sportsman’s Warehouse Holdings Incorporated †	9,254	34,055
Tailored Brands Incorporated	11,152	58,660
The Buckle Incorporated	5,697	85,740
The Cato Corporation Class A	4,827	59,807
The Michaels Companies Incorporated †	20,729	188,841
Tile Shop Holdings Incorporated	9,414	39,351
Tilly’s Incorporated Class A	4,748	37,034
Travelcenters of America LLC †	8,222	29,188
Urban Outfitters Incorporated †	16,073	361,160
Vitamin Shoppe Incorporated †	5,716	21,378
Winmark Corporation	496	81,761
Zumiez Incorporated †	4,165	82,384
		9,070,928

Textiles, Apparel & Luxury Goods : 0.68%
Crocs Incorporated †	13,572	262,211
Culp Incorporated	2,378	40,973
Delta Apparel Incorporated †	1,351	29,128
Fossil Group Incorporated †	9,654	94,513
G-III Apparel Group Limited †	10,650	274,025
Lakeland Industries Incorporated †	1,849	22,558
Movado Group Incorporated	3,486	89,799
Oxford Industries Incorporated	3,454	246,063
Rocky Brands Incorporated	1,748	42,756
Steven Madden Limited	16,848	509,820
Superior Uniform Group Incorporated	2,026	32,436
Unifi Incorporated †	3,492	65,824
Vera Bradley Incorporated †	5,963	65,295
		1,775,401

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Consumer Staples : 4.51%
Beverages : 0.47%
Boston Beer Company Incorporated †	1,638	$514,823
Castle Brands Incorporated †	29,982	14,841
Coca Cola Bottling Corporation	907	273,923
Craft Brew Alliance Incorporated †	2,719	37,549
MGP Ingredients Incorporated	2,957	178,041
National Beverage Corporation	2,465	111,295
New Age Beverages Corporation †	5,445	27,552
Primo Water Corporation †	7,310	84,357
		1,242,381

Food & Staples Retailing : 0.88%
BJ’s Wholesale Club Holdings Incorporated †	11,422	285,322
Ingles Markets Incorporated Class A	2,731	81,411
Natural Grocers By Vitamin C †	2,534	26,024
Performance Food Group Company †	19,730	776,376
Pricesmart Incorporated	5,472	265,939
Rite Aid Corporation †	12,316	94,341
Smart & Final Stores Incorporated †	7,354	47,875
SpartanNash Company	6,757	77,976
The Andersons Incorporated	5,471	148,647
The Chef’s Warehouse Incorporated †	5,025	159,142
United Natural Foods Incorporated †	17,102	173,585
Village Super Market Class A	1,669	44,195
Weis Markets Incorporated	2,994	113,173
		2,294,006

Food Products : 2.19%
Alico Incorporated	624	16,080
B&G Foods Incorporated	13,116	287,896
Cal-Maine Foods Incorporated	6,074	224,859
Calavo Growers Incorporated	3,477	304,064
Darling Ingredients Incorporated †	32,551	615,214
Dean Foods Company	21,845	24,030
Farmer Bros Corporation †	2,429	44,499
Fresh Del Monte Produce Incorporated	6,216	155,524
Freshpet Incorporated †	4,868	226,216
Hain Celestial Group Incorporated †	19,758	402,866
Hostess Brands Incorporated †	18,912	253,232
J & J Snack Foods Corporation	2,748	442,016
John B. Sanfilippo & Son Incorporated	1,705	130,688
Lancaster Colony Corporation	3,745	538,643
Landec Corporation †	5,909	58,617
Limoneira Corporation	3,504	66,401
Pilgrim’s Pride Corporation †	12,402	317,119
Sanderson Farms Incorporated	4,469	610,957
Seneca Foods Corporation Class A †	1,520	37,544
Simply Good Foods Company †	12,183	261,813
Tootsie Roll Industries Incorporated	3,662	139,010
TreeHouse Foods Incorporated †	10,636	554,455
		5,711,743

Household Products : 0.41%
Central Garden & Pet Company Class A †	8,061	206,120
Oil Dri Corporation of America	1,175	34,533
Spectrum Brands Holdings Incorporated	8,524	448,959
WD-40 Company	2,528	395,202
		1,084,814

Personal Products : 0.33%
Elf Beauty Incorporated †	5,645	57,523
Inter Parfums Incorporated	3,379	218,892
Lifevantage Corporation †	2,622	29,419

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Personal Products (continued)
Medifast Incorporated	2,408	$310,512
Natural Health Trends Corporation	1,956	19,912
Revlon Incorporated Class A †	1,672	35,413
USANA Health Sciences Incorporated †	2,660	188,275
		859,946

Tobacco : 0.23%
Pyxus International Incorporated †	1,830	32,830
Turning Point Brands Incorporated	1,587	78,128
Universal Corporation	4,741	267,961
Vector Group Limited	24,386	218,255
		597,174

Energy : 2.74%
Energy Equipment & Services : 1.17%
Basic Energy Services Incorporated †	7,311	13,964
Bristow Group Incorporated †	9,150	1,922
C&J Energy Services Incorporated †	13,230	156,643
Cactus Incorporated Class A †	7,628	248,291
Covia Holdings Corporation	10,641	30,965
Dawson Geophysical Corporation †	6,361	14,249
DMC Global Incorporated	2,254	152,461
Era Group Incorporated †	4,527	33,273
Exterran Corporation †	7,549	104,176
Forum Energy Technologies Incorporated †	22,150	84,613
FTS International Incorporated †	8,388	51,586
Gulf Island Fabrication Incorporated †	3,030	24,240
Hornbeck Offshore Services Incorporated †	8,174	10,136
Ion Geophysical Corporation †	2,879	19,548
Keane Group Incorporated †	10,139	74,420
Key Energy Services Incorporated †	4,636	7,881
KLX Energy Services †	3,174	62,528
Liberty Oilfield Services Class A	7,500	95,625
Mammoth Energy Services Incorporated	3,142	32,991
Matrix Service Company †	5,749	104,057
McDermott International Incorporated †	38,000	229,520
Natural Gas Services Group Incoporated †	2,801	42,659
NCS Multistage Holdings Incorporated †	3,957	10,565
Newpark Resources Incorporated †	19,793	138,353
Nine Energy Service Incorporated †	3,711	62,716
Oceaneering International Incorporated †	21,296	349,254
Parker Drilling Company †	1	19
Pioneer Energy Services Corporation †	19,363	6,099
ProPetro Holding Corporation †	16,766	325,596
RigNet Incorporated †	3,933	32,801
Seacor Holdings Incorporated †	3,440	143,138
Seacor Marine Holdings Incorporated †	4,460	61,414
Select Energy Services Incorporated Class A †	12,944	138,501
Solaris Oilfield Infrastructure Incorporated Class A	5,634	80,172
Superior Energy Services Incorporated †	41,779	67,682
Tetra Technologies Incorporated †	30,379	46,784
		3,058,842

Oil, Gas & Consumable Fuels : 1.57%
Adams Resources & Energy Incorporated	487	16,582
Alta Mesa Resources Incorporated †	32,785	4,751
Arch Coal Incorporated	3,195	281,639
Berry Petroleum Corporation	3,319	35,679
Chaparral Energy Incorporated Class A †	7,862	33,178
CNX Resources Corporation †	29,118	224,791
Consol Energy Incorporated †	5,204	136,449
Contango Oil & Gas Company †	6,200	13,268
CVR Energy Incorporated	3,064	130,128

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Denbury Resources Incorporated †	93,193	$134,198
DHT Holdings Incorporated	18,085	100,553
Dorian Lpg Limited †	7,386	52,145
Earthstone Energy Incorporated Class A †	6,285	34,379
Enlink Midstream LLC	12,561	130,383
Euronav NV	1	8
Evolution Petroleum Corporation	6,807	41,591
Falcon Minerals Corporation	8,226	60,708
Goodrich Petroleum Corporation †	2,251	26,044
Green Plains Renewable Energy Incorporated	7,996	104,348
Gulfport Energy Corporation †	26,805	146,623
Halcon Resources Corporation †	40,330	8,623
Hallador Energy Corporation	5,302	30,009
International Seaways Incorporated †	4,577	81,471
Laredo Petroleum Incorporated †	36,935	97,508
Legacy Reserves Incorporated †	42,859	5,405
Lilis Energy Incorporated †	15,747	11,495
Lonestar Resources US Incorporated Class A †	5,688	15,642
Magnolia Oil & Gas Corporation †	20,298	223,887
Nacco Industries Class A	866	43,265
Navigator Holdings Limited †	6,431	64,117
Overseas Shipholding Group Class A †	16,761	25,142
Pacific Ethanol Incorporated †	14,905	14,453
Par Pacific Holdings Incorporated †	6,777	132,829
Penn Virginia Corporation †	2,511	76,586
Renewable Energy Group Incorporated †	7,508	117,425
Rex American Resources Corporation †	1,162	78,400
SilverBow Resources Incorporated †	1,618	23,089
Southwestern Energy Company †	134,972	484,549
SRC Energy Incorporated †	52,755	250,059
Talos Energy Incorporated †	4,041	94,317
Vaalco Energy Incorporated †	13,057	20,761
W&T Offshore Incorporated †	20,874	87,671
World Fuel Services Corporation	13,708	399,451
		4,093,599

Financials : 19.35%
Banks : 10.43%
1st Constitution Bancorp	1,452	27,094
1st Source Corporation	2,107	92,202
ACNB Corporation	1,400	49,980
Allegiance Bancshares Incorporated †	4,405	142,986
Amalgamated Bank of New York Class A	7,268	119,922
American National Bankshares Incorporated	1,875	65,400
Ameris Bancorp	10,649	375,803
AMES National Corporation	1,898	49,917
Arrow Financial Corporation	2,860	92,006
Atlantic Capital Bancshares †	5,414	88,573
Atlantic Union Bankshares Corporation	15,957	515,411
Banc of California Incorporated	9,917	131,202
BancFirst Corporation	3,790	197,952
Bank of Commerce Holdings	3,744	38,563
Bank of Marin Bancorp	2,870	116,264
BankFinancial Corporation	3,055	42,465
Bankwell Financial Group Incorporated	1,398	39,927
Banner Corporation	6,450	325,467
Bar Harbor Bankshares	3,237	76,490
Baycom Corporation †	2,326	50,846
BCB Bancorp Incorporated	2,950	36,108
Berkshire Hills Bancorp Incorporated	9,920	289,565
Boston Private Financial Holdings Incorporated	18,412	188,723
Bridge Bancorp Incorporated	3,867	107,619
Brookline Bancorp Incorporated	16,715	239,860
Bryn Mawr Bank Corporation	4,246	155,234
Business First Bancshares Incorporated	2,487	60,981
Byline Bancorp Incorporated †	4,771	89,027
C&F Financial Corporation	743	35,709

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Banks (continued)
Cadence Bancorp	26,004	$481,074
Cambridge Bancorp	847	69,649
Camden National Corporation	3,352	141,957
Capital City Bank Group Incorporated	2,435	57,003
Capstar Financial Holdings Class I	2,683	39,789
Carolina Financial Corporation	4,530	150,396
CB Financial Services Incorporated	965	22,668
CBTX Incorporated	4,004	109,109
CenterState Banks Incorporated	26,443	578,837
Central Pacific Financial Company	5,995	166,601
Central Valley Community Bancorp	2,661	52,209
Century Bancorp Incorporated Class A	631	56,544
Chemung Financial Corporation	823	36,870
Citizens & Northern Corporation	2,527	69,745
City Holding Company	3,091	225,798
Civista Bancshares Incorporated	3,238	70,265
CNB Financial Corporation	3,203	79,274
Codorus Valley Bancorp Incorporated	2,007	42,187
Community Bank System Incorporated	10,343	639,301
Community Bankers Trust Corporation	4,959	36,102
Community Financial Corporation	1,014	31,464
Community Trust Bancorp	3,286	130,093
ConnectOne Bancorp Incorporated	6,429	135,073
County Bancorp Incorporated	1,236	21,284
Customers Bancorp Incorporated †	6,161	121,495
DNB Financial Corporation	806	34,158
Eagle Bancorp Incorporated	6,905	366,517
Enterprise Bancorp Incorporated	1,983	55,603
Enterprise Financial Service	4,711	184,624
Equity Bancshares Incorporated Class A †	3,148	78,322
Esquire Financial Holdings Class I †	1,373	31,304
Evans Bancorp Incorporated	1,067	37,441
Farmers & Merchants Banco	2,202	65,069
Farmers Natl Banc Corporation	5,660	76,127
FB Financial Corporation	3,583	124,653
Fidelity D&D Bancorp Incorporated	511	30,405
Fidelity Southern Corporation	4,654	131,103
Financial Institutions Incorporated	3,484	94,173
First Bancorp Incorporated	2,096	52,987
First Bancorp of North Carolina	6,520	230,873
First Bancshares Incorporated	2,789	83,112
First Bank	3,624	40,589
First Busey Corporation	9,596	237,117
First Business Financial Service	1,844	42,191
First Choice Bancorp	2,114	45,937
First Citizens BancShares Corporation Class A	1,223	513,782
First Commonwealth Financial Corporation	20,940	263,216
First Community Bancshares	3,031	99,296
First Community Corporation	1,542	27,417
First Financial Bancorp	19,878	443,677
First Financial Corporation	2,150	81,335
First Financial Northwest	1,963	29,759
First Foundation Incorporated	8,560	112,222
First Guaranty Bancshares Incorporated	1,182	24,349
First Internet Bancorp	2,364	48,060
First Interstate BancSystem Class A	7,793	287,640
First Merchants Corporation	10,468	348,061
First Mid-Illinois Bancshares	2,548	85,154
First Midwest Bancorp Incorporated	22,583	440,143
First Northwest Bancorp	2,081	33,421
First of Long Island Corporation	5,023	107,241
First United Corporation	1,567	28,206
Flushing Financial Corporation	5,781	121,574
Franklin Financial Network	3,200	84,000
FVCBankcorp Incorporated †	2,143	38,038
German American Bancorp	4,819	134,306
Great Southern Bancorp Incorporated	2,601	143,627
Great Western Bancorp Incorporated	12,499	388,344

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Banks (continued)
Guaranty Bancshares Incorporated	1,807	$52,855
Hanmi Financial Corporation	6,989	144,113
Harborone Bancorp Incorporated †	3,300	59,202
Hawthorn Bancshares Incorporated	1,194	31,498
Heartland Financial USA Incorporated	6,903	285,025
Heritage Commerce Corporation	9,307	110,846
Heritage Financial Corporation	7,747	217,691
Hilltop Holdings Incorporated	15,351	309,016
Hometrust Bancshares Incorporated	3,574	87,492
Hope Bancorp Incorporated	28,066	361,209
Horizon Bancorp Indiana	7,837	121,552
Howard Bancorp Incorporated †	3,118	43,340
Independent Bank Corporation	6,703	464,853
Independent Bank Corporation	5,147	108,859
Independent Bank Group Incorporated	6,980	360,447
International Bancshares Corporation	12,350	450,281
Investar Holding Corporation	1,883	44,985
Lakeland Bancorp Incorporated	9,845	151,711
Lakeland Financial Corporation	5,259	231,133
LCNB Corporation	2,803	47,567
LegacyTexas Financial Group	9,984	364,416
Live Oak Bancshares Incorporated	5,888	91,441
Macatawa Bank Corporation	5,646	57,307
Mackinac Financial Corporation	2,068	32,571
Malvern Bancorp Incorporated †	1,611	32,059
MBT Financial Corporation	3,639	33,260
Mercantile Bank Corporation	3,588	110,690
Metropolitan Bank Holding Corporation †	1,127	44,776
Mid Penn Bancorp Incorporated	1,457	34,968
Middlefield Banc Corporation	685	26,893
Midland States Bancorp Incorporated	4,355	106,698
Midsouth Bancorp Incorporated	3,291	37,057
Midwestone Financial Group Class I	2,472	68,820
Mutualfirst Financial Incorporated	1,653	49,392
MVB Financial Corporation	2,114	33,507
National Bank Holdings Corporation Class A	5,662	198,680
National Bankshares Incorporated	1,475	55,991
NBT Bancorp Incorporated	8,809	316,684
Nicolet Bankshares Incorporated †	1,717	100,427
Northeast Bank	1,786	36,899
Northrim BanCorp Incorporated	1,562	52,218
Norwood Financial Corporation	1,264	40,511
Oak Valley Bancorp	1,491	28,046
Ohio Valley Banc Corporation	901	32,706
Old Line Bancshares Incorporated	2,993	73,718
Old Point Financial Corporation	749	15,969
Old Second Bancorp Incorporated	6,365	77,653
Opus Bank	4,786	96,055
Origin Bancorp Incorporated	1,321	44,069
Orrstown Financial Services Incorporated	2,032	43,160
Pacific Mercantile Bancorp †	4,485	34,848
Pacific Premier Bancorp Incorporated	13,303	376,475
Park National Corporation	2,837	268,068
Parke Bancorp Incorporated	1,844	37,433
Peapack-Gladstone Financial Corporation	3,881	104,942
Penns Woods Bancorp Incorporated	1,016	42,509
People S Utah Bancorp	3,490	97,720
Peoples Bancorp Incorporated	3,804	117,582
Peoples Bancorp of North Carolina Incorporated	1,024	28,006
Peoples Financial Services	1,379	59,849
Plumas Bancorp	785	19,146
Preferred Bank (Los Angeles)	3,124	136,737
Premier Financial Bancorp	2,521	39,353
QCR Holdings Incorporated	3,270	104,902
RBB Bancorp	3,292	60,935
Reliant Bancorp Incorporated	2,096	45,609
Renasant Corporation	12,453	420,911
Republic Bancorp Incorporated Class A	2,190	100,390
Republic First Bancorp Incorporated †	10,477	50,709

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Banks (continued)
S&T Bancorp Incorporated	7,097	$267,557
Sandy Spring Bancorp Incorporated	7,348	236,238
SB Financial Group Incorporated	1,184	20,945
SB One Bancorp	1,590	34,901
Seacoast Banking Corporation †	10,456	242,475
Select Bancorp Incorporated †	3,693	40,808
ServisFirst Bancshares Incorporated	10,142	317,850
Shore Bancshares Incorporated	2,732	41,936
Sierra Bancorp	2,975	73,780
Simmons First National Corporation Class A	18,490	421,757
Smartfinancial Incorporated †	2,690	55,172
Southern First Bancshares †	1,624	57,863
Southern National Bancorp of Virginia	4,602	63,554
Southside Bancshares Incorporated	6,783	220,922
Stock Yards Bancorp Incorporated	4,397	146,552
Summit Financial Group Incorporated	2,357	58,336
The Bancorp Incorporated †	11,667	103,836
The Bank of Princeton	1,272	35,680
Tompkins Trust Company Incorporated	3,064	242,148
Towne Bank	13,677	346,849
TriCo Bancshares	5,507	205,411
TriState Capital Holdings Incorporated †	5,540	113,958
Triumph Bancorp Incorporated †	5,115	143,578
Trustmark Corporation	13,101	416,219
Two River Bancorp	1,396	20,214
Union Bankshares Incorporated	721	23,735
United Community Bank	16,227	430,178
United Security Bancshare	3,064	31,253
Unity Bancorp Incorporated	1,711	34,477
Univest Corporation of Pennsylvania	6,029	143,973
Veritex Holdings Incorporated	9,562	243,162
Washington Trust Bancorp	2,992	146,877
WesBanco Incorporated	11,122	395,165
West Bancorporation	3,112	64,730
Westamerica Bancorporation	5,500	329,395
		27,269,180

Capital Markets : 1.93%
Ares Management Corporation Class A	14,959	384,297
Artisan Partners Asset Management Incorporated Class A	11,067	261,735
Associated Capital Group Class A	642	23,953
B. Riley Financial Incorporated	3,595	71,289
Blucora Incorporated †	9,219	285,512
BrightSphere Investment Group Incorporated	17,762	190,764
Cohen & Steers Incorporated	4,287	219,580
Cowen Incorporated †	5,930	89,840
Diamond Hill Investment Group	780	111,930
Donnelley Financial Solutions †	7,108	87,642
Federated Investors Incorporated Class B	19,321	589,870
Focus Financial Partners Class A †	4,018	112,705
Gain Capital Holdings Incorporated	5,486	21,341
Gamco Investors Incorporated Class A	1,308	22,301
Greenhill & Company Incorporated	3,070	45,958
Hamilton Lane Incorporated Class A	3,580	175,993
Houlihan Lokey Incorporated	6,917	312,718
IINTL FC Stone Incorporated †	3,059	106,331
Ladenburg Thalmann Financial Services Incorporated	21,817	69,814
Moelis Company Class A	9,625	305,883
Morningstar Incorporated	3,969	555,819
PJT Partners Incorporated Class A	4,055	149,630
Pzena Investment Managm Class A	4,312	38,118
Siebert Financial Corporation †	2,060	18,313
Victory Capital Holding Class A †	2,956	48,567
Virtu Financial Incorporated Class A	12,722	292,860
Virtus Investment Partners Incorporated	1,481	150,455
Waddell & Reed Financial Incorporated Class A	16,368	264,343

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Capital Markets (continued)
Westwood Holdings Group Incorporated	1,772	$51,866
		5,059,427

Consumer Finance : 0.47%
Curo Group Holdings Corporation †	3,782	35,437
Elevate Credit Incorporated †	7,368	31,388
Encore Capital Group Incorporated †	7,199	247,214
Enova International Incorporated †	6,496	138,690
Ezcorp Incorporated †	10,142	89,047
Nelnet Incorporated Class A	2,736	162,108
PRA Group Incorporated †	10,321	284,963
Regional Management Corporation †	2,017	49,759
World Acceptance Corporation †	1,355	179,253
		1,217,859

Diversified Financial Services : 0.27%
Cannae Holdings Incorporated †	13,431	341,550
FGL Holdings	32,501	258,383
Marlin Business Services Incorporated	2,004	44,689
On Deck Capital Incorporated †	12,818	51,528
		696,150

Insurance : 2.49%
Ambac Financial Group Incorporated †	9,709	147,577
American National Insurance Company	1,536	174,136
Amerisafe Incorporated	3,801	226,426
Argo Group International Holdings Limited	6,503	458,396
Atlas Financial Holdings Incorporated †	6,635	4,797
Crawford & Company Class A	3,612	29,546
Crawford & Company Class B	2,814	23,412
Donegal Group Incorporated Class A	2,424	35,027
EMC Insurance Group Incorporated	1,831	66,062
Employers Holdings Incorporated	6,714	278,900
FBL Financial Group Incorporated	2,021	124,413
FedNat Holding Company	2,607	35,247
Genworth Financial Incorporated Class A †	105,158	306,010
Goosehead Insurance Incorporated Class A	2,059	75,421
Hallmark Financial Services Incorporated †	2,936	34,615
HCI Group Incorporated	1,569	63,780
Health Insurance Innovations Incorporated Class A †	3,142	81,032
Heritage Insurance Holdings Incorporated	5,267	77,056
Horace Mann Educators Corporation	8,438	341,823
Independence Holding Company	1,092	40,764
Investors Title Company	280	43,235
James River Group Holdings Limited	5,884	262,426
Kingstone Company Incorporated	2,226	19,856
Kinsale Capital Group Incorporated	3,854	322,927
Maiden Holdings Limited	26,676	14,408
Mercury General Corporation	5,539	319,323
National General Holdings Corporation	12,421	282,205
National Western Life Group Class A	462	123,188
NI Holdings Incorporated †	2,119	35,896
ProAssurance Corporation	11,325	424,914
Protective Insurance Corporation Class B	2,189	37,541
RLI Corporation	8,612	739,599
Safety Insurance Group Incorporated	2,908	265,006
State Auto Financial Corporation	3,432	117,340
Stewart Information Services Corporation	4,632	190,514
Tiptree Incorporated	5,999	36,294
Trupanion Incorporated †	6,015	176,420
United Fire Group Incorporated	4,340	203,720
United Insurance Holdings Company	4,515	60,862
Universal Insurance Holdings Company	7,024	203,977
		6,504,091

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Mortgage REITs : 1.28%
AG Mortgage Investment Trust Incorporated	5,805	$89,513
Anworth Mortgage Asset Corporation	19,980	75,724
Apollo Commercial Real Estate Finance Incorporated	24,206	444,906
Arbor Realty Trust Incorporated	12,379	152,385
Ares Commercial Real Estate	5,339	78,377
Arlington Asset Investment Class A	6,380	42,682
ARMOUR Residential REIT Incorporated	8,353	145,342
Capstead Mortgage Corporation	18,841	149,032
Cherry Hill Mortgage Investment REIT	3,230	52,649
Dynex Capital Incorporated	11,452	62,986
Ellington Residential Mortgage REIT	2,381	25,310
Exantas Capital Corporation REIT	6,466	70,479
Granite Point Mortgage Trust Incorporated	8,475	157,550
Great Ajax Corporation REIT	3,383	42,964
Invesco Mortgage Capital Incorporated	21,950	337,811
KKR Real Estate Finance Trust	4,214	83,353
Ladder Capital Corporation	17,685	281,192
New York Mortgage Trust Incorporated	27,814	167,997
PennyMac Mortgage Investment Trust	11,890	247,312
Ready Capital Corporation	6,412	93,423
Redwood Trust Incorporated	16,633	264,964
Tpg Re Finance Trust Incorporated	10,022	192,122
Western Asset Mortgage Capital REIT	9,776	94,729
		3,352,802

Thrifts & Mortgage Finance : 2.48%
Axos Financial Incorporated †	11,582	316,304
Bridgewater Bancshares Incorporated †	4,520	49,630
Capitol Federal Financial Incorporated	27,938	371,017
Dime Community Bancshares	6,719	119,464
Entegra Financial Corporation †	1,691	50,138
Essa Bancorp Incorporated	1,872	28,361
Federal Agricultural Mortgage Corporation Class C	1,836	125,637
First Defiance Financial Corporation	4,275	115,853
Flagstar Bancorp Incorporated	6,700	210,916
FS Bancorp Incorporated	761	35,881
Greene County Bancorp Incorporated	728	21,294
Hingham Institution For Savings Corporation	311	56,154
Home Bancorp Incorporated	1,718	61,247
Homestreet Incorporated †	5,862	166,774
Kearny Financial Corporation	18,149	243,378
Luther Burbank Corporation	3,938	39,183
Merchants Bancorp Incorporated	3,795	69,069
Meridian Bancorp Incorporated	10,195	176,068
Meta Financial Group Incorporated	7,954	208,156
MMA Capital Management LLC †	1,064	33,101
Mr. Cooper Group Incorporated †	16,033	121,370
NMI Holdings Incorporated Class A †	13,274	361,849
Northfield Bancorp Incorporated	9,128	137,011
Northwest Bancshares Incorporated	19,580	328,357
OceanFirst Financial Corporation	8,772	208,949
Ocwen Financial Corporation †	32,658	50,620
OP Bancorp	3,253	31,131
Oritani Financial Corporation	8,351	133,616
PCSB Financial Corporation	3,543	69,585
PDL Community Bancorp †	1,961	27,611
PennyMac Financial Services Incorporated	4,214	89,379
Provident Bancorp Incorporated †	1,061	24,987
Provident Financial Holdings	1,162	23,205
Provident Financial Services Incorporated	12,843	306,177
Prudential Bancorp Incorporated	1,375	23,843
Riverview Bancorp Incorporated	5,084	39,401
Southern Missouri Bancorp	1,595	51,957
Standard AVB Financial Corporation	812	22,103
Sterling Bancorp Incorporated	3,881	34,502
Territorial Bancorp Incorporated	1,787	48,070
Timberland Bancorp Incorporated	1,745	42,543

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Thrifts & Mortgage Finance (continued)
Trustco Bank Corporation	20,700	$152,766
United Community Financial Corporation	10,673	97,765
United Financial Bancorp Incorporated	10,450	136,268
Walker & Dunlop Incorporated	6,215	312,428
Washington Federal Incorporated	17,047	538,174
Waterstone Financial Incorporated	5,390	88,989
Western New England Bancorp	5,908	54,117
WSFS Financial Corporation	10,551	418,769
		6,473,167

Health Care : 10.77%
Biotechnology : 3.19%
Achaogen Incorporated †	26,604	1,993
Acorda Therapeutics Incorporated †	11,984	111,331
ADMA Biologics Incorporated †	6,956	28,867
Aeglea BioTherapeutics Incorporated †	4,323	26,976
AgeX Therapeutics Incorporated †	4,174	11,729
Akebia Therapeutics Incorporated †	8,436	37,540
Albireo Pharma Incorporated †	1,585	52,147
Aldeyra Therapeutics Incorporated †	4,917	34,271
Allogene Therapeutics Incorporated †	4,706	123,438
AMAG Pharmaceuticals Incorporated †	7,141	68,054
Anavex Life Sciences Corporation †	11,269	32,567
Anika Therapeutics Incorporated †	3,260	123,880
Aptinyx Incorporated †	3,847	11,926
Arcus Biosciences Incorporated †	5,638	47,810
Ardelyx Incorporated †	10,850	29,621
Arqule Incorporated †	22,158	159,316
Athenex Incorporated †	7,691	111,135
Athersys Incorporated †	26,087	43,304
Aveo Pharmaceuticals Incorporated †	27,121	23,221
Avid Bioservices Incorporated †	11,448	44,533
Biospecifics Technologies †	1,109	65,597
Calithera Biosciences Incorporated †	6,499	34,185
CareDx Incorporated †	5,670	179,285
Casi Pharmaceuticals Incorporated †	9,294	29,462
Catalyst Biosciences Incorporated †	3,095	24,327
Celcuity Incorporated †	1,376	29,020
Chemocentryx Incorporated †	7,935	89,507
Cohbar Incorporated †	6,737	11,588
Conatus Pharmaceuticals Incorporated †	21,054	16,262
Concert Pharmaceuticals Incorporated †	4,616	47,037
Contrafect Corporation †	26,001	10,868
Corbus Pharmaceuticals Holdings †	10,025	70,275
Crinetics Pharmaceuticals Incorporated †	1,467	38,553
Cti Biopharma Corporation †	12,593	10,328
Cue Biopharma Incorporated †	3,337	27,564
Cyclerion Therapeutics Incorporated †	3,183	44,403
CytomX Therapeutics Incorporated †	8,258	79,772
Eagle Pharmaceuticals Incorporated †	2,754	139,931
Eiger BioPharmaceuticals Incorporated †	3,349	36,772
Emergent BioSolutions Incorporated †	9,368	373,971
Enanta Pharmaceuticals Incorporated †	3,070	277,743
Fate Therapeutics Incorporated †	8,190	157,903
Genomic Health Incorporated †	4,263	222,742
Halozyme Therapeutics Incorporated †	26,250	387,188
Infinity Pharmaceuticals Incorporated †	12,255	20,221
Inovio Pharmaceuticals Incorporated †	18,476	44,158
Insys Therapeutics Incorporated †	8,320	6,302
Invitae Corporation †	13,802	240,845
Ironwood Pharmaceuticals Incorporated	32,292	352,952
Iveric Bio Incorporated †	10,896	15,036
Jounce Therapeutics Incorporated †	4,635	20,626
Kadmon Holdings Incorporated †	25,768	57,205
KalVista Pharmaceuticals Incorporated †	1,572	33,405
Kindred Biosciences Incorporated †	7,333	58,224
Kiniksa Pharmaceuticals Limited Class A †	1,344	20,496

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Biotechnology (continued)
Krystal Biotech Incorporated †	1,749	$54,954
Macrogenics Incorporated †	9,434	173,020
Mannkind Corporation †	31,617	36,676
Medicinova Incorporated †	7,148	70,908
Mei Pharma Incorporated †	16,520	47,247
Minerva Neurosciences Incorporated †	6,997	36,454
Miragen Therapeutics Incorporated †	7,260	17,206
Momenta Pharmaceuticals Incorporated †	12,816	149,050
Myovant Sciences Limited †	4,205	41,335
Myriad Genetics Incorporated †	14,438	357,629
Natera Incorporated †	8,345	191,101
OPKO Health Incorporated †	72,707	130,146
Organovo Holdings Incorporated †	25,846	14,293
Palatin Technologies Incorporated †	43,670	58,518
PDL BioPharma Incorporated †	29,449	83,046
Pfenex Incorporated †	5,984	38,956
Pieris Pharmaceuticals Incorporated †	12,393	51,307
Principia Biopharma Incorporated †	1,071	31,337
Protagonist Therapeutics Incorporated †	3,321	33,409
Proteostasis Therapeutics Incorporated †	13,518	13,276
PTC Therapeutics Incorporated †	9,279	372,088
Recro Pharma Incorporated †	3,925	37,523
REGENXBIO Incorporated †	7,315	314,691
Repligen Corporation †	8,130	564,791
Retrophin Incorporated †	8,103	150,149
Rocket Pharmaceuticals Incorporated †	4,503	73,534
Savara Incorporated †	6,744	73,105
Sorrento Therapeutics Incorporated †	19,590	55,048
Spring Bank Pharmaceuticals †	3,147	17,655
Syndax Pharmaceuticals Incorporated †	5,132	37,464
Synlogic Incorporated †	4,547	33,875
T2 Biosystems Incorporated †	9,488	18,502
Tyme Technologies Incorporated †	10,872	12,720
Unum Therapeutics Incorporated †	5,348	16,686
Vanda Pharmaceuticals Incorporated †	9,064	133,060
Veracyte Incorporated †	6,256	141,761
Vericel Corporation †	8,320	130,208
Viking Therapeutics Incorporated †	14,077	108,252
XOMA Corporation †	1,713	32,067
		8,350,459

Health Care Equipment & Supplies : 2.58%
Accuray Incorporated †	18,609	69,039
AngioDynamics Incorporated †	7,187	135,044
Antares Pharma Incorporated †	33,320	92,963
Apyx Medical Corporation †	7,353	44,339
Atricure Incorporated †	7,648	224,086
Atrion Corporation	283	249,948
Avanos Medical Incorporated †	9,292	350,123
Axogen Incorporated †	7,408	155,049
BioLife Solutions Incorporated †	2,777	49,236
Cardiovascular Systems Incorporated †	7,010	273,040
CONMED Corporation	5,220	420,106
CryoLife Incorporated †	7,035	202,256
Cryoport Incorporated †	6,079	101,641
Cutera Incorporated †	3,152	53,111
Cytosorbents Corporation †	6,439	40,630
Endologix Incorporated †	3,290	23,162
Fonar Corporation †	1,560	29,952
Glaukos Corporation †	6,404	412,930
Heska Corporation †	1,448	101,505
Integer Holdings Corporation †	6,425	450,393
Intricon Corporation †	2,016	52,597
Invacare Corporation	7,287	43,212
IRadimed Corporation †	1,221	25,482
Lantheus Holdings Incorporated †	7,593	182,156
LeMaitre Vascular Incorporated	3,339	86,180

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Meridian Bioscience Incorporated	8,683	$98,118
Mesa Laboratories Incorporated	717	179,021
Misonix Incorporated †	1,525	34,130
Natus Medical Incorporated †	7,019	174,773
Neuronetics Incorporated †	1,611	18,559
Nuvectra Corporation †	4,379	16,596
OraSure Technologies Incorporated †	12,592	104,514
Orthopediatrics Corporation †	1,503	58,392
Oxford Immunotec Global plc †	5,432	79,416
Quidel Corporation †	7,904	437,091
RTI Biologics Incorporated †	12,435	52,600
Seaspine Holdings Corporation †	3,763	51,290
STAAR Surgical Company †	9,203	213,234
Surmodics Incorporated †	2,723	110,445
Tactile Systems Technology Class I †	3,275	157,298
Tandem Diabetes Care Incorporated †	9,828	673,808
Utah Medical Products Incorporated	795	63,401
Varex Imaging Corporation †	8,039	214,481
Viewray Incorporated †	15,871	133,316
		6,738,663

Health Care Providers & Services : 2.13%
AAC Holdings Incorporated †	4,780	4,302
Addus Homecare Corporation †	1,969	134,640
Amedisys Incorporated †	4,749	533,360
American Renal Associates Holdings †	3,814	24,753
Apollo Medical Holdings Incorporated †	4,679	83,473
BioScrip Incorporated †	28,023	58,008
CorVel Corporation †	2,072	153,287
Cross Country Healthcare Incorporated †	8,524	60,606
Diplomat Pharmacy Incorporated †	13,265	61,284
Ensign Group Incorporated	9,228	491,483
Enzo Biochem Incorporated †	11,050	35,581
LHC Group Incorporated †	5,784	655,212
Magellan Health Services Incorporated †	4,452	293,966
National Healthcare Corporation	2,110	163,884
National Research Corporation Class A	2,363	120,489
Owens & Minor Incorporated	15,324	41,222
Patterson Companies Incorporated	17,654	371,087
PetIQ Incorporated †	3,285	86,166
Premier Incorporated Class A †	10,525	386,794
Providence Service Corporation †	2,441	157,884
Psychemedics Corporation	1,481	15,269
Quorum Health Corporation †	14,926	26,270
R1 RCM Incorporated †	17,956	210,803
RadNet Incorporated †	8,182	98,839
Select Medical Holdings Corporation †	21,727	305,264
Surgery Partners Incorporated †	4,295	36,808
Tenet Healthcare Corporation †	21,738	433,890
Tivity Health Incorporated †	12,748	233,288
U.S. Physical Therapy Incorporated	2,599	290,334
		5,568,246

Health Care Technology : 0.95%
Allscripts Healthcare Solutions Incorporated †	37,398	363,883
Computer Programs & Systems Incorporated	2,807	72,449
HealthStream Incorporated †	5,053	126,325
HMS Holdings Corporation †	14,883	452,890
Inovalon Holdings Incorporated Class A †	14,724	203,044
NextGen Healthcare Incorporated †	10,549	203,068
Omnicell Incorporated †	8,181	649,980
OptimizeRx Corporation †	2,118	32,596
Simulations Plus Incorporated	2,549	63,903
Tabula Rasa Healthcare Incorporated †	3,202	144,634

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Health Care Technology (continued)
Vocera Communications Incorporated †	5,345	$172,964
		2,485,736

Life Sciences Tools & Services : 0.62%
Cambrex Corporation †	7,194	286,321
Chromadex Corporation †	9,279	36,930
Codexis Incorporated †	10,843	196,258
Harvard Bioscience Incorporated †	8,402	19,073
Luminex Corporation	8,911	188,022
Medpace Holdings Incorporated †	5,570	300,669
Nanostring Technologies Incorporated †	5,113	145,414
Neogenomics Incorporated †	20,225	439,085
		1,611,772

Pharmaceuticals : 1.30%
AcelRx Pharmaceuticals Incorporated †	13,809	35,765
Adamis Pharmaceuticals Corporation †	12,580	18,996
Akorn Incorporated †	29,864	123,040
Amneal Pharmaceuticals Incorporated †	23,659	178,389
Amphastar Pharmaceuticals Incorporated †	7,110	136,868
ANI Pharmaceuticals Incorporated †	1,758	122,462
Aquestive Therapeutics Incorporated †	4,245	15,791
Arvinas Incorporated †	2,119	44,329
Assertio Therapeutics Incorporated †	14,889	43,625
BioDelivery Sciences International Incorporated †	10,480	45,483
Collegium Pharmaceutical Incorporated †	5,940	68,369
Corcept Therapeutics Incorporated †	16,346	159,864
Cormedix Incorporated †	3,667	23,542
Cymabay Therapeutics Incorporated †	10,892	131,575
Dova Pharmaceuticals Incorporated †	3,120	27,518
Durect Corporation †	40,995	22,391
Eloxx Pharmaceuticals Incorporated †	4,816	43,296
Eyepoint Pharmaceuticals Incorporated †	13,389	21,021
Innovate Biopharmaceuticals †	9,110	11,661
Innoviva Incorporated †	13,666	186,814
Intersect ENT Incorporated †	5,538	130,586
Lannett Company Incorporated †	7,625	40,108
Mallinckrodt plc †	17,972	156,177
Neos Therapeutics Incorporated †	7,929	11,338
Pacira Pharmaceuticals Incorporated †	7,947	345,774
Phibro Animal Health Corporation Class A	4,204	124,354
Prestige Consumer Healthcare Incorporated †	11,622	337,387
Reata Pharmaceuticals Incorporated Class A †	3,627	309,274
Siga Technologies Incorporated †	11,125	59,408
Strongbridge Biopharma plc †	10,503	29,829
Supernus Pharmaceuticals Incorporated †	12,652	379,940
Teligent Incorporated †	16,690	10,850
		3,395,824

Industrials : 14.71%
Aerospace & Defense : 0.76%
AAR Corporation	6,765	203,559
Aerojet Rocketdyne Holdings †	13,092	505,089
AeroVironment Incorporated †	4,406	285,289
Astronics Corporation	4,458	181,307
Cubic Corporation	5,421	305,853
Ducommun Incorporated †	2,203	99,421
KEYW Holding Corporation †	10,513	118,271
National Presto Industries Incorporated	1,053	103,078
Vectrus Incorporated †	2,615	92,283
Wesco Aircraft Holdings Incorporated †	10,980	107,824
		2,001,974

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Air Freight & Logistics : 0.48%
Air Transport Services Group †	11,362	$249,282
Atlas Air Worldwide Holdings Incorporated †	5,156	182,471
Echo Global Logistics Incorporated †	6,581	129,448
Forward Air Corporation	6,330	353,404
Hub Group Incorporated Class A †	7,293	284,135
Radiant Logistics Incorporated †	8,449	53,736
		1,252,476

Airlines : 0.25%
Allegiant Travel Company	2,387	334,443
Hawaiian Holdings Incorporated	13,246	330,885
		665,328

Building Products : 1.49%
Advanced Drainage Systems Incorporated	7,977	228,780
American Woodmark Corporation †	3,476	251,975
Apogee Enterprises Incorporated	5,989	217,101
Armstrong Flooring Incorporated †	4,992	52,616
Armstrong World Industries Incorporated	9,446	837,832
Continental Building Product †	7,187	164,007
Cornerstone Building Brands Incorporated †	9,637	42,306
CSW Industrials Incorporated	3,214	205,471
Gibraltar Industries Incorporated †	6,514	232,550
Griffon Corporation	9,128	131,261
Insteel Industries Incorporated	4,003	73,175
Patrick Industries Incorporated †	5,395	220,062
PGT Incorporated †	12,233	183,006
Quanex Building Products Corporation	8,076	125,259
Simpson Manufacturing Company Incorporated	8,639	525,597
Universal Forest Products Incorporated	12,206	393,644
		3,884,642

Commercial Services & Supplies : 2.68%
ABM Industries Incorporated	14,710	533,238
ACCO Brands Corporation	23,445	172,321
Advanced Disposal Services Incorporated †	15,001	482,132
Arc Document Solutions Incorporated †	9,845	19,690
Brady Corporation Class A	9,391	434,803
BrightView Holdings Incorporated †	5,722	95,615
Casella Waste Systems Incorporated Class A †	8,294	321,144
Ceco Environmental Corporation †	6,772	59,932
Covanta Holding Corporation	23,511	396,395
Ennis Incorporated	5,628	104,231
Healthcare Services Group Incorporated	15,364	485,656
Heritage Crystal Clean Incorporated †	3,803	95,075
Herman Miller Incorporated	12,116	429,997
HNI Corporation	9,105	301,922
Interface Incorporated	12,089	174,928
Kimball International Incorporated Class B	7,835	120,972
Knoll Incorporated	10,391	204,079
LSC Communications Incorporated	8,540	41,419
Matthews International Corporation Class A	6,243	212,449
McGrath RentCorp	4,631	260,401
Multi-Color Corporation	3,189	158,621
NRC Group Holdings Corporation †	5,032	42,118
Pitney Bowes Incorporated	37,682	137,539
Quad Graphics Incorporated	7,785	65,160
RR Donnelley & Sons Company	17,539	38,937
SP Plus Corporation †	4,816	149,440
Steelcase Incorporated Class A	17,220	276,209
TEAM Incorporated †	6,260	90,895
UniFirst Corporation	3,215	510,478
US Ecology Incorporated	4,969	295,755
Viad Corporation	4,102	257,770

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Commercial Services & Supplies (continued)
VSE Corporation	1,698	$40,939
		7,010,260

Construction & Engineering : 0.63%
Ameresco Incorporated Class A †	3,787	54,912
Argan Incorporated	3,170	145,598
Comfort Systems Incorporated	7,689	362,767
Construction Partners Incorporated Class A †	3,029	39,407
Goldfield Corporation †	5,118	12,386
Great Lakes Dredge & Dock Company †	10,884	115,806
HC2 Holdings Incorporated †	10,626	24,546
IES Holdings Incorporated †	1,823	32,668
MYR Group Incorporated †	3,499	112,983
Northwest Pipe Company †	2,062	47,921
Nv5 Global Incorporated †	2,275	176,881
Orion Marine Group Incorporated †	8,126	20,071
Primoris Services Corporation	9,374	170,982
Sterling Construction Company Incorporated †	6,239	74,494
Tutor Perini Corporation †	8,311	120,842
WillScot Corporation †	9,931	134,863
		1,647,127

Electrical Equipment : 0.65%
Allied Motion Technologies	1,624	52,731
American Superconductor Corporation †	3,092	30,085
Atkore International Incorporated †	8,975	209,925
AZZ Incorporated	5,731	241,160
Babcock & Wilcox Enterprises Incorporated †	47,273	20,327
Bloom Energy Corporation Class A †	3,742	40,414
Encore Wire Corporation	4,054	202,335
GrafTech International Limited	18,343	181,779
LSI Industries Incorporated	7,296	25,828
Powell Industries Incorporated	2,224	76,550
Preformed Line Products Company	548	25,761
Sunrun Incorporated †	18,479	289,381
Thermon Group Holdings Incorporated †	6,559	144,167
TPI mposites Incorporated †	5,144	107,252
Vivint Solar Incorporated †	7,988	52,082
		1,699,777

Industrial Conglomerates : 0.09%
Raven Industries Incorporated	7,417	242,907

Machinery : 3.56%
Alamo Group Incorporated	2,046	194,227
Albany International Corporation Class A	5,787	405,495
Astec Industries Incorporated	4,568	134,436
Blue Bird Corporation †	3,691	69,465
Briggs & Stratton Corporation	9,276	87,194
Circor International Incorporated †	4,479	189,283
Columbus McKinnon Corporation	5,034	182,533
Commercial Vehicle Group Incorporated †	6,753	41,936
Douglas Dynamics Incorporated	4,367	162,016
Eastern Company	1,133	27,555
EnPro Industries Incorporated	4,456	247,263
ESCO Technologies Incorporated	5,140	359,235
Evoqua Water Technologies Company †	11,495	135,296
Federal Signal Corporation	12,829	306,485
Foster Company Class A †	2,180	52,691
Franklin Electric Company Incorporated	8,213	359,976
FreightCar America Incorporated †	3,804	22,938
Gencor Industries Incorporated †	2,004	22,204
Global Brass & Copper Holdings Incorporated	4,998	218,063
Gorman Rupp Company	4,259	126,365

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Machinery (continued)
Graham Corporation	2,113	$43,126
Harsco Corporation †	19,684	492,100
Hillenbrand Incorporated	11,685	435,033
Hurco Companies Incorporated	1,400	49,084
Hyster Yale Materials Handeling Incorporated	1,980	87,080
Kadant Incorporated	2,265	183,873
Lindsay Manufacturing Company	2,141	169,953
Lydall Incorporated †	3,742	67,655
Manitex International Incorporated †	3,760	22,447
Meritor Incorporated †	16,014	322,842
Milacron Holdings Corporation †	15,160	174,037
Miller Industries Incorporated	2,371	62,950
Mueller Industries Incorporated	10,867	292,866
Mueller Water Products Incorporated Class A	31,740	293,278
NN Incorporated	9,157	70,967
Omega Flex Incorporated	637	54,413
Park Ohio Holdings Corporation	2,034	63,501
REV Group Incorporated	6,693	74,158
Spartan Motors Incorporated	7,427	64,095
SPX Corporation †	9,031	268,582
Standex International Corporation	2,794	181,722
Tennant Company	3,573	205,841
The Greenbrier Companies Incorporated	7,181	195,395
The Timken Company	14,041	617,944
Titan International Incorporated	12,503	52,763
Trimas Corporation †	9,413	269,682
Twin Disc Incorporated †	2,857	41,198
Wabash National Corporation	12,566	169,767
Watts Water Technologies Incorporated	5,599	455,703
Welbilt Incorporated †	30,396	469,010
		9,295,721

Marine : 0.13%
Genco Shipping & Trading Limited †	3,856	27,879
Matson Incorporated	9,112	311,813
		339,692

Professional Services : 1.76%
Acacia Research-Acacia Technologies †	11,065	34,523
Barrett Business Services Incorporated	1,610	115,952
BG Staffing Incorporated	2,049	34,874
CBIZ Incorporated †	10,941	216,632
CRA International Incorporated	1,669	62,487
Exponent Incorporated	9,892	554,447
Forrester Research Incorporated	2,182	99,346
Franklin Covey Company †	2,032	63,195
FTI Consulting Incorporated †	8,223	690,074
GP Strategies Corporation †	2,939	40,088
Heidrick & Struggles International Incorporated	3,946	119,801
Hill International Incorporated †	10,546	27,736
Huron Consulting Group Incorporated †	4,566	224,784
ICF International Incorporated	3,621	263,935
InnerWorkings Incorporated †	11,786	39,955
Kelly Services Incorporated Class A	6,922	162,667
Kforce Incorporated	4,900	170,275
Mistras Group Incorporated †	4,150	57,353
Navigant Consulting Incorporated	9,345	205,590
Resources Connection Incorporated	6,612	101,494
TriNet Group Incorporated †	9,144	579,547
TrueBlue Incorporated †	8,180	173,743
Upwork Incorporated †	3,352	50,213
WageWorks Incorporated †	8,804	439,936
Willdan Group Incorporated †	2,168	67,468
		4,596,115

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Road & Rail : 0.61%
Arcbest Corporation	5,561	$139,414
Covenant Transport Incorporated Class A †	3,060	45,961
Daseke Incorporated †	11,141	48,129
Heartland Express Incorporated	9,650	172,542
Marten Transport Limited	8,668	152,730
P.A.M. Transportation Services Incorporated †	543	30,408
Saia Incorporated †	5,542	326,978
Schneider National Incorporated Class B	15,489	260,215
Universal Truckload Services	2,179	41,118
US Xpress Enterprises Incorporated Class A †	6,397	34,672
USA Truck Incorporated †	2,351	26,754
Werner Enterprises Incorporated	9,714	270,826
YRC Worldwide Incorporated †	8,583	36,564
		1,586,311

Trading Companies & Distributors : 1.62%
Applied Industrial Technologies Incorporated	8,224	446,810
Bluelinx Holdings Incorporated †	2,124	42,671
BMC Stock Holdings Incorporated †	13,898	278,377
CAI International Incorporated †	4,140	93,233
DXP Enterprises Incorporated †	3,225	103,910
EVI Industries Incorporated	1,058	38,564
Foundation Building Material †	4,178	63,380
General Finance Corporation †	3,753	28,635
GMS Incorporated †	8,090	136,236
Houston Wire & Cable Company †	3,536	18,529
Kaman Corporation	5,346	297,291
Lawson Products Incorporated †	964	35,360
MRC Global Incorporated †	18,205	269,434
NOW Incorporated †	22,525	293,501
Rush Enterprises Incorporated	7,039	248,266
SiteOne Landscape Supply Incorporated †	8,822	572,283
Systemax Incorporated	2,700	55,593
Titan Machinery Incorporated †	4,329	72,381
Transcat Incorporated †	1,603	39,754
Univar Incorporated †	26,656	533,387
Veritiv Corporation †	3,439	60,733
WESCO International Incorporated †	9,840	460,807
Willis Lease Finance Corporation †	803	39,989
		4,229,124

Information Technology : 10.91%
Communications Equipment : 1.14%
ADTRAN Incorporated	9,949	156,000
Aerohive Networks Incorporated †	8,860	30,124
Applied Optoelectronics Incorporated †	4,163	36,052
Calamp Corporation †	8,191	83,221
Calix Networks Incorporated †	9,714	58,770
Casa Systems Incorporated †	6,985	39,256
Clearfield Incorporated †	2,619	34,807
Comtech Telecommunications Corporation	4,622	97,755
Digi International Incorporated †	5,710	62,182
Echostar Corporation †	9,853	421,511
Emcore Corporation †	6,845	24,300
Extreme Networks Incorporated †	23,876	134,422
Harmonic Incorporated †	17,218	89,878
Inseego Corporation †	9,427	45,627
InterDigital Incorporated	7,012	445,402
KVH Industries Incorporated †	3,402	31,605
NETGEAR Incorporated	6,414	161,633
PCTEL Incorporated	3,521	17,253
Plantronics Incorporated	7,466	306,629
Quantenna Communications Incorporated †	4,671	113,318
Ribbon Communications Incorporated †	11,092	47,363

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Communications Equipment (continued)
Tessco Technologies Incorporated	1,474	$25,795
Viavi Solutions Incorporated †	43,207	520,644
		2,983,547

Electronic Equipment, Instruments & Components : 1.91%
Anixter International Incorporated †	5,856	312,476
AVX Corporation	9,717	143,714
Badger Meter Incorporated	5,758	304,022
Bel Fuse Incorporated Class B	2,333	40,314
Benchmark Electronics Incorporated	9,645	213,058
Control4 Corporation †	5,932	140,351
CTS Corporation	6,687	176,938
Daktronics Incorporated	8,384	52,065
Eplus Incorporated †	2,897	204,702
ID Systems Incorporated †	4,235	20,709
Insight Enterprises Incorporated †	7,173	369,266
Iteris Incorporated †	6,771	36,157
Kemet Corporation	11,108	176,617
Kimball Electronics Incorporated †	5,710	81,368
MicroVision Incorporated †	28,832	24,118
MTS Systems Corporation	3,935	213,513
Napco Security Technologies Incorporated †	2,648	70,755
nLight Incorporated †	2,602	48,631
OSI Systems Incorporated †	3,180	329,416
Par Technology Corporation †	1,977	55,573
Park Electrochemical Corporation	4,035	60,283
PC Connection Incorporated	2,468	78,334
PC Mall Incorporated †	2,019	51,585
Plexus Corporation †	6,761	334,872
Sanmina Corporation †	11,983	318,628
ScanSource Incorporated †	5,262	153,703
Tech Data Corporation †	7,726	700,362
TTM Technologies Incorporated †	22,111	188,607
Vishay Precision Group †	2,330	83,461
		4,983,598

IT Services : 2.11%
Brightcove Incorporated †	6,598	65,848
Carbonite Incorporated †	6,663	157,713
Cardtronics Incorporated Class A †	6,295	190,109
Cass Information Systems Incorporated	2,671	120,382
CSG Systems International Incorporated	6,697	300,360
EVO Payments Incorporated Class A †	4,801	141,341
Exela Technologies Incorporated †	8,191	17,938
ExlService Holdings Incorporated †	6,809	403,501
GreenSky Incorporated Class A †	8,879	98,379
Hackett Group Incorporated	5,112	82,252
I3 Verticals Incorporated Class A †	2,094	53,544
Information Services Group Incorporated †	8,444	26,261
Internap Corporation †	6,872	17,867
International Money Express †	2,688	36,476
KBR Incorporated	29,551	656,623
Limelight Networks Incorporated †	23,285	71,718
Luxoft Holding Incorporated †	4,483	258,086
ManTech International Corporation Class A	5,316	326,243
Moneygram International Incorporated †	9,641	13,401
NIC Incorporated	12,986	207,257
Perficient Incorporated †	7,238	220,252
Pfsweb Incorporated †	4,961	18,604
Presidio Incorporated	7,605	100,766
PRGX Global Incorporated †	4,571	29,849
Science Applications International Corporation	9,155	702,555
ServiceSource International Incorporated †	18,700	19,448
Switch Incorporated Class A	9,779	120,966
Sykes Enterprises Incorporated †	8,360	206,994
TTEC Holdings Incorporated	3,000	119,040

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
IT Services (continued)
Unisys Corporation †	10,988	$106,584
USA Technologies Incorporated †	15,858	106,407
Verra Mobility Corporation †	18,280	255,554
Virtusa Corporation †	5,872	248,973
		5,501,291

Semiconductors & Semiconductor Equipment : 1.74%
Adesto Technologies Corporation †	5,628	42,379
Advanced Energy Industries Incorporated †	8,601	431,512
Alpha & Omega Semiconductor †	4,460	38,088
Amkor Technology Incorporated †	19,197	124,397
Aquantia Corporation †	4,877	64,084
Axcelis Technologies Incorporated †	6,906	102,416
AXT Incorporated †	10,043	40,072
Brooks Automation Incorporated	15,121	536,644
Cabot Microelectronics Corporation	6,064	591,058
Cirrus Logic Incorporated †	11,716	437,827
Cohu Incorporated	8,693	126,483
Cyberoptics Corporation †	1,734	26,617
Diodes Incorporated †	8,221	254,276
DSP Group Incorporated †	4,412	61,636
FormFactor Incorporated †	15,543	223,197
GSI Technology Incorporated †	2,920	24,294
Ichor Holdings Limited †	5,360	113,096
Lattice Semiconductor Corporation †	20,039	256,499
Nanometrics Incorporated †	5,050	143,673
Neophotonics Corporation †	9,878	38,425
NVE Corporation	999	72,887
Photronics Incorporated †	13,867	112,461
Pixelworks Incorporated †	7,906	23,560
Quicklogic Corporation †	29,914	20,608
Rudolph Technologies Incorporated †	6,614	152,585
Smart Global Holdings Incorporated †	2,793	47,565
Synaptics Incorporated †	6,813	180,204
Ultra Clean Holdings Incorporated †	8,761	111,703
Xperi Corporation	7,300	153,373
		4,551,619

Software : 3.76%
A10 Networks Incorporated †	10,531	64,134
ACI Worldwide Incorporated †	22,438	705,899
Agilysys Incorporated †	3,854	84,017
Alarm.com Holdings Incorporated †	6,510	379,598
Altair Engineering Incorporated Class A †	6,340	241,617
Amber Road Incorporated †	5,814	75,466
American Software Incorporated Class A	6,079	77,021
AppFolio Incorporated Class A †	3,004	289,586
Appian Corporation †	3,767	136,102
Arlo Technologies Incorporated †	17,094	58,632
Asure Software Incorporated †	3,542	22,775
Avaya Holdings Corporation †	18,775	236,190
Bottomline Technologies (de) Incorporated †	8,819	385,214
Carbon Black Incorporated †	2,079	31,289
ChannelAdvisor Corporation †	5,348	49,202
Cision Limited †	13,780	151,304
CommVault Systems Incorporated †	8,442	388,754
Domo Incorporated Class B †	1,630	54,605
Ebix Incorporated	4,704	220,759
Egain Corporation †	3,625	28,565
Five9 Incorporated †	10,492	538,764
Fusion Connect Incorporated †	17,019	1,225
Instructure Incorporated †	6,060	251,975
LivePerson Incorporated †	9,974	277,576
MicroStrategy Incorporated Class A †	1,822	242,162
Mitek Systems Incorporated †	7,013	71,533

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Software (continued)
MobileIron Incorporated †	14,251	$79,663
Model N Incorporated †	5,485	98,840
Monotype Imaging Holdings Incorporated	8,208	133,708
OneSpan Incorporated †	6,759	94,288
Park City Group Incorporated †	2,849	14,986
Pivotal Software Incorporated Class A †	8,255	164,275
Progress Software Corporation	8,640	353,894
PROS Holdings Incorporated †	6,464	366,509
Q2 Holdings Incorporated †	7,862	575,813
Qad Incorporated Class A	2,176	94,003
Rapid7 Incorporated †	6,847	357,756
Secureworks Corporation Class A †	2,035	29,731
Shotspotter Incorporated †	1,327	61,042
Smartsheet Incorporated Class A †	1,362	58,539
SPS Commerce Incorporated †	3,301	336,471
SVMK Incorporated †	4,127	70,984
Synchronoss Technologies Incorporated †	8,549	54,543
Telaria Incorporated †	7,085	53,138
TeleNav Incorporated †	7,877	58,762
Tivo Corporation	22,288	160,474
Upland Software Incorporated †	3,516	164,514
Verint Systems Incorporated †	11,784	668,742
Workiva Incorporated †	5,208	289,773
Yext Incorporated †	9,788	179,708
Zix Corporation †	11,208	100,424
Zuora Incorporated †	10,814	151,288
		9,835,832

Technology Hardware, Storage & Peripherals : 0.25%
Astronova Incorporated	1,519	38,902
Avid Technology Incorporated †	8,408	65,162
Diebold Nixdorf Incorporated †	16,688	141,848
Electronics for Imaging Incorporated †	8,626	316,143
Immersion Corporation †	6,154	46,401
Intevac Incorporated †	5,159	27,343
Transact Technologies Incorporated	1,607	13,836
		649,635

Materials : 3.47%
Chemicals : 1.84%
Advanced Emissions Solutions	4,068	48,287
Advansix Incorporated †	6,514	158,811
Agrofresh Solutions Incorporated †	6,793	16,371
American Vanguard Corporation	5,795	76,958
Amyris Incorporated †	10,235	34,697
Balchem Corporation	6,694	607,079
Chase Corporation	1,588	161,484
Ferro Corporation †	18,627	252,210
Flotek Industries Incorporated †	13,006	39,538
Futurefuel Corporation	5,891	61,149
Hawkins Incorporated	1,972	70,124
HB Fuller Company	11,338	447,057
Innophos Holdings Incorporated	4,200	111,678
Innospec Incorporated	5,168	417,109
Kooper Holdings Incorporated †	4,277	114,025
Kraton Performance Polymers Incorporated †	6,678	163,411
Kronos Worldwide Incorporated	4,988	62,899
Northern Technologies International	930	23,204
Omnova Solutions Incorporated †	10,378	58,843
PolyOne Corporation	17,208	432,437
Quaker Chemical Corporation	2,677	484,162
Rayonier Advanced Materials	12,701	82,938
Stepan Company	4,073	345,635
Trecora Resources †	5,092	48,272
Tredegar Corporation	6,255	97,515

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Trinseo SA	8,781	$323,492
Venator Materials plc †	14,212	61,822
		4,801,207

Construction Materials : 0.09%
Forterra Incorporated †	5,666	27,083
United States Lime & Mineral	419	34,216
US Concrete Incorporated †	3,501	163,042
		224,341

Containers & Packaging : 0.30%
Greif Incorporated Class A	5,633	199,634
Myers Industries Incorporated	5,810	98,305
Silgan Holdings Incorporated	15,269	442,648
UFP Technologies Incorporated †	1,559	57,558
		798,145

Metals & Mining : 0.90%
Commercial Metals Company	23,919	319,319
Compass Minerals International Incorporated	7,061	360,182
Constellium NV Class A †	23,482	191,848
Ferroglobe plc	18,496	27,374
Gold Resource Corporation	11,876	33,728
Kaiser Aluminum Corporation	3,420	304,790
Materion Corporation	4,298	259,814
Olympic Steel Incorporated	2,150	26,617
Ryerson Holding Corporation †	4,193	32,370
Schnitzer Steel Industries Incorporated Class A	5,420	114,416
Suncoke Energy Incorporated †	14,219	104,367
Synalloy Corporation	1,688	31,329
Universal Stainless & Alloy †	2,195	27,877
Warrior Met Coal Incorporated	9,214	237,813
Worthington Industries Incorporated	8,653	295,413
		2,367,257

Paper & Forest Products : 0.34%
Boise Cascade Company	8,350	185,370
Clearwater Paper Corporation †	3,729	60,074
Neenah Paper Incorporated	3,492	199,603
PH Glatfelter Company	9,829	143,307
Schweitzer-Mauduit International Incorporated	5,598	175,161
Verso Corporation Class A †	7,058	121,539
		885,054

Real Estate : 10.42%
Equity REITs : 9.65%
Acadia Realty Trust	16,608	454,229
Agree Realty Corporation	6,260	419,107
Alexander & Baldwin Incorporated	14,443	333,200
Alexander’s Incorporated	410	150,880
American Assets Trust Incorporated	6,283	285,185
American Finance Trust Incorporated REIT	10,998	115,039
Armada Hoffler Properties Incorporated	9,690	159,885
Ashford Hospitality Trust Incorporated	20,951	93,441
Bluerock Residential Growth REIT Incorporated	4,969	56,845
Braemar Hotels & Resorts Incorporated REIT	5,903	61,627
Brandywine Realty Trust	35,622	538,248
Brookfield Property REIT Class A	32,641	601,900
BRT Apartments Corporation REIT	2,063	26,035
CareTrust REIT Incorporated	15,747	382,810

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name	Shares	Value
Equity REITs (continued)
Catchmark Timber Trust Incorporated Class A	10,582	$99,577
CBL & Associates Properties Incorporated	37,308	30,380
Cedar Shopping Centers Incorporated	19,555	55,341
Chatham Lodging Trust	9,322	177,491
Chesapeake Lodging Trust	11,969	344,348
Clipper Realty Incorporated	3,266	41,707
Columbia Property Trust Incorporated	24,123	515,750
Community Healthcare Trust Incorporated	3,534	138,285
CoreCivic Incorporated	23,434	513,205
CorEnergy Infrastructure Trust Incorporated	2,358	90,995
CorePoint Lodging Incorporated	9,145	110,837
Corporate Office Properties Trust	20,638	574,562
DiamondRock Hospitality	43,013	426,259
Easterly Government Properties Incorporated	12,441	229,039
Empire State Realty Trust Incorporated	34,196	525,251
Essential Properties Realty REIT	6,908	146,864
Farmland Partners REIT Incorporated	7,685	47,570
Four Corners Property Trust Incorporated	13,003	373,966
Franklin Street Properties Corporation	21,847	158,172
Front Yard Residential Corporation REIT	9,305	106,449
Getty Realty Corporation	6,363	196,998
Gladstone Commercial Corporation	5,755	121,258
Gladstone Land REIT Corporation	3,287	40,759
Global Medical REIT Incorporated	4,449	47,426
Global Net Lease Incorporated	14,578	268,381
Hannon Armstrong Sustainable	9,539	247,155
Hersha Hospitality Trust	7,871	134,201
Independence Realty Trust Incorporated	17,363	190,646
Industrial Logistics Properties Trust	4,298	81,060
Innovative Industrial Properties Incorporated	1,739	146,128
Investors Real Estate Trust REIT	2,382	137,894
iStar Financial Incorporated	13,586	149,582
Jernigan Capital Incorporated	3,750	79,200
Kite Realty Group Trust	16,937	257,442
Lexington Corporate Properties Trust	42,936	393,723
LTC Properties Incorporated	8,071	361,177
Mack-Cali Realty Corporation	17,349	394,169
MGM Growth Properties LLC Class A	13,630	419,123
Monmouth Real Estate Investment Corporation	16,999	236,966
National Health Investors Incorporated	7,696	604,521
National Storage Affiliates Trust	9,898	294,861
New Senior Investment Group Incorporated	19,055	125,572
New York REIT Liquidating LLC (a)‡	4,209	54,108
NexPoint Residential	3,251	130,300
NorthStar Realty Europe Corporation	8,968	147,703
Office Properties Income Trust	9,706	232,070
Omega Healthcare Investors Incorporated	1,161	41,355
One Liberty Properties Incorporated	3,062	87,389
Outfront Media Incorporated	28,380	699,567
Pebblebrook Hotel Trust	13,713	381,633
Pennsylvania REIT	14,173	90,849
Physicians Realty Trust	36,136	661,650
Piedmont Office Realty Trust Incorporated Class A	25,652	521,505
PotlatchDeltic Corporation	12,592	423,721
Preferred Apartment Communities Incorporated Class A	7,999	125,584
PS Business Parks Incorporated	3,910	629,197
QTS Realty Trust Incorporated Class A	9,855	455,005
Retail Opportunity Investment Corporation	22,518	376,951
Retail Properties of America Incorporated Class A	43,150	513,054
Retail Value Incorporated	2,974	94,930
Rexford Industrial Realty Incorporated	18,498	699,224
RPT Realty	15,964	194,282
Safehold Incorporated REIT	2,019	55,099
Saul Centers Incorporated	2,527	135,675
Seritage Growth Property Class A	6,503	271,955
SITE Centers Corporation	27,659	353,205
Spirit MTA REIT	9,969	70,082
STAG Industrial Incorporated	20,600	601,108
Summit Hotel Properties Incorporated	21,501	245,756

Wells Fargo Factor Enhanced Small Cap Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Equity REITs (continued)
Tanger Factory Outlet Centers Incorporated	18,194	$308,570
Terreno Realty Corporation	11,463	523,974
The Geo Group Incorporated	23,661	518,886
Tier Incorporated	10,614	285,729
UMH Properties Incorporated	6,812	90,668
Universal Health Realty Income Trust	2,548	208,860
Urban Edge Properties	22,750	392,438
Urstadt Biddle Properties Incorporated	5,944	130,055
Washington Prime Group Incorporated	37,084	152,044
Washington REIT	15,679	417,218
Whitestone REIT	7,806	98,902
Xenia Hotels & Resorts Incorporated	22,698	474,615
		25,207,637

Real Estate Management & Development : 0.77%
Altisource Portfolio Solutions SA †	1,575	31,705
Consolidated-Tomoka Land Company	862	51,548
eXp World Holdings Incorporated †	4,538	46,288
Five Point Holdings LLC Class A †	9,932	77,072
Forestar Group Incorporated †	2,419	43,324
FRP Holdings Incorporated †	1,387	64,523
Griffin Industrial Realty Incorporated	644	23,925
HFF Incorporated Class A	7,469	322,511
Kennedy Wilson Holdings Incorporated	23,387	480,603
Marcus & Millichap Incorporated †	4,527	138,255
Newmark Group Incorporated Class A	4,666	37,235
RE/MAX Holdings Incorporated Class A	3,845	113,889
Realogy Holdings Corporation	26,555	188,275
Redfin Corporation †	12,015	189,356
Stratus Properties Incorporated †	1,197	33,636
The RMR Group Incorporated Class A	1,409	67,942
The St. Joe Company †	7,095	113,023
		2,023,110

Utilities : 2.86%
Electric Utilities : 0.70%
Avangrid Incorporated	10,618	531,537
El Paso Electric Company	7,883	458,791
MGE Energy Incorporated	6,637	439,635
Otter Tail Corporation	7,361	365,621
Spark Energy Incorporated Class A	3,101	30,390
		1,825,974

Gas Utilities : 0.50%
Chesapeake Utilities Corporation	2,896	262,899
Northwest Natural Holding Company	5,488	377,684
RGC Resources Incorporated	1,485	40,437
South Jersey Industries Incorporated	17,078	538,811
Star Group LP	9,818	95,136
		1,314,967

Independent Power & Renewable Electricity Producers : 0.67%
Clearway Energy Incorporated Class C	14,548	218,220
Nextera Energy Partners LP	11,088	490,644
Ormat Technologies Incorporated	8,015	473,206
Pattern Energy Group Incorporated	17,791	377,347
Terraform Power Incorporated Class A	13,287	179,375
		1,738,792

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Factor Enhanced Small Cap Portfolio

Security name				Shares	Value
Multi-Utilities : 0.32%
Northwestern Corporation				9,616	$682,159
Unitil Corporation				2,835	161,198
					843,357

Water Utilities : 0.67%
American States Water Company				6,942	506,349
Aquaventure Holdings Limited †				2,911	51,612
Artesian Resources Corporation Class A				1,654	58,899
California Water Service Group				8,839	435,056
Connecticut Water Service Incorporated				2,391	166,987
Global Water Resources Incorporated				2,201	20,954
Middlesex Water Company				2,895	171,268
Pure Cycle Corporation †				3,743	35,259
SJW Corporation				3,489	215,027
York Water Company				2,552	87,993
					1,749,404

Total Common Stocks (Cost $253,260,898)					252,017,334

			Expiration date
Rights : 0.00%
Financials : 0.00%
Diversified Financial Services : 0.00%
Schulman Incorporated Class A †(a)‡			12-31-2099	6,818	2,952

Thrifts & Mortgage Finance : 0.00%
NewStar Financial Incorporated †(a)			12-31-2099	9,129	0

Health Care : 0.00%
Pharmaceuticals : 0.00%
Corium International Incorporated †(a)‡			3-31-2020	6,709	1,208

Total Rights (Cost $6,529)					4,160

Warrants : 0.00%
Energy : 0.00%
Energy Equipment & Services : 0.00%
Parker Drilling Company †(a)			9-16-2024	373	0

Total Warrants (Cost $0)					0

		Yield
Short-Term Investments : 2.83%
Investment Companies : 2.83%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.30%		7,390,445	7,390,445

Total Short-Term Investments (Cost $7,390,445)					7,390,445

Total investments in securities (Cost $260,657,872)	99.26%				259,411,939
Other assets and liabilities, net	0.74				1,935,133

Total net assets	100.00%				$261,347,072

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	120	6-21-2019	$9,095,461	$8,799,000	$0		$(296,461)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	10,752,908	13,373,783	16,736,246	7,390,445	$7,390,445	2.83%

Wells Fargo Factor Enhanced Small Cap Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$8,934,582	$0	$6,069	$8,940,651
Consumer discretionary	34,674,581	0	0	34,674,581
Consumer staples	11,790,064	0	0	11,790,064
Energy	7,152,441	0	0	7,152,441
Financials	50,572,676	0	0	50,572,676
Health care	28,150,700	0	0	28,150,700
Industrials	38,451,454	0	0	38,451,454
Information technology	28,505,522	0	0	28,505,522
Materials	9,076,004	0	0	9,076,004
Real estate	27,176,639	0	54,108	27,230,747
Utilities	7,472,494	0	0	7,472,494
Rights
Financials	0	0	2,952	2,952
Health care	0	0	1,208	1,208
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	7,390,445	0	0	7,390,445

Total assets	$259,347,602	$0	$64,337	$259,411,939

Liabilities
Futures contracts	$296,461	$0	$0	$296,461

Total liabilities	$296,461	$0	$0	$296,461

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2019, the Portfolio had segregated $1,880,000 as cash collateral for these open futures contracts.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 81.97%
Communication Services : 13.07%
Diversified Telecommunication Services : 3.84%
CenturyLink Incorporated	5.63%	4-1-2025	$300,000	$289,500
CenturyLink Incorporated	6.45	6-15-2021	200,000	208,000
CenturyLink Incorporated	7.50	4-1-2024	200,000	213,500
Cincinnati Bell Incorporated 144A	7.00	7-15-2024	200,000	171,500
Embarq Corporation	8.00	6-1-2036	200,000	185,500
Frontier Communications Corporation 144A	8.50	4-1-2026	200,000	192,000
Hughes Satellite Systems Company	7.63	6-15-2021	300,000	318,285
Level 3 Financing Incorporated	5.25	3-15-2026	220,000	219,384
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	200,500
Qwest Capital Funding	6.88	7-15-2028	200,000	185,000
Zayo Group LLC	6.00	4-1-2023	200,000	205,204
				2,388,373

Entertainment : 1.10%
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	262,719
Netflix Incorporated	4.88	4-15-2028	220,000	217,296
Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	200,000	203,500
				683,515

Interactive Media & Services : 0.32%
Sabre GLBL Incorporated 144A	5.38	4-15-2023	200,000	201,536

Media : 6.33%
AMC Networks Incorporated	4.75	8-1-2025	300,000	293,250
CCO Holdings LLC 144A	5.88	5-1-2027	300,000	309,375
Clear Channel Worldwide Holdings Incorporated 144A	9.25	2-15-2024	500,000	534,850
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	203,410
DISH DBS Corporation	5.88	7-15-2022	200,000	196,560
DISH DBS Corporation	5.88	11-15-2024	400,000	359,028
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	307,785
Lamar Media Corporation	5.00	5-1-2023	200,000	202,304
Meredith Corporation	6.88	2-1-2026	200,000	205,980
Neptune Finco Corporation 144A	10.88	10-15-2025	200,000	227,010
Nielsen Finance LLC 144A	5.00	4-15-2022	200,000	198,306
Sinclair Television Group Incorporated	6.13	10-1-2022	200,000	203,000
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	200,000	205,540
TEGNA Incorporated	6.38	10-15-2023	300,000	307,500
Univision Communications Incorporated 144A	5.13	5-15-2023	200,000	189,000
				3,942,898

Wireless Telecommunication Services : 1.48%
Sprint Communications Incorporated	7.00	8-15-2020	200,000	207,000
Sprint Corporation	7.13	6-15-2024	200,000	208,000
Sprint Corporation	7.25	9-15-2021	200,000	210,250
T-Mobile USA Incorporated	4.50	2-1-2026	300,000	296,250
				921,500

Consumer Discretionary : 10.86%
Auto Components : 1.02%
Allison Transmission Incorporated 144A	4.75	10-1-2027	200,000	191,750
Goodyear Tire & Rubber Company	5.13	11-15-2023	200,000	199,094
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	240,000	244,800
				635,644

Automobiles : 0.26%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	163,004

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Consumer Services : 0.75%
APX Group Incorporated	7.63%	9-1-2023	$200,000	$160,000
Service Corporation International	5.38	5-15-2024	300,000	307,500
				467,500

Hotels, Restaurants & Leisure : 4.87%
Boyd Gaming Corporation	6.88	5-15-2023	200,000	206,250
Caesars Resort Collection LLC 144A	5.25	10-15-2025	200,000	195,600
Churchill Downs Incorporated 144A	5.50	4-1-2027	200,000	202,875
Eldorado Resorts Incorporated	6.00	4-1-2025	200,000	203,266
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	297,750
Hilton Worldwide Finance LLC	4.63	4-1-2025	200,000	200,750
KFC Holding Company 144A	5.00	6-1-2024	300,000	304,500
MGM Resorts International	4.63	9-1-2026	400,000	388,000
MGM Resorts International	6.63	12-15-2021	200,000	213,070
Scientific Games International Incorporated 144A	5.00	10-15-2025	200,000	197,000
Scientific Games International Incorporated	10.00	12-1-2022	218,000	228,752
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	197,540
Wynn Las Vegas LLC 144A	5.50	3-1-2025	200,000	196,000
				3,031,353

Household Durables : 1.40%
Hovnanian Enterprises Incorporated 144A	10.00	7-15-2022	200,000	166,000
Lennar Corporation	4.50	4-30-2024	300,000	303,000
Pulte Group Incorporated	4.25	3-1-2021	200,000	201,000
Toll Brothers Finance Corporation	4.38	4-15-2023	200,000	203,440
				873,440

Leisure Products : 0.32%
Mattel Incorporated 144A	6.75	12-31-2025	200,000	196,942

Multiline Retail : 0.38%
J.C. Penney Corporation Incorporated 144A	5.88	7-1-2023	300,000	238,500

Specialty Retail : 1.54%
Gap Incorporated	5.95	4-12-2021	200,000	207,324
L Brands Incorporated	5.63	10-15-2023	200,000	203,960
L Brands Incorporated	6.75	7-1-2036	200,000	170,000
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	179,000
Staples Incorporated 144A	7.50	4-15-2026	210,000	200,550
				960,834

Textiles, Apparel & Luxury Goods : 0.32%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	198,500

Consumer Staples : 3.82%
Beverages : 0.31%
Cott Beverages Incorporated 144A	5.50	4-1-2025	200,000	197,000

Food & Staples Retailing : 1.08%
Albertsons Companies LLC 144A	7.50	3-15-2026	200,000	209,000
Aramark Services Incorporated	4.75	6-1-2026	300,000	298,125
Rite Aid Corporation 144A	6.13	4-1-2023	200,000	164,000
				671,125

Food Products : 2.11%
B&G Foods Incorporated	4.63	6-1-2021	200,000	199,000
JBS USA Finance Incorporated 144A	5.75	6-15-2025	300,000	306,750
JBS USA Finance Incorporated 144A	6.75	2-15-2028	200,000	211,250
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	200,500
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	200,000	201,190

2

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Post Holdings Incorporated 144A	5.00%	8-15-2026	$200,000	$196,750
				1,315,440

Household Products : 0.32%
Energizer Holdings Incorporated 144A	5.50	6-15-2025	200,000	197,440

Energy : 13.12%
Energy Equipment & Services : 1.51%
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	186,000
Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	196,500
NGPL PipeCo LLC 144A	4.88	8-15-2027	200,000	205,500
SESI LLC	7.13	12-15-2021	200,000	149,000
USA Compression Partners LP	6.88	4-1-2026	200,000	205,000
				942,000

Oil, Gas & Consumable Fuels : 11.61%
Antero Resources Corporation	5.13	12-1-2022	200,000	198,000
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	195,000	206,922
California Resources Corporation 144A	8.00	12-15-2022	200,000	139,500
Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	300,000	321,999
Cheniere Energy Partners LP	5.25	10-1-2025	200,000	199,654
Chesapeake Energy Corporation	8.00	6-15-2027	200,000	177,000
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	201,660
CrownRock LP 144A	5.63	10-15-2025	200,000	191,500
DCP Midstream Operating LP	3.88	3-15-2023	200,000	197,500
DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	200,000	185,500
Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	194,500
Diamondback Energy Incorporated	4.75	11-1-2024	200,000	203,500
Enlink Midstream LLC	5.45	6-1-2047	350,000	304,500
EP Energy LLC 144A	7.75	5-15-2026	200,000	169,500
Extraction Oil & Gas Incorporated 144A	5.63	2-1-2026	200,000	157,000
Genesis Energy LP	6.75	8-1-2022	200,000	199,000
Gulfport Energy Corporation	6.00	10-15-2024	300,000	247,500
Jonah Energy LLC 144A	7.25	10-15-2025	200,000	117,500
McDermott Technology Americas Incorporated 144A	10.63	5-1-2024	200,000	169,750
Murphy Oil Corporation	6.88	8-15-2024	200,000	207,256
Nabors Industries Incorporated	5.00	9-15-2020	200,000	201,940
NGL Enrgy Partners LP	7.50	11-1-2023	200,000	203,040
Oasis Petroleum Incorporated	6.88	3-15-2022	190,000	183,924
QEP Resources Incorporated	5.25	5-1-2023	200,000	187,476
Range Resources Corporation	4.88	5-15-2025	200,000	174,250
Rowan Companies Incorporated	4.88	6-1-2022	200,000	181,250
Sanchez Energy Corporation 144A	7.25	2-15-2023	200,000	169,000
SM Energy Company	6.75	9-15-2026	200,000	178,600
Southwestern Energy Company	7.75	10-1-2027	200,000	191,000
Sunoco LP	4.88	1-15-2023	210,000	211,621
Tallgrass Energy Partners LP 144A	5.50	1-15-2028	200,000	198,500
Targa Resources Partners LP	4.25	11-15-2023	200,000	196,500
Targa Resources Partners LP	5.13	2-1-2025	200,000	200,500
Transocean Incorporated	6.80	3-15-2038	300,000	216,750
Vine Oil & Gas LP 144A	8.75	4-15-2023	200,000	142,500
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	197,460
WPX Energy Incorporated	6.00	1-15-2022	200,000	202,940
				7,226,492

Financials : 7.77%
Banks : 0.34%
CIT Group Incorporated	5.00	8-1-2023	200,000	208,668

Capital Markets : 0.78%
Banff Merger Subordinate Incorporated 144A	9.75	9-1-2026	300,000	280,500

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
MSCI Incorporated 144A	5.25%	11-15-2024	$200,000	$205,000
				485,500

Consumer Finance : 3.51%
Ally Financial Incorporated	5.13	9-30-2024	300,000	313,875
Ally Financial Incorporated	5.75	11-20-2025	200,000	214,000
Navient Corporation	5.88	10-25-2024	200,000	200,000
Navient Corporation	6.50	6-15-2022	200,000	208,000
Navient Corporation	6.75	6-25-2025	200,000	202,750
Quicken Loans Incorporated 144A	5.25	1-15-2028	400,000	371,880
Springleaf Finance Corporation	6.13	5-15-2022	300,000	313,500
Springleaf Finance Corporation	8.25	12-15-2020	340,000	363,559
				2,187,564

Diversified Financial Services : 1.59%
Harland Clarke Holdings 144A	9.25	3-1-2021	200,000	195,250
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	197,404
Prime Services Company 144A	9.25	5-15-2023	87,000	91,133
Refinitiv U.S. Holdings Company 144A	8.25	11-15-2026	300,000	298,500
Transocean Incorporated 144A	9.00	7-15-2023	200,000	205,490
				987,777

Insurance : 0.92%
Acrisure LLC 144A	7.00	11-15-2025	200,000	181,500
Genworth Holdings Incorporated	7.63	9-24-2021	200,000	192,500
HUB International Limited 144A	7.00	5-1-2026	200,000	196,680
				570,680

Mortgage REITs : 0.32%
Starwood Property Trust Incorporated	5.00	12-15-2021	200,000	201,156

Thrifts & Mortgage Finance : 0.31%
Nationstar Mortgage Holdings Incorporated 144A	9.13	7-15-2026	200,000	195,872

Health Care : 9.19%
Health Care Equipment & Supplies : 0.77%
Crimson Incorporated 144A	6.63	5-15-2022	300,000	279,000
Hologic Incorporated 144A	4.38	10-15-2025	200,000	197,750
				476,750

Health Care Providers & Services : 6.09%
Centene Corporation	6.13	2-15-2024	200,000	208,776
CHS Incorporated	5.13	8-1-2021	400,000	391,000
Davita Incorporated	5.13	7-15-2024	300,000	292,410
Encompass Health Corporation	5.75	11-1-2024	183,000	183,961
Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	168,500
HCA Incorporated	7.50	2-15-2022	300,000	328,500
Jaguar Holding Company II 144A	6.38	8-1-2023	200,000	203,040
MEDNAX Incorporated 144A	6.25	1-15-2027	200,000	200,500
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	298,500
MPT Operating Partnership LP	5.00	10-15-2027	200,000	197,250
Polaris Intermediate Corporation 144A	8.50	12-1-2022	300,000	294,750
RegionalCare Hospital Partners 144A	8.25	5-1-2023	200,000	212,375
Tenet Healthcare Corporation	5.13	5-1-2025	300,000	297,750
Tenet Healthcare Corporation	6.88	11-15-2031	350,000	315,000
Wellcare Health Plans	5.25	4-1-2025	200,000	202,690
				3,795,002

Health Care Technology : 0.32%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	200,000	202,250

4

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services : 0.50%
Avantor Incorporated 144A	6.00%	10-1-2024	$300,000	$311,550

Pharmaceuticals : 1.51%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	314,907
Elanco Animal Health Incorporated 144A	4.90	8-28-2028	300,000	325,246
Par Pharmaceutical Incorporated 144A	7.50	4-1-2027	310,000	299,925
				940,078

Industrials : 5.88%
Aerospace & Defense : 1.60%
Alcoa Incorporated	5.87	2-23-2022	390,000	406,572
TransDigm Group Incorporated	6.38	6-15-2026	200,000	196,500
TransDigm Group Incorporated	6.50	7-15-2024	200,000	199,270
Triumph Group Incorporated	7.75	8-15-2025	200,000	193,500
				995,842

Air Freight & Logistics : 0.32%
XPO Logistics Incorporated 144A	6.13	9-1-2023	200,000	201,454

Commercial Services & Supplies : 1.62%
ADT Corporation	3.50	7-15-2022	200,000	193,500
ADT Corporation 144A	4.88	7-15-2032	200,000	165,500
APTIM Corporation 144A	7.75	6-15-2025	200,000	154,000
Multi-Color Corporation 144A	4.88	11-1-2025	200,000	208,000
Pitney Bowes Incorporated	4.63	5-15-2022	300,000	285,000
				1,006,000

Construction & Engineering : 0.49%
United Rentals North America Incorporated	5.50	5-15-2027	300,000	302,625

Electrical Equipment : 0.32%
Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	197,000

Machinery : 0.15%
Gates Global LLC 144A	6.00	7-15-2022	95,000	94,406

Professional Services : 0.60%
Brand Industrial Services Incorporated 144A	8.50	7-15-2025	200,000	169,000
The Dun & Bradstreet Corporation 144A	10.25	2-15-2027	200,000	205,250
				374,250

Road & Rail : 0.48%
Hertz Corporation	7.38	1-15-2021	300,000	298,500

Trading Companies & Distributors : 0.30%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	189,064

Information Technology : 4.22%
Communications Equipment : 0.98%
CommScope Incorporated 144A	5.50	6-15-2024	260,000	241,800
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	200,000	170,000
Viasat Incorporated 144A	5.63	4-15-2027	200,000	202,898
				614,698

IT Services : 0.33%
Zayo Group LLC 144A	5.75	1-15-2027	200,000	205,500

Software : 1.26%
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	215,240

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
SS&C Technologies Incorporated 144A	5.50%	9-30-2027	$200,000	$201,540
Symantec Corporation 144A	5.00	4-15-2025	200,000	199,960
Veritas US Incorporated 144A	10.50	2-1-2024	200,000	166,404
				783,144

Technology Hardware, Storage & Peripherals : 1.65%
Dell International LLC 144A	5.88	6-15-2021	200,000	202,917
NCR Corporation	5.00	7-15-2022	300,000	299,160
Western Digital Corporation	4.75	2-15-2026	200,000	189,570
Xerox Corporation	4.13	3-15-2023	340,000	334,951
				1,026,598

Materials : 7.88%
Chemicals : 1.82%
Calumet Specialty Products Partners LP	7.63	1-15-2022	200,000	184,500
CF Industries Incorporated	4.95	6-1-2043	200,000	171,500
Chemours Company	6.63	5-15-2023	200,000	199,250
Olin Corporation	5.00	2-1-2030	200,000	192,500
TPC Group Incorporated 144A	8.75	12-15-2020	200,000	196,500
Tronox Incorporated 144A	6.50	4-15-2026	200,000	187,750
				1,132,000

Construction Materials : 0.47%
Standard Industries Incorporated 144A	5.00	2-15-2027	300,000	292,875

Containers & Packaging : 3.39%
Ball Corporation	5.25	7-1-2025	200,000	210,500
Berry Global Incorporated	6.00	10-15-2022	300,000	305,250
BWAY Holding Company 144A	5.50	4-15-2024	300,000	293,280
Crown Americas Capital Corporation IV	4.50	1-15-2023	300,000	303,714
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	179,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	209,016
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	200,040
Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	200,000	202,125
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	207,500
				2,110,425

Metals & Mining : 2.20%
Cleveland-Cliffs Incorporated	5.75	3-1-2025	200,000	195,000
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	200,000	178,000
Freeport-McMoRan Copper & Gold Incorporated	6.88	2-15-2023	300,000	313,500
Novelis Corporation 144A	6.25	8-15-2024	300,000	306,750
Steel Dynamics Incorporated	5.00	12-15-2026	200,000	204,500
United States Steel Corporation	6.88	8-15-2025	200,000	172,500
				1,370,250

Real Estate : 3.04%
Equity REITs : 2.22%
Equinix Incorporated	5.38	4-1-2023	300,000	304,035
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	200,000
Iron Mountain Incorporated	5.75	8-15-2024	200,000	198,404
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	292,410
SBA Communications Corporation	4.88	7-15-2022	200,000	201,278
Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	187,000
				1,383,127

Real Estate Management & Development : 0.82%
Icahn Enterprises Company	6.25	2-1-2022	300,000	305,625

6

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Icahn Enterprises Company	6.75%	2-1-2024	$200,000	$205,000
				510,625

Utilities : 3.12%
Electric Utilities : 0.27%
Talen Energy Supply LLC	6.50	6-1-2025	200,000	170,000

Gas Utilities : 0.42%
Ferrellgas LP	6.75	6-15-2023	300,000	258,750

Independent Power & Renewable Electricity Producers : 2.43%
Calpine Corporation	5.38	1-15-2023	500,000	497,410
Dynergy Incorporated	5.88	6-1-2023	200,000	204,000
NRG Energy Incorporated	5.75	1-15-2028	200,000	209,238
TerraForm Power Operating LLC 144A	5.00	1-31-2028	200,000	192,250
The AES Corporation	5.50	4-15-2025	200,000	206,540
Vistra Operations Company LLC 144A	5.63	2-15-2027	200,000	205,690
				1,515,128

Total Corporate Bonds and Notes (Cost $52,569,967)				51,048,144

Yankee Corporate Bonds and Notes : 14.87%
Communication Services : 4.44%
Diversified Telecommunication Services : 2.20%
SFR Group SA 144A	7.38	5-1-2026	300,000	293,063
Telecom Italia Capital SpA	6.00	9-30-2034	200,000	186,500
Telecom Italia SpA 144A	5.30	5-30-2024	200,000	197,740
Virgin Media Finance plc 144A	6.00	10-15-2024	200,000	204,500
Wind Tre SpA 144A	5.00	1-20-2026	200,000	189,460
Ziggo Bond Finance BV 144A	5.88	1-15-2025	300,000	297,750
				1,369,013

Media : 1.92%
Altice Finco SA 144A	8.13	1-15-2024	390,000	396,825
Altice Luxembourg SA 144A	7.75	5-15-2022	200,000	203,500
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	200,000	199,500
UPC Holding BV 144A	5.50	1-15-2028	200,000	197,640
Videotron Limited 144A	5.13	4-15-2027	200,000	201,000
				1,198,465

Wireless Telecommunication Services : 0.32%
C&W Senior Financing Designated Activity 144A	6.88	9-15-2027	200,000	199,000

Consumer Discretionary : 2.38%
Auto Components : 0.33%
IHO Verwaltungs GmbH 144A	4.50	9-15-2023	200,000	205,100

Automobiles : 0.77%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	300,000	312,753
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	164,000
				476,753

Construction Materials : 0.27%
Cimpor Financial Operations BV 144A	5.75	7-17-2024	200,000	170,426

Hotels, Restaurants & Leisure : 0.68%
International Game Technology plc 144A	6.50	2-15-2025	400,000	422,000

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media : 0.33%
Unitymedia GmbH 144A	6.13%	1-15-2025	$200,000	$205,210

Consumer Staples : 0.18%
Food & Staples Retailing : 0.18%
Tesco Place 144A	6.15	11-15-2037	100,000	110,935

Energy : 2.20%
Energy Equipment & Services : 1.20%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	200,000	204,000
Ensco plc	5.20	3-15-2025	300,000	207,750
Noble Holding International Limited	8.95	4-1-2045	200,000	144,000
Precision Drilling Corporation 144A	7.13	1-15-2026	200,000	190,000
				745,750

Oil, Gas & Consumable Fuels : 1.00%
KCA Deutag UK Finance plc 144A	9.63	4-1-2023	200,000	149,000
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	288,660
Seven Generations Energy 144A	5.38	9-30-2025	200,000	189,500
				627,160

Financials : 2.53%
Banks : 0.95%
Barclays plc	4.38	9-11-2024	200,000	200,973
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	200,000	189,642
UniCredit SpA (5 Year USD Ice Swap Rate +3.70%) 144A±	5.86	6-19-2032	220,000	200,160
				590,775

Capital Markets : 0.30%
Deutsche Bank AG	4.50	4-1-2025	200,000	187,667

Diversified Financial Services : 1.28%
Intelsat Jackson Holdings SA	5.50	8-1-2023	200,000	179,500
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	208,200
New Red Finance Incorporated 144A	5.00	10-15-2025	420,000	411,600
				799,300

Health Care : 0.31%
Pharmaceuticals : 0.31%
Mallinckrodt plc 144A	5.50	4-15-2025	300,000	191,063

Industrials : 1.10%
Aerospace & Defense : 0.47%
Bombardier Incorporated 144A	6.00	10-15-2022	300,000	292,410

Electrical Equipment : 0.32%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	200,000

Professional Services : 0.31%
GFL Environmental Incorporated 144A	5.38	3-1-2023	200,000	195,000

Information Technology : 0.33%
Software : 0.33%
Open Text Corporation 144A	5.63	1-15-2023	200,000	202,524

8

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Materials : 1.40%
Containers & Packaging : 0.67%
Ardagh Packaging Finance plc 144A		7.25%	5-15-2024	$400,000	$416,500

Metals & Mining : 0.73%
Constellium NV Company 144A		5.75	5-15-2024	250,000	251,875
FMG Resources Proprietary Limited 144A		4.75	5-15-2022	200,000	200,500
					452,375

Total Yankee Corporate Bonds and Notes (Cost $9,590,905)					9,257,426

		Yield		Shares
Short-Term Investments : 1.38%
Investment Companies : 1.38%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.30		859,468	859,468

Total Short-Term Investments (Cost $859,468)					859,468

Total investments in securities (Cost $63,020,340)	98.22%				61,165,038
Other assets and liabilities, net	1.78				1,107,573

Total net assets	100.00%				$62,272,611

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

9

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	486,162	3,613,664	3,240,358	859,468	$859,468	1.38%

Wells Fargo High Yield Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Corporate bonds and notes	$0	$51,048,144	$0	$51,048,144
Yankee corporate bonds and notes	0	9,257,426	0	9,257,426
Short-term investments
Investment companies	859,468	0	0	859,468

Total assets	$859,468	$60,305,570	$0	$61,165,038

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo International Government Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @: 98.71%
Australian Government Bond Series 153 (AUD)		2.25%	11-21-2022	100,000	$72,027
Australian Government Bond Series 155 (AUD)		2.50	5-21-2030	490,000	374,113
Belgium Government Bond Series 44 (EUR) 144A		5.00	3-28-2035	100,000	182,362
Belgium Government Bond Series 78 (EUR) 144A		1.60	6-22-2047	120,000	145,091
Belgium Government Bond Series 84 (EUR) 144A		1.45	6-22-2037	100,000	121,447
Bundesrepublik Deutschland (EUR)		0.50	8-15-2027	170,000	203,330
Bundesrepublik Deutschland (EUR)		0.50	2-15-2028	190,000	227,308
Canada (CAD)		1.00	6-1-2027	600,000	428,883
Czech Republic (CZK)		4.70	9-12-2022	1,990,000	94,538
France Government Bond (EUR)		1.25	5-25-2034	360,000	438,128
France Government Bond (EUR) 144A		2.00	5-25-2048	330,000	441,386
Italy Buoni Poliennali del Tesoro (EUR) 144A		3.25	9-1-2046	180,000	200,021
Italy Buoni Poliennali del Tesoro (EUR) 144A		3.35	3-1-2035	310,000	360,483
Italy Buoni Poliennali del Tesoro (EUR) 144A		4.75	9-1-2044	220,000	301,267
Japan (JPY)		0.10	11-1-2020	175,650,000	1,626,924
Japan (JPY)		0.10	5-1-2021	59,100,000	548,177
Korea Treasury Bond Series 2206 (KRW)		3.75	6-10-2022	445,000,000	397,244
Malaysia Government Bond Series 115 (MYR)		4.19	7-15-2022	1,260,000	306,854
Mexico (MXN)		7.75	11-13-2042	4,740,000	225,422
Mexico (MXN)		8.50	11-18-2038	3,710,000	191,556
Netherlands Government Bond (EUR) 144A		0.75	7-15-2027	350,000	421,039
New Zealand Government Bond Series 429 (NZD)		3.00	4-20-2029	150,000	109,491
Norway Government Bond Series 480 (NOK) 144A		2.00	4-26-2028	810,000	96,348
Poland Government Bond Series 922 (PLN)		5.75	9-23-2022	1,050,000	307,664
Republic of Austria (EUR) 144A		0.75	2-20-2028	350,000	416,093
Russia Government Bond Series 6223 (RUB)		6.50	2-28-2024	14,530,000	213,484
Singapore Government Bond (SGD)		1.75	2-1-2023	290,000	209,842
Spain Government Bond (EUR) 144A		1.45	10-31-2027	380,000	458,028
Sweden Government Bond Series 1053 (SEK)		3.50	3-30-2039	2,520,000	410,446
Switzerland Bonds (CHF)		3.25	6-27-2027	100,000	132,099
Thailand Government Bond (THB)		2.88	12-17-2028	5,660,000	186,611
Thailand Government Bond (THB)		3.60	6-17-2067	820,000	25,942
United Kingdom Gilt (GBP)		1.75	9-7-2022	650,000	852,868
Total Foreign Government Bonds (Cost $10,528,316)					10,726,516

		Yield		Shares
Short-Term Investments : 0.16%
Investment Companies : 0.16%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.30%		16,878	16,878

Total Short-Term Investments (Cost $16,878)					16,878

Total investments in securities (Cost $10,545,194)	98.87%				10,743,394
Other assets and liabilities, net	1.13				122,919

Total net assets	100.00%				$10,866,313

@	Foreign bond principal is denominated in the local currency of the issuer.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CZK	Czech koruna
EUR	Euro
GBP	Great British pound

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo International Government Bond Portfolio

JPY	Japanese yen
KRW	Republic of Korea won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PLN	Polish zloty
RUB	Russian ruble
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht

2

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
102,239 USD	150,000 NZD	State Street Bank	6/6/2019	$4,106	$0
79,411 USD	300,000 PLN	State Street Bank	6/6/2019	1,133	0
432,393 USD	325,000 GBP	State Street Bank	6/6/2019	21,472	0
97,331 USD	3,100,000 THB	State Street Bank	6/6/2019	0	(625)
103,539 USD	140,000 SGD	State Street Bank	6/6/2019	1,622	0
158,480 USD	17,600,000 JPY	State Street Bank	6/6/2019	0	(3,958)
46,098 USD	65,000 AUD	State Street Bank	6/6/2019	1,004	0
114,045 USD	2,240,000 MXN	State Street Bank	6/6/2019	0	(208)
921,500 EUR	1,053,385 USD	State Street Bank	6/6/2019	0	(23,762)
133,024 USD	132,000 CHF	State Street Bank	6/6/2019	1,164	0
420,000 CAD	316,563 USD	State Street Bank	6/6/2019	0	(5,799)
115,000 NOK	13,428 USD	State Street Bank	6/6/2019	0	(287)
1,350,000 DKK	206,938 USD	State Street Bank	6/6/2019	0	(4,949)
356,152 USD	3,285,000 SEK	State Street Bank	6/7/2019	9,789	0
250,000 SEK	26,273 USD	State Street Bank	6/7/2019	86	0
209,867 USD	855,000 MYR	State Street Bank	6/12/2019	5,860	0
310,000,000 KRW	275,823 USD	State Street Bank	6/12/2019	0	(15,445)
213,383 USD	14,190,000 RUB	State Street Bank	9/12/2019	0	(542)

				$46,236	$(55,575)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	13,185	139,851	136,158	16,878	$16,878	0.16%

Wells Fargo International Government Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Portfolio is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Foreign government bonds	$0	$10,726,516	$0	$10,726,516
Short-term investments
Investment companies	16,878	0	0	16,878

	16,878	10,726,516	0	10,743,394

Forward foreign currency contracts	0	46,236	0	46,236

Total assets	$16,878	$10,772,752	$0	$10,789,630

Liabilities
Forward foreign currency contracts	$0	$55,575	$0	$55,575

Total liabilities	$0	$55,575	$0	$55,575

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 80.73%
Communication Services : 4.07%
Diversified Telecommunication Services : 0.72%
AT&T Incorporated	3.00%	2-15-2022	$200,000	$201,660
AT&T Incorporated	4.30	12-15-2042	350,000	332,452
AT&T Incorporated	4.50	5-15-2035	230,000	231,437
Verizon Communications Incorporated	3.85	11-1-2042	260,000	251,882
Verizon Communications Incorporated	4.13	3-16-2027	200,000	212,770
Verizon Communications Incorporated	4.67	3-15-2055	655,000	701,608
				1,931,809

Entertainment : 0.68%
Viacom Incorporated	4.25	9-1-2023	180,000	187,944
Viacom Incorporated	6.88	4-30-2036	238,000	287,336
Walt Disney Company	2.55	2-15-2022	175,000	175,990
Walt Disney Company	2.75	8-16-2021	350,000	352,975
Walt Disney Company 144A	3.00	9-15-2022	262,000	266,120
Walt Disney Company	4.13	12-1-2041	175,000	187,377
Walt Disney Company 144A	4.50	2-15-2021	350,000	362,030
				1,819,772

Interactive Media & Services : 0.17%
Alphabet Incorporated	3.38	2-25-2024	87,000	91,202
Alphabet Incorporated	3.63	5-19-2021	350,000	359,519
				450,721

Media : 2.50%
CBS Corporation	3.70	8-15-2024	350,000	356,408
CBS Corporation	4.85	7-1-2042	140,000	140,362
CBS Corporation	4.90	8-15-2044	350,000	355,476
Charter Communications Operating LLC	3.58	7-23-2020	200,000	201,483
Charter Communications Operating LLC	4.46	7-23-2022	400,000	414,671
Charter Communications Operating LLC	4.91	7-23-2025	400,000	423,215
Comcast Corporation	2.35	1-15-2027	210,000	200,558
Comcast Corporation	3.13	7-15-2022	350,000	356,075
Comcast Corporation	4.00	11-1-2049	200,000	198,825
Comcast Corporation	4.40	8-15-2035	210,000	227,207
Comcast Corporation	4.75	3-1-2044	262,000	288,059
Discovery Communications LLC	3.30	5-15-2022	175,000	177,275
Discovery Communications LLC	3.95	3-20-2028	400,000	400,328
Discovery Communications LLC	4.38	6-15-2021	210,000	216,959
Discovery Communications LLC	6.35	6-1-2040	175,000	197,549
Omnicom Group Incorporated	3.63	5-1-2022	175,000	179,550
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	216,891
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	210,177
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	332,077
Time Warner Cable Incorporated	6.63	5-15-2029	500,000	624,757
Time Warner Cable Incorporated	7.63	4-15-2031	200,000	267,929
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	206,112
Time Warner Entertainment Company LP	3.40	6-15-2022	70,000	71,341
Time Warner Entertainment Company LP	4.90	6-15-2042	36,000	37,002
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	273,507
Viacom Incorporated	5.50	5-15-2033	140,000	156,142
				6,729,935

Consumer Discretionary : 5.38%
Auto Components : 0.11%
Lear Corporation	5.25	1-15-2025	297,000	307,343

Automobiles : 0.99%
American Honda Finance Corporation	1.65	7-12-2021	500,000	492,355

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Automobiles (continued)
American Honda Finance Corporation	2.90%	2-16-2024	$200,000	$203,333
Ford Motor Company	7.45	7-16-2031	700,000	793,605
General Motors Company	6.25	10-2-2043	175,000	177,107
General Motors Company	6.60	4-1-2036	350,000	366,742
Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	301,358
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	311,465
				2,645,965

Diversified Consumer Services : 0.10%
President and Fellows of Harvard College	4.88	10-15-2040	210,000	263,762

Hotels, Restaurants & Leisure : 0.96%
Marriott International Incorporated	3.38	10-15-2020	117,000	117,872
McDonald’s Corporation	2.63	1-15-2022	250,000	250,911
McDonald’s Corporation	3.38	5-26-2025	245,000	252,201
McDonald’s Corporation	3.50	7-15-2020	140,000	141,764
McDonald’s Corporation	3.63	5-20-2021	70,000	71,543
McDonald’s Corporation	4.60	5-26-2045	175,000	188,307
McDonald’s Corporation	6.30	10-15-2037	210,000	266,878
Starbucks Corporation	3.75	12-1-2047	800,000	746,104
Starbucks Corporation	4.00	11-15-2028	500,000	533,189
				2,568,769

Household Durables : 0.25%
Newell Rubbermaid Incorporated	4.70	8-15-2020	350,000	357,965
Whirlpool Corporation	4.00	3-1-2024	87,000	90,620
Whirlpool Corporation	4.70	6-1-2022	140,000	147,866
Whirlpool Corporation	4.85	6-15-2021	70,000	73,021
				669,472

Internet & Direct Marketing Retail : 0.73%
Amazon.com Incorporated	4.05	8-22-2047	400,000	435,002
Amazon.com Incorporated	4.25	8-22-2057	400,000	439,299
Amazon.com Incorporated	4.95	12-5-2044	300,000	368,390
eBay Incorporated	3.25	10-15-2020	140,000	141,049
eBay Incorporated	4.00	7-15-2042	175,000	155,115
Expedia Incorporated	4.50	8-15-2024	70,000	74,270
QVC Incorporated	4.38	3-15-2023	210,000	210,680
QVC Incorporated	5.13	7-2-2022	140,000	145,101
				1,968,906

Leisure Products : 0.05%
Hasbro Incorporated	6.35	3-15-2040	108,000	126,688

Multiline Retail : 0.68%
Dollar General Corporation	3.25	4-15-2023	245,000	248,286
Kohl’s Corporation	3.25	2-1-2023	105,000	104,964
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	142,108
Nordstrom Incorporated	4.00	10-15-2021	175,000	179,570
Nordstrom Incorporated	4.75	5-1-2020	94,000	95,675
Nordstrom Incorporated	5.00	1-15-2044	70,000	63,304
Target Corporation	2.90	1-15-2022	175,000	177,853
Target Corporation	3.63	4-15-2046	210,000	204,393
Target Corporation	3.90	11-15-2047	600,000	611,449
				1,827,602

Specialty Retail : 1.32%
AutoZone Incorporated	2.88	1-15-2023	175,000	175,756
AutoZone Incorporated	3.13	7-15-2023	105,000	106,480
AutoZone Incorporated	4.00	11-15-2020	140,000	142,504

2

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Home Depot Incorporated	3.50%	9-15-2056	$260,000	$244,073
Home Depot Incorporated	3.75	2-15-2024	350,000	369,159
Home Depot Incorporated	3.95	9-15-2020	280,000	285,148
Home Depot Incorporated	4.40	4-1-2021	350,000	361,499
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	336,736
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	142,160
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	107,323
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	183,530
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	171,207
Lowe’s Companies Incorporated	4.38	9-15-2045	200,000	200,456
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	108,111
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	109,372
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	31,987
Unilever Capital Corporation	2.00	7-28-2026	500,000	471,647
				3,547,148

Textiles, Apparel & Luxury Goods : 0.19%
Nike Incorporated	2.25	5-1-2023	70,000	69,828
Nike Incorporated	3.63	5-1-2043	70,000	71,492
Nike Incorporated	3.88	11-1-2045	350,000	365,285
				506,605

Consumer Staples : 7.21%
Beverages : 2.02%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	195,921
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	245,333
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	224,350
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	400,000	400,175
Constellation Brands Incorporated	3.50	5-9-2027	500,000	501,820
Constellation Brands Incorporated	3.75	5-1-2021	98,000	99,797
Constellation Brands Incorporated	4.25	5-1-2023	360,000	378,704
Keurig Dr Pepper Incorporated 144A	4.60	5-25-2028	700,000	747,410
Molson Coors Brewing Company	2.10	7-15-2021	260,000	256,862
PepsiCo Incorporated	2.75	3-5-2022	259,000	262,376
PepsiCo Incorporated	3.00	8-25-2021	175,000	177,641
PepsiCo Incorporated	3.60	8-13-2042	285,000	288,244
PepsiCo Incorporated	4.00	3-5-2042	175,000	186,820
PepsiCo Incorporated	4.25	10-22-2044	140,000	155,833
PepsiCo Incorporated	5.50	1-15-2040	210,000	270,707
The Coca-Cola Company	2.55	6-1-2026	500,000	496,968
The Coca-Cola Company	2.88	10-27-2025	200,000	203,709
The Coca-Cola Company	3.20	11-1-2023	280,000	290,023
The Coca-Cola Company	3.30	9-1-2021	49,000	50,087
				5,432,780

Food & Staples Retailing : 1.19%
Sysco Corporation	3.30	7-15-2026	200,000	201,366
Sysco Corporation	5.38	9-21-2035	200,000	232,613
The Kroger Company	3.40	4-15-2022	175,000	178,027
The Kroger Company	3.85	8-1-2023	175,000	181,723
The Kroger Company	5.00	4-15-2042	175,000	176,856
The Kroger Company	5.15	8-1-2043	105,000	107,593
The Kroger Company	6.90	4-15-2038	210,000	259,593
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	274,104
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	363,682
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	209,143
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	234,138
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	85,071
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	197,017
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	200,000	204,812
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	287,690
				3,193,428

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Food Products : 2.08%
Archer-Daniels-Midland Company	4.54%	3-26-2042	$175,000	$197,482
Campbell Soup Company	2.50	8-2-2022	85,000	84,136
Conagra Brands Incorporated	4.60	11-1-2025	200,000	213,172
Conagra Brands Incorporated	4.85	11-1-2028	600,000	644,863
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	110,980
General Mills Incorporated	3.65	2-15-2024	175,000	180,673
General Mills Incorporated	4.20	4-17-2028	800,000	840,536
J.M. Smucker Company	3.50	10-15-2021	210,000	213,547
Kellogg Company	4.00	12-15-2020	155,000	158,153
Kraft Heinz Foods Company	2.80	7-2-2020	400,000	400,106
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	471,801
Kraft Heinz Foods Company	4.38	6-1-2046	300,000	264,295
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	88,718
Tyson Foods Incorporated	4.35	3-1-2029	300,000	318,082
Tyson Foods Incorporated	4.50	6-15-2022	350,000	367,152
Tyson Foods Incorporated	4.88	8-15-2034	175,000	192,272
Unilever Capital Corporation	4.25	2-10-2021	300,000	309,261
Unilever Capital Corporation	5.90	11-15-2032	410,000	526,255
				5,581,484

Household Products : 0.75%
Clorox Company	3.05	9-15-2022	113,000	115,046
Clorox Company	3.50	12-15-2024	140,000	145,623
Colgate-Palmolive Company	2.30	5-3-2022	350,000	351,359
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	104,289
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	211,882
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	195,376
Procter & Gamble Company	2.45	11-3-2026	900,000	887,745
				2,011,320

Personal Products : 0.07%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	180,633

Tobacco : 1.10%
Altria Group Incorporated	4.00	1-31-2024	62,000	64,288
Altria Group Incorporated	4.25	8-9-2042	350,000	312,446
Altria Group Incorporated	4.50	5-2-2043	175,000	158,832
Altria Group Incorporated	4.75	5-5-2021	200,000	207,589
Philip Morris International Incorporated	2.50	8-22-2022	175,000	173,967
Philip Morris International Incorporated	2.63	3-6-2023	122,000	122,259
Philip Morris International Incorporated	3.25	11-10-2024	210,000	214,741
Philip Morris International Incorporated	4.13	3-4-2043	210,000	208,704
Philip Morris International Incorporated	4.25	11-10-2044	210,000	211,049
Philip Morris International Incorporated	4.50	3-20-2042	140,000	145,627
Reynolds American Incorporated	4.00	6-12-2022	280,000	288,016
Reynolds American Incorporated	4.45	6-12-2025	350,000	363,615
Reynolds American Incorporated	5.70	8-15-2035	210,000	222,598
Reynolds American Incorporated	6.15	9-15-2043	87,000	95,887
Reynolds American Incorporated	7.25	6-15-2037	140,000	169,453
				2,959,071

Energy : 8.53%
Energy Equipment & Services : 0.40%
Halliburton Company	3.50	8-1-2023	350,000	359,011
Halliburton Company	3.80	11-15-2025	350,000	360,538
Halliburton Company	4.50	11-15-2041	175,000	174,486
Halliburton Company	4.75	8-1-2043	175,000	177,969
				1,072,004

Oil, Gas & Consumable Fuels : 8.13%
Anadarko Finance Company	7.50	5-1-2031	227,000	296,724
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	252,081
Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	192,035

4

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corporation	3.25%	4-15-2022	$253,000	$254,925
Apache Corporation	5.10	9-1-2040	402,000	392,259
Apache Corporation	5.25	2-1-2042	70,000	71,967
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	69,915
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	211,762
BP Capital Markets America Incorporated	4.50	10-1-2020	350,000	359,355
Buckeye Partners LP	4.15	7-1-2023	175,000	174,824
Chevron Corporation	2.10	5-16-2021	260,000	259,359
Chevron Corporation	2.36	12-5-2022	525,000	524,443
Chevron Corporation	2.42	11-17-2020	350,000	350,825
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	160,669
ConocoPhillips Company	4.30	11-15-2044	210,000	225,062
ConocoPhillips Company	4.95	3-15-2026	350,000	392,644
ConocoPhillips Company	5.90	10-15-2032	175,000	221,084
ConocoPhillips Company	6.95	4-15-2029	210,000	273,395
Devon Energy Corporation	4.00	7-15-2021	140,000	143,251
Devon Energy Corporation	7.95	4-15-2032	150,000	204,987
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	68,423
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	163,050
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	257,880
Energy Transfer Partners LP	4.75	1-15-2026	280,000	291,163
Energy Transfer Partners LP	4.90	2-1-2024	210,000	223,096
Energy Transfer Partners LP	5.95	10-1-2043	140,000	148,006
Energy Transfer Partners LP	7.50	7-1-2038	70,000	85,340
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	249,133
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	358,018
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	297,694
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	162,611
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	83,396
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	94,872
EOG Resources Incorporated	4.10	2-1-2021	140,000	143,692
EQT Corporation	4.88	11-15-2021	210,000	219,485
Exxon Mobil Corporation	2.71	3-6-2025	350,000	352,169
Exxon Mobil Corporation	3.04	3-1-2026	500,000	510,121
Hess Corporation	7.30	8-15-2031	269,000	322,886
Kerr-McGee Corporation	6.95	7-1-2024	140,000	164,715
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	177,708
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	177,026
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	158,829
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	89,762
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	223,418
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	78,857
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	152,342
Marathon Oil Corporation	3.85	6-1-2025	245,000	249,868
Marathon Oil Corporation	5.20	6-1-2045	140,000	149,309
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	358,010
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	383,135
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	25,009
MPLX LP	4.13	3-1-2027	200,000	202,672
MPLX LP	4.70	4-15-2048	500,000	473,836
MPLX LP	4.88	6-1-2025	200,000	214,096
MPLX LP	5.20	3-1-2047	220,000	224,811
NextEra Energy Capital	4.50	6-1-2021	140,000	144,678
Noble Energy Incorporated	3.90	11-15-2024	210,000	215,668
Occidental Petroleum Corporation	3.00	2-15-2027	200,000	193,980
Occidental Petroleum Corporation	3.50	6-15-2025	200,000	204,514
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	328,615
Occidental Petroleum Corporation	4.40	4-15-2046	200,000	198,455
ONEOK Incorporated	4.00	7-13-2027	200,000	202,346
ONEOK Incorporated	4.55	7-15-2028	500,000	524,565
ONEOK Partners LP	3.38	10-1-2022	350,000	355,263
Phillips 66	4.30	4-1-2022	500,000	522,687
Phillips 66	4.65	11-15-2034	140,000	150,816
Phillips 66	5.88	5-1-2042	400,000	477,249
Plains All American Pipeline LP	3.60	11-1-2024	210,000	210,496
Plains All American Pipeline LP	3.85	10-15-2023	350,000	358,536
Plains All American Pipeline LP	4.90	2-15-2045	175,000	168,290
Plains All American Pipeline LP	5.00	2-1-2021	140,000	144,273

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP	6.65%	1-15-2037	$140,000	$159,762
Sabine Pass Liquefaction LLC	4.20	3-15-2028	270,000	272,880
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	426,963
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	218,979
Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	222,270
Spectra Energy Partners LP	3.38	10-15-2026	300,000	298,813
Spectra Energy Partners LP	4.75	3-15-2024	245,000	262,457
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	140,975
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	98,221
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	139,585
TC Pipelines LP	4.65	6-15-2021	210,000	215,923
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	214,515
Valero Energy Corporation	7.50	4-15-2032	910,000	1,201,125
Western Gas Partners LP	4.00	7-1-2022	280,000	281,665
Williams Partners LP	3.35	8-15-2022	175,000	177,697
Williams Partners LP	4.13	11-15-2020	210,000	213,510
Williams Partners LP	6.30	4-15-2040	273,000	319,311
				21,831,086

Financials : 17.08%
Banks : 6.64%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	29,027
Australia & New Zealand Banking Group Limited	2.55	11-23-2021	250,000	250,115
Australia & New Zealand Banking Group Limited	2.63	5-19-2022	300,000	301,027
Australia & New Zealand Banking Group Limited	2.63	11-9-2022	500,000	500,619
Bank of America Corporation	3.25	10-21-2027	525,000	521,352
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	198,809
Bank of America Corporation	4.18	11-25-2027	560,000	578,194
Bank of America Corporation	4.25	10-22-2026	280,000	291,775
Bank One Corporation	7.63	10-15-2026	168,000	211,940
BB&T Corporation	2.05	5-10-2021	210,000	207,917
BB&T Corporation	2.85	10-26-2024	500,000	505,655
BB&T Corporation	3.80	10-30-2026	400,000	415,930
Citigroup Incorporated	2.75	4-25-2022	200,000	200,112
Citigroup Incorporated	4.45	9-29-2027	525,000	549,298
Citigroup Incorporated	4.60	3-9-2026	200,000	211,186
Citigroup Incorporated	4.65	7-30-2045	300,000	329,236
Citigroup Incorporated	4.75	5-18-2046	300,000	322,880
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	208,614
City National Corporation	5.25	9-15-2020	140,000	144,820
Compass Bank	3.88	4-10-2025	250,000	253,812
Discover Bank	4.20	8-8-2023	310,000	325,712
Discover Bank	4.25	3-13-2026	250,000	259,135
Fifth Third Bank	2.25	6-14-2021	200,000	199,049
Fifth Third Bank	2.88	10-1-2021	300,000	302,461
Fifth Third Bank	3.85	3-15-2026	800,000	836,594
HSBC Bank USA NA	5.00	9-27-2020	350,000	359,794
HSBC Bank USA NA	5.63	8-15-2035	225,000	260,345
Huntington Bancshares Incorporated	2.30	1-14-2022	300,000	297,826
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	18,087
JPMorgan Chase & Company	2.95	10-1-2026	325,000	321,905
JPMorgan Chase & Company	3.20	1-25-2023	200,000	203,337
JPMorgan Chase & Company	4.13	12-15-2026	500,000	524,838
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	253,600
Key Bank NA	2.40	6-9-2022	700,000	699,699
Key Bank NA	3.18	10-15-2027	250,000	256,415
Key Bank NA	3.30	6-1-2025	250,000	257,947
KeyCorp	5.10	3-24-2021	300,000	313,099
National Australia Bank	2.63	1-14-2021	500,000	501,285
People’s United Financial Incorporated	3.65	12-6-2022	105,000	107,807
PNC Bank NA	2.15	4-29-2021	250,000	248,388
PNC Bank NA	2.95	1-30-2023	300,000	302,718
PNC Bank NA	3.30	10-30-2024	500,000	514,035
PNC Bank NA	4.20	11-1-2025	250,000	267,723
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	367,458
Santander UK Group Holdings plc (3 Month LIBOR +1.40%) ±	3.82	11-3-2028	1,000,000	978,106
SunTrust Banks Incorporated	3.30	5-15-2026	1,200,000	1,208,091

6

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
UnionBanCal Corporation	3.50%	6-18-2022	$140,000	$144,049
US Bancorp	2.38	7-22-2026	190,000	185,099
US Bancorp	3.00	3-15-2022	350,000	354,834
US Bancorp	3.60	9-11-2024	350,000	364,632
US Bancorp	4.13	5-24-2021	350,000	361,102
				17,827,488

Capital Markets : 3.35%
AGL Capital Corporation	4.40	6-1-2043	140,000	146,230
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	350,301
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	303,572
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	310,180
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	429,022
Charles Schwab Corporation	4.45	7-22-2020	140,000	143,138
CME Group Incorporated	4.15	6-15-2048	200,000	217,719
Deutsche Bank AG	3.15	1-22-2021	200,000	197,571
Goldman Sachs Group Incorporated (3 Month LIBOR +1.51%) ±	3.69	6-5-2028	700,000	703,843
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	358,175
Goldman Sachs Group Incorporated	5.95	1-15-2027	200,000	229,102
Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	250,363
Intercontinental Exchange Incorporated	2.75	12-1-2020	350,000	350,717
Jefferies Group Incorporated	5.13	1-20-2023	175,000	185,965
Jefferies Group Incorporated	6.45	6-8-2027	105,000	116,661
Jefferies Group Incorporated	6.88	4-15-2021	105,000	112,251
Legg Mason Incorporated	4.75	3-15-2026	190,000	200,679
Moody’s Corporation	4.50	9-1-2022	175,000	184,040
Moody’s Corporation	5.25	7-15-2044	210,000	247,219
Morgan Stanley	4.30	1-27-2045	350,000	366,467
Morgan Stanley	5.00	11-24-2025	200,000	217,933
Morgan Stanley	6.25	8-9-2026	300,000	352,051
Morgan Stanley	7.25	4-1-2032	329,000	447,149
Northern Trust Corporation	3.95	10-30-2025	175,000	186,078
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	98,141
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	508,296
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	92,905
S&P Global Incorporated	4.00	6-15-2025	227,000	243,879
State Street Corporation	1.95	5-19-2021	600,000	595,463
State Street Corporation	2.65	5-19-2026	400,000	397,281
State Street Corporation	4.38	3-7-2021	300,000	310,277
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	145,705
				8,998,373

Consumer Finance : 2.17%
American Express Company	2.50	8-1-2022	400,000	398,154
American Express Company	2.65	12-2-2022	402,000	401,702
American Express Company	4.20	11-6-2025	200,000	214,727
American Express Credit Corporation	2.25	5-5-2021	200,000	198,869
American Honda Finance Corporation	3.45	7-14-2023	200,000	207,672
Capital One Financial Corporation	3.75	7-28-2026	525,000	519,924
Capital One Financial Corporation	3.75	3-9-2027	330,000	329,857
Capital One Financial Corporation	4.75	7-15-2021	315,000	328,697
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	261,209
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	205,709
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	183,087
Discover Financial Services	3.95	11-6-2024	200,000	206,963
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	192,425
General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	380,978
John Deere Capital Corporation	3.90	7-12-2021	210,000	216,014
Synchrony Financial	3.70	8-4-2026	200,000	192,588
Synchrony Financial	5.15	3-19-2029	1,100,000	1,141,488
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	250,616
				5,830,679

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 0.64%
Berkshire Hathaway Incorporated	3.00%	2-11-2023	$75,000	$76,631
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	534,038
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	180,424
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	306,642
Block Financial LLC	5.50	11-1-2022	140,000	148,946
National Rural Utilities Cooperative Finance Corporation	3.40	2-7-2028	300,000	310,315
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	154,482
				1,711,478

Insurance : 4.15%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	282,214
ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	204,501
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	362,000
Alleghany Corporation	5.63	9-15-2020	70,000	72,587
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	157,500
American International Group Incorporated	4.50	7-16-2044	300,000	302,591
American International Group Incorporated	4.88	6-1-2022	600,000	636,766
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	199,358
American International Group Incorporated	6.40	12-15-2020	200,000	211,199
Aon Corporation	6.25	9-30-2040	70,000	88,548
Arch Capital Group Limited	5.14	11-1-2043	147,000	172,129
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	151,338
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	197,149
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	222,868
Chubb Corporation	6.00	5-11-2037	196,000	258,350
Chubb INA Holdings Incorporated	2.30	11-3-2020	200,000	199,888
CNA Financial Corporation	5.88	8-15-2020	350,000	363,895
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	31,416
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	179,316
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	221,490
Lincoln National Corporation	4.00	9-1-2023	175,000	184,176
Lincoln National Corporation	4.85	6-24-2021	56,000	58,496
Loews Corporation	2.63	5-15-2023	105,000	105,118
Loews Corporation	4.13	5-15-2043	140,000	142,413
Marsh & McLennan Companies Incorporated	4.38	3-15-2029	1,100,000	1,181,528
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	217,942
MetLife Incorporated	3.05	12-15-2022	190,000	192,167
MetLife Incorporated	4.13	8-13-2042	210,000	217,640
MetLife Incorporated	4.37	9-15-2023	400,000	428,757
MetLife Incorporated	4.72	12-15-2044	175,000	195,692
MetLife Incorporated	4.75	2-8-2021	200,000	207,236
MetLife Incorporated	6.38	6-15-2034	196,000	256,980
MetLife Incorporated	6.40	12-15-2066	200,000	221,000
MetLife Incorporated	6.50	12-15-2032	140,000	184,756
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	178,620
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	143,145
Progressive Corporation	6.25	12-1-2032	252,000	328,053
Prudential Financial Incorporated	3.91	12-7-2047	155,000	153,457
Prudential Financial Incorporated	3.94	12-7-2049	200,000	199,366
Prudential Financial Incorporated	4.50	11-16-2021	175,000	183,027
Prudential Financial Incorporated	4.60	5-15-2044	350,000	385,652
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	177,625
Prudential Financial Incorporated	5.75	7-15-2033	350,000	420,421
Prudential Financial Incorporated	6.63	12-1-2037	45,000	60,075
Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	43,867
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	98,959
Travelers Companies Incorporated	5.35	11-1-2040	245,000	307,409
WR Berkley Corporation	5.38	9-15-2020	140,000	144,935
				11,133,615

Mortgage REITs : 0.13%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	360,338

8

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 10.13%
Biotechnology : 1.63%
AbbVie Incorporated	2.30%	5-14-2021	$350,000	$348,096
AbbVie Incorporated	3.20	5-14-2026	420,000	415,035
AbbVie Incorporated	4.45	5-14-2046	200,000	188,586
Amgen Incorporated	3.63	5-15-2022	200,000	205,050
Amgen Incorporated	3.63	5-22-2024	350,000	361,748
Amgen Incorporated	3.88	11-15-2021	200,000	205,273
Amgen Incorporated	5.75	3-15-2040	56,000	65,016
Amgen Incorporated	6.40	2-1-2039	175,000	217,545
Baxalta Incorporated	5.25	6-23-2045	280,000	330,649
Celgene Corporation	3.25	8-15-2022	350,000	357,821
Celgene Corporation	3.88	8-15-2025	175,000	183,930
Celgene Corporation	3.95	10-15-2020	140,000	142,968
Celgene Corporation	4.63	5-15-2044	240,000	262,884
Genzyme Corporation	5.00	6-15-2020	140,000	143,624
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	363,089
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	207,976
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	376,964
				4,376,254

Health Care Equipment & Supplies : 1.48%
Abbott Laboratories	4.90	11-30-2046	700,000	826,321
Abbott Laboratories	6.00	4-1-2039	105,000	135,477
Abbott Laboratories	6.15	11-30-2037	166,000	219,407
Becton Dickinson & Company	2.89	6-6-2022	500,000	502,200
Becton Dickinson & Company	3.13	11-8-2021	210,000	211,804
Becton Dickinson & Company	3.25	11-12-2020	245,000	246,704
Boston Scientific Corporation	3.85	5-15-2025	200,000	209,646
Boston Scientific Corporation	4.70	3-1-2049	600,000	656,163
Medtronic Incorporated	3.15	3-15-2022	350,000	357,392
Medtronic Incorporated	3.50	3-15-2025	200,000	208,802
Stryker Corporation	4.63	3-15-2046	350,000	385,839
				3,959,755

Health Care Providers & Services : 3.51%
Aetna Incorporated	4.13	6-1-2021	340,000	348,281
Aetna Incorporated	4.13	11-15-2042	175,000	158,419
Aetna Incorporated	4.50	5-15-2042	200,000	191,683
Aetna Incorporated	4.75	3-15-2044	400,000	396,473
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	212,998
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	160,473
Anthem Incorporated	4.38	12-1-2047	200,000	199,721
Cardinal Health Incorporated	2.62	6-15-2022	400,000	396,557
Catholic Health Initiatives	4.35	11-1-2042	175,000	176,079
CIGNA Corporation	4.50	3-15-2021	70,000	71,828
CIGNA Corporation	5.13	6-15-2020	150,000	153,634
Cigna Holding Company	4.00	2-15-2022	175,000	179,939
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	425,161
CVS Caremark Corporation	2.75	12-1-2022	350,000	347,808
CVS Caremark Corporation	5.30	12-5-2043	210,000	219,831
CVS Health Corporation	2.13	6-1-2021	260,000	256,794
Express Scripts Holding Company	4.80	7-15-2046	210,000	210,202
Express Scripts Holding Company	6.13	11-15-2041	175,000	208,621
Halfmoon Parent Incorporated 144A	4.90	12-15-2048	200,000	204,661
HCA Incorporated	5.50	6-15-2047	800,000	842,062
Humana Incorporated	3.15	12-1-2022	210,000	212,181
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	212,135
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	354,994
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	40,114
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	109,079
McKesson Corporation	2.85	3-15-2023	140,000	139,948
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	115,886
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	320,747
Unitedhealth Group Incorporated	4.20	1-15-2047	200,000	209,952

9

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	4.25%	3-15-2043	$175,000	$184,641
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	318,846
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	320,037
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	217,605
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	142,893
WellPoint Incorporated	3.13	5-15-2022	350,000	353,933
WellPoint Incorporated	3.30	1-15-2023	200,000	203,068
WellPoint Incorporated	4.65	1-15-2043	315,000	326,370
WellPoint Incorporated	4.65	8-15-2044	50,000	51,728
WellPoint Incorporated	5.85	1-15-2036	200,000	234,154
				9,429,536

Life Sciences Tools & Services : 0.47%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	109,195
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	202,357
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	214,221
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	285,053
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	296,682
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	164,823
				1,272,331

Pharmaceuticals : 3.04%
Allergan Incorporated	3.38	9-15-2020	350,000	352,258
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	111,933
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	157,666
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	218,276
Eli Lilly & Company	2.75	6-1-2025	70,000	70,614
Eli Lilly & Company	3.95	5-15-2047	600,000	629,564
Eli Lilly & Company	5.50	3-15-2027	280,000	334,869
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	141,216
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	700,000	706,774
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	257,990
Johnson & Johnson	3.38	12-5-2023	300,000	314,712
Johnson & Johnson	3.70	3-1-2046	175,000	181,268
Johnson & Johnson	4.38	12-5-2033	200,000	224,662
Johnson & Johnson	4.85	5-15-2041	140,000	165,973
Johnson & Johnson	4.95	5-15-2033	126,000	152,267
Merck & Company Incorporated	2.35	2-10-2022	250,000	250,595
Merck & Company Incorporated	2.75	2-10-2025	270,000	271,432
Merck & Company Incorporated	3.70	2-10-2045	200,000	203,568
Merck & Company Incorporated	3.88	1-15-2021	245,000	250,222
Mylan Incorporated	4.20	11-29-2023	200,000	198,952
Novartis Capital Corporation	2.40	9-21-2022	350,000	349,668
Novartis Capital Corporation	3.40	5-6-2024	700,000	725,792
Novartis Capital Corporation	3.70	9-21-2042	175,000	179,122
Pfizer Incorporated	3.00	12-15-2026	400,000	404,965
Pfizer Incorporated	4.13	12-15-2046	420,000	451,499
Pfizer Incorporated	4.30	6-15-2043	210,000	229,208
Schering-Plough Corporation	6.50	12-1-2033	175,000	240,419
Zoetis Incorporated	4.70	2-1-2043	350,000	390,667
				8,166,151

Industrials : 8.76%
Aerospace & Defense : 2.69%
General Dynamics Corporation	2.25	11-15-2022	350,000	348,862
General Dynamics Corporation	3.75	5-15-2028	600,000	640,618
General Dynamics Corporation	3.88	7-15-2021	140,000	143,882
L-3 Communications Corporation	4.95	2-15-2021	350,000	362,317
Lockheed Martin Corporation	2.50	11-23-2020	260,000	260,410
Lockheed Martin Corporation	3.35	9-15-2021	175,000	178,230
Lockheed Martin Corporation	4.07	12-15-2042	229,000	239,883
Lockheed Martin Corporation	4.70	5-15-2046	350,000	402,556
Lockheed Martin Corporation	6.15	9-1-2036	122,000	159,062
Northrop Grumman Corporation	3.50	3-15-2021	210,000	213,317

10

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
Northrop Grumman Corporation	4.03%	10-15-2047	$400,000	$405,380
Northrop Grumman Corporation	5.05	11-15-2040	70,000	79,889
Northrop Grumman Corporation	7.75	2-15-2031	210,000	295,578
Precision Castparts Corporation	2.50	1-15-2023	175,000	174,733
Precision Castparts Corporation	3.90	1-15-2043	140,000	145,634
Raytheon Company	2.50	12-15-2022	245,000	245,105
Raytheon Company	7.20	8-15-2027	84,000	109,780
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	254,517
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	188,897
Textron Incorporated	4.30	3-1-2024	140,000	147,717
The Boeing Company	2.60	10-30-2025	300,000	297,054
The Boeing Company	2.80	3-1-2023	200,000	201,178
The Boeing Company	3.20	3-1-2029	200,000	201,699
The Boeing Company	5.88	2-15-2040	21,000	26,884
The Boeing Company	6.13	2-15-2033	126,000	161,646
United Technologies Corporation	3.10	6-1-2022	200,000	202,644
United Technologies Corporation	3.75	11-1-2046	200,000	190,587
United Technologies Corporation	4.05	5-4-2047	400,000	405,357
United Technologies Corporation	7.50	9-15-2029	400,000	533,540
				7,216,956

Air Freight & Logistics : 0.80%
FedEx Corporation	3.88	8-1-2042	140,000	128,239
FedEx Corporation	4.00	1-15-2024	203,000	214,555
FedEx Corporation	4.55	4-1-2046	350,000	346,622
FedEx Corporation	4.90	1-15-2034	175,000	194,534
FedEx Corporation	5.10	1-15-2044	210,000	222,578
United Parcel Service Incorporated	2.35	5-16-2022	300,000	300,102
United Parcel Service Incorporated	2.45	10-1-2022	280,000	280,883
United Parcel Service Incorporated	3.13	1-15-2021	200,000	202,400
United Parcel Service Incorporated	6.20	1-15-2038	206,000	271,897
				2,161,810

Airlines : 0.29%
American Airlines Incorporated	3.20	12-15-2029	55,769	55,167
American Airlines Incorporated	3.38	11-1-2028	25,689	25,573
American Airlines Incorporated	4.95	7-15-2024	110,803	115,013
Delta Air Lines Incorporated	6.82	2-10-2024	34,215	37,414
United Airlines Incorporated	4.00	10-11-2027	272,388	283,297
United Airlines Incorporated	4.30	2-15-2027	178,841	188,758
US Airways Group Incorporated	3.95	5-15-2027	72,166	74,895
				780,117

Building Products : 0.13%
Masco Corporation	4.38	4-1-2026	190,000	196,349
Owens Corning Incorporated	4.20	12-15-2022	149,000	154,142
				350,491

Commercial Services & Supplies : 0.33%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	71,690
Republic Services Incorporated	2.90	7-1-2026	260,000	256,946
Republic Services Incorporated	5.25	11-15-2021	35,000	37,198
Waste Management Incorporated	4.10	3-1-2045	350,000	367,443
Waste Management Incorporated	4.60	3-1-2021	140,000	144,006
				877,283

Electrical Equipment : 0.19%
Eaton Corporation	4.15	11-2-2042	350,000	362,206
Emerson Electric Company	4.25	11-15-2020	140,000	143,709
				505,915

11

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Industrial Conglomerates : 1.07%
3M Company	4.00%	9-14-2048	$800,000	$831,833
3M Company	5.70	3-15-2037	227,000	290,447
General Electric Capital Corporation	3.10	1-9-2023	300,000	299,860
General Electric Capital Corporation	4.38	9-16-2020	200,000	203,991
General Electric Capital Corporation	4.50	3-11-2044	200,000	188,342
General Electric Capital Corporation	4.63	1-7-2021	300,000	307,945
General Electric Capital Corporation	5.88	1-14-2038	200,000	220,437
General Electric Company	4.13	10-9-2042	400,000	356,385
Honeywell International Incorporated	3.35	12-1-2023	140,000	145,149
Honeywell International Incorporated	4.25	3-1-2021	35,000	36,137
				2,880,526

Machinery : 0.85%
Caterpillar Incorporated	3.80	8-15-2042	105,000	108,734
Caterpillar Incorporated	4.75	5-15-2064	300,000	352,154
Deere & Company	2.60	6-8-2022	350,000	350,402
Deere & Company	3.90	6-9-2042	350,000	371,625
Deere & Company	5.38	10-16-2029	210,000	253,159
Dover Corporation	5.38	10-15-2035	140,000	162,564
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	85,554
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	228,571
Parker Hannifin Corporation	3.50	9-15-2022	70,000	71,786
Parker Hannifin Corporation	6.25	5-15-2038	42,000	54,332
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	248,286
				2,287,167

Professional Services : 0.07%
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	182,828

Road & Rail : 1.72%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	213,514
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	217,790
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	233,902
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	162,579
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	251,034
CSX Corporation	3.40	8-1-2024	278,000	288,259
CSX Corporation	3.70	10-30-2020	175,000	177,614
CSX Corporation	4.50	8-1-2054	350,000	366,467
CSX Corporation	4.75	5-30-2042	161,000	177,228
CSX Corporation	6.22	4-30-2040	140,000	178,050
Kansas City Southern	3.00	5-15-2023	51,000	51,400
Kansas City Southern	4.30	5-15-2043	140,000	141,182
Norfolk Southern Corporation	2.90	6-15-2026	250,000	249,656
Norfolk Southern Corporation	2.90	2-15-2023	400,000	403,654
Norfolk Southern Corporation	3.15	6-1-2027	300,000	301,047
Norfolk Southern Corporation	3.85	1-15-2024	140,000	147,008
Union Pacific Corporation	2.75	4-15-2023	200,000	201,790
Union Pacific Corporation	3.25	1-15-2025	175,000	179,364
Union Pacific Corporation	3.75	3-15-2024	140,000	146,830
Union Pacific Corporation	3.80	10-1-2051	200,000	190,228
Union Pacific Corporation	4.15	1-15-2045	175,000	174,425
Union Pacific Corporation	4.30	6-15-2042	175,000	183,094
				4,636,115

Trading Companies & Distributors : 0.62%
Air Lease Corporation	3.25	3-1-2025	200,000	196,664
Air Lease Corporation	3.63	12-1-2027	900,000	868,844
GATX Corporation	4.85	6-1-2021	70,000	72,546
International Lease Finance Corporation	8.25	12-15-2020	200,000	215,565
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	307,172
				1,660,791

12

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 5.87%
Communications Equipment : 0.41%
Cisco Systems Incorporated	2.45%	6-15-2020	$420,000	$419,964
Cisco Systems Incorporated	2.95	2-28-2026	340,000	340,614
Cisco Systems Incorporated	3.00	6-15-2022	340,000	346,954
				1,107,532

Electronic Equipment, Instruments & Components : 0.29%
Amphenol Corporation	4.00	2-1-2022	210,000	217,139
Avnet Incorporated	5.88	6-15-2020	70,000	72,070
Corning Incorporated	4.25	8-15-2020	175,000	178,722
Corning Incorporated	5.75	8-15-2040	105,000	122,474
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	185,054
				775,459

IT Services : 1.27%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	394,372
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	50,191
Fiserv Incorporated	3.85	6-1-2025	210,000	218,535
IBM Corporation	1.88	8-1-2022	280,000	274,188
IBM Corporation	3.38	8-1-2023	210,000	215,913
IBM Corporation	5.88	11-29-2032	175,000	217,934
IBM Corporation	7.00	10-30-2025	210,000	259,093
Mastercard Incorporated	3.50	2-26-2028	400,000	420,510
Total System Services Incorporated	3.75	6-1-2023	105,000	107,770
Visa Incorporated	2.75	9-15-2027	300,000	299,864
Visa Incorporated	2.80	12-14-2022	800,000	812,424
Western Union Company	6.20	11-17-2036	122,000	129,904
				3,400,698

Semiconductors & Semiconductor Equipment : 1.48%
Analog Devices Incorporated	2.88	6-1-2023	105,000	105,712
Applied Materials Incorporated	4.30	6-15-2021	210,000	218,408
Applied Materials Incorporated	5.85	6-15-2041	140,000	175,297
Broadcom Corporation	3.50	1-15-2028	900,000	823,218
Broadcom Corporation	3.88	1-15-2027	300,000	285,311
Intel Corporation	2.60	5-19-2026	220,000	217,152
Intel Corporation	4.10	5-19-2046	300,000	314,128
Intel Corporation	4.10	5-11-2047	310,000	326,671
Intel Corporation	4.25	12-15-2042	175,000	186,026
Intel Corporation	4.90	7-29-2045	230,000	267,446
Qualcomm Incorporated	3.45	5-20-2025	700,000	712,769
Texas Instruments Incorporated	2.25	5-1-2023	175,000	175,256
Xilinx Incorporated	3.00	3-15-2021	175,000	176,272
				3,983,666

Software : 0.93%
Autodesk Incorporated	3.60	12-15-2022	175,000	179,988
Microsoft Corporation	3.00	10-1-2020	280,000	283,185
Microsoft Corporation	3.75	5-1-2043	33,000	34,521
Microsoft Corporation	4.00	2-12-2055	350,000	377,100
Microsoft Corporation	4.50	2-6-2057	250,000	293,827
Microsoft Corporation	5.20	6-1-2039	77,000	96,245
Oracle Corporation	3.88	7-15-2020	245,000	249,238
Oracle Corporation	4.00	7-15-2046	350,000	353,123
Oracle Corporation	4.30	7-8-2034	175,000	189,456
Oracle Corporation	4.38	5-15-2055	200,000	213,217
Salesforce.com Incorporated	3.70	4-11-2028	200,000	212,705
				2,482,605

13

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 1.49%
Apple Incorporated	3.35%	2-9-2027	$200,000	$205,826
Apple Incorporated	3.75	11-13-2047	400,000	400,663
Apple Incorporated	4.38	5-13-2045	350,000	381,315
Apple Incorporated	4.65	2-23-2046	200,000	226,828
Dell International LLC 144A	8.10	7-15-2036	400,000	479,852
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	409,917
Hewlett Packard Enterprise Company	4.40	10-15-2022	200,000	209,523
Hewlett Packard Enterprise Company	4.90	10-15-2025	900,000	959,917
Hewlett-Packard Company	3.75	12-1-2020	29,000	29,480
Hewlett-Packard Company	6.00	9-15-2041	332,000	359,081
Seagate HDD	4.75	1-1-2025	350,000	345,529
				4,007,931

Materials : 2.73%
Chemicals : 1.60%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	177,770
Dow Chemical Company	3.50	10-1-2024	200,000	204,309
Dow Chemical Company	4.13	11-15-2021	350,000	361,118
Dow Chemical Company	4.25	10-1-2034	175,000	176,283
Dow Chemical Company	5.25	11-15-2041	175,000	190,373
DowDuPont Incorporated	4.73	11-15-2028	1,100,000	1,201,550
Eastman Chemical Company	4.80	9-1-2042	140,000	140,368
Ecolab Incorporated	4.35	12-8-2021	286,000	299,401
Mosaic Company	3.75	11-15-2021	80,000	81,514
Mosaic Company	5.63	11-15-2043	175,000	183,545
Praxair Incorporated	2.45	2-15-2022	140,000	140,604
Praxair Incorporated	2.70	2-21-2023	105,000	105,897
Praxair Incorporated	4.05	3-15-2021	140,000	144,301
The Sherwin-Williams Company	3.45	8-1-2025	400,000	405,782
The Sherwin-Williams Company	4.00	12-15-2042	92,000	85,593
The Sherwin-Williams Company	4.50	6-1-2047	400,000	396,612
				4,295,020

Containers & Packaging : 0.58%
International Paper Company	3.00	2-15-2027	200,000	193,505
International Paper Company	3.65	6-15-2024	350,000	362,761
International Paper Company	4.80	6-15-2044	175,000	174,804
International Paper Company	7.30	11-15-2039	175,000	223,903
International Paper Company	7.50	8-15-2021	214,000	236,454
MeadWestvaco Corporation	7.95	2-15-2031	35,000	46,496
Packaging Corporation of America	3.65	9-15-2024	175,000	180,206
Packaging Corporation of America	3.90	6-15-2022	140,000	144,545
				1,562,674

Metals & Mining : 0.49%
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	238,442
Newmont Goldcorp Corporation 144A	3.70	3-15-2023	210,000	215,915
Nucor Corporation	4.00	8-1-2023	132,000	138,913
Nucor Corporation	5.20	8-1-2043	140,000	164,159
Nucor Corporation	6.40	12-1-2037	140,000	184,792
Southern Copper Corporation	6.75	4-16-2040	308,000	368,140
				1,310,361

Paper & Forest Products : 0.06%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	172,329

Real Estate : 4.10%
Equity REITs : 4.10%
American Campus Communities Incorporated	3.75	4-15-2023	70,000	71,690
American Tower Corporation	3.50	1-31-2023	295,000	301,989
American Tower Corporation	4.00	6-1-2025	350,000	364,410
American Tower Corporation	5.00	2-15-2024	245,000	266,878

14

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
AvalonBay Communities Incorporated	3.45%	6-1-2025	$140,000	$143,980
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	141,771
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	186,140
Boston Properties LP	2.75	10-1-2026	500,000	480,478
Boston Properties LP	3.13	9-1-2023	105,000	106,559
Boston Properties LP	3.80	2-1-2024	300,000	311,696
Boston Properties LP	3.85	2-1-2023	200,000	207,426
Boston Properties LP	4.13	5-15-2021	210,000	215,129
Corporate Office Properties LP	3.60	5-15-2023	70,000	70,051
Crown Castle International Corporation	3.70	6-15-2026	350,000	354,331
Crown Castle International Corporation	4.88	4-15-2022	50,000	52,888
Crown Castle International Corporation	5.25	1-15-2023	350,000	376,244
Digital Realty Trust LP	3.63	10-1-2022	140,000	143,441
Digital Realty Trust LP	3.95	7-1-2022	140,000	145,155
Digital Realty Trust LP	5.25	3-15-2021	70,000	72,620
Entertainment Properties Trust	5.75	8-15-2022	105,000	112,270
Equity One Incorporated	3.75	11-15-2022	175,000	180,667
Essex Portfolio LP	3.25	5-1-2023	70,000	70,700
Federal Realty Investment Trust	4.50	12-1-2044	175,000	190,175
HCP Incorporated	3.15	8-1-2022	70,000	70,784
HCP Incorporated	6.75	2-1-2041	95,000	124,519
Health Care REIT Incorporated	4.00	6-1-2025	210,000	219,819
Health Care REIT Incorporated	4.50	1-15-2024	140,000	149,241
Hospitality Properties Trust	4.65	3-15-2024	350,000	363,597
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	71,204
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	184,975
Kilroy Realty Corporation	3.80	1-15-2023	175,000	180,130
Kimco Realty Corporation	2.80	10-1-2026	350,000	335,207
Liberty Property LP	4.40	2-15-2024	109,000	115,637
Liberty Property LP	4.75	10-1-2020	175,000	179,004
Mid-America Apartments LP	4.30	10-15-2023	35,000	36,777
National Retail Properties Incorporated	3.30	4-15-2023	70,000	71,075
National Retail Properties Incorporated	3.80	10-15-2022	70,000	72,250
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	194,822
Realty Income Corporation	4.65	8-1-2023	210,000	226,002
Simon Property Group LP	3.30	1-15-2026	410,000	417,837
Simon Property Group LP	3.75	2-1-2024	175,000	182,252
Simon Property Group LP	4.13	12-1-2021	210,000	216,795
Simon Property Group LP	4.38	3-1-2021	350,000	359,599
Simon Property Group LP	4.75	3-15-2042	175,000	199,263
UDR Incorporated	3.70	10-1-2020	175,000	177,073
UDR Incorporated	4.63	1-10-2022	70,000	73,038
Ventas Realty LP	3.50	2-1-2025	400,000	408,485
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	81,780
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	103,016
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	126,378
Welltower Incorporated	4.13	3-15-2029	1,100,000	1,149,506
Welltower Incorporated	5.25	1-15-2022	70,000	74,278
Weyerhaeuser Company	7.38	3-15-2032	200,000	272,266
				11,003,297

Utilities : 6.87%
Electric Utilities : 5.19%
Alabama Power Company	3.55	12-1-2023	175,000	182,357
Alabama Power Company	3.85	12-1-2042	140,000	142,346
Alabama Power Company	4.15	8-15-2044	105,000	111,357
American Electric Power Company Incorporated	2.95	12-15-2022	300,000	303,881
Appalachian Power Company	3.40	6-1-2025	175,000	178,809
Appalachian Power Company	4.45	6-1-2045	175,000	188,875
Appalachian Power Company	7.00	4-1-2038	70,000	95,759
Arizona Public Service Company	3.15	5-15-2025	105,000	107,488
Arizona Public Service Company	4.50	4-1-2042	70,000	76,651
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	48,972
Carolina Power & Light Company	2.80	5-15-2022	175,000	176,676
CenterPoint Energy Houston	3.55	8-1-2042	175,000	173,049
CenterPoint Energy Houston	4.50	4-1-2044	175,000	197,835

15

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Commonwealth Edison Company	3.80%	10-1-2042	$70,000	$70,308
Commonwealth Edison Company	5.90	3-15-2036	175,000	221,010
Connecticut Light & Power Company	4.15	6-1-2045	87,000	94,303
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	232,070
Consolidated Edison Company of New York Incorporated Series 14-C	4.63	12-1-2054	300,000	331,247
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	245,000	256,144
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	72,129
DTE Electric Company	3.65	3-15-2024	105,000	109,962
Duke Energy Carolinas LLC	4.30	6-15-2020	50,000	50,941
Duke Energy Corporation	3.05	8-15-2022	70,000	70,629
Duke Energy Corporation	3.95	10-15-2023	140,000	146,439
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	71,275
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	122,160
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	62,635
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	110,404
Emera US Finance LP	3.55	6-15-2026	200,000	201,160
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	183,260
Entergy Corporation	5.13	9-15-2020	175,000	179,108
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	95,952
Entergy Louisiana LLC	5.40	11-1-2024	175,000	198,434
Exelon Corporation	4.95	6-15-2035	140,000	154,953
Exelon Generation Company LLC	4.25	6-15-2022	157,000	163,551
FirstEnergy Corporation	4.25	3-15-2023	168,000	176,093
Florida Power & Light Company	4.05	6-1-2042	175,000	186,048
Florida Power & Light Company	5.95	2-1-2038	224,000	299,470
Florida Power & Light Company	5.96	4-1-2039	175,000	232,836
Florida Power Corporation	5.65	4-1-2040	87,000	111,911
Georgia Power Company	4.30	3-15-2042	175,000	181,266
Interstate Power & Light Company	6.25	7-15-2039	21,000	27,415
Kansas City Power & Light Company	3.15	3-15-2023	140,000	143,052
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	70,936
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	268,084
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	180,669
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	142,211
Northeast Utilities	2.80	5-1-2023	122,000	122,541
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	173,666
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	105,173
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	170,569
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	34,436
NSTAR Electric Company	2.38	10-15-2022	140,000	139,399
NSTAR Electric Company	5.50	3-15-2040	70,000	86,853
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	129,954
Ohio Edison Company	6.88	7-15-2036	175,000	231,120
Ohio Power Company	5.38	10-1-2021	45,000	47,937
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	158,236
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	169,952
PacifiCorp	3.60	4-1-2024	175,000	182,786
PacifiCorp	4.10	2-1-2042	70,000	74,264
PacifiCorp	5.75	4-1-2037	175,000	222,897
Potomac Electric Power Company	3.60	3-15-2024	175,000	182,284
Potomac Electric Power Company	6.50	11-15-2037	140,000	188,666
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	145,529
PPL Electric Utilities	4.75	7-15-2043	105,000	122,880
PPL Electric Utilities	6.25	5-15-2039	31,000	41,222
PSEG Power LLC	8.63	4-15-2031	75,000	101,853
Public Service Company of Colorado	2.25	9-15-2022	70,000	69,490
Public Service Company of Colorado	3.20	11-15-2020	210,000	211,703
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	139,793
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	174,699
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	146,097
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	72,889
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	89,724
South Carolina Electric & Gas Company	5.10	6-1-2065	100,000	122,359
Southern California Edison Company	3.88	6-1-2021	449,000	457,293
Southern California Edison Company	3.90	3-15-2043	105,000	99,796
Southern California Edison Company	5.35	7-15-2035	126,000	138,620
Southern California Edison Company	5.50	3-15-2040	140,000	159,996
Southern California Edison Company	6.00	1-15-2034	70,000	82,876
Southern Company	2.75	6-15-2020	175,000	175,196

16

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Southern Company	2.95%	7-1-2023	$200,000	$201,010
Southwestern Electric Power Company	6.20	3-15-2040	35,000	44,496
TXU Electric Delivery Company	7.25	1-15-2033	52,000	74,017
Union Electric Company	3.90	9-15-2042	175,000	181,876
Union Electric Company	8.45	3-15-2039	56,000	88,235
Virginia Electric & Power Company	3.10	5-15-2025	70,000	70,880
Virginia Electric & Power Company	3.45	2-15-2024	105,000	108,270
Virginia Electric & Power Company	4.20	5-15-2045	105,000	110,107
Virginia Electric & Power Company	4.45	2-15-2044	105,000	115,588
Virginia Electric & Power Company	6.00	1-15-2036	70,000	87,360
Westar Energy Incorporated	4.10	4-1-2043	210,000	222,194
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	86,933
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	132,479
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	237,902
				13,936,215

Gas Utilities : 0.34%
Atmos Energy Corporation	4.13	10-15-2044	245,000	260,512
Atmos Energy Corporation	5.50	6-15-2041	42,000	52,278
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	46,244
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	94,448
National Fuel Gas Company	3.75	3-1-2023	218,000	221,356
One Gas Incorporated	3.61	2-1-2024	70,000	72,941
One Gas Incorporated	4.66	2-1-2044	35,000	40,438
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	38,764
Southern California Gas Company	5.13	11-15-2040	70,000	80,488
				907,469

Multi-Utilities : 1.26%
Black Hills Corporation	4.25	11-30-2023	210,000	220,246
CMS Energy Corporation	5.05	3-15-2022	245,000	258,752
Consumers Energy Company	3.95	5-15-2043	140,000	149,535
Dominion Resources Incorporated	2.75	9-15-2022	210,000	209,805
Dominion Resources Incorporated	4.90	8-1-2041	42,000	45,987
Dominion Resources Incorporated	5.95	6-15-2035	157,000	188,172
DTE Energy Company	3.30	6-15-2022	70,000	71,127
DTE Energy Company	3.85	12-1-2023	170,000	176,726
Entergy Louisiana LLC	4.20	4-1-2050	500,000	531,043
NiSource Finance Corporation	5.65	2-1-2045	140,000	166,199
Puget Energy Incorporated	3.65	5-15-2025	140,000	141,590
Puget Energy Incorporated	6.00	9-1-2021	175,000	186,553
Sempra Energy	2.88	10-1-2022	140,000	139,813
Sempra Energy	3.25	6-15-2027	300,000	292,048
Sempra Energy	4.00	2-1-2048	400,000	372,781
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	104,768
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	145,347
				3,400,492

Water Utilities : 0.08%
American Water Capital Corporation	3.40	3-1-2025	210,000	216,054

Total Corporate Bonds and Notes (Cost $208,532,014)				216,794,102

Yankee Corporate Bonds and Notes : 18.46%
Communication Services : 2.31%
Diversified Telecommunication Services : 0.55%
British Telecommunications plc	9.63	12-15-2030	200,000	290,601
Telefonica Emisiones SA	4.90	3-6-2048	800,000	790,507
Telefonica Europe BV	8.25	9-15-2030	294,000	402,912
				1,484,020

17

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 1.76%
America Movil SAB de CV	3.13%	7-16-2022	$2,000,000	$2,023,014
America Movil SAB de CV	6.38	3-1-2035	395,000	497,309
Rogers Communications Incorporated	3.00	3-15-2023	140,000	141,684
Rogers Communications Incorporated	4.50	3-15-2043	140,000	149,106
Rogers Communications Incorporated	5.00	3-15-2044	800,000	901,684
Vodafone Group plc	2.95	2-19-2023	190,000	190,850
Vodafone Group plc	4.38	2-19-2043	350,000	328,994
Vodafone Group plc	6.25	11-30-2032	210,000	253,009
Vodafone Group plc	7.88	2-15-2030	175,000	232,325
				4,717,975

Consumer Discretionary : 0.39%
Auto Components : 0.07%
Magna International Incorporated	4.15	10-1-2025	175,000	185,096

Internet & Direct Marketing Retail : 0.32%
Alibaba Group Holding Limited	3.13	11-28-2021	250,000	252,453
Alibaba Group Holding Limited	3.40	12-6-2027	400,000	395,154
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	203,826
				851,433

Consumer Staples : 0.14%
Beverages : 0.14%
Diageo Capital plc	2.63	4-29-2023	210,000	210,841
Diageo Capital plc	5.88	9-30-2036	122,000	156,280
				367,121

Energy : 1.70%
Oil, Gas & Consumable Fuels : 1.70%
BP Capital Markets plc	3.81	2-10-2024	350,000	365,932
Canadian Natural Resources Limited	3.85	6-1-2027	200,000	202,377
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	217,760
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	215,114
Canadian Natural Resources Limited	6.75	2-1-2039	110,000	138,706
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	144,350
Cenovus Energy Incorporated	6.75	11-15-2039	240,000	268,298
Encana Corporation	6.50	8-15-2034	200,000	239,338
Husky Energy Incorporated	6.80	9-15-2037	70,000	86,604
Petro-Canada	5.95	5-15-2035	140,000	170,822
Suncor Energy Incorporated	5.95	12-1-2034	52,000	64,959
Total Capital Canada Limited	2.75	7-15-2023	245,000	246,752
Total Capital International SA	2.70	1-25-2023	385,000	386,886
Total Capital International SA	2.88	2-17-2022	175,000	177,036
Total Capital International SA	3.75	4-10-2024	350,000	368,358
Total Capital SA	4.13	1-28-2021	70,000	72,105
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	181,012
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	213,314
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	79,629
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	253,467
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	480,980
				4,573,799

Financials : 10.98%
Banks : 8.97%
Banco Santander SA	3.80	2-23-2028	200,000	196,649
Banco Santander SA	4.38	4-12-2028	1,200,000	1,231,217
Bancolombia SA	5.95	6-3-2021	200,000	209,900
Bank of Montreal	1.90	8-27-2021	470,000	464,447
Bank of Montreal	2.35	9-11-2022	200,000	199,262
Bank of Montreal (5 Year USD Swap +1.43%) ±	3.80	12-15-2032	800,000	790,400

18

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of Nova Scotia	2.45%	9-19-2022	$300,000	$300,606
Bank of Nova Scotia	4.38	1-13-2021	350,000	361,063
Bank of Nova Scotia	4.50	12-16-2025	500,000	532,150
Bank of Nova Scotia (3 Month LIBOR +2.65%) ±	4.65	12-31-2099	200,000	186,000
Barclays plc	2.88	6-8-2020	300,000	299,739
Barclays plc	3.25	1-12-2021	500,000	500,871
Barclays plc	4.38	1-12-2026	200,000	202,152
BNP Paribas	4.25	10-15-2024	400,000	414,745
BPCE SA	2.75	12-2-2021	330,000	330,726
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	779,123
Credit Suisse Group Funding Limited	3.45	4-16-2021	550,000	555,502
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	794,882
HSBC Holdings plc	4.00	3-30-2022	200,000	207,249
HSBC Holdings plc (3 Month LIBOR +1.55%) ±	4.04	3-13-2028	500,000	510,989
HSBC Holdings plc	4.88	1-14-2022	175,000	184,678
ING Banking Group plc	4.55	10-2-2028	1,300,000	1,383,433
Lloyds Banking Group plc (3 Month LIBOR +1.21%) ±	3.57	11-7-2028	800,000	773,354
Lloyds Banking Group plc	4.58	12-10-2025	250,000	254,241
Lloyds Banking Group plc	5.30	12-1-2045	300,000	321,377
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	600,000	594,425
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	700,000	691,726
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	209,613
Mizuho Financial Group	2.95	2-28-2022	750,000	755,306
Mizuho Financial Group	3.17	9-11-2027	600,000	608,151
National Australia Bank Limited	2.50	7-12-2026	800,000	777,551
Rabobank Nederland NV	3.88	2-8-2022	250,000	258,839
Rabobank Nederland NV	4.50	1-11-2021	350,000	361,606
Royal Bank of Canada	2.50	1-19-2021	350,000	351,061
Royal Bank of Canada	4.65	1-27-2026	700,000	754,080
Royal Bank of Scotland Group plc	3.88	9-12-2023	300,000	301,943
Royal Bank of Scotland Group plc	4.80	4-5-2026	400,000	419,337
Royal Bank of Scotland Group plc (3 Month LIBOR +1.91%) ±	5.08	1-27-2030	600,000	634,446
Santander UK plc	4.00	3-13-2024	200,000	209,013
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	261,820
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	661,252
Sumitomo Mitsui Financial Group	3.78	3-9-2026	500,000	528,076
Svenska Handelsbanken AB	1.95	9-8-2020	1,150,000	1,142,584
Toronto Dominion Bank	1.80	7-13-2021	200,000	197,463
Toronto Dominion Bank	2.50	12-14-2020	300,000	300,630
Toronto Dominion Bank	3.50	7-19-2023	300,000	311,690
Toronto Dominion Bank (5 Year USD Swap +2.21%) ±	3.63	9-15-2031	525,000	527,133
Westpac Banking Corporation	2.10	5-13-2021	350,000	347,217
Westpac Banking Corporation	2.50	6-28-2022	200,000	199,992
Westpac Banking Corporation	2.85	5-13-2026	700,000	697,048
				24,086,757

Capital Markets : 0.45%
Deutsche Bank AG	3.13	1-13-2021	350,000	347,530
Deutsche Bank AG	3.70	5-30-2024	700,000	681,941
Invesco Finance plc	4.00	1-30-2024	175,000	184,104
				1,213,575

Diversified Financial Services : 1.35%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	156,041
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	212,169
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	206,088
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	268,957
GE Capital International Funding Company	3.37	11-15-2025	550,000	545,593
Medtronic Global Holdings Company	3.35	4-1-2027	700,000	723,252
Shell International Finance BV	2.25	1-6-2023	175,000	173,385
Shell International Finance BV	2.38	8-21-2022	175,000	174,538
Shell International Finance BV	2.88	5-10-2026	230,000	229,997
Shell International Finance BV	3.25	5-11-2025	350,000	360,102
Shell International Finance BV	3.40	8-12-2023	175,000	180,803
Shell International Finance BV	3.63	8-21-2042	175,000	173,208
WPP Finance 2010	3.75	9-19-2024	200,000	203,993
				3,608,126

19

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance : 0.21%
Aon plc	3.88%	12-15-2025	$200,000	$208,748
Aon plc	4.00	11-27-2023	105,000	109,868
XL Capital Limited	6.25	5-15-2027	70,000	84,012
XLIT Limited	5.25	12-15-2043	140,000	167,765
				570,393

Health Care : 1.19%
Health Care Equipment & Supplies : 0.09%
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	236,164

Pharmaceuticals : 1.10%
Actavis Funding SCS	3.85	6-15-2024	350,000	355,988
Actavis Funding SCS	4.85	6-15-2044	350,000	342,995
AstraZeneca plc	2.38	11-16-2020	350,000	349,344
AstraZeneca plc	3.38	11-16-2025	500,000	505,926
AstraZeneca plc	4.38	11-16-2045	200,000	209,733
Mylan NV	3.95	6-15-2026	700,000	658,099
Shire plc ADR	3.20	9-23-2026	560,000	551,182
				2,973,267

Industrials : 0.77%
Aerospace & Defense : 0.11%
Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	305,228

Professional Services : 0.12%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	220,779
Thomson Reuters Corporation	5.85	4-15-2040	94,000	107,984
				328,763

Road & Rail : 0.15%
Canadian National Railway Company	6.20	6-1-2036	140,000	187,015
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	147,832
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	56,936
				391,783

Trading Companies & Distributors : 0.39%
AerCap Ireland Capital DAC	4.25	7-1-2020	200,000	203,056
AerCap Ireland Capital DAC	3.95	2-1-2022	520,000	529,893
AerCap Ireland Capital DAC	4.63	10-30-2020	300,000	307,108
				1,040,057

Machinery : 0.12%
Ingersoll-Rand Luxembourg Finance SA	4.50	3-21-2049	300,000	313,473
Materials : 0.86%
Chemicals : 0.54%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	324,479
Nutrien Limited	5.00	4-1-2049	800,000	831,603
Nutrien Limited	5.63	12-1-2040	140,000	156,977
Nutrien Limited	6.13	1-15-2041	115,000	134,894
				1,447,953

20

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.32%
Rio Tinto Finance (USA) Limited		4.13%	8-21-2042	$175,000	$186,408
Vale Overseas Limited		4.38	1-11-2022	140,000	142,870
Vale Overseas Limited		6.88	11-21-2036	382,000	427,840
Vale Overseas Limited		6.88	11-10-2039	91,000	101,905
					859,023

Total Yankee Corporate Bonds and Notes (Cost $48,292,589)					49,554,006

Total investments in securities (Cost $256,824,603)	99.19%				266,348,108
Other assets and liabilities, net	0.81				2,185,003

Total net assets	100.00%				$268,533,111

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

21

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	854,059	8,979,938	9,833,997	0	$0	0.00%

*	No longer held at the end of the period.

Wells Fargo Investment Grade Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Corporate bonds and notes	$0	$216,794,102	$0	$216,794,102
Yankee corporate bonds and notes	0	49,554,006	0	49,554,006

Total assets	$0	$266,348,108	$0	$266,348,108

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.19%
FHLB	2.00%	9-9-2022	$200,000	$200,473
FHLB	2.13	6-9-2023	35,000	35,107
FHLB	2.26	10-4-2022	10,000	9,991
FHLB	2.52	10-9-2020	190,000	190,157
FHLB	2.75	12-13-2024	20,000	20,701
FHLMC	3.25	6-9-2023	50,000	52,454
FNMA	1.38	10-7-2021	45,000	44,396
FNMA	1.50	6-22-2020	33,000	32,738
FNMA	1.50	11-30-2020	110,000	109,106
FNMA	1.88	9-24-2026	55,000	53,904
FNMA	2.13	4-24-2026	28,000	27,922
FNMA	2.63	9-6-2024	100,000	102,926
Total Agency Securities (Cost $868,980)				879,875

U.S. Treasury Securities : 98.35%
TIPS	0.13	4-15-2021	1,110,286	1,099,783
TIPS	0.13	1-15-2022	1,151,403	1,143,894
TIPS	0.13	4-15-2022	964,941	956,816
TIPS	0.13	7-15-2022	373,077	371,744
TIPS	0.13	1-15-2023	2,989,417	2,966,410
TIPS	0.13	7-15-2024	2,465,960	2,450,770
TIPS	0.13	7-15-2026	1,826,491	1,802,596
TIPS	0.25	1-15-2025	1,288,116	1,282,347
TIPS	0.38	7-15-2023	1,824,799	1,835,685
TIPS	0.38	7-15-2025	1,656,510	1,665,156
TIPS	0.38	1-15-2027	1,405,114	1,406,326
TIPS	0.38	7-15-2027	732,789	735,024
TIPS	0.50	4-15-2024	630,050	635,152
TIPS	0.50	1-15-2028	1,566,710	1,582,366
TIPS	0.63	7-15-2021	1,843,488	1,854,873
TIPS	0.63	4-15-2023	465,724	470,331
TIPS	0.63	1-15-2024	1,902,511	1,929,287
TIPS	0.63	1-15-2026	738,307	751,698
TIPS	0.75	7-15-2028	1,169,865	1,211,456
TIPS	0.88	1-15-2029	95,520	99,861
TIPS	1.13	1-15-2021	2,099,042	2,116,992
TIPS	1.25	7-15-2020	1,305,707	1,317,177
TIPS	1.75	1-15-2028	1,177,202	1,312,792
TIPS	2.00	1-15-2026	1,031,197	1,143,086
TIPS	2.38	1-15-2025	1,340,717	1,492,663
TIPS	2.38	1-15-2027	741,315	852,814
TIPS	2.50	1-15-2029	574,337	687,544
TIPS	3.63	4-15-2028	78,598	100,541
TIPS	3.88	4-15-2029	1,175,401	1,566,837
U.S. Treasury Bond	6.38	8-15-2027	125,000	165,264
U.S. Treasury Bond	6.88	8-15-2025	20,000	25,647
U.S. Treasury Note	2.88	11-30-2025	430,000	452,474
U.S. Treasury Note	1.13	7-31-2021	493,000	484,604
U.S. Treasury Note	1.13	9-30-2021	510,000	501,135
U.S. Treasury Note	1.25	10-31-2021	513,000	504,964
U.S. Treasury Note	1.25	7-31-2023	488,000	474,942
U.S. Treasury Note	1.38	10-31-2020	510,000	505,139
U.S. Treasury Note	1.38	4-30-2021	479,000	473,761
U.S. Treasury Note	1.38	6-30-2023	489,000	478,513
U.S. Treasury Note	1.38	8-31-2023	490,000	479,090
U.S. Treasury Note	1.38	9-30-2023	339,000	331,187
U.S. Treasury Note	1.50	3-31-2023	450,000	443,197
U.S. Treasury Note	1.50	8-15-2026	325,000	313,244
U.S. Treasury Note	1.63	6-30-2020	2,000	1,987
U.S. Treasury Note	1.63	7-31-2020	505,000	501,785
U.S. Treasury Note	1.63	8-15-2022	365,000	361,892

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Strategic Retirement Bond Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	4-30-2023	$483,000	$477,679
U.S. Treasury Note	1.63	5-31-2023	20,000	19,778
U.S. Treasury Note	1.63	10-31-2023	486,000	479,716
U.S. Treasury Note	1.63	2-15-2026	663,000	646,632
U.S. Treasury Note	1.63	5-15-2026	669,000	651,517
U.S. Treasury Note	1.75	10-31-2020	473,000	470,931
U.S. Treasury Note	1.75	2-28-2022	483,000	480,943
U.S. Treasury Note	1.75	3-31-2022	484,000	481,996
U.S. Treasury Note	1.75	5-31-2022	507,000	504,782
U.S. Treasury Note	1.75	6-30-2022	305,000	303,797
U.S. Treasury Note	1.75	1-31-2023	10,000	9,944
U.S. Treasury Note	1.75	5-15-2023	595,000	591,235
U.S. Treasury Note	1.88	6-30-2020	406,000	404,478
U.S. Treasury Note	1.88	2-28-2022	450,000	449,578
U.S. Treasury Note	1.88	4-30-2022	505,000	504,605
U.S. Treasury Note	1.88	8-31-2022	417,000	416,674
U.S. Treasury Note	1.88	8-31-2024	160,000	159,425
U.S. Treasury Note	2.00	7-31-2020	434,000	433,068
U.S. Treasury Note	2.00	9-30-2020	376,000	375,457
U.S. Treasury Note	2.00	11-30-2020	449,000	448,737
U.S. Treasury Note	2.00	5-31-2021	469,000	469,421
U.S. Treasury Note	2.00	10-31-2021	479,000	479,954
U.S. Treasury Note	2.00	2-15-2022	10,000	10,027
U.S. Treasury Note	2.00	11-30-2022	645,000	647,016
U.S. Treasury Note	2.00	2-15-2023	285,000	285,891
U.S. Treasury Note	2.00	4-30-2024	10,000	10,028
U.S. Treasury Note	2.00	5-31-2024	269,000	270,019
U.S. Treasury Note	2.00	6-30-2024	185,000	185,484
U.S. Treasury Note	2.00	2-15-2025	597,000	597,653
U.S. Treasury Note	2.00	8-15-2025	645,000	644,899
U.S. Treasury Note	2.00	11-15-2026	660,000	657,834
U.S. Treasury Note	2.13	8-31-2020	490,000	490,000
U.S. Treasury Note	2.13	1-31-2021	157,000	157,282
U.S. Treasury Note	2.13	12-31-2021	474,000	476,629
U.S. Treasury Note	2.13	12-31-2022	510,000	513,925
U.S. Treasury Note	2.13	2-29-2024	378,000	381,234
U.S. Treasury Note	2.13	5-15-2025	75,000	75,551
U.S. Treasury Note	2.25	3-31-2021	458,000	460,201
U.S. Treasury Note	2.25	7-31-2021	463,000	466,057
U.S. Treasury Note	2.25	12-31-2023	472,000	478,453
U.S. Treasury Note	2.25	1-31-2024	474,000	480,610
U.S. Treasury Note	2.25	10-31-2024	490,000	497,254
U.S. Treasury Note	2.25	11-15-2024	385,000	390,504
U.S. Treasury Note	2.25	2-15-2027	580,000	587,930
U.S. Treasury Note	2.25	8-15-2027	480,000	485,963
U.S. Treasury Note	2.25	11-15-2027	650,000	657,643
U.S. Treasury Note	2.38	12-31-2020	443,000	445,353
U.S. Treasury Note	2.38	5-15-2027	453,000	463,210
U.S. Treasury Note	2.50	12-31-2020	595,000	599,300
U.S. Treasury Note	2.50	1-15-2022	585,000	593,706
U.S. Treasury Note	2.50	8-15-2023	544,000	556,665
U.S. Treasury Note	2.63	8-15-2020	493,000	495,850
U.S. Treasury Note	2.63	11-15-2020	275,000	277,234
U.S. Treasury Note	2.63	12-31-2023	595,000	612,966
U.S. Treasury Note	2.63	3-31-2025	345,000	357,183
U.S. Treasury Note	2.63	1-31-2026	445,000	461,705
U.S. Treasury Note	2.75	11-30-2020	585,000	590,941
U.S. Treasury Note	2.75	9-15-2021	560,000	570,566
U.S. Treasury Note	2.75	8-31-2023	510,000	527,153
U.S. Treasury Note	2.75	11-15-2023	16,000	16,554
U.S. Treasury Note	2.88	4-30-2025	470,000	493,316
U.S. Treasury Note	2.88	5-31-2025	490,000	514,423
U.S. Treasury Note	2.88	8-15-2028	390,000	414,390
U.S. Treasury Note	3.13	11-15-2028	480,000	520,669
U.S. Treasury Note	6.00	2-15-2026	146,000	182,192

2

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments— May 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		6.50%	11-15-2026	$30,000	$39,177
U.S. Treasury Note		6.75	8-15-2026	220,000	288,991
U.S. Treasury Note		8.00	11-15-2021	331,000	378,685
U.S. Treasury Note		8.13	5-15-2021	309,000	345,006
U.S. Treasury Note		8.13	8-15-2021	300,000	339,703
U.S. Treasury Note		8.75	8-15-2020	76,000	81,923
Total U.S. Treasury Securities (Cost $71,929,480)					72,676,141

Total investments in securities (Cost $72,798,460)	99.54%				73,556,016
Other assets and liabilities, net	0.46				339,978

Total net assets	100.00%				$73,895,994

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury inflation-protected securities

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager or adviser. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	140,309	1,479,999	1,620,308	0	0	0.00%

*	No longer held at the end of the period.

Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$879,875	$0	$879,875
U.S. Treasury securities	72,676,141	0	0	72,676,141

Total assets	$72,676,141	$879,875	$0	$73,556,016

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo U.S. REIT Portfolio	Portfolio of investments —- May 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 99.75%
Real Estate : 99.75%
Equity REITs : 99.75%
Acadia Realty Trust	4,586	$125,426
Alexander & Baldwin Incorporated	3,734	86,143
Alexandria Real Estate Equities Incorporated	6,247	914,623
American Assets Trust Incorporated	2,144	97,316
American Campus Communities Incorporated	7,585	351,337
American Homes 4 Rent Class A	14,235	347,476
Americold Realty Trust	11,223	351,280
Apartment Investment & Management Company Class A	8,043	401,748
Apple Hospitality REIT Incorporated	11,769	181,713
AvalonBay Communities Incorporated	7,761	1,575,561
Boston Properties Incorporated	8,612	1,126,708
Brandywine Realty Trust	9,828	148,501
Brixmor Property Group Incorporated	16,577	284,296
Brookfield Property REIT Class A	5,586	103,006
Camden Property Trust	5,357	553,700
Chesapeake Lodging Trust	3,298	94,883
Colony Capital Incorporated	26,745	138,807
Columbia Property Trust Incorporated	6,502	139,013
CoreCivic Incorporated	6,666	145,985
CorePoint Lodging Incorporated	2,292	27,779
Corporate Office Properties Trust	6,160	171,494
Cousins Properties Incorporated	23,437	212,105
CubeSmart	10,426	351,565
DiamondRock Hospitality	11,278	111,765
Digital Realty Trust Incorporated	11,607	1,366,376
Douglas Emmett Incorporated	9,096	366,478
Duke Realty Corporation	20,112	605,170
Easterly Government Properties Incorporated	3,386	62,336
EastGroup Properties Incorporated	2,011	223,221
Empire State Realty Trust Incorporated	9,755	149,837
Equity Commonwealth	6,576	214,180
Equity Lifestyle Properties Incorporated	4,547	553,188
Equity Residential	20,504	1,569,991
Essential Properties Realty	2,702	57,445
Essex Property Trust Incorporated	3,634	1,060,183
Extra Space Storage Incorporated	6,887	738,011
Federal Realty Investment Trust	4,146	542,007
First Industrial Realty Trust Incorporated	7,068	245,330
Gaming and Leisure Properties Incorporated	11,381	449,436
Global Medical REIT Incorporated	1,927	20,542
HCP Incorporated	26,853	851,509
Healthcare Realty Trust Incorporated	7,119	229,517
Healthcare Trust of America Incorporated Class A	11,433	329,156
Hersha Hospitality Trust	2,140	36,487
Highwoods Properties Incorporated	5,862	257,107
Hospitality Properties Trust	9,023	224,402
Host Hotels & Resorts Incorporated	41,244	746,929
Hudson Pacific Properties Incorporated	8,537	285,221
Industrial Logistics Properties Trust	3,679	69,386
Innovative Industrial Properties Incorporated	524	44,032
Invitation Homes Incorporated	19,010	487,226
Iron Mountain Incorporated	16,094	493,281
JBG Smith Properties	6,822	269,401
Kilroy Realty Corporation	5,540	408,353
Kimco Realty Corporation	22,846	397,520
Kite Realty Group Trust	4,646	70,619
Lamar Advertising Company Class A	4,771	373,140
Liberty Property Trust	8,237	391,010
Life Storage Incorporated	2,549	245,418

1

Portfolio of investments —- May 31, 2019 (unaudited)	Wells Fargo U.S. REIT Portfolio

Security name		Shares	Value
Equity REITs (continued)
LTC Properties Incorporated		2,186	$97,824
Mack-Cali Realty Corporation		4,258	96,742
Mid-America Apartment Communities Incorporated		6,341	724,015
National Health Investors Incorporated		2,316	181,922
National Storage Affiliates Trust		3,148	93,779
Office Properties Income Trust		2,694	64,414
Outfront Media Incorporated		7,880	194,242
Paramount Group Incorporated		11,685	166,511
Park Hotels & Resorts Incorporated		11,208	309,565
Pebblebrook Hotel Trust		7,310	203,437
Pennsylvania REIT		3,250	20,833
Piedmont Office Realty Trust Incorporated Class A		6,953	141,354
Prologis Incorporated		35,009	2,579,113
PS Business Parks Incorporated		1,112	178,943
Public Storage Incorporated		8,338	1,983,443
Regency Centers Corporation		9,258	610,658
Retail Opportunity Investment Corporation		6,201	103,805
Rexford Industrial Realty Incorporated		5,806	219,467
RLJ Lodging Trust		9,593	164,712
RPT Realty		4,337	52,781
Ryman Hospitality Properties Incorporated		2,571	205,551
SBA Communications Corporation †		6,393	1,383,509
Senior Housing Properties Trust		13,409	105,663
Seritage Growth Property Class A		1,808	75,611
Simon Property Group Incorporated		16,732	2,712,090
SITE Centers Corporation		7,770	99,223
SL Green Realty Corporation		4,754	408,844
STAG Industrial Incorporated		7,023	204,931
Summit Hotel Properties Incorporated		5,796	66,248
Sun Communities Incorporated		4,726	596,752
Sunstone Hotel Investors Incorporated		12,873	172,756
Tanger Factory Outlet Centers Incorporated		5,136	87,107
Taubman Centers Incorporated		3,226	143,105
Terreno Realty Corporation		3,409	155,825
The Geo Group Incorporated		6,607	144,892
The Macerich Company		7,890	286,644
Tier Incorporated		3,059	82,348
UDR Incorporated		15,614	699,195
Uniti Group Incorporated		9,763	93,822
Urban Edge Properties		6,360	109,710
Ventas Incorporated		19,795	1,272,819
VICI Properties Incorporated		22,558	500,336
Vornado Realty Trust		9,800	649,054
Washington Prime Group Incorporated		10,716	43,936
Washington REIT		4,422	117,669
Weingarten Realty Investors		6,704	189,053
Welltower Incorporated		22,449	1,823,308
Xenia Hotels & Resorts Incorporated		6,370	133,197
Total Common Stocks (Cost $38,278,775)			43,226,433

	Yield
Short-Term Investments : 0.33%
Investment Companies : 0.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.30%	142,170	142,170

Total Short-Term Investments (Cost $142,170)			142,170

2

Wells Fargo U.S. REIT Portfolio	Portfolio of investments —- May 31, 2019 (unaudited)

		Value
Total investments in securities (Cost $38,420,945)	100.08%	$43,368,603
Other assets and liabilities, net	(0.08)	(35,446)

Total net assets	100.00%	$43,333,157

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	192,034	1,583,095	1,632,959	142,170	$142,170	0.33%

Wells Fargo U.S. REIT Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Real estate	$43,226,433	$0	$0	$43,226,433
Short-term investments
Investment companies	142,170	0	0	142,170

Total assets	$43,368,603	$0	$0	$43,368,603

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Portfolio did not have any transfers into/out of Level 3.